UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2018

Item 1.

Reports to Stockholders

Strategic Advisers® Value Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)

% of fund's net assets
Invesco Diversified Dividend Fund - Class A	4.7
JPMorgan Chase & Co.	3.1
Pfizer, Inc.	2.8
Cisco Systems, Inc.	2.2
Bank of America Corp.	2.2
Johnson & Johnson	2.1
Verizon Communications, Inc.	2.0
Intel Corp.	1.9
Citigroup, Inc.	1.8
Exxon Mobil Corp.	1.8
24.6

Top Five Market Sectors as of November 30, 2018

(stocks only)

% of fund's net assets
Financials	29.4
Health Care	14.0
Information Technology	12.6
Energy	7.8
Industrials	7.3

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	90.2%
Large Blend Funds	1.3%
Large Value Funds	4.9%
Mid-Cap Value Funds	1.7%
Sector Funds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,658,000	$51,795,920
Verizon Communications, Inc.	3,631,224	218,962,807
		270,758,727
Entertainment - 0.9%
Cinemark Holdings, Inc.	22,500	863,325
The Madison Square Garden Co. (a)	8,000	2,160,160
The Walt Disney Co.	653,100	75,426,519
Viacom, Inc. Class B (non-vtg.)	425,400	13,127,844
		91,577,848
Interactive Media & Services - 0.1%
Twitter, Inc. (a)	450,500	14,168,225
Media - 1.3%
CBS Corp. Class B	196,751	10,659,969
Charter Communications, Inc. Class A (a)	27,017	8,893,996
Comcast Corp. Class A	2,121,564	82,762,212
DISH Network Corp. Class A (a)	256,188	8,392,719
Entercom Communications Corp. Class A (b)	413,627	2,700,984
Gannett Co., Inc.	247,600	2,567,612
Interpublic Group of Companies, Inc.	170,700	4,011,450
Liberty Global PLC Class C (a)	162,693	3,951,813
Nexstar Broadcasting Group, Inc. Class A	74,293	6,139,574
Omnicom Group, Inc.	80,700	6,211,479
Tegna, Inc.	402,400	5,347,896
		141,639,704

TOTAL COMMUNICATION SERVICES		518,144,504

CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.7%
Aptiv PLC	111,800	8,038,420
BorgWarner, Inc.	427,400	16,916,492
Cooper Tire & Rubber Co.	265,127	9,067,343
Gentex Corp.	121,900	2,745,188
Lear Corp.	156,400	21,309,500
The Goodyear Tire & Rubber Co.	685,300	15,871,548
		73,948,491
Automobiles - 1.1%
Ford Motor Co.	3,264,700	30,720,827
General Motors Co.	1,632,300	61,945,785
Harley-Davidson, Inc.	453,072	19,160,415
Thor Industries, Inc.	82,400	5,587,544
		117,414,571
Distributors - 0.1%
Genuine Parts Co.	85,947	8,913,563
Diversified Consumer Services - 0.0%
H&R Block, Inc.	64,600	1,744,846
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (b)	359,074	18,341,500
Carnival Corp.	237,200	14,300,788
Hilton Worldwide Holdings, Inc.	64,858	4,899,373
Hyatt Hotels Corp. Class A	16,100	1,148,091
Las Vegas Sands Corp.	210,400	11,559,376
Norwegian Cruise Line Holdings Ltd. (a)	95,200	4,885,664
Royal Caribbean Cruises Ltd.	95,000	10,741,650
U.S. Foods Holding Corp. (a)	41,700	1,383,606
Wyndham Destinations, Inc.	317,577	13,169,918
Wyndham Hotels & Resorts, Inc.	72,457	3,632,269
		84,062,235
Household Durables - 0.8%
D.R. Horton, Inc.	133,900	4,983,758
Garmin Ltd.	79,300	5,286,138
Leggett & Platt, Inc.	46,600	1,805,284
Lennar Corp.:
Class A	310,000	13,246,300
Class B	6,200	214,272
Newell Brands, Inc.	146,700	3,432,780
NVR, Inc. (a)	1,100	2,695,000
PulteGroup, Inc.	681,726	18,079,374
Sony Corp. sponsored ADR	333,000	17,589,060
Toll Brothers, Inc.	64,694	2,132,961
Whirlpool Corp.	137,700	17,368,101
		86,833,028
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	31,313	3,782,297
Leisure Products - 0.0%
Brunswick Corp.	38,900	2,063,256
Polaris Industries, Inc.	19,400	1,881,800
		3,945,056
Multiline Retail - 1.3%
Big Lots, Inc.	160,800	7,004,448
Dillard's, Inc. Class A (b)	109,300	7,584,327
Dollar Tree, Inc. (a)	53,936	4,680,027
Kohl's Corp.	539,760	36,255,679
Macy's, Inc.	450,200	15,405,844
Nordstrom, Inc.	234,050	12,374,224
Target Corp.	741,268	52,600,377
		135,904,926
Specialty Retail - 1.5%
American Eagle Outfitters, Inc.	496,700	10,395,931
AutoZone, Inc. (a)	23,167	18,743,725
Best Buy Co., Inc.	563,067	36,368,498
CarMax, Inc. (a)	80,400	5,312,028
Dick's Sporting Goods, Inc.	233,200	8,390,536
Foot Locker, Inc.	40,600	2,289,840
Gap, Inc.	172,700	4,712,983
Home Depot, Inc.	119,225	21,498,652
Lowe's Companies, Inc.	387,536	36,571,772
Murphy U.S.A., Inc. (a)	49,514	4,011,624
Office Depot, Inc.	579,800	1,872,754
Penske Automotive Group, Inc.	203,300	8,863,880
Tiffany & Co., Inc.	32,381	2,946,671
Williams-Sonoma, Inc. (b)	10,800	611,604
		162,590,498
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	18,900	1,748,250
Columbia Sportswear Co.	36,120	3,298,840
Hanesbrands, Inc.	113,300	1,802,603
PVH Corp.	34,100	3,768,391
Ralph Lauren Corp.	17,100	1,904,940
		12,523,024

TOTAL CONSUMER DISCRETIONARY		691,662,535

CONSUMER STAPLES - 5.3%
Beverages - 0.5%
Coca-Cola European Partners PLC	131,807	6,397,912
Keurig Dr. Pepper, Inc.	95,708	2,584,116
Molson Coors Brewing Co. Class B	293,128	19,279,029
The Coca-Cola Co.	420,200	21,178,080
		49,439,137
Food & Staples Retailing - 1.7%
Kroger Co.	2,126,889	63,083,528
Walgreens Boots Alliance, Inc.	1,469,285	124,404,361
		187,487,889
Food Products - 1.6%
Archer Daniels Midland Co.	798,800	36,760,776
Bunge Ltd.	49,900	2,847,793
Campbell Soup Co. (b)	94,500	3,704,400
Dean Foods Co.	606,600	3,057,264
Fresh Del Monte Produce, Inc.	186,049	6,260,549
Ingredion, Inc.	174,400	18,217,824
Kellogg Co.	123,000	7,828,950
Mondelez International, Inc.	846,200	38,062,076
Pilgrim's Pride Corp. (a)	807,300	16,016,832
Post Holdings, Inc. (a)	65,169	6,305,101
The J.M. Smucker Co.	203,400	21,257,334
Tyson Foods, Inc. Class A	310,200	18,286,290
		178,605,189
Household Products - 0.6%
Clorox Co.	18,406	3,048,402
Energizer Holdings, Inc.	61,185	2,742,924
Kimberly-Clark Corp.	318,200	36,710,734
Procter & Gamble Co.	288,858	27,299,970
		69,802,030
Personal Products - 0.2%
Coty, Inc. Class A	326,268	2,721,075
Unilever NV (NY Reg.)	305,000	16,930,550
		19,651,625
Tobacco - 0.7%
Altria Group, Inc.	590,400	32,371,632
Philip Morris International, Inc.	446,600	38,644,298
		71,015,930

TOTAL CONSUMER STAPLES		576,001,800

ENERGY - 7.5%
Energy Equipment & Services - 0.2%
Halliburton Co.	330,700	10,393,901
Helmerich & Payne, Inc.	48,300	2,926,980
National Oilwell Varco, Inc.	168,800	5,420,168
U.S. Silica Holdings, Inc. (b)	385,700	5,473,083
		24,214,132
Oil, Gas & Consumable Fuels - 7.3%
Antero Resources Corp. (a)	47,500	623,675
Apache Corp.	119,300	4,191,009
Chevron Corp.	1,629,119	193,767,414
Cimarex Energy Co.	57,435	4,708,521
ConocoPhillips Co.	1,150,428	76,135,325
Devon Energy Corp.	176,100	4,759,983
Diamondback Energy, Inc.	68,446	7,555,069
EQT Corp.	112,017	2,095,838
Equitrans Midstream Corp. (a)	89,613	2,000,162
Exxon Mobil Corp.	2,456,765	195,312,818
Gulfport Energy Corp. (a)	1,106,553	9,427,832
Hess Corp.	140,000	7,544,600
HollyFrontier Corp.	71,900	4,491,593
Kinder Morgan, Inc.	1,123,558	19,179,135
Marathon Oil Corp.	600,528	10,022,812
Marathon Petroleum Corp.	702,940	45,803,570
Murphy Oil Corp.	62,200	1,984,180
Newfield Exploration Co. (a)	474,800	8,047,860
Noble Energy, Inc.	333,890	7,926,549
Occidental Petroleum Corp.	93,733	6,586,618
PBF Energy, Inc. Class A	494,728	19,136,079
Phillips 66 Co.	671,076	62,759,028
Pioneer Natural Resources Co.	73,600	10,874,400
Royal Dutch Shell PLC Class A sponsored ADR	264,583	15,980,813
The Williams Companies, Inc.	228,367	5,782,252
Valero Energy Corp.	748,600	59,813,140
		786,510,275

TOTAL ENERGY		810,724,407

FINANCIALS - 24.7%
Banks - 13.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)	2,145,000	12,140,700
Bank of America Corp.	8,375,105	237,852,982
BB&T Corp.	705,900	36,071,490
BOK Financial Corp.	112,500	9,483,750
CIT Group, Inc.	309,200	14,356,156
Citigroup, Inc.	3,024,505	195,957,679
Citizens Financial Group, Inc.	392,723	14,279,408
Comerica, Inc.	65,500	5,186,290
Commerce Bancshares, Inc.	42,326	2,667,385
Cullen/Frost Bankers, Inc.	127,700	12,810,864
East West Bancorp, Inc.	305,800	16,418,402
Fifth Third Bancorp	1,300,884	36,333,690
First Republic Bank	35,171	3,487,205
Huntington Bancshares, Inc.	979,056	14,284,427
JPMorgan Chase & Co.	2,965,845	329,772,306
KeyCorp	1,617,346	29,662,126
Lloyds Banking Group PLC sponsored ADR	1,317,944	3,729,782
M&T Bank Corp.	131,052	22,149,099
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,639,000	8,916,160
PNC Financial Services Group, Inc.	558,792	75,872,778
Prosperity Bancshares, Inc.	30,900	2,144,151
Regions Financial Corp.	3,694,592	60,776,038
SunTrust Banks, Inc.	976,967	61,246,061
Synovus Financial Corp.	51,000	1,928,310
U.S. Bancorp	871,527	47,463,360
Umpqua Holdings Corp.	75,300	1,448,772
Webster Financial Corp.	40,900	2,460,953
Wells Fargo & Co.	3,436,463	186,531,212
Western Alliance Bancorp. (a)	38,000	1,781,060
Zions Bancorporation	87,700	4,267,482
		1,451,480,078
Capital Markets - 2.8%
Ameriprise Financial, Inc.	500,300	64,913,925
Bank of New York Mellon Corp.	450,000	23,089,500
BlackRock, Inc. Class A	29,700	12,711,897
Charles Schwab Corp.	117,258	5,253,158
E*TRADE Financial Corp.	114,700	5,997,663
Franklin Resources, Inc.	110,100	3,731,289
Goldman Sachs Group, Inc.	314,800	60,029,212
Invesco Ltd.	149,366	3,039,598
Lazard Ltd. Class A	57,600	2,310,912
LPL Financial	27,200	1,745,424
Morgan Stanley	1,538,483	68,293,260
Northern Trust Corp.	134,565	13,352,885
Raymond James Financial, Inc.	53,900	4,297,447
State Street Corp.	200,300	14,625,906
T. Rowe Price Group, Inc.	188,357	18,715,152
The NASDAQ OMX Group, Inc.	57,500	5,250,900
		307,358,128
Consumer Finance - 2.2%
Ally Financial, Inc.	288,900	7,707,852
American Express Co.	498,426	55,958,287
Capital One Financial Corp.	951,545	85,334,556
Credit Acceptance Corp. (a)	6,800	2,784,056
Discover Financial Services	823,692	58,729,240
Navient Corp.	530,400	6,099,600
Nelnet, Inc. Class A	227,900	12,409,155
Santander Consumer U.S.A. Holdings, Inc.	159,800	3,108,110
Synchrony Financial	168,120	4,367,758
		236,498,614
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	171,638	37,458,277
Donnelley Financial Solutions, Inc. (a)	27,906	464,914
Jefferies Financial Group, Inc.	158,200	3,456,670
Voya Financial, Inc.	77,800	3,497,110
		44,876,971
Insurance - 5.5%
AFLAC, Inc.	1,195,500	54,682,170
Alleghany Corp.	10,926	6,894,634
Allstate Corp.	721,494	64,350,050
American Financial Group, Inc.	196,600	20,123,976
American International Group, Inc.	346,869	15,002,084
Aon PLC	26,190	4,324,231
Assurant, Inc.	114,900	11,172,876
Athene Holding Ltd. (a)	51,800	2,252,782
Axis Capital Holdings Ltd.	262,500	14,529,375
Chubb Ltd.	442,455	59,173,932
Cincinnati Financial Corp.	72,800	5,949,944
Everest Re Group Ltd.	130,685	29,022,525
Fairfax Financial Holdings Ltd.	6,873	3,247,699
FNF Group	103,800	3,487,680
Genworth Financial, Inc. Class A (a)	504,800	2,352,368
Hartford Financial Services Group, Inc.	843,830	37,288,848
Lincoln National Corp.	628,900	39,601,833
Loews Corp.	394,765	18,972,406
Markel Corp. (a)	6,230	7,127,992
Marsh & McLennan Companies, Inc.	62,228	5,519,624
MetLife, Inc.	1,100,800	49,128,704
Progressive Corp.	126,160	8,363,146
Prudential Financial, Inc.	534,991	50,160,756
Reinsurance Group of America, Inc.	29,200	4,361,896
RenaissanceRe Holdings Ltd.	13,700	1,816,757
The Travelers Companies, Inc.	325,857	42,481,977
Torchmark Corp.	124,400	10,749,404
Unum Group	607,873	21,828,719
W.R. Berkley Corp.	54,000	4,254,120
		598,222,508
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	2,759,800	27,708,392
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	780,900	14,368,560

TOTAL FINANCIALS		2,680,513,251

HEALTH CARE - 14.0%
Biotechnology - 3.4%
AbbVie, Inc.	1,095,200	103,244,504
Amgen, Inc.	730,200	152,064,150
Biogen, Inc. (a)	94,000	31,369,680
Gilead Sciences, Inc.	1,082,599	77,882,172
United Therapeutics Corp. (a)	5,800	684,980
		365,245,486
Health Care Equipment & Supplies - 0.6%
Danaher Corp.	217,000	23,770,180
Medtronic PLC	397,321	38,750,717
		62,520,897
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)(b)	325,832	11,068,513
AmerisourceBergen Corp.	102,953	9,152,522
Anthem, Inc.	159,745	46,337,232
Cardinal Health, Inc.	230,400	12,632,832
Cigna Corp.	168,087	37,547,274
CVS Health Corp.	319,356	25,612,351
DaVita HealthCare Partners, Inc. (a)	81,100	5,357,466
Express Scripts Holding Co. (a)	686,100	69,618,567
HCA Holdings, Inc.	538,883	77,593,763
Laboratory Corp. of America Holdings (a)	69,378	10,104,212
McKesson Corp.	285,176	35,504,412
Quest Diagnostics, Inc.	55,500	4,915,635
UnitedHealth Group, Inc.	42,489	11,954,705
		357,399,484
Pharmaceuticals - 6.7%
Allergan PLC	41,863	6,555,746
Bristol-Myers Squibb Co.	558,300	29,846,718
Johnson & Johnson	1,535,220	225,523,818
Mallinckrodt PLC (a)	89,508	2,129,395
Merck & Co., Inc.	1,525,680	121,047,451
Mylan NV (a)	238,100	8,062,066
Novartis AG sponsored ADR	305,167	27,931,936
Perrigo Co. PLC	62,500	3,892,500
Pfizer, Inc.	6,640,006	306,967,477
		731,957,107

TOTAL HEALTH CARE		1,517,122,974

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.5%
General Dynamics Corp.	149,400	27,622,566
Huntington Ingalls Industries, Inc.	71,194	15,342,307
Lockheed Martin Corp.	89,400	26,858,442
Moog, Inc. Class A	80,600	7,048,470
Northrop Grumman Corp.	33,400	8,679,992
Spirit AeroSystems Holdings, Inc. Class A	399,300	32,694,684
The Boeing Co.	51,871	17,986,788
United Technologies Corp.	177,437	21,618,924
Vectrus, Inc. (a)	37,733	914,271
		158,766,444
Air Freight & Logistics - 0.8%
FedEx Corp.	195,500	44,769,500
United Parcel Service, Inc. Class B	352,252	40,611,133
		85,380,633
Airlines - 1.4%
Alaska Air Group, Inc.	23,700	1,736,262
Delta Air Lines, Inc.	1,139,531	69,180,927
JetBlue Airways Corp. (a)	127,500	2,488,800
Southwest Airlines Co.	496,362	27,106,329
United Continental Holdings, Inc. (a)	474,200	45,855,140
		146,367,458
Building Products - 0.3%
Johnson Controls International PLC	728,400	25,333,752
Owens Corning	90,492	4,719,158
		30,052,910
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	8,363,135
LSC Communications, Inc.	80,075	802,352
R.R. Donnelley & Sons Co.	213,533	1,351,664
		10,517,151
Construction & Engineering - 0.0%
AECOM (a)	41,970	1,349,755
Quanta Services, Inc.	31,640	1,110,564
		2,460,319
Electrical Equipment - 0.5%
Acuity Brands, Inc.	12,600	1,638,252
Eaton Corp. PLC	707,186	54,410,891
Hubbell, Inc. Class B	20,000	2,203,200
		58,252,343
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	63,402	6,690,179
Honeywell International, Inc.	372,043	54,597,310
		61,287,489
Machinery - 1.8%
AGCO Corp.	173,200	10,336,576
Allison Transmission Holdings, Inc.	62,200	2,930,242
Apergy Corp. (a)	68,677	2,354,248
Caterpillar, Inc.	36,110	4,899,044
Crane Co.	18,700	1,615,119
Cummins, Inc.	292,640	44,206,198
Deere & Co.	101,100	15,658,368
Dover Corp.	174,754	14,834,867
Illinois Tool Works, Inc.	42,797	5,950,923
Ingersoll-Rand PLC	111,100	11,501,072
Lincoln Electric Holdings, Inc.	12,400	1,065,780
Middleby Corp. (a)	20,862	2,519,921
Oshkosh Corp.	398,783	28,445,191
PACCAR, Inc.	156,400	9,731,208
Parker Hannifin Corp.	148,800	25,599,552
Pentair PLC	63,900	2,728,530
Snap-On, Inc.	25,200	4,189,248
Timken Co.	169,200	6,793,380
WABCO Holdings, Inc. (a)	16,400	1,991,780
		197,351,247
Road & Rail - 0.2%
AMERCO	8,700	3,014,115
Kansas City Southern	37,100	3,823,155
Ryder System, Inc.	184,000	10,408,880
Union Pacific Corp.	59,323	9,122,691
		26,368,841
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	570,900	10,647,285

TOTAL INDUSTRIALS		787,452,120

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	4,974,342	238,121,752
CommScope Holding Co., Inc. (a)	178,734	3,235,085
Juniper Networks, Inc.	1,156,600	33,205,986
Motorola Solutions, Inc.	13,370	1,754,813
		276,317,636
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	295,379	22,735,322
CDW Corp.	66,100	6,126,148
Corning, Inc.	1,327,500	42,772,050
Dell Technologies, Inc. (a)	191,031	20,149,950
Flextronics International Ltd. (a)	371,969	3,254,729
TE Connectivity Ltd.	40,897	3,146,206
Tech Data Corp. (a)	166,200	14,949,690
Vishay Intertechnology, Inc.	590,800	12,318,180
		125,452,275
IT Services - 1.2%
Alliance Data Systems Corp.	24,500	4,908,820
CSG Systems International, Inc.	185,800	6,516,006
DXC Technology Co.	309,544	19,513,654
IBM Corp.	627,891	78,028,015
PayPal Holdings, Inc. (a)	242,000	20,766,020
The Western Union Co.	204,000	3,820,920
		133,553,435
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	57,114	5,249,919
Applied Materials, Inc.	482,000	17,968,960
Cirrus Logic, Inc. (a)	198,579	7,434,798
Intel Corp.	4,096,800	202,013,208
KLA-Tencor Corp.	69,500	6,849,920
Lam Research Corp.	296,600	46,554,336
Microchip Technology, Inc. (b)	234,000	17,550,000
Qorvo, Inc. (a)	53,000	3,487,930
Qualcomm, Inc.	67,679	3,942,979
Skyworks Solutions, Inc.	222,100	16,162,217
Teradyne, Inc.	87,200	3,112,168
Texas Instruments, Inc.	277,077	27,666,138
		357,992,573
Software - 1.9%
Adobe, Inc. (a)	140,000	35,124,600
ANSYS, Inc. (a)	120,000	19,442,400
Microsoft Corp.	422,562	46,857,900
Oracle Corp.	2,080,486	101,444,497
		202,869,397
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	664,800	118,719,984
Hewlett Packard Enterprise Co.	1,952,194	29,282,910
HP, Inc.	2,595,587	59,698,501
NCR Corp. (a)	411,900	11,413,749
NetApp, Inc.	69,535	4,649,805
Seagate Technology LLC	502,900	21,669,961
Western Digital Corp.	177,300	8,047,647
Xerox Corp.	439,550	11,832,686
		265,315,243

TOTAL INFORMATION TECHNOLOGY		1,361,500,559

MATERIALS - 3.2%
Chemicals - 1.8%
AdvanSix, Inc. (a)	64,205	1,843,326
Cabot Corp.	215,400	10,597,680
Celanese Corp. Class A	253,200	25,555,476
Eastman Chemical Co.	407,271	32,101,100
FMC Corp.	123,078	10,183,474
Huntsman Corp.	639,400	12,928,668
LyondellBasell Industries NV Class A	581,300	54,241,103
Nutrien Ltd.	80,053	4,123,605
PPG Industries, Inc.	268,000	29,300,440
The Chemours Co. LLC	279,700	7,965,856
The Mosaic Co.	118,622	4,270,392
		193,111,120
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR (a)	569,368	2,926,552
CRH PLC sponsored ADR	144,959	4,009,566
Martin Marietta Materials, Inc.	132,123	25,194,535
		32,130,653
Containers & Packaging - 0.8%
Avery Dennison Corp.	16,800	1,619,520
Ball Corp.	222,510	10,927,466
Graphic Packaging Holding Co.	311,892	3,739,585
International Paper Co.	476,900	22,028,011
Packaging Corp. of America	229,127	22,413,203
Sealed Air Corp.	49,300	1,800,929
Sonoco Products Co.	41,500	2,387,910
WestRock Co.	485,649	22,878,924
		87,795,548
Metals & Mining - 0.2%
Newmont Mining Corp.	189,300	6,121,962
Nucor Corp.	141,200	8,529,892
Reliance Steel & Aluminum Co.	32,200	2,590,490
Rio Tinto PLC sponsored ADR	77,624	3,629,698
Steel Dynamics, Inc.	105,300	3,706,560
		24,578,602
Paper & Forest Products - 0.1%
Domtar Corp.	211,100	9,199,738
Schweitzer-Mauduit International, Inc.	199,000	5,673,490
		14,873,228

TOTAL MATERIALS		352,489,151

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent Class A	173,106	3,605,798
Brixmor Property Group, Inc.	307,930	5,080,845
CorePoint Lodging, Inc.	106,608	1,499,975
EastGroup Properties, Inc.	33,431	3,343,769
Equity Lifestyle Properties, Inc.	97,500	9,704,175
Equity Residential (SBI)	93,993	6,697,001
Essex Property Trust, Inc.	16,034	4,209,085
Federal Realty Investment Trust (SBI)	31,812	4,202,047
Hospitality Properties Trust (SBI)	690,200	18,524,968
Kimco Realty Corp.	264,212	4,319,866
Lexington Corporate Properties Trust	1,090,900	9,578,102
Mack-Cali Realty Corp.	410,100	8,882,766
Medical Properties Trust, Inc.	759,300	13,113,111
Mid-America Apartment Communities, Inc.	65,591	6,792,604
Omega Healthcare Investors, Inc.	513,000	19,463,220
Outfront Media, Inc.	201,288	4,182,765
Piedmont Office Realty Trust, Inc. Class A (b)	655,900	12,153,827
Public Storage	30,188	6,437,893
Rayonier, Inc.	126,371	3,997,115
SL Green Realty Corp.	82,708	7,974,705
Sun Communities, Inc.	93,000	9,681,300
VEREIT, Inc.	2,035,200	15,569,280
Weyerhaeuser Co.	83,746	2,211,732
		181,225,949
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	167,526	7,317,536
Howard Hughes Corp. (a)	5,700	631,332
Jones Lang LaSalle, Inc.	20,200	2,892,640
		10,841,508

TOTAL REAL ESTATE		192,067,457

UTILITIES - 2.6%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	315,571	24,532,490
Duke Energy Corp.	293,418	25,988,032
Edison International	150,716	8,337,609
Entergy Corp.	414,600	36,095,076
Eversource Energy	193,497	13,223,585
Exelon Corp.	1,021,300	47,378,107
FirstEnergy Corp.	924,700	34,981,401
NextEra Energy, Inc.	41,277	7,500,444
OGE Energy Corp.	70,800	2,805,096
Pinnacle West Capital Corp.	46,600	4,164,176
Xcel Energy, Inc.	361,907	18,982,022
		223,988,038
Gas Utilities - 0.1%
National Fuel Gas Co.	252,200	13,580,970
UGI Corp.	61,400	3,527,430
		17,108,400
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	238,200	3,689,718
Multi-Utilities - 0.4%
Ameren Corp.	107,800	7,397,236
DTE Energy Co.	74,800	8,956,552
NiSource, Inc.	90,602	2,393,705
Public Service Enterprise Group, Inc.	224,100	12,527,190
WEC Energy Group, Inc.	140,200	10,161,696
		41,436,379

TOTAL UTILITIES		286,222,535

TOTAL COMMON STOCKS
(Cost $6,966,404,198)		9,773,901,293

Equity Funds - 8.2%
Large Blend Funds - 1.3%
Fidelity SAI U.S. Minimum Volatility Index Fund (c)	10,522,105	143,837,182
Large Value Funds - 4.9%
Fidelity SAI U.S. Value Index Fund (c)	2,662,315	26,250,428
Invesco Diversified Dividend Fund - Class A	25,504,931	509,588,522

TOTAL LARGE VALUE FUNDS		535,838,950

Mid-Cap Value Funds - 1.7%
Fidelity Low-Priced Stock Fund (c)	3,770,426	186,447,550
Sector Funds - 0.3%
Fidelity Energy Portfolio (c)	701,447	27,223,146
TOTAL EQUITY FUNDS
(Cost $590,263,381)		893,346,828

Money Market Funds - 2.1%
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	65,133,907	65,140,420
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (f)	162,313,358	162,313,358
TOTAL MONEY MARKET FUNDS
(Cost $227,453,778)		227,453,778
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $7,784,121,357)		10,894,701,899
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(51,979,326)
NET ASSETS - 100%		$10,842,722,573

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$127,839
Total	$127,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Energy Portfolio	$217,755,545	$--	$165,838,314	$--	$43,128,161	$(67,822,246)	$27,223,146
Fidelity Low-Priced Stock Fund	283,631,373	17,367,403	90,000,000	17,367,403	15,375,032	(39,926,258)	186,447,550
Fidelity SAI U.S. Minimum Volatility Index Fund	154,255,175	71,378,856	94,127,641	--	9,394,300	2,936,492	143,837,182
Fidelity SAI U.S. Value Index Fund	10,055,602	37,286,784	20,016,024	240,844	(100,802)	(975,132)	26,250,428
Total	$665,697,695	$126,033,043	$369,981,979	$17,608,247	$67,796,691	$(105,787,144)	$383,758,306

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $62,856,173) — See accompanying schedule: Unaffiliated issuers (cost $7,419,364,643)	$10,445,803,173
Fidelity Central Funds (cost $65,140,420)	65,140,420
Other affiliated issuers (cost $299,616,294)	383,758,306
Total Investment in Securities (cost $7,784,121,357)		$10,894,701,899
Receivable for investments sold		162,178,637
Receivable for fund shares sold		3,181,714
Dividends receivable		29,092,276
Interest receivable		249,196
Distributions receivable from Fidelity Central Funds		17,742
Prepaid expenses		22,634
Other receivables		821,752
Total assets		11,090,265,850
Liabilities
Payable to custodian bank	$264,258
Payable for investments purchased	172,125,533
Payable for fund shares redeemed	7,828,258
Accrued management fee	1,768,790
Other affiliated payables	109,719
Other payables and accrued expenses	301,842
Collateral on securities loaned	65,144,877
Total liabilities		247,543,277
Net Assets		$10,842,722,573
Net Assets consist of:
Paid in capital		$7,147,424,814
Total distributable earnings (loss)		3,695,297,759
Net Assets, for 547,152,260 shares outstanding		$10,842,722,573
Net Asset Value, offering price and redemption price per share ($10,842,722,573 ÷ 547,152,260 shares)		$19.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$123,458,443
Affiliated issuers		2,224,761
Interest		10,900,961
Income from Fidelity Central Funds		127,839
Total income		136,712,004
Expenses
Management fee	$25,034,685
Transfer agent fees	1,337,221
Accounting and security lending fees	674,804
Custodian fees and expenses	65,162
Independent trustees' fees and expenses	68,665
Registration fees	72,545
Audit	32,279
Legal	18,143
Miscellaneous	51,383
Total expenses before reductions	27,354,887
Expense reductions	(14,068,473)
Total expenses after reductions		13,286,414
Net investment income (loss)		123,425,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	398,693,360
Fidelity Central Funds	2,595
Other affiliated issuers	67,796,691
Futures contracts	(331,435)
Capital gain distributions from underlying funds:
Affiliated issuers	15,383,486
Total net realized gain (loss)		481,544,697
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(319,867,920)
Affiliated issuers	(105,787,144)
Total change in net unrealized appreciation (depreciation)		(425,655,064)
Net gain (loss)		55,889,633
Net increase (decrease) in net assets resulting from operations		$179,315,223

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,425,590	$213,597,850
Net realized gain (loss)	481,544,697	577,965,924
Change in net unrealized appreciation (depreciation)	(425,655,064)	626,540,775
Net increase (decrease) in net assets resulting from operations	179,315,223	1,418,104,549
Distributions to shareholders	(402,953,192)	–
Distributions to shareholders from net investment income	–	(201,991,822)
Distributions to shareholders from net realized gain	–	(632,443,426)
Total distributions	(402,953,192)	(834,435,248)
Share transactions
Proceeds from sales of shares	595,740,665	1,419,869,361
Reinvestment of distributions	401,269,264	831,430,096
Cost of shares redeemed	(1,176,407,404)	(2,342,706,572)
Net increase (decrease) in net assets resulting from share transactions	(179,397,475)	(91,407,115)
Total increase (decrease) in net assets	(403,035,444)	492,262,186
Net Assets
Beginning of period	11,245,758,017	10,753,495,831
End of period	$10,842,722,573	$11,245,758,017
Other Information
Undistributed net investment income end of period		$86,890,423
Shares
Sold	29,584,814	70,663,944
Issued in reinvestment of distributions	20,400,064	42,632,296
Redeemed	(58,257,190)	(116,231,716)
Net increase (decrease)	(8,272,312)	(2,935,476)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.25	$19.26	$17.66	$19.26	$19.14	$16.92
Income from Investment Operations
Net investment income (loss)A	.22	.38	.37	.34	.31	.26
Net realized and unrealized gain (loss)	.08	2.11	2.29	(.73)	1.59	3.02
Total from investment operations	.30	2.49	2.66	(.39)	1.90	3.28
Distributions from net investment income	(.16)	(.36)	(.34)	(.31)	(.27)	(.25)
Distributions from net realized gain	(.57)	(1.14)	(.72)	(.90)	(1.51)	(.81)
Total distributions	(.73)	(1.50)	(1.06)	(1.21)	(1.78)	(1.06)
Net asset value, end of period	$19.82	$20.25	$19.26	$17.66	$19.26	$19.14
Total ReturnB,C	1.49%	13.38%	15.56%	(1.97)%	10.23%	20.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.60%	.60%	.58%	.56%	.56%
Expenses net of fee waivers, if any	.24%F	.35%	.35%	.33%	.31%	.31%
Expenses net of all reductions	.24%F	.35%	.35%	.33%	.31%	.31%
Net investment income (loss)	2.19%F	1.88%	1.99%	1.94%	1.63%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$10,842,723	$11,245,758	$10,753,496	$11,060,619	$13,270,015	$12,849,529
Portfolio turnover rateG	27%F	23%	32%	39%	31%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $223,025 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,352,398,074
Gross unrealized depreciation	(257,530,498)
Net unrealized appreciation (depreciation)	$3,094,867,576
Tax cost	$7,799,834,323

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,522,948,853 and $2,026,905,996, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management and Boston Partners Global Investors, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $212 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,829 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $127,839.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $ 14,068,473.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.24%	$1,000.00	$1,014.90	$1.21
Hypothetical-C		$1,000.00	$1,023.87	$1.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC, Boston Partners Global Investors, Inc., Brandywine Global Investment Management, LLC, FIAM LLC, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., and LSV Asset Management (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Fund

The Board reviewed the fund’s relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the three- and five-year periods and in the second quartile for the one-year period ended December 31, 2017. The Board also noted that the fund had out-performed 74%, 78%, and 83% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the fund was higher than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2021 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.70%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2021.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund’s Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Core Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	9.1
JPMorgan U.S. Large Cap Core Plus Fund Select Class(a)	7.2
Microsoft Corp.	3.4
Apple, Inc.	2.2
Amazon.com, Inc.	2.0
Alphabet, Inc. Class C	1.7
JPMorgan Chase & Co.	1.6
PIMCO StocksPLUS Absolute Return Fund Institutional Class	1.6
Bank of America Corp.	1.3
Wells Fargo & Co.	1.3
31.4

 (a) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

Top Five Market Sectors as of November 30, 2018

(Stocks only)	% of fund's net assets
Financials	32.2
Information Technology	14.1
Health Care	12.8
Communication Services	8.5
Industrials	8.2

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	79.3%
Large Blend Funds	8.8%
Large Growth Funds	10.4%
Sector Funds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.3%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,661,553	$114,386,916
Verizon Communications, Inc.	2,743,404	165,427,261
		279,814,177
Entertainment - 1.8%
Activision Blizzard, Inc.	519,080	25,891,710
Cinemark Holdings, Inc.	6,400	245,568
Electronic Arts, Inc. (a)	755,337	63,501,182
NetEase, Inc. ADR	8,800	1,998,216
Netflix, Inc. (a)	254,979	72,957,141
Take-Two Interactive Software, Inc. (a)	321,718	35,282,813
The Madison Square Garden Co. (a)	2,300	621,046
The Walt Disney Co.	1,194,025	137,897,947
Twenty-First Century Fox, Inc.:
Class A	199,400	9,864,318
Class B	144,500	7,084,835
Viacom, Inc. Class B (non-vtg.)	117,500	3,626,050
Vivendi SA	2,729,639	68,083,309
		427,054,135
Interactive Media & Services - 3.3%
Alphabet, Inc.:
Class A (a)	135,942	150,848,040
Class C (a)	369,492	404,383,130
Facebook, Inc. Class A (a)	1,661,362	233,604,111
Momo, Inc. ADR (a)	80,600	2,526,810
Tencent Holdings Ltd.	52,400	2,094,881
Twitter, Inc. (a)	6,980	219,522
		793,676,494
Media - 2.1%
CBS Corp. Class B	34,300	1,858,374
Charter Communications, Inc. Class A (a)	330,467	108,789,736
Comcast Corp. Class A	7,669,118	299,172,293
Discovery Communications, Inc. Class C (non-vtg.) (a)	75,600	2,111,508
Gannett Co., Inc.	184,400	1,912,228
Interpublic Group of Companies, Inc.	48,700	1,144,450
Liberty Broadband Corp. Class C (a)	310,816	26,372,738
Liberty Media Corp. Liberty SiriusXM Series A (a)	469,859	18,695,690
Omnicom Group, Inc.	22,800	1,754,916
Tegna, Inc.	64,900	862,521
The New York Times Co. Class A	931,162	24,983,076
		487,657,530
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	316,194	21,643,479

TOTAL COMMUNICATION SERVICES		2,009,845,815

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.2%
Aptiv PLC	322,500	23,187,750
BorgWarner, Inc.	433,972	17,176,612
Cooper Tire & Rubber Co.	55,800	1,908,360
Garrett Motion, Inc. (a)(b)	25,861	297,402
Gentex Corp.	34,800	783,696
Lear Corp.	42,800	5,831,500
Magna International, Inc. Class A (sub. vtg.)	105,900	5,285,236
The Goodyear Tire & Rubber Co.	186,300	4,314,708
		58,785,264
Automobiles - 0.1%
Ford Motor Co.	905,300	8,518,873
General Motors Co.	444,700	16,876,365
Harley-Davidson, Inc.	115,600	4,888,724
Tesla, Inc. (a)	12,700	4,451,096
Thor Industries, Inc.	14,440	979,176
		35,714,234
Distributors - 0.0%
Genuine Parts Co.	14,700	1,524,537
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	60,500	1,430,825
H&R Block, Inc.	18,500	499,685
		1,930,510
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc. (b)	61,900	3,161,852
Carnival Corp.	67,600	4,075,604
Darden Restaurants, Inc.	142,900	15,796,166
Domino's Pizza, Inc.	72,290	20,047,463
Hilton Worldwide Holdings, Inc.	157,161	11,871,942
Hyatt Hotels Corp. Class A	4,600	328,026
Las Vegas Sands Corp.	29,900	1,642,706
Marriott International, Inc. Class A	191,520	22,030,546
McDonald's Corp.	748,212	141,045,444
MGM Mirage, Inc.	353,000	9,516,880
Norwegian Cruise Line Holdings Ltd. (a)	27,100	1,390,772
Restaurant Brands International, Inc. (b)	398,130	23,231,866
Royal Caribbean Cruises Ltd.	318,823	36,049,317
Starbucks Corp.	653,223	43,583,039
U.S. Foods Holding Corp. (a)	12,000	398,160
Wyndham Destinations, Inc.	45,500	1,886,885
Wyndham Hotels & Resorts, Inc.	3,100	155,403
Yum! Brands, Inc.	427,134	39,390,297
		375,602,368
Household Durables - 0.3%
D.R. Horton, Inc.	37,900	1,410,638
Garmin Ltd.	22,600	1,506,516
Leggett & Platt, Inc.	13,200	511,368
Lennar Corp. Class A	735,917	31,445,733
Mohawk Industries, Inc. (a)	43,600	5,583,416
Newell Brands, Inc.	42,000	982,800
NVR, Inc. (a)	4,600	11,270,000
PulteGroup, Inc.	175,600	4,656,912
Whirlpool Corp.	38,000	4,792,940
		62,160,323
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	274,153	463,365,176
The Booking Holdings, Inc. (a)	51,052	96,584,258
Yahoo!, Inc. (a)	362,788	23,795,265
		583,744,699
Leisure Products - 0.0%
Brunswick Corp.	11,100	588,744
Polaris Industries, Inc.	5,600	543,200
		1,131,944
Multiline Retail - 0.3%
Big Lots, Inc.	13,500	588,060
Dillard's, Inc. Class A (b)	19,700	1,366,983
Dollar General Corp.	137,286	15,237,373
Dollar Tree, Inc. (a)	408,132	35,413,614
Kohl's Corp.	113,731	7,639,311
Macy's, Inc.	132,400	4,530,728
Nordstrom, Inc.	21,000	1,110,270
Target Corp.	232,235	16,479,396
		82,365,735
Specialty Retail - 2.0%
AutoZone, Inc. (a)	32,482	26,280,212
Best Buy Co., Inc.	508,131	32,820,181
Burlington Stores, Inc. (a)	44,214	7,328,913
CarMax, Inc. (a)	23,000	1,519,610
Foot Locker, Inc.	11,500	648,600
Gap, Inc.	150,800	4,115,332
Home Depot, Inc.	957,615	172,677,137
Lowe's Companies, Inc.	577,010	54,452,434
O'Reilly Automotive, Inc. (a)	163,597	56,732,168
Office Depot, Inc.	40,900	132,107
Penske Automotive Group, Inc.	60,300	2,629,080
Ross Stores, Inc.	471,518	41,304,977
TJX Companies, Inc.	815,600	39,842,060
Ulta Beauty, Inc. (a)	73,260	21,816,095
Williams-Sonoma, Inc. (b)	3,100	175,553
		462,474,459
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	5,400	499,500
Hanesbrands, Inc.	32,500	517,075
Michael Kors Holdings Ltd. (a)	3,305	144,594
NIKE, Inc. Class B	822,549	61,789,881
PVH Corp.	111,389	12,309,598
Ralph Lauren Corp.	4,900	545,860
Tapestry, Inc.	430,100	16,743,793
VF Corp.	2,555	207,696
		92,757,997

TOTAL CONSUMER DISCRETIONARY		1,758,192,070

CONSUMER STAPLES - 4.9%
Beverages - 1.0%
Constellation Brands, Inc. Class A (sub. vtg.)	346,279	67,787,577
Keurig Dr. Pepper, Inc.	533,351	14,400,477
Molson Coors Brewing Co. Class B	220,180	14,481,239
PepsiCo, Inc.	640,388	78,088,913
The Coca-Cola Co.	1,426,823	71,911,879
		246,670,085
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	118,300	27,360,424
Kroger Co.	769,100	22,811,506
Sysco Corp.	247,500	16,681,500
Walgreens Boots Alliance, Inc.	272,000	23,030,240
Walmart, Inc.	1,270,376	124,052,216
		213,935,886
Food Products - 1.0%
Archer Daniels Midland Co.	146,530	6,743,311
Bunge Ltd.	115,600	6,597,292
Campbell Soup Co. (b)	27,100	1,062,320
Conagra Brands, Inc.	1,403,446	45,387,444
Fresh Del Monte Produce, Inc.	43,700	1,470,505
Ingredion, Inc.	35,100	3,666,546
Kellogg Co.	34,800	2,215,020
Mondelez International, Inc.	1,653,898	74,392,332
Pilgrim's Pride Corp. (a)	191,600	3,801,344
Post Holdings, Inc. (a)	118,900	11,503,575
The J.M. Smucker Co.	48,800	5,100,088
The Kraft Heinz Co.	1,083,419	55,384,379
Tyson Foods, Inc. Class A	220,500	12,998,475
		230,322,631
Household Products - 0.5%
Church & Dwight Co., Inc.	251,180	16,625,604
Kimberly-Clark Corp.	441,800	50,970,466
Procter & Gamble Co.	458,922	43,372,718
		110,968,788
Personal Products - 0.3%
Coty, Inc. Class A	1,972,000	16,446,480
Estee Lauder Companies, Inc. Class A	243,399	34,723,301
Herbalife Nutrition Ltd. (a)	245,400	14,049,150
		65,218,931
Tobacco - 1.2%
Altria Group, Inc.	2,390,383	131,064,700
British American Tobacco PLC sponsored ADR	591,100	20,611,657
Philip Morris International, Inc.	1,626,361	140,729,017
		292,405,374

TOTAL CONSUMER STAPLES		1,159,521,695

ENERGY - 4.8%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.)	43,701	135,183
Baker Hughes, a GE Co. Class A	352,500	8,044,050
Halliburton Co.	51,700	1,624,931
Helmerich & Payne, Inc.	13,700	830,220
Liberty Oilfield Services, Inc. Class A	51,600	893,712
Nabors Industries Ltd.	99,252	320,584
National Oilwell Varco, Inc.	48,100	1,544,491
NCS Multistage Holdings, Inc. (a)	39,300	286,890
Odfjell Drilling Ltd.	85,300	281,361
Precision Drilling Corp. (a)	145,100	333,086
RigNet, Inc. (a)	40,400	734,472
Schlumberger Ltd.	789,160	35,591,116
Shelf Drilling Ltd. (a)(c)	124,400	767,111
TechnipFMC PLC	202,500	4,675,725
Trinidad Drilling Ltd. (a)	162,800	205,851
		56,268,783
Oil, Gas & Consumable Fuels - 4.5%
Aker Bp ASA (b)	8,100	229,575
Anadarko Petroleum Corp.	118,300	6,258,070
Antero Resources Corp. (a)	13,430	176,336
Apache Corp.	34,200	1,201,446
Berry Petroleum Corp.	77,300	957,747
BP PLC sponsored ADR	1,025,218	41,367,546
Cabot Oil & Gas Corp.	489,000	12,303,240
Cenovus Energy, Inc. (Canada)	2,035,200	15,042,083
Centennial Resource Development, Inc. Class A (a)	63,500	985,520
Cheniere Energy, Inc. (a)	30,300	1,851,936
Chevron Corp.	1,733,221	206,149,306
Concho Resources, Inc. (a)	212,473	27,693,731
ConocoPhillips Co.	244,400	16,174,392
Continental Resources, Inc. (a)	51,700	2,363,724
Delek Logistics Partners LP	4,800	146,304
Delek U.S. Holdings, Inc.	142,729	5,679,187
Denbury Resources, Inc. (a)	4,346,895	9,823,983
Devon Energy Corp.	128,200	3,465,246
Diamondback Energy, Inc.	236,073	26,057,738
Encana Corp.	324,000	2,182,516
Enerplus Corp.	6,200	59,706
Enterprise Products Partners LP	25,200	661,500
EOG Resources, Inc.	774,349	79,997,995
Equinor ASA sponsored ADR	791,000	18,493,580
Euronav NV	56,321	493,372
Extraction Oil & Gas, Inc. (a)	49,366	281,386
Exxon Mobil Corp.	2,982,708	237,125,286
GasLog Partners LP	8,300	190,983
Golar LNG Ltd.	25,800	687,312
Gran Tierra Energy, Inc. (U.S.) (a)	163,000	435,210
Hess Corp.	326,800	17,611,252
HollyFrontier Corp.	36,600	2,286,402
Imperial Oil Ltd.	396,000	11,793,715
Kinder Morgan, Inc.	198,600	3,390,102
Kosmos Energy Ltd. (a)	16,700	89,846
Magellan Midstream Partners LP	324,574	19,630,236
Magnolia Oil & Gas Corp. Class A (a)	79,000	962,220
Marathon Oil Corp.	107,600	1,795,844
Marathon Petroleum Corp.	848,138	55,264,672
Murphy Oil Corp.	17,800	567,820
Noble Energy, Inc.	88,700	2,105,738
Northern Oil & Gas, Inc. (a)	43,600	110,744
Occidental Petroleum Corp.	946,938	66,541,333
Parex Resources, Inc. (a)	95,700	1,181,979
Parsley Energy, Inc. Class A (a)	521,338	10,494,534
PBF Energy, Inc. Class A	124,900	4,831,132
PDC Energy, Inc. (a)	17,200	583,768
Peabody Energy Corp.	13,100	407,934
Phillips 66 Co.	119,371	11,163,576
Pioneer Natural Resources Co.	196,020	28,961,955
Reliance Industries Ltd.	38,333	642,580
Ring Energy, Inc. (a)	26,800	187,332
Suncor Energy, Inc.	602,262	19,418,887
Suncor Energy, Inc.	181,383	5,856,857
Teekay LNG Partners LP	6,500	88,010
Texas Pacific Land Trust	100	57,919
The Williams Companies, Inc.	29,138	737,774
Total SA sponsored ADR	380,700	21,170,727
TransCanada Corp.	419,950	17,210,159
Valero Energy Corp.	545,130	43,555,887
Viper Energy Partners LP	65,100	1,954,953
W&T Offshore, Inc. (a)	50,100	291,081
Whiting Petroleum Corp. (a)	43,000	1,301,610
WPX Energy, Inc. (a)	9,400	131,130
		1,070,915,664

TOTAL ENERGY		1,127,184,447

FINANCIALS - 13.0%
Banks - 7.2%
Bank of America Corp.	10,915,809	310,008,976
BB&T Corp.	194,400	9,933,840
CIT Group, Inc.	91,100	4,229,773
Citigroup, Inc.	4,024,223	260,729,408
Citizens Financial Group, Inc.	343,300	12,482,388
Comerica, Inc.	18,700	1,480,666
Commerce Bancshares, Inc.	12,009	756,807
Cullen/Frost Bankers, Inc.	8,100	812,592
East West Bancorp, Inc.	18,300	982,527
Fifth Third Bancorp	1,466,100	40,948,173
First Horizon National Corp.	388,700	6,409,663
First Republic Bank	255,002	25,283,448
Huntington Bancshares, Inc.	1,539,400	22,459,846
JPMorgan Chase & Co.	3,420,142	380,285,589
KB Financial Group, Inc.	15,700	662,122
KeyCorp	2,291,153	42,019,746
M&T Bank Corp.	58,200	9,836,382
PNC Financial Services Group, Inc.	450,274	61,138,204
Prosperity Bancshares, Inc.	8,800	610,632
Regions Financial Corp.	700,600	11,524,870
Signature Bank	27,600	3,403,908
SunTrust Banks, Inc.	1,148,449	71,996,268
SVB Financial Group (a)	34,738	8,851,590
Synovus Financial Corp.	14,600	552,026
U.S. Bancorp	1,901,088	103,533,252
Umpqua Holdings Corp.	21,500	413,660
Webster Financial Corp.	11,600	697,972
Wells Fargo & Co.	5,644,786	306,398,984
Western Alliance Bancorp. (a)	10,900	510,883
Zions Bancorporation	25,100	1,221,366
		1,700,175,561
Capital Markets - 2.2%
Ameriprise Financial, Inc.	297,933	38,656,807
Bank of New York Mellon Corp.	1,162,808	59,663,678
BlackRock, Inc. Class A	8,800	3,766,488
Brighthouse Financial, Inc. (a)	32,758	1,318,837
Brookfield Asset Management, Inc. Class A	64,900	2,844,824
Cboe Global Markets, Inc.	229,894	24,741,192
Charles Schwab Corp.	1,178,038	52,776,102
CME Group, Inc.	54,814	10,419,045
E*TRADE Financial Corp.	301,870	15,784,782
Franklin Resources, Inc.	187,550	6,356,070
Goldman Sachs Group, Inc.	110,425	21,056,943
IntercontinentalExchange, Inc.	454,244	37,120,820
KKR & Co. LP	203,800	4,671,096
Lazard Ltd. Class A	16,500	661,980
Legg Mason, Inc.	76,000	2,201,720
LPL Financial	7,800	500,526
Morgan Stanley	1,861,161	82,616,937
Northern Trust Corp.	24,500	2,431,135
Oaktree Capital Group LLC Class A	43,300	1,793,486
Raymond James Financial, Inc.	88,800	7,080,024
S&P Global, Inc.	162,815	29,772,351
State Street Corp.	644,447	47,057,520
T. Rowe Price Group, Inc.	28,600	2,841,696
TD Ameritrade Holding Corp.	413,900	22,271,959
The Blackstone Group LP	666,012	22,464,585
The NASDAQ OMX Group, Inc.	16,400	1,497,648
Virtu Financial, Inc. Class A	137,600	3,463,392
		505,831,643
Consumer Finance - 0.6%
Ally Financial, Inc.	296,800	7,918,624
American Express Co.	203,600	22,858,172
Capital One Financial Corp.	783,187	70,236,210
Credit Acceptance Corp. (a)	1,900	777,898
Discover Financial Services	164,000	11,693,200
LexinFintech Holdings Ltd. ADR	172,800	1,643,328
Navient Corp.	115,400	1,327,100
Nelnet, Inc. Class A	48,861	2,660,481
OneMain Holdings, Inc. (a)	290,400	8,500,008
PPDAI Group, Inc. ADR (a)	224,000	1,243,200
Santander Consumer U.S.A. Holdings, Inc.	45,600	886,920
SLM Corp. (a)	474,792	4,876,114
Synchrony Financial	376,005	9,768,610
		144,389,865
Diversified Financial Services - 1.1%
AXA Equitable Holdings, Inc.	1,483,437	29,194,040
Berkshire Hathaway, Inc. Class B (a)	1,030,874	224,977,942
Jefferies Financial Group, Inc.	45,100	985,435
Voya Financial, Inc.	268,600	12,073,570
		267,230,987
Insurance - 1.9%
AFLAC, Inc.	206,400	9,440,736
Alleghany Corp.	1,900	1,198,957
Allstate Corp.	310,796	27,719,895
American Financial Group, Inc.	21,800	2,231,448
American International Group, Inc.	1,536,354	66,447,311
Athene Holding Ltd. (a)	14,800	643,652
Axis Capital Holdings Ltd.	39,300	2,175,255
Chubb Ltd.	386,329	51,667,640
Cincinnati Financial Corp.	20,800	1,699,984
CNA Financial Corp.	67,400	3,162,408
Everest Re Group Ltd.	26,800	5,951,744
FNF Group	141,156	4,742,842
Genworth Financial, Inc. Class A (a)	116,700	543,822
Hartford Financial Services Group, Inc.	251,400	11,109,366
Lincoln National Corp.	354,026	22,293,017
Loews Corp.	105,807	5,085,084
Markel Corp. (a)	1,750	2,002,245
Marsh & McLennan Companies, Inc.	487,952	43,281,342
MetLife, Inc.	1,168,952	52,170,328
Progressive Corp.	840,913	55,744,123
Prudential Financial, Inc.	129,400	12,132,544
Reinsurance Group of America, Inc.	31,600	4,720,408
RenaissanceRe Holdings Ltd.	3,900	517,179
RSA Insurance Group PLC	219,500	1,517,641
The Travelers Companies, Inc.	163,300	21,289,421
Torchmark Corp.	35,400	3,058,914
Unum Group	96,100	3,450,951
W.R. Berkley Corp.	15,400	1,213,212
Willis Group Holdings PLC	222,571	35,488,946
		452,700,415
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	427,600	4,293,104
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	133,900	2,463,760

TOTAL FINANCIALS		3,077,085,335

HEALTH CARE - 12.8%
Biotechnology - 1.6%
AbbVie, Inc.	274,935	25,918,122
Abeona Therapeutics, Inc. (a)	90,000	738,000
AC Immune SA (a)	61,569	684,647
Acceleron Pharma, Inc. (a)	30,000	1,587,900
Acorda Therapeutics, Inc. (a)	55,000	1,123,650
Alexion Pharmaceuticals, Inc. (a)	481,949	59,352,019
Alnylam Pharmaceuticals, Inc. (a)	20,000	1,623,200
Amgen, Inc.	232,965	48,514,961
AnaptysBio, Inc. (a)	34,000	2,535,720
Argenx SE ADR (a)	33,000	3,193,410
Array BioPharma, Inc. (a)	70,000	1,115,100
Ascendis Pharma A/S sponsored ADR (a)	34,000	2,295,340
Atara Biotherapeutics, Inc. (a)	44,000	1,757,800
BeiGene Ltd. ADR (a)	22,000	3,372,820
Biogen, Inc. (a)	104,473	34,864,730
BioMarin Pharmaceutical, Inc. (a)	113,936	10,941,274
bluebird bio, Inc. (a)	18,000	2,212,020
Blueprint Medicines Corp. (a)	42,900	2,461,173
Celgene Corp. (a)	346,621	25,032,969
Cellectis SA sponsored ADR (a)	52,000	1,145,040
FibroGen, Inc. (a)	28,000	1,214,080
Gilead Sciences, Inc.	643,169	46,269,578
Incyte Corp. (a)	38,049	2,444,648
Insmed, Inc. (a)	140,000	2,507,400
Intercept Pharmaceuticals, Inc. (a)	91,100	10,103,901
Momenta Pharmaceuticals, Inc. (a)	80,000	947,200
Neurocrine Biosciences, Inc. (a)	36,000	3,177,720
Sage Therapeutics, Inc. (a)	12,800	1,475,712
Sarepta Therapeutics, Inc. (a)	70,000	9,062,900
Scholar Rock Holding Corp.	25,900	630,924
United Therapeutics Corp. (a)	35,300	4,168,930
Vertex Pharmaceuticals, Inc. (a)	357,989	64,720,831
Xencor, Inc. (a)	60,000	2,520,600
		379,714,319
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	924,333	68,446,859
Align Technology, Inc. (a)	55,480	12,754,297
Atricure, Inc. (a)	66,000	2,210,340
Baxter International, Inc.	72,000	4,935,600
Becton, Dickinson & Co.	389,399	98,420,597
Boston Scientific Corp. (a)	4,167,193	156,978,160
Danaher Corp.	56,300	6,167,102
Genmark Diagnostics, Inc. (a)	280,000	1,458,800
Hologic, Inc. (a)	220,895	9,809,947
Insulet Corp. (a)	43,400	3,642,562
Integra LifeSciences Holdings Corp. (a)	38,000	2,037,940
Intuitive Surgical, Inc. (a)	109,655	58,212,550
Masimo Corp. (a)	21,000	2,318,820
Medtronic PLC	979,518	95,532,391
Penumbra, Inc. (a)	24,000	3,341,280
Stryker Corp.	213,000	37,372,980
Teleflex, Inc.	8,000	2,203,360
The Cooper Companies, Inc.	13,760	3,836,701
Wright Medical Group NV (a)	150,000	4,194,000
Zimmer Biomet Holdings, Inc.	330,094	38,627,600
		612,501,886
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	63,000	5,600,700
Anthem, Inc.	200,300	58,101,021
Cardinal Health, Inc.	197,800	10,845,374
Centene Corp. (a)	119,930	17,060,043
Cigna Corp.	668,440	149,316,127
CVS Health Corp.	858,189	68,826,758
DaVita HealthCare Partners, Inc. (a)	97,530	6,442,832
EBOS Group Ltd.	150,000	2,216,865
Express Scripts Holding Co. (a)	337,000	34,195,390
G1 Therapeutics, Inc. (a)	38,000	1,452,740
HCA Holdings, Inc.	332,900	47,934,271
Henry Schein, Inc. (a)	54,000	4,816,800
Humana, Inc.	183,986	60,617,867
Laboratory Corp. of America Holdings (a)	43,440	6,326,602
McKesson Corp.	223,474	27,822,513
Notre Dame Intermedica Participacoes SA	280,000	2,020,171
Quest Diagnostics, Inc.	40,000	3,542,800
United Drug PLC (United Kingdom)	140,000	1,194,355
UnitedHealth Group, Inc.	1,057,417	297,514,847
Universal Health Services, Inc. Class B	84,416	11,648,564
Wellcare Health Plans, Inc. (a)	34,900	8,895,312
		826,391,952
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	500,000	1,305,000
Cerner Corp. (a)	126,507	7,326,020
Teladoc Health, Inc. (a)	38,000	2,373,100
		11,004,120
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	509,593	36,869,054
Lonza Group AG	8,000	2,585,656
Morphosys AG (a)	15,000	1,713,433
Thermo Fisher Scientific, Inc.	133,939	33,424,477
		74,592,620
Pharmaceuticals - 4.7%
Allergan PLC	470,703	73,712,090
Amneal Pharmaceuticals, Inc. (a)	28,000	495,880
Amneal Pharmaceuticals, Inc. (d)	75,676	1,340,222
AstraZeneca PLC:
(United Kingdom)	190,000	14,795,137
sponsored ADR	189,100	7,529,962
Bayer AG	218,090	16,003,599
Bristol-Myers Squibb Co.	159,200	8,510,832
Dechra Pharmaceuticals PLC	100,000	2,752,380
Eli Lilly & Co.	843,988	100,130,736
GlaxoSmithKline PLC sponsored ADR	769,712	32,227,841
Indivior PLC (a)	1,400	1,819
Johnson & Johnson	1,845,533	271,108,798
Mallinckrodt PLC (a)	101,900	2,424,201
Merck & Co., Inc.	3,132,187	248,507,717
Mylan NV (a)	172,200	5,830,692
MyoKardia, Inc. (a)	28,000	1,737,960
Nektar Therapeutics (a)	90,000	3,635,100
Novartis AG sponsored ADR	53,071	4,857,589
Perrigo Co. PLC	53,800	3,350,664
Pfizer, Inc.	5,158,147	238,461,136
Recordati SpA	40,000	1,286,518
Roche Holding AG (participation certificate)	48,000	12,460,040
Sanofi SA	129,907	11,777,409
Teva Pharmaceutical Industries Ltd. sponsored ADR	373,203	8,038,793
The Medicines Company (a)	50,000	1,106,500
Theravance Biopharma, Inc. (a)	69,000	1,905,090
Zoetis, Inc. Class A	440,385	41,338,940
		1,115,327,645

TOTAL HEALTH CARE		3,019,532,542

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	200,229	37,020,340
Harris Corp.	134,900	19,283,955
Huntington Ingalls Industries, Inc.	13,210	2,846,755
L3 Technologies, Inc.	46,100	8,449,669
Lockheed Martin Corp.	211,265	63,470,344
Northrop Grumman Corp.	751,244	195,233,291
Spirit AeroSystems Holdings, Inc. Class A	94,300	7,721,284
Textron, Inc.	249,300	13,995,702
The Boeing Co.	314,690	109,121,904
United Technologies Corp.	1,201,513	146,392,344
		603,535,588
Air Freight & Logistics - 0.5%
FedEx Corp.	214,400	49,097,600
United Parcel Service, Inc. Class B	537,708	61,992,355
		111,089,955
Airlines - 0.6%
Alaska Air Group, Inc.	328,400	24,058,584
American Airlines Group, Inc.	66,000	2,650,560
Delta Air Lines, Inc.	1,409,704	85,583,130
JetBlue Airways Corp. (a)	186,100	3,632,672
Southwest Airlines Co.	74,500	4,068,445
United Continental Holdings, Inc. (a)	337,375	32,624,163
		152,617,554
Building Products - 0.1%
Allegion PLC	128,096	11,732,313
Fortune Brands Home & Security, Inc.	351,300	15,386,940
Johnson Controls International PLC	83,200	2,893,696
Resideo Technologies, Inc. (a)	42,519	877,167
		30,890,116
Commercial Services & Supplies - 0.2%
Deluxe Corp.	49,200	2,477,220
Herman Miller, Inc.	96,000	3,250,560
LSC Communications, Inc.	14,212	142,404
R.R. Donnelley & Sons Co.	131,300	831,129
Republic Services, Inc.	152,380	11,785,069
Stericycle, Inc. (a)	240,412	11,556,605
Waste Connection, Inc. (United States)	260,850	20,471,508
		50,514,495
Construction & Engineering - 0.1%
AECOM (a)	12,055	387,689
Jacobs Engineering Group, Inc.	462,253	30,356,155
Quanta Services, Inc.	9,030	316,953
		31,060,797
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3,600	468,072
Eaton Corp. PLC	406,044	31,241,025
Emerson Electric Co.	399,500	26,974,240
Fortive Corp.	922,237	70,154,569
Hubbell, Inc. Class B	101,500	11,181,240
Sensata Technologies, Inc. PLC (a)	127,500	5,898,150
Sunrun, Inc. (a)	1,166,200	17,084,830
Vivint Solar, Inc. (a)	110,547	604,692
		163,606,818
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	7,900	833,608
General Electric Co.	7,649,796	57,373,470
Honeywell International, Inc.	1,335,481	195,981,837
Roper Technologies, Inc.	112,868	33,588,388
		287,777,303
Machinery - 1.0%
AGCO Corp.	45,800	2,733,344
Allison Transmission Holdings, Inc.	105,700	4,979,527
Cactus, Inc. (a)	17,400	502,512
Caterpillar, Inc.	171,421	23,256,687
Crane Co.	5,400	466,398
Cummins, Inc.	57,480	8,682,929
Deere & Co.	114,869	17,790,911
Dover Corp.	15,500	1,315,795
Flowserve Corp.	199,300	9,668,043
Gardner Denver Holdings, Inc. (a)	12,200	301,950
Illinois Tool Works, Inc.	214,500	29,826,225
Ingersoll-Rand PLC	458,795	47,494,458
Lincoln Electric Holdings, Inc.	3,600	309,420
Meritor, Inc. (a)	138,500	2,285,250
Minebea Mitsumi, Inc.	273,500	4,438,065
Oshkosh Corp.	38,305	2,732,296
PACCAR, Inc.	428,920	26,687,402
Parker Hannifin Corp.	13,000	2,236,520
Pentair PLC	267,300	11,413,710
ProPetro Holding Corp. (a)	8,500	137,870
Snap-On, Inc.	44,200	7,347,808
Stanley Black & Decker, Inc.	202,409	26,485,218
Timken Co.	62,900	2,525,435
WABCO Holdings, Inc. (a)	4,700	570,815
Wabtec Corp. (b)	67,928	6,425,989
		240,614,577
Professional Services - 0.2%
Equifax, Inc.	73,393	7,535,259
Manpower, Inc.	35,700	2,898,126
Nielsen Holdings PLC	604,920	16,435,676
TransUnion Holding Co., Inc.	75,024	4,844,300
WageWorks, Inc. (a)	147,000	4,899,510
		36,612,871
Road & Rail - 0.8%
AMERCO	2,500	866,125
Canadian Pacific Railway Ltd.	12,590	2,662,790
CSX Corp.	303,715	22,058,820
Kansas City Southern	136,700	14,086,935
Norfolk Southern Corp.	395,388	67,508,547
Ryder System, Inc.	29,700	1,680,129
Union Pacific Corp.	507,064	77,976,302
		186,839,648
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	132,300	2,467,395
Fastenal Co.	238,396	14,127,347
HD Supply Holdings, Inc. (a)	450,219	17,963,738
United Rentals, Inc. (a)	2,385	279,355
		34,837,835

TOTAL INDUSTRIALS		1,929,997,557

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 1.2%
Cisco Systems, Inc.	4,392,092	210,249,444
Juniper Networks, Inc.	509,100	14,616,261
Motorola Solutions, Inc.	394,280	51,749,250
Palo Alto Networks, Inc. (a)	1,105	191,110
		276,806,065
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	220,600	19,399,564
Arrow Electronics, Inc. (a)	50,300	3,871,591
CDW Corp.	18,900	1,751,652
Corning, Inc.	294,500	9,488,790
Dell Technologies, Inc. (a)	37,900	3,997,692
Flextronics International Ltd. (a)	159,100	1,392,125
Jabil, Inc.	100,800	2,516,976
Keysight Technologies, Inc. (a)	51,200	3,165,184
Tech Data Corp. (a)	47,100	4,236,645
Vishay Intertechnology, Inc.	143,700	2,996,145
		52,816,364
IT Services - 2.6%
Accenture PLC Class A	288,900	47,529,828
Alliance Data Systems Corp.	162,922	32,643,052
Amdocs Ltd.	292,592	18,992,147
Automatic Data Processing, Inc.	172,737	25,464,889
Cognizant Technology Solutions Corp. Class A	29,500	2,101,285
DXC Technology Co.	286,102	18,035,870
Elastic NV	14,500	1,036,025
Fidelity National Information Services, Inc.	199,400	21,525,230
First Data Corp. Class A (a)	1,042,690	19,894,525
Fiserv, Inc. (a)	5,790	458,163
FleetCor Technologies, Inc. (a)	9,000	1,740,600
Gartner, Inc. (a)	92,800	14,216,032
Global Payments, Inc.	1,755	196,227
IBM Corp.	191,300	23,772,851
Leidos Holdings, Inc.	58,500	3,685,500
MasterCard, Inc. Class A	343,570	69,081,620
MongoDB, Inc. Class A (a)	42,100	3,490,090
PayPal Holdings, Inc. (a)	673,003	57,750,387
The Western Union Co.	204,200	3,824,666
VeriSign, Inc. (a)	34,400	5,368,464
Visa, Inc. Class A	1,667,090	236,243,324
Worldpay, Inc. (a)	205,787	17,658,582
		624,709,357
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	114,700	2,443,110
Analog Devices, Inc.	358,884	32,988,617
Applied Materials, Inc.	1,080,006	40,262,624
Broadcom, Inc.	231,518	54,964,688
Cirrus Logic, Inc. (a)	51,700	1,935,648
Intel Corp.	1,061,100	52,322,841
KLA-Tencor Corp.	147,199	14,507,933
Lam Research Corp.	218,000	34,217,280
MACOM Technology Solutions Holdings, Inc. (a)	359,500	6,388,315
Marvell Technology Group Ltd.	485,900	7,827,849
Microchip Technology, Inc. (b)	456,817	34,261,275
Micron Technology, Inc. (a)	675,095	26,031,663
NVIDIA Corp.	551,601	90,148,151
NXP Semiconductors NV	262,102	21,851,444
ON Semiconductor Corp. (a)	811,300	15,560,734
Qorvo, Inc. (a)	15,100	993,731
Qualcomm, Inc.	2,089,613	121,740,853
Skyworks Solutions, Inc.	30,300	2,204,931
SolarEdge Technologies, Inc. (a)	2,100	81,753
Teradyne, Inc.	24,800	885,112
Texas Instruments, Inc.	755,271	75,413,809
Xilinx, Inc.	24,900	2,302,752
		639,335,113
Software - 5.0%
2U, Inc. (a)	41,400	2,417,346
Adobe, Inc. (a)	56,975	14,294,458
Apptio, Inc. Class A (a)	300	11,448
Autodesk, Inc. (a)	98,900	14,291,050
Avast PLC	981,500	3,416,848
Benefitfocus, Inc. (a)	80,000	4,008,000
Black Knight, Inc. (a)	191,666	8,690,136
Box, Inc. Class A (a)	10,200	191,658
Cardlytics, Inc. (a)	8,553	122,992
Citrix Systems, Inc.	88,700	9,665,639
Envestnet, Inc. (a)	100	5,464
Hortonworks, Inc. (a)	371,800	5,985,980
Intuit, Inc.	84,665	18,163,182
Kingsoft Corp. Ltd.	1,736,000	2,902,209
Microsoft Corp.	7,221,583	800,801,339
MINDBODY, Inc. (a)	416,708	11,567,814
Nuance Communications, Inc. (a)	265,100	4,238,949
Nutanix, Inc. Class A (a)	29,600	1,323,416
Oracle Corp.	1,104,613	53,860,930
Parametric Technology Corp. (a)	36,300	3,139,587
Red Hat, Inc. (a)	170,812	30,500,191
Salesforce.com, Inc. (a)	352,355	50,302,200
SAP SE sponsored ADR	115,200	11,943,936
ServiceNow, Inc. (a)	37,990	7,038,407
Symantec Corp.	1,850,303	40,910,199
Synopsys, Inc. (a)	257,800	23,702,132
Talend SA ADR (a)	128,900	4,477,986
Totvs SA	117,300	879,674
VMware, Inc. Class A (a)	228,155	38,179,458
Workday, Inc. Class A (a)	56,768	9,309,952
		1,176,342,580
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	2,943,691	525,684,339
Hewlett Packard Enterprise Co.	702,700	10,540,500
HP, Inc.	547,600	12,594,800
NCR Corp. (a)	104,900	2,906,779
NetApp, Inc.	114,340	7,645,916
Seagate Technology LLC	111,500	4,804,535
Western Digital Corp.	164,092	7,448,136
Xerox Corp.	125,550	3,379,806
		575,004,811

TOTAL INFORMATION TECHNOLOGY		3,345,014,290

MATERIALS - 1.8%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	164,800	26,511,376
Celanese Corp. Class A	69,700	7,034,821
CF Industries Holdings, Inc.	324,500	13,690,655
DowDuPont, Inc.	1,786,682	103,359,554
Eastman Chemical Co.	205,158	16,170,554
Ecolab, Inc.	117,300	18,825,477
FMC Corp.	12,100	1,001,154
Huntsman Corp.	182,800	3,696,216
LG Chemical Ltd.	5,500	1,696,197
LyondellBasell Industries NV Class A	354,800	33,106,388
PPG Industries, Inc.	216,563	23,676,833
RPM International, Inc.	68,300	4,504,385
Sherwin-Williams Co.	27,400	11,619,518
Trinseo SA	47,700	2,410,281
Valvoline, Inc.	103,379	2,180,263
		269,483,672
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	86,000	16,399,340
Containers & Packaging - 0.6%
Avery Dennison Corp.	4,800	462,720
Ball Corp.	329,082	16,161,217
Berry Global Group, Inc. (a)	1,036,612	52,162,316
Crown Holdings, Inc. (a)	504,658	25,878,862
International Paper Co.	337,200	15,575,268
Owens-Illinois, Inc.	162,800	2,993,892
Packaging Corp. of America	135,544	13,258,914
Sealed Air Corp.	200,500	7,324,265
Sonoco Products Co.	11,800	678,972
WestRock Co.	40,500	1,907,955
		136,404,381
Metals & Mining - 0.0%
Newmont Mining Corp.	53,500	1,730,190
Nucor Corp.	40,300	2,434,523
Reliance Steel & Aluminum Co.	9,200	740,140
Southern Copper Corp.	81,800	2,738,664
Steel Dynamics, Inc.	34,235	1,205,072
		8,848,589
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	2,728,108
Schweitzer-Mauduit International, Inc.	75,400	2,149,654
		4,877,762

TOTAL MATERIALS		436,013,744

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	230,700	37,947,843
AvalonBay Communities, Inc.	123,031	23,446,018
Boston Properties, Inc.	43,200	5,667,840
Colony Capital, Inc.	65,542	403,739
CorePoint Lodging, Inc.	84,100	1,183,287
Corporate Office Properties Trust (SBI)	89,000	2,177,830
Corrections Corp. of America	27,000	592,650
Crown Castle International Corp.	391,118	44,939,458
DDR Corp.	166,350	2,069,394
Equinix, Inc.	29,000	11,173,120
Equity Lifestyle Properties, Inc.	12,200	1,214,266
Equity Residential (SBI)	127,400	9,077,250
Essex Property Trust, Inc.	5,500	1,443,805
Front Yard Residential Corp. Class B	240,900	2,170,509
Hospitality Properties Trust (SBI)	122,200	3,279,848
Host Hotels & Resorts, Inc.	133,600	2,538,400
JBG SMITH Properties	65,850	2,638,610
Mack-Cali Realty Corp.	108,400	2,347,944
Medical Properties Trust, Inc.	183,200	3,163,864
Omega Healthcare Investors, Inc.	108,400	4,112,696
Outfront Media, Inc.	53,100	1,103,418
Piedmont Office Realty Trust, Inc. Class A	128,500	2,381,105
Prologis, Inc.	1,112,101	74,888,881
Public Storage	65,500	13,968,530
Regency Centers Corp.	97,700	6,219,582
Simon Property Group, Inc.	70,200	13,035,438
SL Green Realty Corp.	88,737	8,556,022
Spirit MTA REIT	29,870	290,635
Spirit Realty Capital, Inc.	167,800	1,245,076
Store Capital Corp.	54,600	1,635,816
The Macerich Co.	31,600	1,589,164
Ventas, Inc.	179,633	11,404,899
VEREIT, Inc.	520,900	3,984,885
Vornado Realty Trust	110,900	7,980,364
Welltower, Inc.	63,600	4,600,188
Weyerhaeuser Co.	171,521	4,529,870
		319,002,244
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP	31,784	561,305
CBRE Group, Inc. (a)	14,889	650,352
Cushman & Wakefield PLC	87,100	1,621,802
Howard Hughes Corp. (a)	1,600	177,216
Jones Lang LaSalle, Inc.	5,800	830,560
Retail Value, Inc.	16,635	482,249
VICI Properties, Inc.	51,900	1,129,863
		5,453,347

TOTAL REAL ESTATE		324,455,591

UTILITIES - 2.4%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	83,200	6,467,968
Duke Energy Corp.	560,740	49,664,742
Edison International	58,600	3,241,752
Entergy Corp.	143,200	12,466,992
Evergy, Inc.	161,665	9,598,051
Eversource Energy	150,000	10,251,000
Exelon Corp.	596,800	27,685,552
FirstEnergy Corp.	306,600	11,598,678
NextEra Energy, Inc.	1,043,202	189,560,235
OGE Energy Corp.	20,000	792,400
PG&E Corp. (a)	110,700	2,920,266
Pinnacle West Capital Corp.	13,300	1,188,488
Southern Co.	453,200	21,449,956
Vistra Energy Corp. (a)	36,642	860,354
Xcel Energy, Inc.	501,474	26,302,311
		374,048,745
Gas Utilities - 0.0%
Atmos Energy Corp.	37,300	3,568,491
Indraprastha Gas Ltd. (a)	4,402	16,632
South Jersey Industries, Inc.	46,000	1,435,200
UGI Corp.	17,400	999,630
		6,019,953
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	33,300	1,555,110
NRG Energy, Inc.	1,316,742	50,602,395
The AES Corp.	148,600	2,301,814
		54,459,319
Multi-Utilities - 0.5%
Ameren Corp.	30,700	2,106,634
Avangrid, Inc.	44,900	2,262,062
CenterPoint Energy, Inc.	84,600	2,369,646
Dominion Resources, Inc.	74,000	5,513,000
DTE Energy Co.	82,931	9,930,158
National Grid PLC	938,437	9,959,846
NiSource, Inc.	836,955	22,112,351
Public Service Enterprise Group, Inc.	141,500	7,909,850
SCANA Corp.	55,510	2,590,097
Sempra Energy	472,862	54,483,160
WEC Energy Group, Inc.	40,000	2,899,200
		122,136,004
Water Utilities - 0.1%
American Water Works Co., Inc.	171,714	16,383,233

TOTAL UTILITIES		573,047,254

TOTAL COMMON STOCKS
(Cost $13,217,847,688)		18,759,890,340

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)	32,084	629,000
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	32,300	2,043,334
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,083,003)		2,672,334

Equity Funds - 19.4%
Large Blend Funds - 8.8%
Fidelity SAI U.S. Large Cap Index Fund (f)	62,595	930,164
JPMorgan U.S. Large Cap Core Plus Fund Select Class (g)	56,140,280	1,719,015,367
PIMCO StocksPLUS Absolute Return Fund Institutional Class	33,429,022	370,727,850

TOTAL LARGE BLEND FUNDS		2,090,673,381

Large Growth Funds - 10.4%
Fidelity Growth Company Fund (f)	2,955,525	55,534,314
Fidelity SAI U.S. Momentum Index Fund (f)	20,174,677	254,806,177
Fidelity SAI U.S. Quality Index Fund (f)	156,319,691	2,150,958,942

TOTAL LARGE GROWTH FUNDS		2,461,299,433

Sector Funds - 0.2%
iShares NASDAQ Biotechnology Index ETF (b)	346,257	37,776,639
TOTAL EQUITY FUNDS
(Cost $3,355,884,511)		4,589,749,453

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.04% to 2.07% 12/20/18 (h)
(Cost $2,671,124)	2,674,000	2,671,284

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.27% (i)	80,866,219	80,882,392
Fidelity Securities Lending Cash Central Fund 2.27% (i)(j)	82,787,964	82,796,243
Invesco Government & Agency Portfolio Institutional Class 2.12% (k)	180,151,429	180,151,429
TOTAL MONEY MARKET FUNDS
(Cost $343,828,836)		343,830,064
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $16,923,315,162)		23,698,813,475
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(41,700,319)
NET ASSETS - 100%		$23,657,113,156

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	115	Dec. 2018	$15,860,225	$416,688	$416,688

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $767,111 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,969,222 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated Fund

 (g) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $862,123.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

 (k) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amneal Pharmaceuticals, Inc.	5/4/18	$1,381,087
The Honest Co., Inc. Series D	8/12/15	$1,468,003

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$571,523
Fidelity Securities Lending Cash Central Fund	549,442
Total	$1,120,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$58,661,260	$--	$--	$--	$--	$(3,126,946)	$55,534,314
Fidelity SAI U.S. Large Cap Index Fund	728,688,694	454,569,809	1,206,637,966	1,609,665	53,082,347	(28,772,720)	930,164
Fidelity SAI U.S. Momentum Index Fund	256,743,644	7,057,502	--	7,057,501	--	(8,994,969)	254,806,177
Fidelity SAI U.S. Quality Index Fund	1,901,390,732	243,391,585	--	43,391,589	--	6,176,625	2,150,958,942
Total	$2,945,484,330	$705,018,896	$1,206,637,966	$52,058,755	$53,082,347	$(34,718,010)	$2,462,229,597

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,009,845,815	$1,939,667,625	$70,178,190	$--
Consumer Discretionary	1,758,821,070	1,758,192,070	--	629,000
Consumer Staples	1,159,521,695	1,159,521,695	--	--
Energy	1,127,184,447	1,127,184,447	--	--
Financials	3,077,085,335	3,076,423,213	662,122	--
Health Care	3,021,575,876	2,964,496,357	57,079,519	--
Industrials	1,929,997,557	1,929,997,557	--	--
Information Technology	3,345,014,290	3,345,014,290	--	--
Materials	436,013,744	436,013,744	--	--
Real Estate	324,455,591	324,455,591	--	--
Utilities	573,047,254	573,047,254	--	--
Equity Funds	4,589,749,453	4,589,749,453	--	--
Other Short-Term Investments and Net Other Assets	2,671,284	--	2,671,284	--
Money Market Funds	343,830,064	343,830,064	--	--
Total Investments in Securities:	$23,698,813,475	$23,567,593,360	$130,591,115	$629,000
Derivative Instruments:
Assets
Futures Contracts	$416,688	$416,688	$--	$--
Total Assets	$416,688	$416,688	$--	$--
Total Derivative Instruments:	$416,688	$416,688	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$416,688	$0
Total Equity Risk	416,688	0
Total Value of Derivatives	$416,688	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $81,810,765) — See accompanying schedule: Unaffiliated issuers (cost $14,786,749,523)	$21,072,905,240
Fidelity Central Funds (cost $163,677,407)	163,678,635
Other affiliated issuers (cost $1,973,109,029)	2,462,229,600
Total Investment in Securities (cost $16,923,535,959)		$23,698,813,475
Foreign currency held at value (cost $400,337)		400,337
Receivable for investments sold		161,315,466
Receivable for fund shares sold		6,961,253
Dividends receivable		39,495,301
Interest receivable		377,924
Distributions receivable from Fidelity Central Funds		173,573
Receivable for daily variation margin on futures contracts		78,333
Other receivables		559,334
Total assets		23,908,174,996
Liabilities
Payable to custodian bank	$675,555
Payable for investments purchased	146,219,165
Payable for fund shares redeemed	16,998,710
Accrued management fee	3,906,318
Other payables and accrued expenses	454,555
Collateral on securities loaned	82,807,537
Total liabilities		251,061,840
Net Assets		$23,657,113,156
Net Assets consist of:
Paid in capital		$16,210,311,464
Total distributable earnings (loss)		7,446,801,692
Net Assets, for 1,321,415,655 shares outstanding		$23,657,113,156
Net Asset Value, offering price and redemption price per share ($23,657,113,156 ÷ 1,321,415,655 shares)		$17.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$201,328,859
Affiliated issuers		23,539,902
Interest		1,980,448
Income from Fidelity Central Funds		1,120,965
Total income		227,970,174
Expenses
Management fee	$56,385,923
Independent trustees' fees and expenses	151,571
Miscellaneous	207,542
Total expenses before reductions	56,745,036
Expense reductions	(31,619,245)
Total expenses after reductions		25,125,791
Net investment income (loss)		202,844,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,255)	542,984,577
Fidelity Central Funds	5,068
Other affiliated issuers	53,082,347
Foreign currency transactions	(81,487)
Futures contracts	(3,248,324)
Written options	828,465
Capital gain distributions from underlying funds:
Affiliated issuers	28,518,853
Total net realized gain (loss)		622,089,499
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $50,441)	(291,166,569)
Affiliated issuers	(34,718,010)
Assets and liabilities in foreign currencies	3,170
Futures contracts	11,041
Written options	(730,931)
Total change in net unrealized appreciation (depreciation)		(326,601,299)
Net gain (loss)		295,488,200
Net increase (decrease) in net assets resulting from operations		$498,332,583

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$202,844,383	$340,783,688
Net realized gain (loss)	622,089,499	1,794,948,839
Change in net unrealized appreciation (depreciation)	(326,601,299)	1,146,696,041
Net increase (decrease) in net assets resulting from operations	498,332,583	3,282,428,568
Distributions to shareholders	(1,111,284,109)	–
Distributions to shareholders from net investment income	–	(310,751,726)
Distributions to shareholders from net realized gain	–	(1,461,353,123)
Total distributions	(1,111,284,109)	(1,772,104,849)
Share transactions
Proceeds from sales of shares	1,421,527,618	3,718,227,839
Reinvestment of distributions	1,106,924,776	1,766,119,610
Cost of shares redeemed	(3,242,984,437)	(5,167,982,110)
Net increase (decrease) in net assets resulting from share transactions	(714,532,043)	316,365,339
Total increase (decrease) in net assets	(1,327,483,569)	1,826,689,058
Net Assets
Beginning of period	24,984,596,725	23,157,907,667
End of period	$23,657,113,156	$24,984,596,725
Other Information
Undistributed net investment income end of period		$134,233,540
Shares
Sold	77,281,514	207,114,947
Issued in reinvestment of distributions	61,667,118	101,160,959
Redeemed	(175,717,378)	(286,886,998)
Net increase (decrease)	(36,768,746)	21,388,908

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.40	$17.32	$15.07	$16.12	$15.56	$14.00
Income from Investment Operations
Net investment income (loss)A	.15	.25	.22	.19	.19	.16
Net realized and unrealized gain (loss)	.19	2.18	2.48	(.37)	1.51	2.52
Total from investment operations	.34	2.43	2.70	(.18)	1.70	2.68
Distributions from net investment income	(.10)	(.24)	(.19)	(.19)	(.16)	(.14)
Distributions from net realized gain	(.74)	(1.11)	(.26)	(.68)	(.98)	(.98)
Total distributions	(.84)	(1.35)	(.45)	(.87)	(1.14)	(1.12)
Net asset value, end of period	$17.90	$18.40	$17.32	$15.07	$16.12	$15.56
Total ReturnB,C	1.84%	14.59%	18.22%	(1.10)%	11.37%	20.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.47%	.46%	.43%	.42%	.46%
Expenses net of fee waivers, if any	.20%F	.21%	.21%	.18%	.17%	.20%
Expenses net of all reductions	.20%F	.21%	.21%	.18%	.17%	.20%
Net investment income (loss)	1.63%F	1.41%	1.40%	1.32%	1.22%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$23,657,113	$24,984,597	$23,157,908	$23,636,860	$24,497,753	$14,197,329
Portfolio turnover rateG	75%F	98%	100%	85%	104%	109%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $436,310 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and exchanges and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,244,223,583
Gross unrealized depreciation	(602,163,929)
Net unrealized appreciation (depreciation)	$6,642,059,654
Tax cost	$17,057,170,509

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$(3,248,324)	$11,041
Written Options	828,465	(730,931)
Totals	$(2,419,859)	$(719,890)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $9,215,074,966 and $10,811,188,485, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, OppenheimerFunds, Inc., FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS) and Boston Partners Global Investors, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $34,492 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6,430.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32,543 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $549,442.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $31,030,947.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $439,403.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $4,584.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $144,311.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 29% of the total outstanding shares of Fidelity SAI U.S. Quality Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.20%	$1,000.00	$1,018.40	$1.01
Hypothetical-C		$1,000.00	$1,024.07	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with AllianceBernstein L.P. (AB), Aristotle Capital Management LLC, Boston Partners Global Investors, Inc., Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company, OppenheimerFunds, Inc., and T. Rowe Price Associates, Inc. (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund. The Board also approved amendments to the sub-advisory agreement with AB to implement a new fee schedule, effective September 1, 2018, which is expected to decrease the fund's total management fee. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with AB. In addition, the Board also approved a non-material amendment to the sub-advisory agreement with ClariVest. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with ClariVest. The Board also noted that the amended sub-advisory agreements with AB and ClariVest would not result in changes to the nature, extent, and quality of the services provided to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the second quartile for the three- and five-year periods ended December 31, 2017. The Board also noted that the fund had out-performed 81%, 66%, and 62% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three- and five-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2021 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00%. In addition, the Board considered that the portion of the management fee paid to Strategic Advisers is all-inclusive, meaning that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board also noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2021.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SAI-COR-SANN-0119
1.902942.108

Strategic Advisers® Growth Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity Growth Company Fund	20.5
Fidelity SAI U.S. Quality Index Fund	9.9
Microsoft Corp.	3.9
Fidelity SAI U.S. Momentum Index Fund	3.5
Amazon.com, Inc.	3.4
Fidelity Contrafund	3.1
Apple, Inc.	2.8
Columbia Select Large Cap Growth Fund Class R5	2.6
Janus Henderson Enterprise Fund	1.9
Visa, Inc. Class A	1.9
53.5

Top Five Market Sectors as of November 30, 2018

(stocks only)	% of fund's net assets
Information Technology	17.9
Consumer Discretionary	9.3
Health Care	8.7
Communication Services	5.7
Industrials	5.2

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	55.5%
Preferred Stocks	0.1%
Large Blend Funds	1.7%
Large Growth Funds	39.6%
Mid-Cap Growth Funds	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.5%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Entertainment - 0.6%
Activision Blizzard, Inc.	246,024	$12,271,677
Electronic Arts, Inc. (a)	234,672	19,728,875
Netflix, Inc. (a)	15,062	4,309,690
Take-Two Interactive Software, Inc. (a)	76,800	8,422,656
The Walt Disney Co.	176,200	20,349,338
		65,082,236
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (a)	151,209	167,789,067
Class C (a)	161,655	176,920,082
Facebook, Inc. Class A (a)	1,045,715	147,037,986
Twitter, Inc. (a)	557,700	17,539,665
		509,286,800
Media - 0.3%
Comcast Corp. Class A	835,000	32,573,350

TOTAL COMMUNICATION SERVICES		606,942,386

CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.2%
Lear Corp.	128,703	17,535,784
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	22,286	10,545,958
Domino's Pizza, Inc.	160,004	44,372,309
Marriott International, Inc. Class A	219,966	25,302,689
Starbucks Corp.	833,504	55,611,387
Wyndham Destinations, Inc.	248,014	10,285,141
Wyndham Hotels & Resorts, Inc.	247,948	12,429,633
Yum China Holdings, Inc.	380,550	13,635,107
Yum! Brands, Inc.	228,930	21,111,925
		193,294,149
Household Durables - 0.0%
Toll Brothers, Inc.	167,338	5,517,134
Internet & Direct Marketing Retail - 4.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	390,639	62,838,190
Amazon.com, Inc. (a)	214,355	362,296,390
The Booking Holdings, Inc. (a)	18,764	35,499,236
		460,633,816
Leisure Products - 0.1%
Brunswick Corp.	134,829	7,151,330
Multiline Retail - 0.5%
Kohl's Corp.	454,491	30,528,160
Target Corp.	331,000	23,487,760
		54,015,920
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	42,794	7,604,922
Best Buy Co., Inc.	40,259	2,600,329
Burlington Stores, Inc. (a)	184,953	30,657,809
Home Depot, Inc.	456,062	82,237,100
Michaels Companies, Inc. (a)(b)	49,871	846,311
Ross Stores, Inc.	267,016	23,390,602
TJX Companies, Inc.	476,900	23,296,565
Urban Outfitters, Inc. (a)	299,124	11,393,633
		182,027,271
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	72,118	9,559,241
Michael Kors Holdings Ltd. (a)	263,700	11,536,875
PVH Corp.	253,364	27,999,256
VF Corp.	204,700	16,640,063
		65,735,435

TOTAL CONSUMER DISCRETIONARY		985,910,839

CONSUMER STAPLES - 4.0%
Beverages - 1.4%
Monster Beverage Corp. (a)	699,825	41,765,556
PepsiCo, Inc.	260,072	31,713,180
The Coca-Cola Co.	1,398,465	70,482,636
		143,961,372
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	69,306	16,029,092
Walgreens Boots Alliance, Inc.	329,064	27,861,849
Walmart, Inc.	306,977	29,976,304
		73,867,245
Food Products - 0.9%
Archer Daniels Midland Co.	433,800	19,963,476
Danone SA sponsored ADR	2,124,233	31,725,420
General Mills, Inc.	344,409	14,571,945
Tyson Foods, Inc. Class A	586,193	34,556,077
		100,816,918
Household Products - 0.7%
Colgate-Palmolive Co.	340,775	21,646,028
Kimberly-Clark Corp.	206,402	23,812,599
Procter & Gamble Co.	345,387	32,642,525
		78,101,152
Tobacco - 0.3%
Altria Group, Inc.	201,054	11,023,791
Philip Morris International, Inc.	263,577	22,807,318
		33,831,109

TOTAL CONSUMER STAPLES		430,577,796

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	478,151	21,564,610
Oil, Gas & Consumable Fuels - 0.7%
Marathon Petroleum Corp.	207,935	13,549,045
Occidental Petroleum Corp.	364,500	25,613,415
Phillips 66 Co.	190,200	17,787,504
Valero Energy Corp.	195,900	15,652,410
		72,602,374

TOTAL ENERGY		94,166,984

FINANCIALS - 2.1%
Banks - 0.1%
Bank of America Corp.	468,320	13,300,288
Capital Markets - 0.9%
E*TRADE Financial Corp.	300,100	15,692,229
FactSet Research Systems, Inc.	93,521	21,929,739
Goldman Sachs Group, Inc.	162,200	30,929,918
SEI Investments Co.	486,854	26,144,060
		94,695,946
Consumer Finance - 0.6%
American Express Co.	126,940	14,251,554
Capital One Financial Corp.	193,200	17,326,176
Discover Financial Services	289,528	20,643,346
Synchrony Financial	399,486	10,378,646
		62,599,722
Insurance - 0.5%
MetLife, Inc.	341,771	15,253,240
Progressive Corp.	566,052	37,523,587
		52,776,827

TOTAL FINANCIALS		223,372,783

HEALTH CARE - 8.7%
Biotechnology - 2.6%
AbbVie, Inc.	465,642	43,896,071
Amgen, Inc.	434,110	90,403,408
Biogen, Inc. (a)	151,203	50,459,465
Celgene Corp. (a)	424,101	30,628,574
Incyte Corp. (a)	27,969	1,797,008
Regeneron Pharmaceuticals, Inc. (a)	98,609	36,056,381
Vertex Pharmaceuticals, Inc. (a)	121,496	21,965,262
		275,206,169
Health Care Equipment & Supplies - 1.1%
Abiomed, Inc. (a)	60,496	20,125,809
Align Technology, Inc. (a)	74,096	17,033,929
DexCom, Inc. (a)	25,367	3,287,310
Edwards Lifesciences Corp. (a)	23,136	3,748,263
Intuitive Surgical, Inc. (a)	36,200	19,217,494
The Cooper Companies, Inc.	131,827	36,757,322
Varian Medical Systems, Inc. (a)	170,123	20,991,477
		121,161,604
Health Care Providers & Services - 2.4%
Centene Corp. (a)	191,115	27,186,109
CVS Health Corp.	342,024	27,430,325
HCA Holdings, Inc.	197,735	28,471,863
Humana, Inc.	40,520	13,350,124
McKesson Corp.	51,839	6,453,956
UnitedHealth Group, Inc.	471,004	132,521,685
Wellcare Health Plans, Inc. (a)	73,397	18,707,427
		254,121,489
Health Care Technology - 0.2%
Cerner Corp. (a)	396,039	22,934,618
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	32,646	11,018,025
Thermo Fisher Scientific, Inc.	173,638	43,331,363
		54,349,388
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	486,925	26,031,011
Eli Lilly & Co.	172,108	20,418,893
Johnson & Johnson	243,014	35,698,757
Merck & Co., Inc.	822,480	65,255,563
Novartis AG sponsored ADR	228,941	20,954,970
Novo Nordisk A/S Series B sponsored ADR	670,090	31,239,596
		199,598,790

TOTAL HEALTH CARE		927,372,058

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.3%
Textron, Inc.	310,906	17,454,263
The Boeing Co.	338,538	117,391,437
		134,845,700
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	563,847	42,903,118
United Parcel Service, Inc. Class B	105,200	12,128,508
		55,031,626
Airlines - 0.6%
Delta Air Lines, Inc.	395,446	24,007,527
United Continental Holdings, Inc. (a)	436,200	42,180,540
		66,188,067
Electrical Equipment - 0.0%
Eaton Corp. PLC	52,940	4,073,204
Machinery - 1.3%
Allison Transmission Holdings, Inc.	205,069	9,660,801
Caterpillar, Inc.	224,803	30,499,023
Deere & Co.	201,772	31,250,447
Illinois Tool Works, Inc.	127,192	17,686,048
Ingersoll-Rand PLC	381,129	39,454,474
Oshkosh Corp.	135,451	9,661,720
		138,212,513
Road & Rail - 1.3%
CSX Corp.	719,300	52,242,759
Norfolk Southern Corp.	250,800	42,821,592
Union Pacific Corp.	267,374	41,116,774
		136,181,125
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	190,722	22,339,268
W.W. Grainger, Inc.	6,247	1,961,808
		24,301,076

TOTAL INDUSTRIALS		558,833,311

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,009,729	96,205,727
Palo Alto Networks, Inc. (a)	88,200	15,254,190
		111,459,917
IT Services - 5.6%
Accenture PLC Class A	151,759	24,967,391
Amdocs Ltd.	310,126	20,130,279
Automatic Data Processing, Inc.	78,142	11,519,694
Cognizant Technology Solutions Corp. Class A	350,116	24,938,763
DXC Technology Co.	314,143	19,803,575
Fidelity National Information Services, Inc.	134,082	14,474,152
First Data Corp. Class A (a)	582,506	11,114,214
Fiserv, Inc. (a)	466,366	36,903,542
Global Payments, Inc.	140,105	15,665,140
GoDaddy, Inc. (a)	236,562	15,438,036
MasterCard, Inc. Class A	589,666	118,564,143
Okta, Inc. (a)	92,823	5,908,184
PayPal Holdings, Inc. (a)	278,300	23,880,923
Visa, Inc. Class A	1,394,744	197,649,172
WEX, Inc. (a)	87,199	13,513,229
Worldpay, Inc. (a)	476,663	40,902,452
		595,372,889
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.	34,194	8,117,998
KLA-Tencor Corp.	126,369	12,454,929
Lam Research Corp.	46,726	7,334,113
Micron Technology, Inc. (a)	366,900	14,147,664
NVIDIA Corp.	173,123	28,293,492
Qualcomm, Inc.	529,130	30,827,114
Texas Instruments, Inc.	114,260	11,408,861
		112,584,171
Software - 7.1%
Adobe, Inc. (a)	461,303	115,736,310
Autodesk, Inc. (a)	334,754	48,371,953
Microsoft Corp.	3,766,699	417,689,252
Oracle Corp.	1,152,268	56,184,588
Salesforce.com, Inc. (a)	574,938	82,078,149
SurveyMonkey	163,411	2,100,158
Synopsys, Inc. (a)	398,518	36,639,745
		758,800,155
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	1,651,374	294,902,369
NetApp, Inc.	564,944	37,777,805
Western Digital Corp.	218,419	9,914,038
		342,594,212

TOTAL INFORMATION TECHNOLOGY		1,920,811,344

MATERIALS - 0.6%
Chemicals - 0.4%
CF Industries Holdings, Inc.	495,705	20,913,794
Eastman Chemical Co.	200,452	15,799,627
		36,713,421
Containers & Packaging - 0.1%
Owens-Illinois, Inc.	650,655	11,965,545
Metals & Mining - 0.1%
Steel Dynamics, Inc.	337,984	11,897,037

TOTAL MATERIALS		60,576,003

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Extra Space Storage, Inc.	36,832	3,535,135
Life Storage, Inc.	150,642	14,708,685
Simon Property Group, Inc.	336,413	62,468,530
		80,712,350
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	645,932	28,214,310

TOTAL REAL ESTATE		108,926,660

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	275,072	10,571,017
The AES Corp.	948,448	14,691,460
		25,262,477
TOTAL COMMON STOCKS
(Cost $3,573,449,040)		5,942,752,641

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)(d)
(Cost $4,024,850)	98,859	9,129,629

Equity Funds - 43.2%
Large Blend Funds - 1.7%
Fidelity SAI U.S. Large Cap Index Fund (e)	11,995,254	178,249,475
Large Growth Funds - 39.6%
Columbia Select Large Cap Growth Fund Class R5	16,473,786	275,935,909
Fidelity Contrafund (e)	25,552,490	327,327,399
Fidelity Growth Company Fund (e)	117,060,522	2,199,567,201
Fidelity SAI U.S. Momentum Index Fund (e)	29,412,837	371,484,132
Fidelity SAI U.S. Quality Index Fund (e)	77,335,830	1,064,141,015

TOTAL LARGE GROWTH FUNDS		4,238,455,656

Mid-Cap Growth Funds - 1.9%
Janus Henderson Enterprise Fund	1,629,272	205,565,285
TOTAL EQUITY FUNDS
(Cost $3,443,834,133)		4,622,270,416

Money Market Funds - 1.1%
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	4,019,838	4,020,240
Invesco Government & Agency Portfolio Institutional Class 2.12% (h)	115,755,756	115,755,756
TOTAL MONEY MARKET FUNDS
(Cost $119,775,996)		119,775,996
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $7,141,084,019)		10,693,928,682
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,995,381
NET ASSETS - 100%		$10,709,924,063

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,129,629 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$4,395
Total	$4,395

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$--	$342,133,277	$--	$--	$--	$(14,805,878)	$327,327,399
Fidelity Growth Company Fund	2,224,523,372	100,000,000	--	--	--	(124,956,171)	2,199,567,201
Fidelity SAI U.S. Large Cap Index Fund	--	302,042,410	117,040,070	--	(3,993,957)	(2,758,908)	178,249,475
Fidelity SAI U.S. Momentum Index Fund	228,625,066	161,784,564	--	6,284,563	--	(18,925,498)	371,484,132
Fidelity SAI U.S. Quality Index Fund	1,103,453,284	107,610,720	157,679,796	23,628,063	9,139,527	1,617,280	1,064,141,015
Total	$3,556,601,722	$1,013,570,971	$274,719,866	$29,912,626	$5,145,570	$(159,829,175)	$4,140,769,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$606,942,386	$606,942,386	$--	$--
Consumer Discretionary	995,040,468	985,910,839	--	9,129,629
Consumer Staples	430,577,796	430,577,796	--	--
Energy	94,166,984	94,166,984	--	--
Financials	223,372,783	223,372,783	--	--
Health Care	927,372,058	927,372,058	--	--
Industrials	558,833,311	558,833,311	--	--
Information Technology	1,920,811,344	1,918,711,186	2,100,158	--
Materials	60,576,003	60,576,003	--	--
Real Estate	108,926,660	108,926,660	--	--
Utilities	25,262,477	25,262,477	--	--
Equity Funds	4,622,270,416	4,622,270,416	--	--
Money Market Funds	119,775,996	119,775,996	--	--
Total Investments in Securities:	$10,693,928,682	$10,682,698,895	$2,100,158	$9,129,629

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,898,484) — See accompanying schedule: Unaffiliated issuers (cost $4,115,674,066)	$6,549,139,220
Fidelity Central Funds (cost $4,020,240)	4,020,240
Other affiliated issuers (cost $3,021,389,713)	4,140,769,222
Total Investment in Securities (cost $7,141,084,019)		$10,693,928,682
Foreign currency held at value (cost $13,672)		14,539
Receivable for investments sold		47,862,150
Receivable for fund shares sold		3,031,210
Dividends receivable		8,543,253
Interest receivable		93,302
Distributions receivable from Fidelity Central Funds		1,621
Prepaid expenses		23,059
Other receivables		221,078
Total assets		10,753,718,894
Liabilities
Payable for investments purchased	$30,309,544
Payable for fund shares redeemed	8,130,630
Accrued management fee	943,699
Other affiliated payables	109,256
Other payables and accrued expenses	281,462
Collateral on securities loaned	4,020,240
Total liabilities		43,794,831
Net Assets		$10,709,924,063
Net Assets consist of:
Paid in capital		$6,374,214,553
Total distributable earnings (loss)		4,335,709,510
Net Assets, for 593,573,724 shares outstanding		$10,709,924,063
Net Asset Value, offering price and redemption price per share ($10,709,924,063 ÷ 593,573,724 shares)		$18.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$39,545,318
Affiliated issuers		9,096,492
Interest		990,825
Income from Fidelity Central Funds		4,395
Total income		49,637,030
Expenses
Management fee	$20,278,740
Transfer agent fees	925,262
Accounting and security lending fees	670,260
Custodian fees and expenses	45,041
Independent trustees' fees and expenses	69,257
Registration fees	53,045
Audit	32,284
Legal	19,686
Miscellaneous	232,473
Total expenses before reductions	22,326,048
Expense reductions	(14,135,158)
Total expenses after reductions		8,190,890
Net investment income (loss)		41,446,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	682,813,965
Fidelity Central Funds	(4)
Other affiliated issuers	5,145,570
Futures contracts	(7,041,047)
Capital gain distributions from underlying funds:
Unaffiliated issuers	45,893,153
Affiliated issuers	20,816,134
Total net realized gain (loss)		747,627,771
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(791,414,051)
Affiliated issuers	(159,829,175)
Assets and liabilities in foreign currencies	(475)
Total change in net unrealized appreciation (depreciation)		(951,243,701)
Net gain (loss)		(203,615,930)
Net increase (decrease) in net assets resulting from operations		$(162,169,790)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,446,140	$82,142,432
Net realized gain (loss)	747,627,771	1,346,430,096
Change in net unrealized appreciation (depreciation)	(951,243,701)	691,056,110
Net increase (decrease) in net assets resulting from operations	(162,169,790)	2,119,628,638
Distributions to shareholders	(855,281,473)	–
Distributions to shareholders from net investment income	–	(83,336,854)
Distributions to shareholders from net realized gain	–	(835,648,765)
Total distributions	(855,281,473)	(918,985,619)
Share transactions
Proceeds from sales of shares	967,816,216	1,625,484,486
Reinvestment of distributions	850,974,219	915,025,337
Cost of shares redeemed	(1,692,547,457)	(3,104,974,374)
Net increase (decrease) in net assets resulting from share transactions	126,242,978	(564,464,551)
Total increase (decrease) in net assets	(891,208,285)	636,178,468
Net Assets
Beginning of period	11,601,132,348	10,964,953,880
End of period	$10,709,924,063	$11,601,132,348
Other Information
Undistributed net investment income end of period		$25,423,566
Shares
Sold	50,899,669	86,286,096
Issued in reinvestment of distributions	45,458,026	51,303,699
Redeemed	(87,532,755)	(164,358,613)
Net increase (decrease)	8,824,940	(26,768,818)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$17.93	$16.51	$17.60	$16.51	$14.71
Income from Investment Operations
Net investment income (loss)A	.07	.13	.15	.13	.12	.12
Net realized and unrealized gain (loss)	(.34)	3.31	2.89	(.23)	2.10	3.01
Total from investment operations	(.27)	3.44	3.04	(.10)	2.22	3.13
Distributions from net investment income	(.05)	(.14)	(.15)	(.12)	(.12)	(.10)
Distributions from net realized gain	(1.49)	(1.39)	(1.47)	(.88)	(1.01)	(1.23)
Total distributions	(1.53)B	(1.53)	(1.62)	(.99)C	(1.13)	(1.33)
Net asset value, end of period	$18.04	$19.84	$17.93	$16.51	$17.60	$16.51
Total ReturnD,E	(1.63)%	20.30%	19.87%	(.62)%	13.99%	22.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.49%	.54%	.57%	.56%	.56%
Expenses net of fee waivers, if any	.14%H	.24%	.28%	.32%	.31%	.31%
Expenses net of all reductions	.14%H	.24%	.28%	.32%	.31%	.31%
Net investment income (loss)	.73%H	.72%	.89%	.79%	.73%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$10,709,924	$11,601,132	$10,964,954	$10,962,597	$13,134,171	$12,141,245
Portfolio turnover rateI	45%H	38%	38%	30%	40%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.53 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $1.487 per share.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.876 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $221,078 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,708,629,995
Gross unrealized depreciation	(159,681,936)
Net unrealized appreciation (depreciation)	$3,548,948,059
Tax cost	$7,144,980,623

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,528,025,134 and $3,205,487,735, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ClariVest Asset Management LLC, FIAM LLC (an affiliate of the investment adviser), Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $180 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,886 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,395.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $14,134,611.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $547.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 12% and 15% of the total outstanding shares of Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund, respectively.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.14%	$1,000.00	$983.70	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., and Massachusetts Financial Services Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund. The Board also approved a non-material amendment to the sub-advisory agreement with ClariVest. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with ClariVest. The Board also noted that the amended sub-advisory agreement would not result in changes to the nature, extent, and quality of the services provided to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-, three-, and five-year periods ended December 31, 2017. The Board also noted that the fund had out-performed 62%, 68%, and 71% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2021 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.95%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2021. In addition, the Board noted that FIAM was voluntarily waiving sub-advisory fees with respect to one of its mandates.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

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www.fidelity.com

SGF-SANN-0119
1.907406.108

Strategic Advisers® Core Multi-Manager Fund Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Microsoft Corp.	4.8
Alphabet, Inc. Class C	3.3
Apple, Inc.	3.0
Bank of America Corp.	2.5
Amazon.com, Inc.	2.3
Fidelity SAI U.S. Large Cap Index Fund	2.0
UnitedHealth Group, Inc.	2.0
Johnson & Johnson	1.9
Home Depot, Inc.	1.8
Wells Fargo & Co.	1.7
25.3

Top Five Market Sectors as of November 30, 2018

(stocks only)	% of fund's net assets
Information Technology	16.5
Health Care	16.0
Financials	14.5
Communication Services	12.0
Industrials	10.5

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	95.6%
Preferred Stocks	0.1%
Large Blend Funds	2.0%
Sector Funds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	15,235	$475,941
Verizon Communications, Inc.	7,802	470,461
		946,402
Entertainment - 2.9%
Electronic Arts, Inc. (a)	2,795	234,976
Netflix, Inc. (a)	685	195,999
Take-Two Interactive Software, Inc. (a)	1,554	170,427
The Walt Disney Co.	5,752	664,298
Vivendi SA	14,890	371,390
		1,637,090
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	196	217,491
Class C (a)	1,739	1,903,214
Facebook, Inc. Class A (a)	2,674	375,991
		2,496,696
Media - 2.8%
Charter Communications, Inc. Class A (a)	1,186	390,431
Comcast Corp. Class A	24,439	953,365
Liberty Media Corp. Liberty SiriusXM Series A (a)	2,643	105,165
The New York Times Co. Class A	5,240	140,589
		1,589,550
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	3,090	211,511

TOTAL COMMUNICATION SERVICES		6,881,249

CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
BorgWarner, Inc.	3,528	139,638
Automobiles - 0.0%
General Motors Co.	45	1,708
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	1,082	203,968
Royal Caribbean Cruises Ltd.	1,410	159,429
Starbucks Corp.	2,831	188,884
Yum! Brands, Inc.	1,637	150,964
		703,245
Household Durables - 0.2%
Lennar Corp. Class A	2,916	124,601
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	787	1,330,164
The Booking Holdings, Inc. (a)	110	208,107
		1,538,271
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,283	198,096
Target Corp.	232	16,463
		214,559
Specialty Retail - 3.2%
AutoZone, Inc. (a)	130	105,179
Best Buy Co., Inc.	1,303	84,161
Home Depot, Inc.	5,848	1,054,511
Lowe's Companies, Inc.	1,145	108,054
O'Reilly Automotive, Inc. (a)	762	264,246
Ross Stores, Inc.	2,441	213,832
TJX Companies, Inc.	464	22,666
		1,852,649
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,049	153,921
PVH Corp.	1,058	116,920
		270,841

TOTAL CONSUMER DISCRETIONARY		4,845,512

CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	976	191,062
Molson Coors Brewing Co. Class B	1,874	123,253
PepsiCo, Inc.	1,054	128,525
The Coca-Cola Co.	10,278	518,011
		960,851
Food & Staples Retailing - 0.9%
Walmart, Inc.	5,506	537,661
Food Products - 0.8%
Mondelez International, Inc.	7,114	319,988
The Kraft Heinz Co.	2,923	149,424
		469,412
Household Products - 0.3%
Procter & Gamble Co.	1,831	173,048
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,368	195,159
Tobacco - 1.3%
Altria Group, Inc.	5,876	322,181
British American Tobacco PLC sponsored ADR	2,556	89,128
Philip Morris International, Inc.	4,120	356,504
		767,813

TOTAL CONSUMER STAPLES		3,103,944

ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,289	29,415
Schlumberger Ltd.	825	37,208
TechnipFMC PLC	810	18,703
		85,326
Oil, Gas & Consumable Fuels - 5.8%
BP PLC sponsored ADR	3,450	139,208
Cenovus Energy, Inc. (Canada)	8,600	63,562
Chevron Corp.	7,490	890,861
Concho Resources, Inc. (a)	1,201	156,538
Denbury Resources, Inc. (a)	24,463	55,286
Diamondback Energy, Inc.	1,650	182,127
EOG Resources, Inc.	3,963	409,418
Equinor ASA sponsored ADR	3,400	79,492
Exxon Mobil Corp.	4,281	340,340
Imperial Oil Ltd.	1,713	51,017
Marathon Petroleum Corp.	4,032	262,725
Occidental Petroleum Corp.	3,173	222,967
Parsley Energy, Inc. Class A (a)	4,650	93,605
Pioneer Natural Resources Co.	1,795	265,211
Valero Energy Corp.	1,699	135,750
		3,348,107

TOTAL ENERGY		3,433,433

FINANCIALS - 14.5%
Banks - 9.1%
Bank of America Corp.	50,941	1,446,724
Citigroup, Inc.	13,144	851,600
JPMorgan Chase & Co.	7,315	813,355
KeyCorp	10,438	191,433
PNC Financial Services Group, Inc.	800	108,624
SunTrust Banks, Inc.	4,219	264,489
SVB Financial Group (a)	373	95,044
U.S. Bancorp	8,416	458,335
Wells Fargo & Co.	18,621	1,010,748
		5,240,352
Capital Markets - 2.3%
Ameriprise Financial, Inc.	1,350	175,163
Bank of New York Mellon Corp.	4,343	222,839
Charles Schwab Corp.	5,400	241,920
Goldman Sachs Group, Inc.	63	12,013
Morgan Stanley	8,796	390,454
State Street Corp.	1,803	131,655
The Blackstone Group LP	3,745	126,319
		1,300,363
Consumer Finance - 0.3%
Capital One Financial Corp.	1,945	174,428
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	4,077	889,764
Insurance - 1.3%
Allstate Corp.	1,729	154,210
American International Group, Inc.	4,199	181,607
Chubb Ltd.	94	12,572
Lincoln National Corp.	2,405	151,443
Marsh & McLennan Companies, Inc.	398	35,303
MetLife, Inc.	244	10,890
Progressive Corp.	2,650	175,669
The Travelers Companies, Inc.	82	10,690
		732,384

TOTAL FINANCIALS		8,337,291

HEALTH CARE - 15.9%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	1,325	163,174
Biogen, Inc. (a)	317	105,789
Gilead Sciences, Inc.	2,268	163,160
Intercept Pharmaceuticals, Inc. (a)	300	33,273
Vertex Pharmaceuticals, Inc. (a)	1,070	193,445
		658,841
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	5,201	385,134
Becton, Dickinson & Co.	755	190,826
Boston Scientific Corp. (a)	22,277	839,175
Danaher Corp.	157	17,198
Medtronic PLC	6,847	667,788
Zimmer Biomet Holdings, Inc.	2,678	313,380
		2,413,501
Health Care Providers & Services - 4.4%
Anthem, Inc.	254	73,678
Cardinal Health, Inc.	596	32,679
Cigna Corp.	3,004	671,034
CVS Health Corp.	2,190	175,638
Humana, Inc.	715	235,571
McKesson Corp.	687	85,532
UnitedHealth Group, Inc.	4,034	1,135,006
Universal Health Services, Inc. Class B	658	90,797
		2,499,935
Pharmaceuticals - 6.2%
Allergan PLC	1,869	292,685
AstraZeneca PLC sponsored ADR	840	33,449
Bayer AG	915	67,143
Eli Lilly & Co.	2,278	270,262
GlaxoSmithKline PLC sponsored ADR	3,263	136,622
Johnson & Johnson	7,481	1,098,959
Merck & Co., Inc.	9,523	755,555
Novartis AG sponsored ADR	176	16,109
Pfizer, Inc.	12,776	590,634
Sanofi SA	598	54,215
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,583	34,098
Zoetis, Inc. Class A	2,477	232,516
		3,582,247

TOTAL HEALTH CARE		9,154,524

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.5%
General Dynamics Corp.	1,826	337,609
Northrop Grumman Corp.	3,815	991,442
United Technologies Corp.	5,375	654,890
		1,983,941
Air Freight & Logistics - 0.3%
FedEx Corp.	107	24,503
United Parcel Service, Inc. Class B	1,272	146,649
		171,152
Airlines - 0.7%
Delta Air Lines, Inc.	6,355	385,812
Building Products - 0.2%
Allegion PLC	1,375	125,936
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	2,600	170,742
Electrical Equipment - 0.4%
Eaton Corp. PLC	2,648	203,737
Industrial Conglomerates - 2.0%
General Electric Co.	22,275	167,063
Honeywell International, Inc.	6,877	1,009,200
		1,176,263
Machinery - 1.3%
Caterpillar, Inc.	1,699	230,503
Deere & Co.	923	142,954
Ingersoll-Rand PLC	1,137	117,702
Stanley Black & Decker, Inc.	2,173	284,337
		775,496
Road & Rail - 1.5%
Norfolk Southern Corp.	2,855	487,463
Union Pacific Corp.	2,590	398,290
		885,753
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	3,754	149,785

TOTAL INDUSTRIALS		6,028,617

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.7%
Cisco Systems, Inc.	8,866	424,415
IT Services - 3.4%
Alliance Data Systems Corp.	782	156,682
Automatic Data Processing, Inc.	1,854	273,317
First Data Corp. Class A (a)	4,961	94,656
IBM Corp.	83	10,314
MasterCard, Inc. Class A	249	50,066
PayPal Holdings, Inc. (a)	5,093	437,030
Visa, Inc. Class A	6,411	908,503
		1,930,568
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	3,551	326,408
Applied Materials, Inc.	721	26,879
Broadcom, Inc.	1,035	245,719
Micron Technology, Inc. (a)	200	7,712
NVIDIA Corp.	1,917	313,295
NXP Semiconductors NV	1,563	130,307
Qualcomm, Inc.	7,924	461,652
Texas Instruments, Inc.	4,329	432,251
		1,944,223
Software - 6.0%
Microsoft Corp.	24,934	2,764,924
Oracle Corp.	2,684	130,872
Salesforce.com, Inc. (a)	2,599	371,033
SAP SE sponsored ADR	449	46,552
VMware, Inc. Class A (a)	382	63,924
Workday, Inc. Class A (a)	545	89,380
		3,466,685
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	9,781	1,746,691

TOTAL INFORMATION TECHNOLOGY		9,512,582

MATERIALS - 2.0%
Chemicals - 1.0%
DowDuPont, Inc.	8,156	471,825
Eastman Chemical Co.	1,097	86,466
LyondellBasell Industries NV Class A	384	35,831
		594,122
Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	5,833	293,517
Crown Holdings, Inc. (a)	2,752	141,123
Packaging Corp. of America	1,057	103,396
		538,036

TOTAL MATERIALS		1,132,158

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	186	30,595
AvalonBay Communities, Inc.	835	159,126
Crown Castle International Corp.	2,012	231,179
Equinix, Inc.	72	27,740
Prologis, Inc.	3,206	215,892
Public Storage	49	10,450
Ventas, Inc.	1,928	122,409
		797,391
UTILITIES - 3.0%
Electric Utilities - 2.2%
Exelon Corp.	938	43,514
NextEra Energy, Inc.	5,327	967,969
Xcel Energy, Inc.	4,783	250,868
		1,262,351
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	7,155	274,967
Multi-Utilities - 0.3%
Sempra Energy	1,463	168,567

TOTAL UTILITIES		1,705,885

TOTAL COMMON STOCKS
(Cost $40,432,360)		54,932,586

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(b)(c)	151	2,960
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	156	9,869
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		12,829

Equity Funds - 2.4%
Large Blend Funds - 2.0%
Fidelity SAI U.S. Large Cap Index Fund (d)	79,265	1,177,884
Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF	1,947	212,418
TOTAL EQUITY FUNDS
(Cost $1,375,139)		1,390,302

Money Market Funds - 1.7%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.19% (e)	11	11
Invesco Government & Agency Portfolio Institutional Class 2.12% (e)	987,388	987,388
TOTAL MONEY MARKET FUNDS
(Cost $987,399)		987,399
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $42,809,938)		57,323,116
NET OTHER ASSETS (LIABILITIES) - 0.2%		128,726
NET ASSETS - 100%		$57,451,842

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,960 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$--	$2,283,800	$1,078,206	$17,781	$(18,506)	$(9,204)	$1,177,884
Total	$--	$2,283,800	$1,078,206	$17,781	$(18,506)	$(9,204)	$1,177,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,881,249	$6,509,859	$371,390	$--
Consumer Discretionary	4,848,472	4,845,512	--	2,960
Consumer Staples	3,103,944	3,103,944	--	--
Energy	3,433,433	3,433,433	--	--
Financials	8,337,291	8,337,291	--	--
Health Care	9,164,393	9,033,166	131,227	--
Industrials	6,028,617	6,028,617	--	--
Information Technology	9,512,582	9,512,582	--	--
Materials	1,132,158	1,132,158	--	--
Real Estate	797,391	797,391	--	--
Utilities	1,705,885	1,705,885	--	--
Equity Funds	1,390,302	1,390,302	--	--
Money Market Funds	987,399	987,399	--	--
Total Investments in Securities:	$57,323,116	$56,817,539	$502,617	$2,960

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $41,622,850)	$56,145,232
Affiliated issuers (cost $1,187,088)	1,177,884
Total Investment in Securities (cost $42,809,938)		$57,323,116
Receivable for investments sold		487,010
Receivable for fund shares sold		2,327
Dividends receivable		115,255
Interest receivable		2,120
Prepaid expenses		111
Other receivables		1,180
Total assets		57,931,119
Liabilities
Payable to custodian bank	$14,468
Payable for investments purchased	370,758
Payable for fund shares redeemed	10,595
Accrued management fee	28,352
Distribution and service plan fees payable	32
Other affiliated payables	6,281
Custody fees	35,796
Other payables and accrued expenses	12,995
Total liabilities		479,277
Net Assets		$57,451,842
Net Assets consist of:
Paid in capital		$41,608,652
Total distributable earnings (loss)		15,843,190
Net Assets		$57,451,842
Net Asset Value and Maximum Offering Price
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($57,141,892 ÷ 4,581,683 shares)		$12.47
Class L:
Net Asset Value, offering price and redemption price per share ($155,948 ÷ 12,503 shares)		$12.47
Class N:
Net Asset Value, offering price and redemption price per share ($154,002 ÷ 12,369 shares)		$12.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$511,993
Affiliated issuers		17,781
Interest		11,235
Total income		541,009
Expenses
Management fee	$169,449
Transfer agent fees	28,847
Distribution and service plan fees	195
Accounting fees and expenses	11,408
Custodian fees and expenses	44,309
Independent trustees' fees and expenses	353
Registration fees	39,631
Audit	19,019
Legal	4,992
Miscellaneous	1,509
Total expenses before reductions	319,712
Expense reductions	(55,302)
Total expenses after reductions		264,410
Net investment income (loss)		276,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,369,739
Affiliated issuers	(18,506)
Foreign currency transactions	(372)
Futures contracts	20,872
Written options	2,561
Total net realized gain (loss)		1,374,294
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(328,336)
Affiliated issuers	(9,204)
Assets and liabilities in foreign currencies	(1,458)
Futures contracts	21,319
Written options	(2,382)
Total change in net unrealized appreciation (depreciation)		(320,061)
Net gain (loss)		1,054,233
Net increase (decrease) in net assets resulting from operations		$1,330,832

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$276,599	$512,495
Net realized gain (loss)	1,374,294	6,960,479
Change in net unrealized appreciation (depreciation)	(320,061)	325,597
Net increase (decrease) in net assets resulting from operations	1,330,832	7,798,571
Distributions to shareholders	(4,482,675)	–
Distributions to shareholders from net investment income	–	(514,306)
Distributions to shareholders from net realized gain	–	(5,077,003)
Total distributions	(4,482,675)	(5,591,309)
Share transactions - net increase (decrease)	4,227,962	(8,439,503)
Total increase (decrease) in net assets	1,076,119	(6,232,241)
Net Assets
Beginning of period	56,375,723	62,607,964
End of period	$57,451,842	$56,375,723
Other Information
Undistributed net investment income end of period		$207,795

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.89	$12.11	$13.07	$14.28	$13.02
Income from Investment Operations
Net investment income (loss)A	.06	.11	.11	.10	.10	.11
Net realized and unrealized gain (loss)	.25	1.48	1.82	(.04)	1.28	2.27
Total from investment operations	.31	1.59	1.93	.06	1.38	2.38
Distributions from net investment income	(.05)	(.12)	(.10)	(.11)	(.12)	(.11)
Distributions from net realized gain	(1.00)	(1.15)	(1.05)	(.91)	(2.47)	(1.02)
Total distributions	(1.05)	(1.27)	(1.15)	(1.02)	(2.59)	(1.12)B
Net asset value, end of period	$12.47	$13.21	$12.89	$12.11	$13.07	$14.28
Total ReturnC,D	2.36%	12.94%	17.03%	.61%	10.70%	19.49%
Ratios to Average Net AssetsE
Expenses before reductions	1.09%F	1.05%	1.10%	1.20%	1.14%	1.21%
Expenses net of fee waivers, if any	.90%F	.90%	.90%	.97%	.97%	.97%
Expenses net of all reductions	.90%F	.90%	.90%	.97%	.97%	.97%
Net investment income (loss)	.94%F	.84%	.87%	.84%	.78%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$57,142	$56,073	$58,221	$52,330	$60,606	$60,938
Portfolio turnover rateG	122%F	162%	151%	143%	151%	134%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.89	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.06	.11	.11	.10	.10	.07
Net realized and unrealized gain (loss)	.25	1.48	1.82	(.04)	1.27	1.19
Total from investment operations	.31	1.59	1.93	.06	1.37	1.26
Distributions from net investment income	(.05)	(.12)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(1.00)	(1.15)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(1.05)	(1.27)	(1.15)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$12.47	$13.21	$12.89	$12.11	$13.07	$14.29
Total ReturnC,D	2.36%	12.94%	17.03%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.09%F	1.05%	1.10%	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.90%	.90%	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.90%	.90%	.97%	.97%	.97%F
Net investment income (loss)	.94%F	.84%	.87%	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$156	$152	$135	$122	$121	$109
Portfolio turnover rateG	122%F	162%	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.19	$12.87	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.08	.08	.07	.07	.05
Net realized and unrealized gain (loss)	.26	1.48	1.81	(.04)	1.28	1.18
Total from investment operations	.30	1.56	1.89	.03	1.35	1.23
Distributions from net investment income	(.04)	(.09)	(.07)	(.08)	(.09)	(.06)
Distributions from net realized gain	(1.00)	(1.15)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(1.04)	(1.24)	(1.12)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$12.45	$13.19	$12.87	$12.10	$13.06	$14.27
Total ReturnD,E	2.25%	12.68%	16.66%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.34%G	1.30%	1.35%	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.15%	1.15%	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.15%	1.15%	1.22%	1.22%	1.22%G
Net investment income (loss)	.69%G	.59%	.62%	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$154	$151	$134	$121	$121	$109
Portfolio turnover rateH	122%G	162%	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Effective after the close of business on December 4, 2018, the Fund was closed to new accounts.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,180 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,769,921
Gross unrealized depreciation	(1,633,658)
Net unrealized appreciation (depreciation)	$14,136,263
Tax cost	$43,186,853

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$20,872	$21,319
Written Options	2,561	(2,382)
Totals	$23,433	$18,937

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $36,376,088 and $34,802,234, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .58% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Oppenheimer Funds, Inc., Boston Partners Global Investors, Inc. and T. Rowe Price Associates, Inc. were retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers were not allocated any portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$195	$195

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$28,698.10
Class L	75.09
Class N	74.09
	$28,847

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.90%	$54,872
Class L	.90%	146
Class N	1.15%	144

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $125 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $15.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2018	Year ended May 31, 2018
Distributions to shareholders
Core Multi-Manager	$4,458,760	$–
Class L	12,096	–
Class N	11,819	–
Total	$4,482,675	$–
From net investment income
Core Multi-Manager	$–	$498,296
Class F	–	13,825
Class L	–	1,268
Class N	–	917
Total	$–	$514,306
From net realized gain
Core Multi-Manager	$–	$4,896,864
Class F	–	155,534
Class L	–	12,352
Class N	–	12,253
Total	$–	$5,077,003

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2018	Year ended May 31, 2018	Six months ended November 30, 2018	Year ended May 31, 2018
Core Multi-Manager
Shares sold	46,070	72,553	$600,732	$945,428
Reinvestment of distributions	358,421	423,610	4,458,760	5,395,160
Shares redeemed	(68,157)	(768,835)	(855,445)	(10,442,050)
Net increase (decrease)	336,334	(272,672)	$4,204,047	$(4,101,462)
Class F
Shares sold	–	93,295	$–	$1,215,317
Reinvestment of distributions	–	13,570	–	169,359
Shares redeemed	–	(424,887)	–	(5,749,507)
Net increase (decrease)	–	(318,022)	$–	$(4,364,831)
Class L
Reinvestment of distributions	972	1,068	12,096	13,620
Net increase (decrease)	972	1,068	$12,096	$13,620
Class N
Reinvestment of distributions	951	1,033	11,819	13,170
Net increase (decrease)	951	1,033	$11,819	$13,170

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Core Multi-Manager	.90%
Actual		$1,000.00	$1,023.60	$4.57
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class L	.90%
Actual		$1,000.00	$1,023.60	$4.57
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,022.50	$5.83
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with AllianceBernstein L.P. (AB), Aristotle Capital Management LLC, Boston Partners Global Investors, Inc., Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company, OppenheimerFunds, Inc., and T. Rowe Price Associates, Inc. (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund. The Board also approved amendments to the sub-advisory agreement with AB to implement a new fee schedule, effective September 1, 2018, which is expected to decrease the fund's total management fee. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with AB. In addition, the Board also approved a non-material amendment to the sub-advisory agreement with ClariVest. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with ClariVest. The Board also noted that the amended sub-advisory agreements with AB and ClariVest would not result in changes to the nature, extent, and quality of the services provided to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2017. The Board also noted that the retail class had out-performed 55%, 61%, and 50% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

The Board noted that it had approved the liquidation of fund, which was expected to occur in December 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2019 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each class were above the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017. The Board considered that, in general, various factors can affect total expenses. The total expenses for the retail class and Class L ranked above the institutional load peer group; however, Fidelity believes the no-load universe to be a reasonable alternative classification for the retail class and Class L due to the fact that these do not have investment minimums, sales loads, or 12b-1 fees. The Board noted that, when compared to the no-load universe, the retail class and Class L rank below their respective no-load peer group medians. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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www.fidelity.com

MMC-SANN-0119
1.931545.107

Strategic Advisers® Core Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Microsoft Corp.	4.8
Alphabet, Inc. Class C	3.3
Apple, Inc.	3.0
Bank of America Corp.	2.5
Amazon.com, Inc.	2.3
Fidelity SAI U.S. Large Cap Index Fund	2.0
UnitedHealth Group, Inc.	2.0
Johnson & Johnson	1.9
Home Depot, Inc.	1.8
Wells Fargo & Co.	1.7
25.3

Top Five Market Sectors as of November 30, 2018

(stocks only)	% of fund's net assets
Information Technology	16.5
Health Care	16.0
Financials	14.5
Communication Services	12.0
Industrials	10.5

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	95.6%
Preferred Stocks	0.1%
Large Blend Funds	2.0%
Sector Funds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	15,235	$475,941
Verizon Communications, Inc.	7,802	470,461
		946,402
Entertainment - 2.9%
Electronic Arts, Inc. (a)	2,795	234,976
Netflix, Inc. (a)	685	195,999
Take-Two Interactive Software, Inc. (a)	1,554	170,427
The Walt Disney Co.	5,752	664,298
Vivendi SA	14,890	371,390
		1,637,090
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	196	217,491
Class C (a)	1,739	1,903,214
Facebook, Inc. Class A (a)	2,674	375,991
		2,496,696
Media - 2.8%
Charter Communications, Inc. Class A (a)	1,186	390,431
Comcast Corp. Class A	24,439	953,365
Liberty Media Corp. Liberty SiriusXM Series A (a)	2,643	105,165
The New York Times Co. Class A	5,240	140,589
		1,589,550
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	3,090	211,511

TOTAL COMMUNICATION SERVICES		6,881,249

CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
BorgWarner, Inc.	3,528	139,638
Automobiles - 0.0%
General Motors Co.	45	1,708
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	1,082	203,968
Royal Caribbean Cruises Ltd.	1,410	159,429
Starbucks Corp.	2,831	188,884
Yum! Brands, Inc.	1,637	150,964
		703,245
Household Durables - 0.2%
Lennar Corp. Class A	2,916	124,601
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	787	1,330,164
The Booking Holdings, Inc. (a)	110	208,107
		1,538,271
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,283	198,096
Target Corp.	232	16,463
		214,559
Specialty Retail - 3.2%
AutoZone, Inc. (a)	130	105,179
Best Buy Co., Inc.	1,303	84,161
Home Depot, Inc.	5,848	1,054,511
Lowe's Companies, Inc.	1,145	108,054
O'Reilly Automotive, Inc. (a)	762	264,246
Ross Stores, Inc.	2,441	213,832
TJX Companies, Inc.	464	22,666
		1,852,649
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,049	153,921
PVH Corp.	1,058	116,920
		270,841

TOTAL CONSUMER DISCRETIONARY		4,845,512

CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	976	191,062
Molson Coors Brewing Co. Class B	1,874	123,253
PepsiCo, Inc.	1,054	128,525
The Coca-Cola Co.	10,278	518,011
		960,851
Food & Staples Retailing - 0.9%
Walmart, Inc.	5,506	537,661
Food Products - 0.8%
Mondelez International, Inc.	7,114	319,988
The Kraft Heinz Co.	2,923	149,424
		469,412
Household Products - 0.3%
Procter & Gamble Co.	1,831	173,048
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,368	195,159
Tobacco - 1.3%
Altria Group, Inc.	5,876	322,181
British American Tobacco PLC sponsored ADR	2,556	89,128
Philip Morris International, Inc.	4,120	356,504
		767,813

TOTAL CONSUMER STAPLES		3,103,944

ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,289	29,415
Schlumberger Ltd.	825	37,208
TechnipFMC PLC	810	18,703
		85,326
Oil, Gas & Consumable Fuels - 5.8%
BP PLC sponsored ADR	3,450	139,208
Cenovus Energy, Inc. (Canada)	8,600	63,562
Chevron Corp.	7,490	890,861
Concho Resources, Inc. (a)	1,201	156,538
Denbury Resources, Inc. (a)	24,463	55,286
Diamondback Energy, Inc.	1,650	182,127
EOG Resources, Inc.	3,963	409,418
Equinor ASA sponsored ADR	3,400	79,492
Exxon Mobil Corp.	4,281	340,340
Imperial Oil Ltd.	1,713	51,017
Marathon Petroleum Corp.	4,032	262,725
Occidental Petroleum Corp.	3,173	222,967
Parsley Energy, Inc. Class A (a)	4,650	93,605
Pioneer Natural Resources Co.	1,795	265,211
Valero Energy Corp.	1,699	135,750
		3,348,107

TOTAL ENERGY		3,433,433

FINANCIALS - 14.5%
Banks - 9.1%
Bank of America Corp.	50,941	1,446,724
Citigroup, Inc.	13,144	851,600
JPMorgan Chase & Co.	7,315	813,355
KeyCorp	10,438	191,433
PNC Financial Services Group, Inc.	800	108,624
SunTrust Banks, Inc.	4,219	264,489
SVB Financial Group (a)	373	95,044
U.S. Bancorp	8,416	458,335
Wells Fargo & Co.	18,621	1,010,748
		5,240,352
Capital Markets - 2.3%
Ameriprise Financial, Inc.	1,350	175,163
Bank of New York Mellon Corp.	4,343	222,839
Charles Schwab Corp.	5,400	241,920
Goldman Sachs Group, Inc.	63	12,013
Morgan Stanley	8,796	390,454
State Street Corp.	1,803	131,655
The Blackstone Group LP	3,745	126,319
		1,300,363
Consumer Finance - 0.3%
Capital One Financial Corp.	1,945	174,428
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	4,077	889,764
Insurance - 1.3%
Allstate Corp.	1,729	154,210
American International Group, Inc.	4,199	181,607
Chubb Ltd.	94	12,572
Lincoln National Corp.	2,405	151,443
Marsh & McLennan Companies, Inc.	398	35,303
MetLife, Inc.	244	10,890
Progressive Corp.	2,650	175,669
The Travelers Companies, Inc.	82	10,690
		732,384

TOTAL FINANCIALS		8,337,291

HEALTH CARE - 15.9%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	1,325	163,174
Biogen, Inc. (a)	317	105,789
Gilead Sciences, Inc.	2,268	163,160
Intercept Pharmaceuticals, Inc. (a)	300	33,273
Vertex Pharmaceuticals, Inc. (a)	1,070	193,445
		658,841
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	5,201	385,134
Becton, Dickinson & Co.	755	190,826
Boston Scientific Corp. (a)	22,277	839,175
Danaher Corp.	157	17,198
Medtronic PLC	6,847	667,788
Zimmer Biomet Holdings, Inc.	2,678	313,380
		2,413,501
Health Care Providers & Services - 4.4%
Anthem, Inc.	254	73,678
Cardinal Health, Inc.	596	32,679
Cigna Corp.	3,004	671,034
CVS Health Corp.	2,190	175,638
Humana, Inc.	715	235,571
McKesson Corp.	687	85,532
UnitedHealth Group, Inc.	4,034	1,135,006
Universal Health Services, Inc. Class B	658	90,797
		2,499,935
Pharmaceuticals - 6.2%
Allergan PLC	1,869	292,685
AstraZeneca PLC sponsored ADR	840	33,449
Bayer AG	915	67,143
Eli Lilly & Co.	2,278	270,262
GlaxoSmithKline PLC sponsored ADR	3,263	136,622
Johnson & Johnson	7,481	1,098,959
Merck & Co., Inc.	9,523	755,555
Novartis AG sponsored ADR	176	16,109
Pfizer, Inc.	12,776	590,634
Sanofi SA	598	54,215
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,583	34,098
Zoetis, Inc. Class A	2,477	232,516
		3,582,247

TOTAL HEALTH CARE		9,154,524

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.5%
General Dynamics Corp.	1,826	337,609
Northrop Grumman Corp.	3,815	991,442
United Technologies Corp.	5,375	654,890
		1,983,941
Air Freight & Logistics - 0.3%
FedEx Corp.	107	24,503
United Parcel Service, Inc. Class B	1,272	146,649
		171,152
Airlines - 0.7%
Delta Air Lines, Inc.	6,355	385,812
Building Products - 0.2%
Allegion PLC	1,375	125,936
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	2,600	170,742
Electrical Equipment - 0.4%
Eaton Corp. PLC	2,648	203,737
Industrial Conglomerates - 2.0%
General Electric Co.	22,275	167,063
Honeywell International, Inc.	6,877	1,009,200
		1,176,263
Machinery - 1.3%
Caterpillar, Inc.	1,699	230,503
Deere & Co.	923	142,954
Ingersoll-Rand PLC	1,137	117,702
Stanley Black & Decker, Inc.	2,173	284,337
		775,496
Road & Rail - 1.5%
Norfolk Southern Corp.	2,855	487,463
Union Pacific Corp.	2,590	398,290
		885,753
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	3,754	149,785

TOTAL INDUSTRIALS		6,028,617

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.7%
Cisco Systems, Inc.	8,866	424,415
IT Services - 3.4%
Alliance Data Systems Corp.	782	156,682
Automatic Data Processing, Inc.	1,854	273,317
First Data Corp. Class A (a)	4,961	94,656
IBM Corp.	83	10,314
MasterCard, Inc. Class A	249	50,066
PayPal Holdings, Inc. (a)	5,093	437,030
Visa, Inc. Class A	6,411	908,503
		1,930,568
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	3,551	326,408
Applied Materials, Inc.	721	26,879
Broadcom, Inc.	1,035	245,719
Micron Technology, Inc. (a)	200	7,712
NVIDIA Corp.	1,917	313,295
NXP Semiconductors NV	1,563	130,307
Qualcomm, Inc.	7,924	461,652
Texas Instruments, Inc.	4,329	432,251
		1,944,223
Software - 6.0%
Microsoft Corp.	24,934	2,764,924
Oracle Corp.	2,684	130,872
Salesforce.com, Inc. (a)	2,599	371,033
SAP SE sponsored ADR	449	46,552
VMware, Inc. Class A (a)	382	63,924
Workday, Inc. Class A (a)	545	89,380
		3,466,685
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	9,781	1,746,691

TOTAL INFORMATION TECHNOLOGY		9,512,582

MATERIALS - 2.0%
Chemicals - 1.0%
DowDuPont, Inc.	8,156	471,825
Eastman Chemical Co.	1,097	86,466
LyondellBasell Industries NV Class A	384	35,831
		594,122
Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	5,833	293,517
Crown Holdings, Inc. (a)	2,752	141,123
Packaging Corp. of America	1,057	103,396
		538,036

TOTAL MATERIALS		1,132,158

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	186	30,595
AvalonBay Communities, Inc.	835	159,126
Crown Castle International Corp.	2,012	231,179
Equinix, Inc.	72	27,740
Prologis, Inc.	3,206	215,892
Public Storage	49	10,450
Ventas, Inc.	1,928	122,409
		797,391
UTILITIES - 3.0%
Electric Utilities - 2.2%
Exelon Corp.	938	43,514
NextEra Energy, Inc.	5,327	967,969
Xcel Energy, Inc.	4,783	250,868
		1,262,351
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	7,155	274,967
Multi-Utilities - 0.3%
Sempra Energy	1,463	168,567

TOTAL UTILITIES		1,705,885

TOTAL COMMON STOCKS
(Cost $40,432,360)		54,932,586

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(b)(c)	151	2,960
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	156	9,869
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		12,829

Equity Funds - 2.4%
Large Blend Funds - 2.0%
Fidelity SAI U.S. Large Cap Index Fund (d)	79,265	1,177,884
Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF	1,947	212,418
TOTAL EQUITY FUNDS
(Cost $1,375,139)		1,390,302

Money Market Funds - 1.7%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.19% (e)	11	11
Invesco Government & Agency Portfolio Institutional Class 2.12% (e)	987,388	987,388
TOTAL MONEY MARKET FUNDS
(Cost $987,399)		987,399
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $42,809,938)		57,323,116
NET OTHER ASSETS (LIABILITIES) - 0.2%		128,726
NET ASSETS - 100%		$57,451,842

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,960 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$--	$2,283,800	$1,078,206	$17,781	$(18,506)	$(9,204)	$1,177,884
Total	$--	$2,283,800	$1,078,206	$17,781	$(18,506)	$(9,204)	$1,177,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,881,249	$6,509,859	$371,390	$--
Consumer Discretionary	4,848,472	4,845,512	--	2,960
Consumer Staples	3,103,944	3,103,944	--	--
Energy	3,433,433	3,433,433	--	--
Financials	8,337,291	8,337,291	--	--
Health Care	9,164,393	9,033,166	131,227	--
Industrials	6,028,617	6,028,617	--	--
Information Technology	9,512,582	9,512,582	--	--
Materials	1,132,158	1,132,158	--	--
Real Estate	797,391	797,391	--	--
Utilities	1,705,885	1,705,885	--	--
Equity Funds	1,390,302	1,390,302	--	--
Money Market Funds	987,399	987,399	--	--
Total Investments in Securities:	$57,323,116	$56,817,539	$502,617	$2,960

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $41,622,850)	$56,145,232
Affiliated issuers (cost $1,187,088)	1,177,884
Total Investment in Securities (cost $42,809,938)		$57,323,116
Receivable for investments sold		487,010
Receivable for fund shares sold		2,327
Dividends receivable		115,255
Interest receivable		2,120
Prepaid expenses		111
Other receivables		1,180
Total assets		57,931,119
Liabilities
Payable to custodian bank	$14,468
Payable for investments purchased	370,758
Payable for fund shares redeemed	10,595
Accrued management fee	28,352
Distribution and service plan fees payable	32
Other affiliated payables	6,281
Custody fees	35,796
Other payables and accrued expenses	12,995
Total liabilities		479,277
Net Assets		$57,451,842
Net Assets consist of:
Paid in capital		$41,608,652
Total distributable earnings (loss)		15,843,190
Net Assets		$57,451,842
Net Asset Value and Maximum Offering Price
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($57,141,892 ÷ 4,581,683 shares)		$12.47
Class L:
Net Asset Value, offering price and redemption price per share ($155,948 ÷ 12,503 shares)		$12.47
Class N:
Net Asset Value, offering price and redemption price per share ($154,002 ÷ 12,369 shares)		$12.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$511,993
Affiliated issuers		17,781
Interest		11,235
Total income		541,009
Expenses
Management fee	$169,449
Transfer agent fees	28,847
Distribution and service plan fees	195
Accounting fees and expenses	11,408
Custodian fees and expenses	44,309
Independent trustees' fees and expenses	353
Registration fees	39,631
Audit	19,019
Legal	4,992
Miscellaneous	1,509
Total expenses before reductions	319,712
Expense reductions	(55,302)
Total expenses after reductions		264,410
Net investment income (loss)		276,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,369,739
Affiliated issuers	(18,506)
Foreign currency transactions	(372)
Futures contracts	20,872
Written options	2,561
Total net realized gain (loss)		1,374,294
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(328,336)
Affiliated issuers	(9,204)
Assets and liabilities in foreign currencies	(1,458)
Futures contracts	21,319
Written options	(2,382)
Total change in net unrealized appreciation (depreciation)		(320,061)
Net gain (loss)		1,054,233
Net increase (decrease) in net assets resulting from operations		$1,330,832

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$276,599	$512,495
Net realized gain (loss)	1,374,294	6,960,479
Change in net unrealized appreciation (depreciation)	(320,061)	325,597
Net increase (decrease) in net assets resulting from operations	1,330,832	7,798,571
Distributions to shareholders	(4,482,675)	–
Distributions to shareholders from net investment income	–	(514,306)
Distributions to shareholders from net realized gain	–	(5,077,003)
Total distributions	(4,482,675)	(5,591,309)
Share transactions - net increase (decrease)	4,227,962	(8,439,503)
Total increase (decrease) in net assets	1,076,119	(6,232,241)
Net Assets
Beginning of period	56,375,723	62,607,964
End of period	$57,451,842	$56,375,723
Other Information
Undistributed net investment income end of period		$207,795

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.89	$12.11	$13.07	$14.28	$13.02
Income from Investment Operations
Net investment income (loss)A	.06	.11	.11	.10	.10	.11
Net realized and unrealized gain (loss)	.25	1.48	1.82	(.04)	1.28	2.27
Total from investment operations	.31	1.59	1.93	.06	1.38	2.38
Distributions from net investment income	(.05)	(.12)	(.10)	(.11)	(.12)	(.11)
Distributions from net realized gain	(1.00)	(1.15)	(1.05)	(.91)	(2.47)	(1.02)
Total distributions	(1.05)	(1.27)	(1.15)	(1.02)	(2.59)	(1.12)B
Net asset value, end of period	$12.47	$13.21	$12.89	$12.11	$13.07	$14.28
Total ReturnC,D	2.36%	12.94%	17.03%	.61%	10.70%	19.49%
Ratios to Average Net AssetsE
Expenses before reductions	1.09%F	1.05%	1.10%	1.20%	1.14%	1.21%
Expenses net of fee waivers, if any	.90%F	.90%	.90%	.97%	.97%	.97%
Expenses net of all reductions	.90%F	.90%	.90%	.97%	.97%	.97%
Net investment income (loss)	.94%F	.84%	.87%	.84%	.78%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$57,142	$56,073	$58,221	$52,330	$60,606	$60,938
Portfolio turnover rateG	122%F	162%	151%	143%	151%	134%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.89	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.06	.11	.11	.10	.10	.07
Net realized and unrealized gain (loss)	.25	1.48	1.82	(.04)	1.27	1.19
Total from investment operations	.31	1.59	1.93	.06	1.37	1.26
Distributions from net investment income	(.05)	(.12)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(1.00)	(1.15)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(1.05)	(1.27)	(1.15)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$12.47	$13.21	$12.89	$12.11	$13.07	$14.29
Total ReturnC,D	2.36%	12.94%	17.03%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.09%F	1.05%	1.10%	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.90%	.90%	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.90%	.90%	.97%	.97%	.97%F
Net investment income (loss)	.94%F	.84%	.87%	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$156	$152	$135	$122	$121	$109
Portfolio turnover rateG	122%F	162%	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.19	$12.87	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.08	.08	.07	.07	.05
Net realized and unrealized gain (loss)	.26	1.48	1.81	(.04)	1.28	1.18
Total from investment operations	.30	1.56	1.89	.03	1.35	1.23
Distributions from net investment income	(.04)	(.09)	(.07)	(.08)	(.09)	(.06)
Distributions from net realized gain	(1.00)	(1.15)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(1.04)	(1.24)	(1.12)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$12.45	$13.19	$12.87	$12.10	$13.06	$14.27
Total ReturnD,E	2.25%	12.68%	16.66%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.34%G	1.30%	1.35%	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.15%	1.15%	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.15%	1.15%	1.22%	1.22%	1.22%G
Net investment income (loss)	.69%G	.59%	.62%	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$154	$151	$134	$121	$121	$109
Portfolio turnover rateH	122%G	162%	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Effective after the close of business on December 4, 2018, the Fund was closed to new accounts.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,180 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,769,921
Gross unrealized depreciation	(1,633,658)
Net unrealized appreciation (depreciation)	$14,136,263
Tax cost	$43,186,853

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$20,872	$21,319
Written Options	2,561	(2,382)
Totals	$23,433	$18,937

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $36,376,088 and $34,802,234, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .58% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Oppenheimer Funds, Inc., Boston Partners Global Investors, Inc. and T. Rowe Price Associates, Inc. were retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers were not allocated any portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$195	$195

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$28,698.10
Class L	75.09
Class N	74.09
	$28,847

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.90%	$54,872
Class L	.90%	146
Class N	1.15%	144

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $125 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $15.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2018	Year ended May 31, 2018
Distributions to shareholders
Core Multi-Manager	$4,458,760	$–
Class L	12,096	–
Class N	11,819	–
Total	$4,482,675	$–
From net investment income
Core Multi-Manager	$–	$498,296
Class F	–	13,825
Class L	–	1,268
Class N	–	917
Total	$–	$514,306
From net realized gain
Core Multi-Manager	$–	$4,896,864
Class F	–	155,534
Class L	–	12,352
Class N	–	12,253
Total	$–	$5,077,003

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2018	Year ended May 31, 2018	Six months ended November 30, 2018	Year ended May 31, 2018
Core Multi-Manager
Shares sold	46,070	72,553	$600,732	$945,428
Reinvestment of distributions	358,421	423,610	4,458,760	5,395,160
Shares redeemed	(68,157)	(768,835)	(855,445)	(10,442,050)
Net increase (decrease)	336,334	(272,672)	$4,204,047	$(4,101,462)
Class F
Shares sold	–	93,295	$–	$1,215,317
Reinvestment of distributions	–	13,570	–	169,359
Shares redeemed	–	(424,887)	–	(5,749,507)
Net increase (decrease)	–	(318,022)	$–	$(4,364,831)
Class L
Reinvestment of distributions	972	1,068	12,096	13,620
Net increase (decrease)	972	1,068	$12,096	$13,620
Class N
Reinvestment of distributions	951	1,033	11,819	13,170
Net increase (decrease)	951	1,033	$11,819	$13,170

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Core Multi-Manager	.90%
Actual		$1,000.00	$1,023.60	$4.57
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class L	.90%
Actual		$1,000.00	$1,023.60	$4.57
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,022.50	$5.83
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with AllianceBernstein L.P. (AB), Aristotle Capital Management LLC, Boston Partners Global Investors, Inc., Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company, OppenheimerFunds, Inc., and T. Rowe Price Associates, Inc. (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund. The Board also approved amendments to the sub-advisory agreement with AB to implement a new fee schedule, effective September 1, 2018, which is expected to decrease the fund's total management fee. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with AB. In addition, the Board also approved a non-material amendment to the sub-advisory agreement with ClariVest. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with ClariVest. The Board also noted that the amended sub-advisory agreements with AB and ClariVest would not result in changes to the nature, extent, and quality of the services provided to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2017. The Board also noted that the retail class had out-performed 55%, 61%, and 50% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

The Board noted that it had approved the liquidation of fund, which was expected to occur in December 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2019 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each class were above the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017. The Board considered that, in general, various factors can affect total expenses. The total expenses for the retail class and Class L ranked above the institutional load peer group; however, Fidelity believes the no-load universe to be a reasonable alternative classification for the retail class and Class L due to the fact that these do not have investment minimums, sales loads, or 12b-1 fees. The Board noted that, when compared to the no-load universe, the retail class and Class L rank below their respective no-load peer group medians. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

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www.fidelity.com

MMC-L-MMC-N-SANN-0119
1.9585622.105

Strategic Advisers® Growth Multi-Manager Fund Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)

% of fund's net assets
Microsoft Corp.	5.7
Fidelity Blue Chip Growth Fund	5.4
Amazon.com, Inc.	5.3
Fidelity SAI U.S. Quality Index Fund	5.1
Apple, Inc.	3.8
Fidelity Large Cap Growth Index Fund	3.2
Visa, Inc. Class A	2.9
Alphabet, Inc. Class C	2.5
Alphabet, Inc. Class A	2.4
Facebook, Inc. Class A	2.3
38.6

Top Five Market Sectors as of November 30, 2018

(stocks only)

% of fund's net assets
Information Technology	26.7
Financials	17.0
Consumer Discretionary	14.3
Health Care	13.0
Communication Services	8.6

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	84.6%
Large Growth Funds	13.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.6%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Entertainment - 0.9%
Activision Blizzard, Inc.	2,020	$100,758
Electronic Arts, Inc. (a)	2,852	239,768
Netflix, Inc. (a)	184	52,648
Take-Two Interactive Software, Inc. (a)	934	102,432
The Walt Disney Co.	1,450	167,461
		663,067
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (a)	1,614	1,790,975
Class C (a)	1,741	1,905,403
Facebook, Inc. Class A (a)	12,324	1,732,878
Twitter, Inc. (a)	4,590	144,356
		5,573,612
Media - 0.3%
Comcast Corp. Class A	6,860	267,609

TOTAL COMMUNICATION SERVICES		6,504,288

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.3%
Lear Corp.	1,564	213,095
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (a)	271	128,240
Domino's Pizza, Inc.	1,635	453,418
Marriott International, Inc. Class A	2,674	307,590
Starbucks Corp.	11,607	774,419
Wyndham Destinations, Inc.	2,041	84,640
Wyndham Hotels & Resorts, Inc.	2,041	102,315
Yum China Holdings, Inc.	5,681	203,550
Yum! Brands, Inc.	3,417	315,116
		2,369,288
Household Durables - 0.1%
Toll Brothers, Inc.	2,034	67,061
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,781	929,932
Amazon.com, Inc. (a)	2,367	4,000,632
The Booking Holdings, Inc. (a)	228	431,349
		5,361,913
Leisure Products - 0.1%
Brunswick Corp.	1,639	86,933
Multiline Retail - 0.6%
Kohl's Corp.	3,740	251,216
Target Corp.	2,725	193,366
		444,582
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	520	92,409
Best Buy Co., Inc.	489	31,585
Burlington Stores, Inc. (a)	1,522	252,287
Home Depot, Inc.	4,045	729,394
Michaels Companies, Inc. (a)	607	10,301
Ross Stores, Inc.	2,324	203,582
TJX Companies, Inc.	5,798	283,232
Urban Outfitters, Inc. (a)	3,472	132,248
		1,735,038
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	877	116,246
Michael Kors Holdings Ltd. (a)	2,170	94,938
PVH Corp.	2,085	230,413
VF Corp.	1,685	136,974
		578,571

TOTAL CONSUMER DISCRETIONARY		10,856,481

CONSUMER STAPLES - 6.9%
Beverages - 2.4%
Monster Beverage Corp. (a)	10,453	623,835
PepsiCo, Inc.	3,161	385,452
The Coca-Cola Co.	15,695	791,028
		1,800,315
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	843	194,969
Walgreens Boots Alliance, Inc.	4,013	339,781
Walmart, Inc.	2,525	246,566
		781,316
Food Products - 1.5%
Archer Daniels Midland Co.	3,570	164,291
Danone SA sponsored ADR	31,574	471,558
General Mills, Inc.	4,200	177,702
Tyson Foods, Inc. Class A	6,003	353,877
		1,167,428
Household Products - 1.4%
Colgate-Palmolive Co.	5,111	324,651
Kimberly-Clark Corp.	2,396	276,427
Procter & Gamble Co.	5,162	487,861
		1,088,939
Tobacco - 0.6%
Altria Group, Inc.	2,444	134,005
Philip Morris International, Inc.	3,215	278,194
		412,199

TOTAL CONSUMER STAPLES		5,250,197

ENERGY - 1.3%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	7,148	322,375
Oil, Gas & Consumable Fuels - 0.9%
Marathon Petroleum Corp.	2,536	165,246
Occidental Petroleum Corp.	3,000	210,810
Phillips 66 Co.	1,565	146,359
Valero Energy Corp.	1,610	128,639
		651,054

TOTAL ENERGY		973,429

FINANCIALS - 3.3%
Banks - 0.2%
Bank of America Corp.	5,711	162,192
Capital Markets - 1.5%
E*TRADE Financial Corp.	2,470	129,156
FactSet Research Systems, Inc.	1,406	329,693
Goldman Sachs Group, Inc.	1,335	254,571
SEI Investments Co.	7,273	390,560
		1,103,980
Consumer Finance - 1.0%
American Express Co.	1,900	213,313
Capital One Financial Corp.	1,590	142,591
Discover Financial Services	3,530	251,689
Synchrony Financial	4,871	126,549
		734,142
Insurance - 0.6%
MetLife, Inc.	4,168	186,018
Progressive Corp.	4,665	309,243
		495,261

TOTAL FINANCIALS		2,495,575

HEALTH CARE - 13.0%
Biotechnology - 3.9%
AbbVie, Inc.	3,832	361,243
Amgen, Inc.	4,474	931,711
Biogen, Inc. (a)	1,634	545,298
Celgene Corp. (a)	4,477	323,329
Incyte Corp. (a)	341	21,909
Regeneron Pharmaceuticals, Inc. (a)	1,471	537,871
Vertex Pharmaceuticals, Inc. (a)	1,411	255,095
		2,976,456
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	736	244,852
Align Technology, Inc. (a)	904	207,821
DexCom, Inc. (a)	308	39,914
Edwards Lifesciences Corp. (a)	281	45,525
Intuitive Surgical, Inc. (a)	295	156,607
The Cooper Companies, Inc.	1,085	302,531
Varian Medical Systems, Inc. (a)	2,515	310,326
		1,307,576
Health Care Providers & Services - 3.2%
Centene Corp. (a)	1,573	223,759
CVS Health Corp.	2,814	225,683
HCA Holdings, Inc.	2,411	347,160
Humana, Inc.	493	162,429
McKesson Corp.	630	78,435
UnitedHealth Group, Inc.	4,143	1,165,674
Wellcare Health Plans, Inc. (a)	896	228,372
		2,431,512
Health Care Technology - 0.5%
Cerner Corp. (a)	5,917	342,653
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	396	133,650
Thermo Fisher Scientific, Inc.	1,425	355,609
		489,259
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	5,917	316,323
Eli Lilly & Co.	2,091	248,076
Johnson & Johnson	2,000	293,800
Merck & Co., Inc.	8,006	635,196
Novartis AG sponsored ADR	3,419	312,941
Novo Nordisk A/S Series B sponsored ADR	10,056	468,811
		2,275,147

TOTAL HEALTH CARE		9,822,603

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.8%
Textron, Inc.	3,777	212,041
The Boeing Co.	3,400	1,178,984
		1,391,025
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	8,109	617,014
United Parcel Service, Inc. Class B	1,552	178,930
		795,944
Airlines - 0.8%
Delta Air Lines, Inc.	4,806	291,772
United Continental Holdings, Inc. (a)	3,615	349,571
		641,343
Electrical Equipment - 0.1%
Eaton Corp. PLC	644	49,549
Machinery - 2.0%
Allison Transmission Holdings, Inc.	2,492	117,398
Caterpillar, Inc.	1,850	250,990
Deere & Co.	3,015	466,963
Illinois Tool Works, Inc.	1,551	215,667
Ingersoll-Rand PLC	3,696	382,610
Oshkosh Corp.	1,115	79,533
		1,513,161
Road & Rail - 1.7%
CSX Corp.	5,930	430,696
Norfolk Southern Corp.	2,070	353,432
Union Pacific Corp.	3,259	501,169
		1,285,297
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	1,570	183,894
W.W. Grainger, Inc.	76	23,867
		207,761

TOTAL INDUSTRIALS		5,884,080

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	22,725	1,087,846
Palo Alto Networks, Inc. (a)	725	125,389
		1,213,235
IT Services - 8.2%
Accenture PLC Class A	1,845	303,539
Amdocs Ltd.	2,546	165,261
Automatic Data Processing, Inc.	1,177	173,513
Cognizant Technology Solutions Corp. Class A	4,268	304,010
DXC Technology Co.	3,819	240,750
Fidelity National Information Services, Inc.	1,634	176,390
First Data Corp. Class A (a)	7,081	135,105
Fiserv, Inc. (a)	3,838	303,701
Global Payments, Inc.	1,153	128,917
GoDaddy, Inc. (a)	2,876	187,688
MasterCard, Inc. Class A	5,639	1,133,834
Okta, Inc. (a)	1,129	71,861
PayPal Holdings, Inc. (a)	2,275	195,218
Visa, Inc. Class A	15,566	2,205,858
WEX, Inc. (a)	1,060	164,268
Worldpay, Inc. (a)	3,923	336,633
		6,226,546
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.	416	98,763
KLA-Tencor Corp.	1,040	102,502
Lam Research Corp.	568	89,153
Micron Technology, Inc. (a)	3,020	116,451
NVIDIA Corp.	2,110	344,837
Qualcomm, Inc.	7,905	460,545
Texas Instruments, Inc.	1,394	139,191
		1,351,442
Software - 10.7%
Adobe, Inc. (a)	4,561	1,144,309
Autodesk, Inc. (a)	4,998	722,211
Microsoft Corp.	38,601	4,280,458
Oracle Corp.	17,222	839,745
Salesforce.com, Inc. (a)	5,769	823,582
Synopsys, Inc. (a)	3,280	301,563
		8,111,868
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	16,087	2,872,816
NetApp, Inc.	4,650	310,946
Western Digital Corp.	2,663	120,874
		3,304,636

TOTAL INFORMATION TECHNOLOGY		20,207,727

MATERIALS - 0.9%
Chemicals - 0.6%
CF Industries Holdings, Inc.	6,043	254,954
Eastman Chemical Co.	2,436	192,006
		446,960
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	5,355	98,478
Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,781	97,891

TOTAL MATERIALS		643,329

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Extra Space Storage, Inc.	447	42,903
Life Storage, Inc.	1,830	178,681
Simon Property Group, Inc.	3,429	636,731
		858,315
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	5,317	232,247

TOTAL REAL ESTATE		1,090,562

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	3,345	128,548
The AES Corp.	11,529	178,584
		307,132
TOTAL COMMON STOCKS
(Cost $42,341,516)		64,035,403

Equity Funds - 13.7%
Large Growth Funds - 13.7%
Fidelity Blue Chip Growth Fund (b)	44,507	4,041,691
Fidelity Large Cap Growth Index Fund (b)	167,680	2,407,883
Fidelity SAI U.S. Quality Index Fund (b)	282,596	3,888,524
TOTAL LARGE GROWTH FUNDS
(Cost $8,268,483)		10,338,098

Money Market Funds - 1.5%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.19% (c)	10	10
Invesco Government & Agency Portfolio Institutional Class 2.12% (c)	1,152,028	1,152,028
TOTAL MONEY MARKET FUNDS
(Cost $1,152,038)		1,152,038
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $51,762,037)		75,525,539
NET OTHER ASSETS (LIABILITIES) - 0.2%		143,450
NET ASSETS - 100%		$75,668,989

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$4,287,812	$--	$--	$170,328	$--	$(246,121)	$4,041,691
Fidelity Large Cap Growth Index Fund	--	3,982,322	1,498,844	--	(34,963)	(40,632)	2,407,883
Fidelity SAI U.S. Quality Index Fund	3,863,090	--	--	79,975	--	25,434	3,888,524
Total	$8,150,902	$3,982,322	$1,498,844	$250,303	$(34,963)	$(261,319)	$10,338,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $43,493,554)	$65,187,441
Affiliated issuers (cost $8,268,483)	10,338,098
Total Investment in Securities (cost $51,762,037)		$75,525,539
Receivable for investments sold		430,399
Receivable for fund shares sold		6,187
Dividends receivable		89,471
Interest receivable		1,328
Prepaid expenses		150
Other receivables		1,261
Total assets		76,054,335
Liabilities
Payable for investments purchased	$319,839
Payable for fund shares redeemed	10,384
Accrued management fee	29,024
Distribution and service plan fees payable	33
Other affiliated payables	7,857
Other payables and accrued expenses	18,209
Total liabilities		385,346
Net Assets		$75,668,989
Net Assets consist of:
Paid in capital		$48,841,338
Total distributable earnings (loss)		26,827,651
Net Assets		$75,668,989
Net Asset Value and Maximum Offering Price
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($75,342,305 ÷ 5,043,371 shares)		$14.94
Class L:
Net Asset Value, offering price and redemption price per share ($164,371 ÷ 11,012 shares)		$14.93
Class N:
Net Asset Value, offering price and redemption price per share ($162,313 ÷ 10,895 shares)		$14.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$396,800
Affiliated issuers		30,483
Interest		8,684
Total income		435,967
Expenses
Management fee	$182,619
Transfer agent fees	35,215
Distribution and service plan fees	210
Accounting fees and expenses	15,333
Custodian fees and expenses	6,782
Independent trustees' fees and expenses	476
Registration fees	39,732
Audit	19,040
Legal	2,433
Miscellaneous	397
Total expenses		302,237
Net investment income (loss)		133,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,725,084
Affiliated issuers	(34,963)
Futures contracts	68,582
Capital gain distributions from underlying funds:
Affiliated issuers	219,820
Total net realized gain (loss)		2,978,523
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,356,173)
Affiliated issuers	(261,313)
Futures contracts	26,516
Total change in net unrealized appreciation (depreciation)		(3,590,970)
Net gain (loss)		(612,447)
Net increase (decrease) in net assets resulting from operations		$(478,717)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,730	$288,328
Net realized gain (loss)	2,978,523	4,587,045
Change in net unrealized appreciation (depreciation)	(3,590,970)	7,849,105
Net increase (decrease) in net assets resulting from operations	(478,717)	12,724,478
Distributions to shareholders	(2,789,475)	–
Distributions to shareholders from net investment income	–	(341,014)
Distributions to shareholders from net realized gain	–	(3,169,123)
Total distributions	(2,789,475)	(3,510,137)
Share transactions - net increase (decrease)	2,035,026	1,329,529
Total increase (decrease) in net assets	(1,233,166)	10,543,870
Net Assets
Beginning of period	76,902,155	66,358,285
End of period	$75,668,989	$76,902,155
Other Information
Undistributed net investment income end of period		$48,792

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.59	$13.73	$13.17	$14.04	$14.73	$12.70
Income from Investment Operations
Net investment income (loss)A	.03	.06	.06	.06	.05	.08
Net realized and unrealized gain (loss)	(.11)	2.53	2.21B	(.16)	1.71	2.74
Total from investment operations	(.08)	2.59	2.27	(.10)	1.76	2.82
Distributions from net investment income	(.01)	(.07)	(.07)	(.05)	(.06)	(.07)
Distributions from net realized gain	(.56)	(.66)	(1.64)	(.72)	(2.38)	(.73)
Total distributions	(.57)	(.73)	(1.71)	(.77)	(2.45)C	(.79)D
Net asset value, end of period	$14.94	$15.59	$13.73	$13.17	$14.04	$14.73
Total ReturnE,F	(.63)%	19.47%	19.13%B	(.66)%	13.15%	22.94%
Ratios to Average Net AssetsG
Expenses before reductions	.77%H	.75%	.80%	.82%	.84%	.83%
Expenses net of fee waivers, if any	.77%H	.75%	.80%	.82%	.84%	.80%
Expenses net of all reductions	.77%H	.75%	.80%	.82%	.84%	.80%
Net investment income (loss)	.34%H	.40%	.46%	.46%	.39%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$75,342	$76,573	$62,610	$55,948	$62,615	$65,731
Portfolio turnover rateI	41%H	30%	52%	46%	46%	51%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 19.07%.

 C Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 D Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$15.58	$13.72	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.03	.06	.06	.06	.05	.05
Net realized and unrealized gain (loss)	(.11)	2.53	2.21C	(.15)	1.71	1.22
Total from investment operations	(.08)	2.59	2.27	(.09)	1.76	1.27
Distributions from net investment income	(.01)	(.07)	(.07)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.56)	(.66)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.57)	(.73)	(1.71)	(.78)D	(2.45)	(.51)
Net asset value, end of period	$14.93	$15.58	$13.72	$13.16	$14.03	$14.72
Total ReturnE,F	(.62)%	19.49%	19.15%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsG
Expenses before reductions	.76%H	.75%	.80%	.82%	.84%	.85%H
Expenses net of fee waivers, if any	.76%H	.75%	.80%	.82%	.84%	.85%H
Expenses net of all reductions	.76%H	.75%	.80%	.82%	.84%	.85%H
Net investment income (loss)	.35%H	.40%	.46%	.46%	.39%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$164	$165	$139	$123	$124	$109
Portfolio turnover rateI	41%H	30%	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 19.09%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$15.55	$13.70	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.02	.03	.03	.02	.03
Net realized and unrealized gain (loss)	(.11)	2.53	2.20C	(.15)	1.70	1.23
Total from investment operations	(.10)	2.55	2.23	(.12)	1.72	1.26
Distributions from net investment income	–	(.04)	(.04)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.55)	(.66)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.55)	(.70)	(1.68)	(.74)	(2.42)D	(.51)
Net asset value, end of period	$14.90	$15.55	$13.70	$13.15	$14.01	$14.71
Total ReturnE,F	(.73)%	19.15%	18.79%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsG
Expenses before reductions	1.01%H	1.00%	1.05%	1.07%	1.09%	1.10%H
Expenses net of fee waivers, if any	1.01%H	1.00%	1.05%	1.07%	1.09%	1.10%H
Expenses net of all reductions	1.01%H	1.00%	1.05%	1.06%	1.09%	1.10%H
Net investment income (loss)	.10%H	.15%	.21%	.21%	.14%	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$162	$164	$137	$122	$123	$109
Portfolio turnover rateI	41%H	30%	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 18.73%.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Effective after the close of business on December 4, 2018, the Fund was closed to new accounts.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,261 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,253,007
Gross unrealized depreciation	(1,549,201)
Net unrealized appreciation (depreciation)	$23,703,806
Tax cost	$51,821,733

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $18,337,138 and $15,939,528, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC were retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers were not allocated any portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$210	$210

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$35,074.09
Class L	71.08
Class N	70.08
	$35,215

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,041 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $101 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2018	Year ended May 31, 2018
Distributions to shareholders
Growth Multi-Manager	$2,777,638	$–
Class L	6,032	–
Class N	5,805	–
Total	$2,789,475	$–
From net investment income
Growth Multi-Manager	$–	$333,149
Class F	–	6,749
Class L	–	739
Class N	–	377
Total	$–	$341,014
From net realized gain
Growth Multi-Manager	$–	$3,077,441
Class F	–	78,239
Class L	–	6,748
Class N	–	6,695
Total	$–	$3,169,123

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2018	Year ended May 31, 2018	Six months ended November 30, 2018	Year ended May 31, 2018
Growth Multi-Manager
Shares sold	50,626	298,280	$799,299	$4,480,988
Reinvestment of distributions	181,072	239,972	2,777,638	3,410,590
Shares redeemed	(100,729)	(184,489)	(1,553,748)	(2,779,444)
Net increase (decrease)	130,969	353,763	$2,023,189	$5,112,134
Class F
Shares sold	–	69,702	$–	$993,972
Reinvestment of distributions	–	6,324	–	84,988
Shares redeemed	–	(328,909)	–	(4,876,124)
Net increase (decrease)	–	(252,883)	$–	$(3,797,164)
Class L
Reinvestment of distributions	393	527	$6,032	$7,487
Net increase (decrease)	393	527	$6,032	$7,487
Class N
Reinvestment of distributions	379	499	$5,805	$7,072
Net increase (decrease)	379	499	$5,805	$7,072

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Growth Multi-Manager	.77%
Actual		$1,000.00	$993.70	$3.85
Hypothetical-C		$1,000.00	$1,021.21	$3.90
Class L	.76%
Actual		$1,000.00	$993.80	$3.80
Hypothetical-C		$1,000.00	$1,021.26	$3.85
Class N	1.01%
Actual		$1,000.00	$992.70	$5.05
Hypothetical-C		$1,000.00	$1,020.00	$5.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., and Massachusetts Financial Services Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund. The Board also approved a non-material amendment to the sub-advisory agreement with ClariVest. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with ClariVest. The Board also noted that the amended sub-advisory agreement would not result in changes to the nature, extent, and quality of the services provided to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure ofeach Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2017. The Board also noted that the retail class had out-performed 67%, 66%, and 68% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

The Board noted that it had approved the liquidation of fund, which was expected to occur in December 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2019 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class and Class L were below and the total expenses of Class N were above the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment. In addition, the Board noted that FIAM was voluntarily waiving sub-advisory fees with respect to one of its mandates.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

MMG-SANN-0119
1.931556.107

Strategic Advisers® Growth Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)

% of fund's net assets
Microsoft Corp.	5.7
Fidelity Blue Chip Growth Fund	5.4
Amazon.com, Inc.	5.3
Fidelity SAI U.S. Quality Index Fund	5.1
Apple, Inc.	3.8
Fidelity Large Cap Growth Index Fund	3.2
Visa, Inc. Class A	2.9
Alphabet, Inc. Class C	2.5
Alphabet, Inc. Class A	2.4
Facebook, Inc. Class A	2.3
38.6

Top Five Market Sectors as of November 30, 2018

(stocks only)

% of fund's net assets
Information Technology	26.7
Financials	17.0
Consumer Discretionary	14.3
Health Care	13.0
Communication Services	8.6

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	84.6%
Large Growth Funds	13.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.6%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Entertainment - 0.9%
Activision Blizzard, Inc.	2,020	$100,758
Electronic Arts, Inc. (a)	2,852	239,768
Netflix, Inc. (a)	184	52,648
Take-Two Interactive Software, Inc. (a)	934	102,432
The Walt Disney Co.	1,450	167,461
		663,067
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (a)	1,614	1,790,975
Class C (a)	1,741	1,905,403
Facebook, Inc. Class A (a)	12,324	1,732,878
Twitter, Inc. (a)	4,590	144,356
		5,573,612
Media - 0.3%
Comcast Corp. Class A	6,860	267,609

TOTAL COMMUNICATION SERVICES		6,504,288

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.3%
Lear Corp.	1,564	213,095
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (a)	271	128,240
Domino's Pizza, Inc.	1,635	453,418
Marriott International, Inc. Class A	2,674	307,590
Starbucks Corp.	11,607	774,419
Wyndham Destinations, Inc.	2,041	84,640
Wyndham Hotels & Resorts, Inc.	2,041	102,315
Yum China Holdings, Inc.	5,681	203,550
Yum! Brands, Inc.	3,417	315,116
		2,369,288
Household Durables - 0.1%
Toll Brothers, Inc.	2,034	67,061
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,781	929,932
Amazon.com, Inc. (a)	2,367	4,000,632
The Booking Holdings, Inc. (a)	228	431,349
		5,361,913
Leisure Products - 0.1%
Brunswick Corp.	1,639	86,933
Multiline Retail - 0.6%
Kohl's Corp.	3,740	251,216
Target Corp.	2,725	193,366
		444,582
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	520	92,409
Best Buy Co., Inc.	489	31,585
Burlington Stores, Inc. (a)	1,522	252,287
Home Depot, Inc.	4,045	729,394
Michaels Companies, Inc. (a)	607	10,301
Ross Stores, Inc.	2,324	203,582
TJX Companies, Inc.	5,798	283,232
Urban Outfitters, Inc. (a)	3,472	132,248
		1,735,038
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	877	116,246
Michael Kors Holdings Ltd. (a)	2,170	94,938
PVH Corp.	2,085	230,413
VF Corp.	1,685	136,974
		578,571

TOTAL CONSUMER DISCRETIONARY		10,856,481

CONSUMER STAPLES - 6.9%
Beverages - 2.4%
Monster Beverage Corp. (a)	10,453	623,835
PepsiCo, Inc.	3,161	385,452
The Coca-Cola Co.	15,695	791,028
		1,800,315
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	843	194,969
Walgreens Boots Alliance, Inc.	4,013	339,781
Walmart, Inc.	2,525	246,566
		781,316
Food Products - 1.5%
Archer Daniels Midland Co.	3,570	164,291
Danone SA sponsored ADR	31,574	471,558
General Mills, Inc.	4,200	177,702
Tyson Foods, Inc. Class A	6,003	353,877
		1,167,428
Household Products - 1.4%
Colgate-Palmolive Co.	5,111	324,651
Kimberly-Clark Corp.	2,396	276,427
Procter & Gamble Co.	5,162	487,861
		1,088,939
Tobacco - 0.6%
Altria Group, Inc.	2,444	134,005
Philip Morris International, Inc.	3,215	278,194
		412,199

TOTAL CONSUMER STAPLES		5,250,197

ENERGY - 1.3%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	7,148	322,375
Oil, Gas & Consumable Fuels - 0.9%
Marathon Petroleum Corp.	2,536	165,246
Occidental Petroleum Corp.	3,000	210,810
Phillips 66 Co.	1,565	146,359
Valero Energy Corp.	1,610	128,639
		651,054

TOTAL ENERGY		973,429

FINANCIALS - 3.3%
Banks - 0.2%
Bank of America Corp.	5,711	162,192
Capital Markets - 1.5%
E*TRADE Financial Corp.	2,470	129,156
FactSet Research Systems, Inc.	1,406	329,693
Goldman Sachs Group, Inc.	1,335	254,571
SEI Investments Co.	7,273	390,560
		1,103,980
Consumer Finance - 1.0%
American Express Co.	1,900	213,313
Capital One Financial Corp.	1,590	142,591
Discover Financial Services	3,530	251,689
Synchrony Financial	4,871	126,549
		734,142
Insurance - 0.6%
MetLife, Inc.	4,168	186,018
Progressive Corp.	4,665	309,243
		495,261

TOTAL FINANCIALS		2,495,575

HEALTH CARE - 13.0%
Biotechnology - 3.9%
AbbVie, Inc.	3,832	361,243
Amgen, Inc.	4,474	931,711
Biogen, Inc. (a)	1,634	545,298
Celgene Corp. (a)	4,477	323,329
Incyte Corp. (a)	341	21,909
Regeneron Pharmaceuticals, Inc. (a)	1,471	537,871
Vertex Pharmaceuticals, Inc. (a)	1,411	255,095
		2,976,456
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	736	244,852
Align Technology, Inc. (a)	904	207,821
DexCom, Inc. (a)	308	39,914
Edwards Lifesciences Corp. (a)	281	45,525
Intuitive Surgical, Inc. (a)	295	156,607
The Cooper Companies, Inc.	1,085	302,531
Varian Medical Systems, Inc. (a)	2,515	310,326
		1,307,576
Health Care Providers & Services - 3.2%
Centene Corp. (a)	1,573	223,759
CVS Health Corp.	2,814	225,683
HCA Holdings, Inc.	2,411	347,160
Humana, Inc.	493	162,429
McKesson Corp.	630	78,435
UnitedHealth Group, Inc.	4,143	1,165,674
Wellcare Health Plans, Inc. (a)	896	228,372
		2,431,512
Health Care Technology - 0.5%
Cerner Corp. (a)	5,917	342,653
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	396	133,650
Thermo Fisher Scientific, Inc.	1,425	355,609
		489,259
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	5,917	316,323
Eli Lilly & Co.	2,091	248,076
Johnson & Johnson	2,000	293,800
Merck & Co., Inc.	8,006	635,196
Novartis AG sponsored ADR	3,419	312,941
Novo Nordisk A/S Series B sponsored ADR	10,056	468,811
		2,275,147

TOTAL HEALTH CARE		9,822,603

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.8%
Textron, Inc.	3,777	212,041
The Boeing Co.	3,400	1,178,984
		1,391,025
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	8,109	617,014
United Parcel Service, Inc. Class B	1,552	178,930
		795,944
Airlines - 0.8%
Delta Air Lines, Inc.	4,806	291,772
United Continental Holdings, Inc. (a)	3,615	349,571
		641,343
Electrical Equipment - 0.1%
Eaton Corp. PLC	644	49,549
Machinery - 2.0%
Allison Transmission Holdings, Inc.	2,492	117,398
Caterpillar, Inc.	1,850	250,990
Deere & Co.	3,015	466,963
Illinois Tool Works, Inc.	1,551	215,667
Ingersoll-Rand PLC	3,696	382,610
Oshkosh Corp.	1,115	79,533
		1,513,161
Road & Rail - 1.7%
CSX Corp.	5,930	430,696
Norfolk Southern Corp.	2,070	353,432
Union Pacific Corp.	3,259	501,169
		1,285,297
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	1,570	183,894
W.W. Grainger, Inc.	76	23,867
		207,761

TOTAL INDUSTRIALS		5,884,080

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	22,725	1,087,846
Palo Alto Networks, Inc. (a)	725	125,389
		1,213,235
IT Services - 8.2%
Accenture PLC Class A	1,845	303,539
Amdocs Ltd.	2,546	165,261
Automatic Data Processing, Inc.	1,177	173,513
Cognizant Technology Solutions Corp. Class A	4,268	304,010
DXC Technology Co.	3,819	240,750
Fidelity National Information Services, Inc.	1,634	176,390
First Data Corp. Class A (a)	7,081	135,105
Fiserv, Inc. (a)	3,838	303,701
Global Payments, Inc.	1,153	128,917
GoDaddy, Inc. (a)	2,876	187,688
MasterCard, Inc. Class A	5,639	1,133,834
Okta, Inc. (a)	1,129	71,861
PayPal Holdings, Inc. (a)	2,275	195,218
Visa, Inc. Class A	15,566	2,205,858
WEX, Inc. (a)	1,060	164,268
Worldpay, Inc. (a)	3,923	336,633
		6,226,546
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.	416	98,763
KLA-Tencor Corp.	1,040	102,502
Lam Research Corp.	568	89,153
Micron Technology, Inc. (a)	3,020	116,451
NVIDIA Corp.	2,110	344,837
Qualcomm, Inc.	7,905	460,545
Texas Instruments, Inc.	1,394	139,191
		1,351,442
Software - 10.7%
Adobe, Inc. (a)	4,561	1,144,309
Autodesk, Inc. (a)	4,998	722,211
Microsoft Corp.	38,601	4,280,458
Oracle Corp.	17,222	839,745
Salesforce.com, Inc. (a)	5,769	823,582
Synopsys, Inc. (a)	3,280	301,563
		8,111,868
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	16,087	2,872,816
NetApp, Inc.	4,650	310,946
Western Digital Corp.	2,663	120,874
		3,304,636

TOTAL INFORMATION TECHNOLOGY		20,207,727

MATERIALS - 0.9%
Chemicals - 0.6%
CF Industries Holdings, Inc.	6,043	254,954
Eastman Chemical Co.	2,436	192,006
		446,960
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	5,355	98,478
Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,781	97,891

TOTAL MATERIALS		643,329

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Extra Space Storage, Inc.	447	42,903
Life Storage, Inc.	1,830	178,681
Simon Property Group, Inc.	3,429	636,731
		858,315
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	5,317	232,247

TOTAL REAL ESTATE		1,090,562

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	3,345	128,548
The AES Corp.	11,529	178,584
		307,132
TOTAL COMMON STOCKS
(Cost $42,341,516)		64,035,403

Equity Funds - 13.7%
Large Growth Funds - 13.7%
Fidelity Blue Chip Growth Fund (b)	44,507	4,041,691
Fidelity Large Cap Growth Index Fund (b)	167,680	2,407,883
Fidelity SAI U.S. Quality Index Fund (b)	282,596	3,888,524
TOTAL LARGE GROWTH FUNDS
(Cost $8,268,483)		10,338,098

Money Market Funds - 1.5%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.19% (c)	10	10
Invesco Government & Agency Portfolio Institutional Class 2.12% (c)	1,152,028	1,152,028
TOTAL MONEY MARKET FUNDS
(Cost $1,152,038)		1,152,038
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $51,762,037)		75,525,539
NET OTHER ASSETS (LIABILITIES) - 0.2%		143,450
NET ASSETS - 100%		$75,668,989

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$4,287,812	$--	$--	$170,328	$--	$(246,121)	$4,041,691
Fidelity Large Cap Growth Index Fund	--	3,982,322	1,498,844	--	(34,963)	(40,632)	2,407,883
Fidelity SAI U.S. Quality Index Fund	3,863,090	--	--	79,975	--	25,434	3,888,524
Total	$8,150,902	$3,982,322	$1,498,844	$250,303	$(34,963)	$(261,319)	$10,338,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $43,493,554)	$65,187,441
Affiliated issuers (cost $8,268,483)	10,338,098
Total Investment in Securities (cost $51,762,037)		$75,525,539
Receivable for investments sold		430,399
Receivable for fund shares sold		6,187
Dividends receivable		89,471
Interest receivable		1,328
Prepaid expenses		150
Other receivables		1,261
Total assets		76,054,335
Liabilities
Payable for investments purchased	$319,839
Payable for fund shares redeemed	10,384
Accrued management fee	29,024
Distribution and service plan fees payable	33
Other affiliated payables	7,857
Other payables and accrued expenses	18,209
Total liabilities		385,346
Net Assets		$75,668,989
Net Assets consist of:
Paid in capital		$48,841,338
Total distributable earnings (loss)		26,827,651
Net Assets		$75,668,989
Net Asset Value and Maximum Offering Price
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($75,342,305 ÷ 5,043,371 shares)		$14.94
Class L:
Net Asset Value, offering price and redemption price per share ($164,371 ÷ 11,012 shares)		$14.93
Class N:
Net Asset Value, offering price and redemption price per share ($162,313 ÷ 10,895 shares)		$14.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$396,800
Affiliated issuers		30,483
Interest		8,684
Total income		435,967
Expenses
Management fee	$182,619
Transfer agent fees	35,215
Distribution and service plan fees	210
Accounting fees and expenses	15,333
Custodian fees and expenses	6,782
Independent trustees' fees and expenses	476
Registration fees	39,732
Audit	19,040
Legal	2,433
Miscellaneous	397
Total expenses		302,237
Net investment income (loss)		133,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,725,084
Affiliated issuers	(34,963)
Futures contracts	68,582
Capital gain distributions from underlying funds:
Affiliated issuers	219,820
Total net realized gain (loss)		2,978,523
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,356,173)
Affiliated issuers	(261,313)
Futures contracts	26,516
Total change in net unrealized appreciation (depreciation)		(3,590,970)
Net gain (loss)		(612,447)
Net increase (decrease) in net assets resulting from operations		$(478,717)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,730	$288,328
Net realized gain (loss)	2,978,523	4,587,045
Change in net unrealized appreciation (depreciation)	(3,590,970)	7,849,105
Net increase (decrease) in net assets resulting from operations	(478,717)	12,724,478
Distributions to shareholders	(2,789,475)	–
Distributions to shareholders from net investment income	–	(341,014)
Distributions to shareholders from net realized gain	–	(3,169,123)
Total distributions	(2,789,475)	(3,510,137)
Share transactions - net increase (decrease)	2,035,026	1,329,529
Total increase (decrease) in net assets	(1,233,166)	10,543,870
Net Assets
Beginning of period	76,902,155	66,358,285
End of period	$75,668,989	$76,902,155
Other Information
Undistributed net investment income end of period		$48,792

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.59	$13.73	$13.17	$14.04	$14.73	$12.70
Income from Investment Operations
Net investment income (loss)A	.03	.06	.06	.06	.05	.08
Net realized and unrealized gain (loss)	(.11)	2.53	2.21B	(.16)	1.71	2.74
Total from investment operations	(.08)	2.59	2.27	(.10)	1.76	2.82
Distributions from net investment income	(.01)	(.07)	(.07)	(.05)	(.06)	(.07)
Distributions from net realized gain	(.56)	(.66)	(1.64)	(.72)	(2.38)	(.73)
Total distributions	(.57)	(.73)	(1.71)	(.77)	(2.45)C	(.79)D
Net asset value, end of period	$14.94	$15.59	$13.73	$13.17	$14.04	$14.73
Total ReturnE,F	(.63)%	19.47%	19.13%B	(.66)%	13.15%	22.94%
Ratios to Average Net AssetsG
Expenses before reductions	.77%H	.75%	.80%	.82%	.84%	.83%
Expenses net of fee waivers, if any	.77%H	.75%	.80%	.82%	.84%	.80%
Expenses net of all reductions	.77%H	.75%	.80%	.82%	.84%	.80%
Net investment income (loss)	.34%H	.40%	.46%	.46%	.39%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$75,342	$76,573	$62,610	$55,948	$62,615	$65,731
Portfolio turnover rateI	41%H	30%	52%	46%	46%	51%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 19.07%.

 C Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 D Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$15.58	$13.72	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.03	.06	.06	.06	.05	.05
Net realized and unrealized gain (loss)	(.11)	2.53	2.21C	(.15)	1.71	1.22
Total from investment operations	(.08)	2.59	2.27	(.09)	1.76	1.27
Distributions from net investment income	(.01)	(.07)	(.07)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.56)	(.66)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.57)	(.73)	(1.71)	(.78)D	(2.45)	(.51)
Net asset value, end of period	$14.93	$15.58	$13.72	$13.16	$14.03	$14.72
Total ReturnE,F	(.62)%	19.49%	19.15%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsG
Expenses before reductions	.76%H	.75%	.80%	.82%	.84%	.85%H
Expenses net of fee waivers, if any	.76%H	.75%	.80%	.82%	.84%	.85%H
Expenses net of all reductions	.76%H	.75%	.80%	.82%	.84%	.85%H
Net investment income (loss)	.35%H	.40%	.46%	.46%	.39%	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$164	$165	$139	$123	$124	$109
Portfolio turnover rateI	41%H	30%	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 19.09%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$15.55	$13.70	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.02	.03	.03	.02	.03
Net realized and unrealized gain (loss)	(.11)	2.53	2.20C	(.15)	1.70	1.23
Total from investment operations	(.10)	2.55	2.23	(.12)	1.72	1.26
Distributions from net investment income	–	(.04)	(.04)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.55)	(.66)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.55)	(.70)	(1.68)	(.74)	(2.42)D	(.51)
Net asset value, end of period	$14.90	$15.55	$13.70	$13.15	$14.01	$14.71
Total ReturnE,F	(.73)%	19.15%	18.79%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsG
Expenses before reductions	1.01%H	1.00%	1.05%	1.07%	1.09%	1.10%H
Expenses net of fee waivers, if any	1.01%H	1.00%	1.05%	1.07%	1.09%	1.10%H
Expenses net of all reductions	1.01%H	1.00%	1.05%	1.06%	1.09%	1.10%H
Net investment income (loss)	.10%H	.15%	.21%	.21%	.14%	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$162	$164	$137	$122	$123	$109
Portfolio turnover rateI	41%H	30%	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 18.73%.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Effective after the close of business on December 4, 2018, the Fund was closed to new accounts.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,261 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,253,007
Gross unrealized depreciation	(1,549,201)
Net unrealized appreciation (depreciation)	$23,703,806
Tax cost	$51,821,733

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $18,337,138 and $15,939,528, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC were retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers were not allocated any portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$210	$210

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$35,074.09
Class L	71.08
Class N	70.08
	$35,215

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,041 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $101 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2018	Year ended May 31, 2018
Distributions to shareholders
Growth Multi-Manager	$2,777,638	$–
Class L	6,032	–
Class N	5,805	–
Total	$2,789,475	$–
From net investment income
Growth Multi-Manager	$–	$333,149
Class F	–	6,749
Class L	–	739
Class N	–	377
Total	$–	$341,014
From net realized gain
Growth Multi-Manager	$–	$3,077,441
Class F	–	78,239
Class L	–	6,748
Class N	–	6,695
Total	$–	$3,169,123

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2018	Year ended May 31, 2018	Six months ended November 30, 2018	Year ended May 31, 2018
Growth Multi-Manager
Shares sold	50,626	298,280	$799,299	$4,480,988
Reinvestment of distributions	181,072	239,972	2,777,638	3,410,590
Shares redeemed	(100,729)	(184,489)	(1,553,748)	(2,779,444)
Net increase (decrease)	130,969	353,763	$2,023,189	$5,112,134
Class F
Shares sold	–	69,702	$–	$993,972
Reinvestment of distributions	–	6,324	–	84,988
Shares redeemed	–	(328,909)	–	(4,876,124)
Net increase (decrease)	–	(252,883)	$–	$(3,797,164)
Class L
Reinvestment of distributions	393	527	$6,032	$7,487
Net increase (decrease)	393	527	$6,032	$7,487
Class N
Reinvestment of distributions	379	499	$5,805	$7,072
Net increase (decrease)	379	499	$5,805	$7,072

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Growth Multi-Manager	.77%
Actual		$1,000.00	$993.70	$3.85
Hypothetical-C		$1,000.00	$1,021.21	$3.90
Class L	.76%
Actual		$1,000.00	$993.80	$3.80
Hypothetical-C		$1,000.00	$1,021.26	$3.85
Class N	1.01%
Actual		$1,000.00	$992.70	$5.05
Hypothetical-C		$1,000.00	$1,020.00	$5.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., and Massachusetts Financial Services Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund. The Board also approved a non-material amendment to the sub-advisory agreement with ClariVest. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with ClariVest. The Board also noted that the amended sub-advisory agreement would not result in changes to the nature, extent, and quality of the services provided to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure ofeach Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2017. The Board also noted that the retail class had out-performed 67%, 66%, and 68% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

The Board noted that it had approved the liquidation of fund, which was expected to occur in December 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2019 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class and Class L were below and the total expenses of Class N were above the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment. In addition, the Board noted that FIAM was voluntarily waiving sub-advisory fees with respect to one of its mandates.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMG-L-MMG-N-SANN-0119
1.9585627.105

Strategic Advisers® Value Multi-Manager Fund Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)

% of fund's net assets
Fidelity Large Cap Value Index Fund	11.9
JPMorgan Chase & Co.	3.0
Pfizer, Inc.	2.2
Bank of America Corp.	2.0
Amgen, Inc.	1.8
Intel Corp.	1.8
Exxon Mobil Corp.	1.8
Cisco Systems, Inc.	1.7
Verizon Communications, Inc.	1.5
Johnson & Johnson	1.5
29.2

Top Five Market Sectors as of November 30, 2018

(stocks only)

% of fund's net assets
Financials	22.7
Health Care	13.6
Information Technology	13.3
Industrials	7.3
Consumer Discretionary	6.5

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	86.6%
Large Value Funds	11.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.6%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	3,300	$103,092
Verizon Communications, Inc.	5,300	319,590
		422,682
Entertainment - 0.9%
Cinemark Holdings, Inc.	42	1,612
The Madison Square Garden Co. (a)	15	4,050
The Walt Disney Co.	1,226	141,591
Viacom, Inc. Class B (non-vtg.)	1,135	35,026
		182,279
Interactive Media & Services - 0.4%
Twitter, Inc. (a)	2,650	83,343
Media - 0.7%
CBS Corp. Class B	228	12,353
Comcast Corp. Class A	2,691	104,976
Gannett Co., Inc.	600	6,222
Interpublic Group of Companies, Inc.	320	7,520
Omnicom Group, Inc.	152	11,699
Tegna, Inc.	1,200	15,948
		158,718

TOTAL COMMUNICATION SERVICES		847,022

CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.7%
Aptiv PLC	210	15,099
BorgWarner, Inc.	1,275	50,465
Gentex Corp.	229	5,157
Lear Corp.	300	40,875
The Goodyear Tire & Rubber Co.	1,700	39,372
		150,968
Automobiles - 1.0%
Ford Motor Co.	6,416	60,375
General Motors Co.	2,982	113,167
Harley-Davidson, Inc.	997	42,163
		215,705
Distributors - 0.1%
Genuine Parts Co.	98	10,164
Diversified Consumer Services - 0.0%
H&R Block, Inc.	122	3,295
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	400	20,432
Carnival Corp.	445	26,829
Hyatt Hotels Corp. Class A	30	2,139
Las Vegas Sands Corp.	196	10,768
Norwegian Cruise Line Holdings Ltd. (a)	178	9,135
Royal Caribbean Cruises Ltd.	178	20,126
U.S. Foods Holding Corp. (a)	79	2,621
Wyndham Destinations, Inc.	300	12,441
		104,491
Household Durables - 1.4%
D.R. Horton, Inc.	252	9,379
Garmin Ltd.	149	9,932
Leggett & Platt, Inc.	88	3,409
Lennar Corp.:
Class A	1,820	77,769
Class B	38	1,313
Newell Brands, Inc.	277	6,482
NVR, Inc. (a)	2	4,900
PulteGroup, Inc.	1,766	46,834
Sony Corp. sponsored ADR	1,950	102,999
Whirlpool Corp.	300	37,839
		300,856
Leisure Products - 0.0%
Brunswick Corp.	73	3,872
Polaris Industries, Inc.	37	3,589
		7,461
Multiline Retail - 1.2%
Dillard's, Inc. Class A	300	20,817
Kohl's Corp.	1,226	82,350
Macy's, Inc.	692	23,680
Nordstrom, Inc.	139	7,349
Target Corp.	1,653	117,297
		251,493
Specialty Retail - 1.5%
AutoZone, Inc. (a)	23	18,609
Best Buy Co., Inc.	1,044	67,432
CarMax, Inc. (a)	151	9,977
Foot Locker, Inc.	76	4,286
Gap, Inc.	324	8,842
Home Depot, Inc.	580	104,586
Lowe's Companies, Inc.	621	58,604
Penske Automotive Group, Inc.	800	34,880
Williams-Sonoma, Inc.	20	1,133
		308,349
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	35	3,238
Hanesbrands, Inc.	214	3,405
PVH Corp.	64	7,073
Ralph Lauren Corp.	32	3,565
		17,281

TOTAL CONSUMER DISCRETIONARY		1,370,063

CONSUMER STAPLES - 5.8%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	116	7,629
The Coca-Cola Co.	2,472	124,589
		132,218
Food & Staples Retailing - 2.0%
Kroger Co.	5,717	169,566
Walgreens Boots Alliance, Inc.	2,868	242,834
		412,400
Food Products - 1.8%
Archer Daniels Midland Co.	1,366	62,863
Bunge Ltd.	94	5,365
Campbell Soup Co.	178	6,978
Ingredion, Inc.	300	31,338
Kellogg Co.	231	14,703
Mondelez International, Inc.	2,798	125,854
Pilgrim's Pride Corp. (a)	1,700	33,728
The J.M. Smucker Co.	495	51,732
Tyson Foods, Inc. Class A	700	41,265
		373,826
Household Products - 0.3%
Kimberly-Clark Corp.	626	72,222
Personal Products - 0.5%
Unilever NV (NY Reg.)	1,790	99,363
Tobacco - 0.6%
Altria Group, Inc.	1,114	61,081
Philip Morris International, Inc.	845	73,118
		134,199

TOTAL CONSUMER STAPLES		1,224,228

ENERGY - 6.3%
Energy Equipment & Services - 0.4%
Halliburton Co.	1,945	61,131
Helmerich & Payne, Inc.	91	5,515
National Oilwell Varco, Inc.	317	10,179
		76,825
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp. (a)	91	1,195
Apache Corp.	225	7,904
Carrizo Oil & Gas, Inc. (a)	2,500	42,775
Chevron Corp.	2,183	259,646
ConocoPhillips Co.	969	64,128
Devon Energy Corp.	331	8,947
Exxon Mobil Corp.	4,622	367,449
Hess Corp.	263	14,173
HollyFrontier Corp.	135	8,433
Kinder Morgan, Inc.	1,308	22,328
Marathon Oil Corp.	708	11,817
Marathon Petroleum Corp.	800	52,128
Murphy Oil Corp.	117	3,732
Noble Energy, Inc.	176	4,178
PBF Energy, Inc. Class A	1,900	73,492
Phillips 66 Co.	1,493	139,625
Pioneer Natural Resources Co.	395	58,361
Valero Energy Corp.	1,350	107,865
		1,248,176

TOTAL ENERGY		1,325,001

FINANCIALS - 22.7%
Banks - 12.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	70,908
Bank of America Corp.	15,144	430,090
BB&T Corp.	1,549	79,154
BOK Financial Corp.	625	52,688
CIT Group, Inc.	109	5,061
Citigroup, Inc.	4,757	308,206
Citizens Financial Group, Inc.	1,806	65,666
Comerica, Inc.	123	9,739
Commerce Bancshares, Inc.	79	4,979
Cullen/Frost Bankers, Inc.	653	65,509
East West Bancorp, Inc.	1,541	82,736
Fifth Third Bancorp	2,188	61,111
Huntington Bancshares, Inc.	894	13,043
JPMorgan Chase & Co.	5,572	619,551
KeyCorp	2,784	51,059
M&T Bank Corp.	125	21,126
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	52,442
PNC Financial Services Group, Inc.	794	107,809
Prosperity Bancshares, Inc.	58	4,025
Regions Financial Corp.	5,845	96,150
SunTrust Banks, Inc.	1,590	99,677
Synovus Financial Corp.	96	3,630
U.S. Bancorp	1,377	74,991
Umpqua Holdings Corp.	142	2,732
Webster Financial Corp.	77	4,633
Wells Fargo & Co.	4,677	253,868
Western Alliance Bancorp. (a)	71	3,328
Zions Bancorporation	165	8,029
		2,651,940
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,417	183,856
Bank of New York Mellon Corp.	845	43,357
BlackRock, Inc. Class A	58	24,825
Brighthouse Financial, Inc. (a)	118	4,751
E*TRADE Financial Corp.	215	11,242
Franklin Resources, Inc.	210	7,117
Goldman Sachs Group, Inc.	517	98,587
Lazard Ltd. Class A	108	4,333
Legg Mason, Inc.	1,300	37,661
LPL Financial	51	3,273
Morgan Stanley	2,807	124,603
Northern Trust Corp.	161	15,976
Raymond James Financial, Inc.	101	8,053
State Street Corp.	400	29,208
T. Rowe Price Group, Inc.	189	18,779
The NASDAQ OMX Group, Inc.	108	9,863
		625,484
Consumer Finance - 2.0%
Ally Financial, Inc.	362	9,658
American Express Co.	723	81,171
Capital One Financial Corp.	2,198	197,117
Credit Acceptance Corp. (a)	13	5,322
Discover Financial Services	1,316	93,831
Navient Corp.	1,100	12,650
Santander Consumer U.S.A. Holdings, Inc.	300	5,835
Synchrony Financial	315	8,184
		413,768
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,115
Jefferies Financial Group, Inc.	297	6,489
Voya Financial, Inc.	146	6,563
		16,167
Insurance - 4.6%
AFLAC, Inc.	1,650	75,471
Alleghany Corp.	13	8,203
Allstate Corp.	802	71,530
American Financial Group, Inc.	145	14,842
Assurant, Inc.	400	38,896
Athene Holding Ltd. (a)	98	4,262
Axis Capital Holdings Ltd.	600	33,210
Chubb Ltd.	1,032	138,020
Cincinnati Financial Corp.	137	11,197
Everest Re Group Ltd.	167	37,087
FNF Group	195	6,552
Hartford Financial Services Group, Inc.	1,198	52,940
Lincoln National Corp.	1,282	80,728
Loews Corp.	274	13,168
Markel Corp. (a)	10	11,441
MetLife, Inc.	1,677	74,845
Progressive Corp.	235	15,578
Prudential Financial, Inc.	1,052	98,636
Reinsurance Group of America, Inc.	55	8,216
RenaissanceRe Holdings Ltd.	26	3,448
The Travelers Companies, Inc.	802	104,557
Torchmark Corp.	233	20,134
Unum Group	800	28,728
W.R. Berkley Corp.	101	7,957
		959,646
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	5,300	53,212
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,100	38,640

TOTAL FINANCIALS		4,758,857

HEALTH CARE - 13.6%
Biotechnology - 3.9%
AbbVie, Inc.	2,608	245,856
Amgen, Inc.	1,814	377,766
Biogen, Inc. (a)	176	58,735
Gilead Sciences, Inc.	1,789	128,701
United Therapeutics Corp. (a)	11	1,299
		812,357
Health Care Equipment & Supplies - 1.3%
Danaher Corp.	1,289	141,197
Medtronic PLC	1,280	124,838
		266,035
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	1,883	63,966
AmerisourceBergen Corp.	126	11,201
Anthem, Inc.	213	61,785
Cardinal Health, Inc.	400	21,932
Cigna Corp.	203	45,346
CVS Health Corp.	83	6,657
DaVita HealthCare Partners, Inc. (a)	152	10,041
Express Scripts Holding Co. (a)	1,272	129,070
HCA Holdings, Inc.	992	142,838
Laboratory Corp. of America Holdings (a)	85	12,379
McKesson Corp.	457	56,897
Quest Diagnostics, Inc.	104	9,211
		571,323
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	1,050	56,133
Johnson & Johnson	2,120	311,428
Mallinckrodt PLC (a)	1,200	28,548
Merck & Co., Inc.	2,793	221,597
Mylan NV (a)	447	15,135
Novartis AG sponsored ADR	1,040	95,191
Perrigo Co. PLC	117	7,287
Pfizer, Inc.	10,062	465,166
		1,200,485

TOTAL HEALTH CARE		2,850,200

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.5%
General Dynamics Corp.	663	122,582
Huntington Ingalls Industries, Inc.	190	40,945
Lockheed Martin Corp.	169	50,773
Northrop Grumman Corp.	63	16,372
Spirit AeroSystems Holdings, Inc. Class A	795	65,095
Triumph Group, Inc.	700	11,767
		307,534
Air Freight & Logistics - 0.7%
FedEx Corp.	328	75,112
United Parcel Service, Inc. Class B	574	66,176
		141,288
Airlines - 1.0%
Alaska Air Group, Inc.	45	3,297
Delta Air Lines, Inc.	1,589	96,468
JetBlue Airways Corp. (a)	239	4,665
Southwest Airlines Co.	490	26,759
United Continental Holdings, Inc. (a)	885	85,580
		216,769
Building Products - 0.5%
Johnson Controls International PLC	3,218	111,922
Commercial Services & Supplies - 0.2%
Deluxe Corp.	500	25,175
LSC Communications, Inc.	187	1,874
R.R. Donnelley & Sons Co.	500	3,165
		30,214
Construction & Engineering - 0.0%
AECOM (a)	80	2,573
Quanta Services, Inc.	60	2,106
		4,679
Electrical Equipment - 0.5%
Acuity Brands, Inc.	24	3,120
Eaton Corp. PLC	1,367	105,177
Hubbell, Inc. Class B	37	4,076
		112,373
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	51	5,382
Honeywell International, Inc.	597	87,610
		92,992
Machinery - 2.1%
AGCO Corp.	500	29,840
Allison Transmission Holdings, Inc.	117	5,512
Caterpillar, Inc.	70	9,497
Crane Co.	35	3,023
Cummins, Inc.	550	83,083
Deere & Co.	191	29,582
Dover Corp.	103	8,744
Ingersoll-Rand PLC	208	21,532
Lincoln Electric Holdings, Inc.	23	1,977
Oshkosh Corp.	1,443	102,929
PACCAR, Inc.	293	18,230
Parker Hannifin Corp.	692	119,052
Pentair PLC	120	5,124
Snap-On, Inc.	47	7,813
WABCO Holdings, Inc. (a)	31	3,765
		449,703
Road & Rail - 0.2%
AMERCO	16	5,543
Kansas City Southern	70	7,214
Ryder System, Inc.	400	22,628
		35,385
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	26,110

TOTAL INDUSTRIALS		1,528,969

INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	7,516	359,791
Juniper Networks, Inc.	233	6,689
Motorola Solutions, Inc.	28	3,675
		370,155
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	573	44,104
CDW Corp.	124	11,492
Corning, Inc.	2,852	91,891
Dell Technologies, Inc. (a)	278	29,323
Flextronics International Ltd. (a)	1,600	14,000
Tech Data Corp. (a)	400	35,980
Vishay Intertechnology, Inc.	1,300	27,105
		253,895
IT Services - 1.4%
Alliance Data Systems Corp.	46	9,217
DXC Technology Co.	163	10,276
IBM Corp.	1,172	145,644
PayPal Holdings, Inc. (a)	1,420	121,850
Perspecta, Inc.	81	1,710
The Western Union Co.	383	7,174
		295,871
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	1,200	44,736
Cirrus Logic, Inc. (a)	600	22,464
Intel Corp.	7,501	369,874
KLA-Tencor Corp.	132	13,010
Lam Research Corp.	437	68,592
Microchip Technology, Inc.	1,420	106,500
Qorvo, Inc. (a)	100	6,581
Skyworks Solutions, Inc.	800	58,216
Teradyne, Inc.	163	5,817
Texas Instruments, Inc.	353	35,247
		731,037
Software - 3.1%
Adobe, Inc. (a)	824	206,733
ANSYS, Inc. (a)	705	114,224
Microsoft Corp.	1,620	179,642
Oracle Corp.	3,223	157,153
		657,752
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	1,248	222,868
Hewlett Packard Enterprise Co.	2,909	43,635
HP, Inc.	3,671	84,433
NCR Corp. (a)	1,100	30,481
Seagate Technology LLC	900	38,781
Western Digital Corp.	500	22,695
Xerox Corp.	1,091	29,370
		472,263

TOTAL INFORMATION TECHNOLOGY		2,780,973

MATERIALS - 3.1%
Chemicals - 1.8%
Celanese Corp. Class A	513	51,777
Eastman Chemical Co.	719	56,672
FMC Corp.	80	6,619
Huntsman Corp.	1,500	30,330
LyondellBasell Industries NV Class A	1,066	99,468
PPG Industries, Inc.	1,168	127,697
		372,563
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	480	91,531
Containers & Packaging - 0.6%
Avery Dennison Corp.	32	3,085
International Paper Co.	824	38,061
Packaging Corp. of America	472	46,171
Sealed Air Corp.	93	3,397
Sonoco Products Co.	78	4,488
WestRock Co.	511	24,073
		119,275
Metals & Mining - 0.2%
Newmont Mining Corp.	356	11,513
Nucor Corp.	265	16,009
Reliance Steel & Aluminum Co.	60	4,827
Steel Dynamics, Inc.	198	6,970
		39,319
Paper & Forest Products - 0.1%
Domtar Corp.	500	21,790

TOTAL MATERIALS		644,478

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
DDR Corp.	3,050	37,942
Equity Lifestyle Properties, Inc.	573	57,031
Hospitality Properties Trust (SBI)	1,100	29,524
Host Hotels & Resorts, Inc.	2,400	45,600
Mack-Cali Realty Corp.	1,000	21,660
Medical Properties Trust, Inc.	1,100	18,997
Sun Communities, Inc.	547	56,943
VEREIT, Inc.	5,100	39,015
		306,712
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	45	1,966
Howard Hughes Corp. (a)	11	1,218
Jones Lang LaSalle, Inc.	38	5,442
Retail Value, Inc.	305	8,842
		17,468

TOTAL REAL ESTATE		324,180

UTILITIES - 2.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	385	29,930
Duke Energy Corp.	467	41,362
Entergy Corp.	900	78,354
Eversource Energy	249	17,017
Exelon Corp.	1,900	88,141
FirstEnergy Corp.	1,900	71,877
OGE Energy Corp.	133	5,269
Pinnacle West Capital Corp.	87	7,774
Xcel Energy, Inc.	368	19,302
		359,026
Gas Utilities - 0.4%
National Fuel Gas Co.	1,462	78,729
UGI Corp.	115	6,607
		85,336
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	447	6,924
Multi-Utilities - 0.4%
Ameren Corp.	202	13,861
DTE Energy Co.	140	16,764
Public Service Enterprise Group, Inc.	421	23,534
WEC Energy Group, Inc.	263	19,062
		73,221

TOTAL UTILITIES		524,507

TOTAL COMMON STOCKS
(Cost $12,885,391)		18,178,478

Equity Funds - 11.9%
Large Value Funds - 11.9%
Fidelity Large Cap Value Index Fund (b)
(Cost $2,471,699)	204,400	2,507,977

Money Market Funds - 1.5%
Invesco Government & Agency Portfolio Institutional Class 2.12% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (c)	308,237	308,237
TOTAL MONEY MARKET FUNDS
(Cost $308,247)		308,247
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,665,337)		20,994,702
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,896)
NET ASSETS - 100%		$20,988,806

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Large Cap Value Index Fund	$--	$36,563	$604,407	$--	$(17,959)	$36,278	$2,507,977
Fidelity Large Cap Value Index Fund Premium Class	--	4,535,797	1,458,015	--	(20,280)	--	--
Total	$--	$4,572,360	$2,062,422	$--	$(38,239)	$36,278	$2,507,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,193,638)	$18,486,725
Affiliated issuers (cost $2,471,699)	2,507,977
Total Investment in Securities (cost $15,665,337)		$20,994,702
Receivable for investments sold		295,472
Receivable for fund shares sold		4,913
Dividends receivable		52,557
Interest receivable		456
Prepaid expenses		42
Other receivables		2,552
Total assets		21,350,694
Liabilities
Payable to custodian bank	$4,373
Payable for investments purchased	308,316
Payable for fund shares redeemed	16,502
Accrued management fee	13,326
Distribution and service plan fees payable	29
Other affiliated payables	2,889
Other payables and accrued expenses	16,453
Total liabilities		361,888
Net Assets		$20,988,806
Net Assets consist of:
Paid in capital		$15,040,231
Total distributable earnings (loss)		5,948,575
Net Assets		$20,988,806
Net Asset Value and Maximum Offering Price
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($20,704,315 ÷ 1,369,254 shares)		$15.12
Class L:
Net Asset Value, offering price and redemption price per share ($143,136 ÷ 9,468 shares)		$15.12
Class N:
Net Asset Value, offering price and redemption price per share ($141,355 ÷ 9,364 shares)		$15.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$229,438
Interest		2,775
Total income		232,213
Expenses
Management fee	$52,106
Transfer agent fees	13,747
Distribution and service plan fees	178
Accounting fees and expenses	4,158
Custodian fees and expenses	5,371
Independent trustees' fees and expenses	128
Registration fees	41,070
Audit	19,039
Legal	921
Miscellaneous	152
Total expenses before reductions	136,870
Expense reductions	(40,362)
Total expenses after reductions		96,508
Net investment income (loss)		135,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	539,451
Affiliated issuers	(38,239)
Futures contracts	33,384
Total net realized gain (loss)		534,596
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(556,043)
Affiliated issuers	36,278
Futures contracts	(1,539)
Total change in net unrealized appreciation (depreciation)		(521,304)
Net gain (loss)		13,292
Net increase (decrease) in net assets resulting from operations		$148,997

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,705	$285,714
Net realized gain (loss)	534,596	1,843,374
Change in net unrealized appreciation (depreciation)	(521,304)	835,442
Net increase (decrease) in net assets resulting from operations	148,997	2,964,530
Distributions to shareholders	(1,639,178)	–
Distributions to shareholders from net investment income	–	(270,623)
Distributions to shareholders from net realized gain	–	(568,917)
Total distributions	(1,639,178)	(839,540)
Share transactions - net increase (decrease)	2,911,731	(1,915,631)
Total increase (decrease) in net assets	1,421,550	209,359
Net Assets
Beginning of period	19,567,256	19,357,897
End of period	$20,988,806	$19,567,256
Other Information
Undistributed net investment income end of period		$130,790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.25	$14.92	$13.63	$14.83	$14.93	$13.32
Income from Investment Operations
Net investment income (loss)A	.10	.21	.21	.18	.16	.14
Net realized and unrealized gain (loss)	.06	1.77	1.95	(.65)	1.23	2.37
Total from investment operations	.16	1.98	2.16	(.47)	1.39	2.51
Distributions from net investment income	(.10)	(.21)	(.21)	(.16)	(.15)	(.14)
Distributions from net realized gain	(1.19)	(.44)	(.66)	(.57)	(1.35)	(.77)
Total distributions	(1.29)	(.65)	(.87)	(.73)	(1.49)B	(.90)C
Net asset value, end of period	$15.12	$16.25	$14.92	$13.63	$14.83	$14.93
Total ReturnD,E	1.02%	13.44%	16.46%	(3.12)%	9.78%	19.66%
Ratios to Average Net AssetsF
Expenses before reductions	1.28%G	1.24%	1.43%	1.32%	1.25%	1.32%
Expenses net of fee waivers, if any	.90%G	.90%	.90%	.97%	.97%	.97%
Expenses net of all reductions	.90%G	.90%	.90%	.97%	.97%	.97%
Net investment income (loss)	1.27%G	1.29%	1.45%	1.30%	1.08%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$20,704	$19,285	$15,006	$12,405	$17,235	$17,565
Portfolio turnover rateH	39%G	33%	27%	41%	36%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$16.25	$14.92	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.10	.21	.20	.17	.16	.08
Net realized and unrealized gain (loss)	.06	1.77	1.96	(.64)	1.23	1.38
Total from investment operations	.16	1.98	2.16	(.47)	1.39	1.46
Distributions from net investment income	(.10)	(.21)	(.21)	(.16)	(.15)	(.08)
Distributions from net realized gain	(1.19)	(.44)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(1.29)	(.65)	(.87)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$15.12	$16.25	$14.92	$13.63	$14.83	$14.93
Total ReturnD,E	1.02%	13.44%	16.46%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%G	1.20%	1.40%	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.90%	.90%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.90%	.90%	.97%	.97%	.97%G
Net investment income (loss)	1.27%G	1.29%	1.45%	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$143	$142	$125	$118	$121	$111
Portfolio turnover rateH	39%G	33%	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$16.23	$14.90	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.08	.17	.17	.14	.12	.06
Net realized and unrealized gain (loss)	.06	1.77	1.95	(.65)	1.23	1.38
Total from investment operations	.14	1.94	2.12	(.51)	1.35	1.44
Distributions from net investment income	(.09)	(.17)	(.18)	(.12)	(.11)	(.07)
Distributions from net realized gain	(1.19)	(.44)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(1.27)C	(.61)	(.83)D	(.69)	(1.46)	(.55)
Net asset value, end of period	$15.10	$16.23	$14.90	$13.61	$14.81	$14.92
Total ReturnE,F	.91%	13.18%	16.20%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsG
Expenses before reductions	1.48%H	1.45%	1.65%	1.53%	1.47%	1.63%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.22%	1.22%	1.22%H
Expenses net of all reductions	1.15%H	1.15%	1.15%	1.22%	1.22%	1.22%H
Net investment income (loss)	1.02%H	1.04%	1.20%	1.05%	.83%	.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$141	$140	$124	$117	$121	$111
Portfolio turnover rateI	39%H	33%	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.27 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $1.188 per share.

 D Total distributions of $.83 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.656 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Effective after the close of business on December 4, 2018, the Fund was closed to new accounts.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $361 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,739,996
Gross unrealized depreciation	(442,564)
Net unrealized appreciation (depreciation)	$5,297,432
Tax cost	$15,697,270

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $6,650,994 and $4,033,450, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .49% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc. and Boston Partners Global Investors, Inc. were retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers were not allocated any portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$178	$178

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$13,620.13
Class L	64.09
Class N	63.09
	$13,747

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.90%	$39,885
Class L	.90%	239
Class N	1.15%	238

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2018	Year ended May 31, 2018
Distributions to shareholders
Value Multi-Manager	$1,616,923	$–
Class L	11,257	–
Class N	10,998	–
Total	$1,639,178	$–
From net investment income
Value Multi-Manager	$–	$243,404
Class F	–	24,018
Class L	–	1,767
Class N	–	1,434
Total	$–	$270,623
From net realized gain
Value Multi-Manager	$–	$514,817
Class F	–	46,702
Class L	–	3,714
Class N	–	3,684
Total	$–	$568,917

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2018	Year ended May 31, 2018	Six months ended November 30, 2018	Year ended May 31, 2018
Value Multi-Manager
Shares sold	246,865	633,436	$3,894,133	$10,063,978
Reinvestment of distributions	107,365	47,908	1,616,923	758,221
Shares redeemed	(171,858)	(500,181)	(2,621,580)	(8,158,057)
Net increase (decrease)	182,372	181,163	$2,889,476	$2,664,142
Class F
Shares sold	–	75,439	$–	$1,186,153
Reinvestment of distributions	–	4,665	–	70,720
Shares redeemed	–	(353,595)	–	(5,847,245)
Net increase (decrease)	–	(273,491)	$–	$(4,590,372)
Class L
Reinvestment of distributions	748	348	$11,257	$5,481
Net increase (decrease)	748	348	$11,257	$5,481
Class N
Reinvestment of distributions	731	325	$10,998	$5,118
Net increase (decrease)	731	325	$10,998	$5,118

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Value Multi-Manager	.90%
Actual		$1,000.00	$1,010.20	$4.54
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class L	.90%
Actual		$1,000.00	$1,010.20	$4.54
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,009.10	$5.79
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC, Boston Partners Global Investors, Inc., Brandywine Global Investment Management, LLC, FIAM LLC, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., and LSV Asset Management (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the first quartile for the one-year period and the second quartile for the three- and five-year periods ended December 31, 2017. The Board also noted that the retail class had out-performed 80%, 74%, and 73% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the retail class was higher than its benchmark for the periods shown.

The Board noted that it had approved the liquidation of fund, which was expected to occur in December 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2019 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each class were above the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017. The Board considered that, in general, various factors can affect total expenses. The total expenses for the retail class and Class L ranked above the institutional load peer group; however, Fidelity believes the no-load universe to be a reasonable alternative classification for the retail class and Class L due to the fact that these do not have investment minimums, sales loads, or 12b-1 fees. The Board noted that, when compared to the no-load universe, the retail class and Class L rank below their respective no-load peer group medians. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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MMV-SANN-0119
1.931578.107

Strategic Advisers® Value Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)

% of fund's net assets
Fidelity Large Cap Value Index Fund	11.9
JPMorgan Chase & Co.	3.0
Pfizer, Inc.	2.2
Bank of America Corp.	2.0
Amgen, Inc.	1.8
Intel Corp.	1.8
Exxon Mobil Corp.	1.8
Cisco Systems, Inc.	1.7
Verizon Communications, Inc.	1.5
Johnson & Johnson	1.5
29.2

Top Five Market Sectors as of November 30, 2018

(stocks only)

% of fund's net assets
Financials	22.7
Health Care	13.6
Information Technology	13.3
Industrials	7.3
Consumer Discretionary	6.5

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	86.6%
Large Value Funds	11.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.6%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	3,300	$103,092
Verizon Communications, Inc.	5,300	319,590
		422,682
Entertainment - 0.9%
Cinemark Holdings, Inc.	42	1,612
The Madison Square Garden Co. (a)	15	4,050
The Walt Disney Co.	1,226	141,591
Viacom, Inc. Class B (non-vtg.)	1,135	35,026
		182,279
Interactive Media & Services - 0.4%
Twitter, Inc. (a)	2,650	83,343
Media - 0.7%
CBS Corp. Class B	228	12,353
Comcast Corp. Class A	2,691	104,976
Gannett Co., Inc.	600	6,222
Interpublic Group of Companies, Inc.	320	7,520
Omnicom Group, Inc.	152	11,699
Tegna, Inc.	1,200	15,948
		158,718

TOTAL COMMUNICATION SERVICES		847,022

CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.7%
Aptiv PLC	210	15,099
BorgWarner, Inc.	1,275	50,465
Gentex Corp.	229	5,157
Lear Corp.	300	40,875
The Goodyear Tire & Rubber Co.	1,700	39,372
		150,968
Automobiles - 1.0%
Ford Motor Co.	6,416	60,375
General Motors Co.	2,982	113,167
Harley-Davidson, Inc.	997	42,163
		215,705
Distributors - 0.1%
Genuine Parts Co.	98	10,164
Diversified Consumer Services - 0.0%
H&R Block, Inc.	122	3,295
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	400	20,432
Carnival Corp.	445	26,829
Hyatt Hotels Corp. Class A	30	2,139
Las Vegas Sands Corp.	196	10,768
Norwegian Cruise Line Holdings Ltd. (a)	178	9,135
Royal Caribbean Cruises Ltd.	178	20,126
U.S. Foods Holding Corp. (a)	79	2,621
Wyndham Destinations, Inc.	300	12,441
		104,491
Household Durables - 1.4%
D.R. Horton, Inc.	252	9,379
Garmin Ltd.	149	9,932
Leggett & Platt, Inc.	88	3,409
Lennar Corp.:
Class A	1,820	77,769
Class B	38	1,313
Newell Brands, Inc.	277	6,482
NVR, Inc. (a)	2	4,900
PulteGroup, Inc.	1,766	46,834
Sony Corp. sponsored ADR	1,950	102,999
Whirlpool Corp.	300	37,839
		300,856
Leisure Products - 0.0%
Brunswick Corp.	73	3,872
Polaris Industries, Inc.	37	3,589
		7,461
Multiline Retail - 1.2%
Dillard's, Inc. Class A	300	20,817
Kohl's Corp.	1,226	82,350
Macy's, Inc.	692	23,680
Nordstrom, Inc.	139	7,349
Target Corp.	1,653	117,297
		251,493
Specialty Retail - 1.5%
AutoZone, Inc. (a)	23	18,609
Best Buy Co., Inc.	1,044	67,432
CarMax, Inc. (a)	151	9,977
Foot Locker, Inc.	76	4,286
Gap, Inc.	324	8,842
Home Depot, Inc.	580	104,586
Lowe's Companies, Inc.	621	58,604
Penske Automotive Group, Inc.	800	34,880
Williams-Sonoma, Inc.	20	1,133
		308,349
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	35	3,238
Hanesbrands, Inc.	214	3,405
PVH Corp.	64	7,073
Ralph Lauren Corp.	32	3,565
		17,281

TOTAL CONSUMER DISCRETIONARY		1,370,063

CONSUMER STAPLES - 5.8%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	116	7,629
The Coca-Cola Co.	2,472	124,589
		132,218
Food & Staples Retailing - 2.0%
Kroger Co.	5,717	169,566
Walgreens Boots Alliance, Inc.	2,868	242,834
		412,400
Food Products - 1.8%
Archer Daniels Midland Co.	1,366	62,863
Bunge Ltd.	94	5,365
Campbell Soup Co.	178	6,978
Ingredion, Inc.	300	31,338
Kellogg Co.	231	14,703
Mondelez International, Inc.	2,798	125,854
Pilgrim's Pride Corp. (a)	1,700	33,728
The J.M. Smucker Co.	495	51,732
Tyson Foods, Inc. Class A	700	41,265
		373,826
Household Products - 0.3%
Kimberly-Clark Corp.	626	72,222
Personal Products - 0.5%
Unilever NV (NY Reg.)	1,790	99,363
Tobacco - 0.6%
Altria Group, Inc.	1,114	61,081
Philip Morris International, Inc.	845	73,118
		134,199

TOTAL CONSUMER STAPLES		1,224,228

ENERGY - 6.3%
Energy Equipment & Services - 0.4%
Halliburton Co.	1,945	61,131
Helmerich & Payne, Inc.	91	5,515
National Oilwell Varco, Inc.	317	10,179
		76,825
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp. (a)	91	1,195
Apache Corp.	225	7,904
Carrizo Oil & Gas, Inc. (a)	2,500	42,775
Chevron Corp.	2,183	259,646
ConocoPhillips Co.	969	64,128
Devon Energy Corp.	331	8,947
Exxon Mobil Corp.	4,622	367,449
Hess Corp.	263	14,173
HollyFrontier Corp.	135	8,433
Kinder Morgan, Inc.	1,308	22,328
Marathon Oil Corp.	708	11,817
Marathon Petroleum Corp.	800	52,128
Murphy Oil Corp.	117	3,732
Noble Energy, Inc.	176	4,178
PBF Energy, Inc. Class A	1,900	73,492
Phillips 66 Co.	1,493	139,625
Pioneer Natural Resources Co.	395	58,361
Valero Energy Corp.	1,350	107,865
		1,248,176

TOTAL ENERGY		1,325,001

FINANCIALS - 22.7%
Banks - 12.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	70,908
Bank of America Corp.	15,144	430,090
BB&T Corp.	1,549	79,154
BOK Financial Corp.	625	52,688
CIT Group, Inc.	109	5,061
Citigroup, Inc.	4,757	308,206
Citizens Financial Group, Inc.	1,806	65,666
Comerica, Inc.	123	9,739
Commerce Bancshares, Inc.	79	4,979
Cullen/Frost Bankers, Inc.	653	65,509
East West Bancorp, Inc.	1,541	82,736
Fifth Third Bancorp	2,188	61,111
Huntington Bancshares, Inc.	894	13,043
JPMorgan Chase & Co.	5,572	619,551
KeyCorp	2,784	51,059
M&T Bank Corp.	125	21,126
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	52,442
PNC Financial Services Group, Inc.	794	107,809
Prosperity Bancshares, Inc.	58	4,025
Regions Financial Corp.	5,845	96,150
SunTrust Banks, Inc.	1,590	99,677
Synovus Financial Corp.	96	3,630
U.S. Bancorp	1,377	74,991
Umpqua Holdings Corp.	142	2,732
Webster Financial Corp.	77	4,633
Wells Fargo & Co.	4,677	253,868
Western Alliance Bancorp. (a)	71	3,328
Zions Bancorporation	165	8,029
		2,651,940
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,417	183,856
Bank of New York Mellon Corp.	845	43,357
BlackRock, Inc. Class A	58	24,825
Brighthouse Financial, Inc. (a)	118	4,751
E*TRADE Financial Corp.	215	11,242
Franklin Resources, Inc.	210	7,117
Goldman Sachs Group, Inc.	517	98,587
Lazard Ltd. Class A	108	4,333
Legg Mason, Inc.	1,300	37,661
LPL Financial	51	3,273
Morgan Stanley	2,807	124,603
Northern Trust Corp.	161	15,976
Raymond James Financial, Inc.	101	8,053
State Street Corp.	400	29,208
T. Rowe Price Group, Inc.	189	18,779
The NASDAQ OMX Group, Inc.	108	9,863
		625,484
Consumer Finance - 2.0%
Ally Financial, Inc.	362	9,658
American Express Co.	723	81,171
Capital One Financial Corp.	2,198	197,117
Credit Acceptance Corp. (a)	13	5,322
Discover Financial Services	1,316	93,831
Navient Corp.	1,100	12,650
Santander Consumer U.S.A. Holdings, Inc.	300	5,835
Synchrony Financial	315	8,184
		413,768
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,115
Jefferies Financial Group, Inc.	297	6,489
Voya Financial, Inc.	146	6,563
		16,167
Insurance - 4.6%
AFLAC, Inc.	1,650	75,471
Alleghany Corp.	13	8,203
Allstate Corp.	802	71,530
American Financial Group, Inc.	145	14,842
Assurant, Inc.	400	38,896
Athene Holding Ltd. (a)	98	4,262
Axis Capital Holdings Ltd.	600	33,210
Chubb Ltd.	1,032	138,020
Cincinnati Financial Corp.	137	11,197
Everest Re Group Ltd.	167	37,087
FNF Group	195	6,552
Hartford Financial Services Group, Inc.	1,198	52,940
Lincoln National Corp.	1,282	80,728
Loews Corp.	274	13,168
Markel Corp. (a)	10	11,441
MetLife, Inc.	1,677	74,845
Progressive Corp.	235	15,578
Prudential Financial, Inc.	1,052	98,636
Reinsurance Group of America, Inc.	55	8,216
RenaissanceRe Holdings Ltd.	26	3,448
The Travelers Companies, Inc.	802	104,557
Torchmark Corp.	233	20,134
Unum Group	800	28,728
W.R. Berkley Corp.	101	7,957
		959,646
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	5,300	53,212
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,100	38,640

TOTAL FINANCIALS		4,758,857

HEALTH CARE - 13.6%
Biotechnology - 3.9%
AbbVie, Inc.	2,608	245,856
Amgen, Inc.	1,814	377,766
Biogen, Inc. (a)	176	58,735
Gilead Sciences, Inc.	1,789	128,701
United Therapeutics Corp. (a)	11	1,299
		812,357
Health Care Equipment & Supplies - 1.3%
Danaher Corp.	1,289	141,197
Medtronic PLC	1,280	124,838
		266,035
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	1,883	63,966
AmerisourceBergen Corp.	126	11,201
Anthem, Inc.	213	61,785
Cardinal Health, Inc.	400	21,932
Cigna Corp.	203	45,346
CVS Health Corp.	83	6,657
DaVita HealthCare Partners, Inc. (a)	152	10,041
Express Scripts Holding Co. (a)	1,272	129,070
HCA Holdings, Inc.	992	142,838
Laboratory Corp. of America Holdings (a)	85	12,379
McKesson Corp.	457	56,897
Quest Diagnostics, Inc.	104	9,211
		571,323
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	1,050	56,133
Johnson & Johnson	2,120	311,428
Mallinckrodt PLC (a)	1,200	28,548
Merck & Co., Inc.	2,793	221,597
Mylan NV (a)	447	15,135
Novartis AG sponsored ADR	1,040	95,191
Perrigo Co. PLC	117	7,287
Pfizer, Inc.	10,062	465,166
		1,200,485

TOTAL HEALTH CARE		2,850,200

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.5%
General Dynamics Corp.	663	122,582
Huntington Ingalls Industries, Inc.	190	40,945
Lockheed Martin Corp.	169	50,773
Northrop Grumman Corp.	63	16,372
Spirit AeroSystems Holdings, Inc. Class A	795	65,095
Triumph Group, Inc.	700	11,767
		307,534
Air Freight & Logistics - 0.7%
FedEx Corp.	328	75,112
United Parcel Service, Inc. Class B	574	66,176
		141,288
Airlines - 1.0%
Alaska Air Group, Inc.	45	3,297
Delta Air Lines, Inc.	1,589	96,468
JetBlue Airways Corp. (a)	239	4,665
Southwest Airlines Co.	490	26,759
United Continental Holdings, Inc. (a)	885	85,580
		216,769
Building Products - 0.5%
Johnson Controls International PLC	3,218	111,922
Commercial Services & Supplies - 0.2%
Deluxe Corp.	500	25,175
LSC Communications, Inc.	187	1,874
R.R. Donnelley & Sons Co.	500	3,165
		30,214
Construction & Engineering - 0.0%
AECOM (a)	80	2,573
Quanta Services, Inc.	60	2,106
		4,679
Electrical Equipment - 0.5%
Acuity Brands, Inc.	24	3,120
Eaton Corp. PLC	1,367	105,177
Hubbell, Inc. Class B	37	4,076
		112,373
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	51	5,382
Honeywell International, Inc.	597	87,610
		92,992
Machinery - 2.1%
AGCO Corp.	500	29,840
Allison Transmission Holdings, Inc.	117	5,512
Caterpillar, Inc.	70	9,497
Crane Co.	35	3,023
Cummins, Inc.	550	83,083
Deere & Co.	191	29,582
Dover Corp.	103	8,744
Ingersoll-Rand PLC	208	21,532
Lincoln Electric Holdings, Inc.	23	1,977
Oshkosh Corp.	1,443	102,929
PACCAR, Inc.	293	18,230
Parker Hannifin Corp.	692	119,052
Pentair PLC	120	5,124
Snap-On, Inc.	47	7,813
WABCO Holdings, Inc. (a)	31	3,765
		449,703
Road & Rail - 0.2%
AMERCO	16	5,543
Kansas City Southern	70	7,214
Ryder System, Inc.	400	22,628
		35,385
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	26,110

TOTAL INDUSTRIALS		1,528,969

INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	7,516	359,791
Juniper Networks, Inc.	233	6,689
Motorola Solutions, Inc.	28	3,675
		370,155
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	573	44,104
CDW Corp.	124	11,492
Corning, Inc.	2,852	91,891
Dell Technologies, Inc. (a)	278	29,323
Flextronics International Ltd. (a)	1,600	14,000
Tech Data Corp. (a)	400	35,980
Vishay Intertechnology, Inc.	1,300	27,105
		253,895
IT Services - 1.4%
Alliance Data Systems Corp.	46	9,217
DXC Technology Co.	163	10,276
IBM Corp.	1,172	145,644
PayPal Holdings, Inc. (a)	1,420	121,850
Perspecta, Inc.	81	1,710
The Western Union Co.	383	7,174
		295,871
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	1,200	44,736
Cirrus Logic, Inc. (a)	600	22,464
Intel Corp.	7,501	369,874
KLA-Tencor Corp.	132	13,010
Lam Research Corp.	437	68,592
Microchip Technology, Inc.	1,420	106,500
Qorvo, Inc. (a)	100	6,581
Skyworks Solutions, Inc.	800	58,216
Teradyne, Inc.	163	5,817
Texas Instruments, Inc.	353	35,247
		731,037
Software - 3.1%
Adobe, Inc. (a)	824	206,733
ANSYS, Inc. (a)	705	114,224
Microsoft Corp.	1,620	179,642
Oracle Corp.	3,223	157,153
		657,752
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	1,248	222,868
Hewlett Packard Enterprise Co.	2,909	43,635
HP, Inc.	3,671	84,433
NCR Corp. (a)	1,100	30,481
Seagate Technology LLC	900	38,781
Western Digital Corp.	500	22,695
Xerox Corp.	1,091	29,370
		472,263

TOTAL INFORMATION TECHNOLOGY		2,780,973

MATERIALS - 3.1%
Chemicals - 1.8%
Celanese Corp. Class A	513	51,777
Eastman Chemical Co.	719	56,672
FMC Corp.	80	6,619
Huntsman Corp.	1,500	30,330
LyondellBasell Industries NV Class A	1,066	99,468
PPG Industries, Inc.	1,168	127,697
		372,563
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	480	91,531
Containers & Packaging - 0.6%
Avery Dennison Corp.	32	3,085
International Paper Co.	824	38,061
Packaging Corp. of America	472	46,171
Sealed Air Corp.	93	3,397
Sonoco Products Co.	78	4,488
WestRock Co.	511	24,073
		119,275
Metals & Mining - 0.2%
Newmont Mining Corp.	356	11,513
Nucor Corp.	265	16,009
Reliance Steel & Aluminum Co.	60	4,827
Steel Dynamics, Inc.	198	6,970
		39,319
Paper & Forest Products - 0.1%
Domtar Corp.	500	21,790

TOTAL MATERIALS		644,478

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
DDR Corp.	3,050	37,942
Equity Lifestyle Properties, Inc.	573	57,031
Hospitality Properties Trust (SBI)	1,100	29,524
Host Hotels & Resorts, Inc.	2,400	45,600
Mack-Cali Realty Corp.	1,000	21,660
Medical Properties Trust, Inc.	1,100	18,997
Sun Communities, Inc.	547	56,943
VEREIT, Inc.	5,100	39,015
		306,712
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	45	1,966
Howard Hughes Corp. (a)	11	1,218
Jones Lang LaSalle, Inc.	38	5,442
Retail Value, Inc.	305	8,842
		17,468

TOTAL REAL ESTATE		324,180

UTILITIES - 2.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	385	29,930
Duke Energy Corp.	467	41,362
Entergy Corp.	900	78,354
Eversource Energy	249	17,017
Exelon Corp.	1,900	88,141
FirstEnergy Corp.	1,900	71,877
OGE Energy Corp.	133	5,269
Pinnacle West Capital Corp.	87	7,774
Xcel Energy, Inc.	368	19,302
		359,026
Gas Utilities - 0.4%
National Fuel Gas Co.	1,462	78,729
UGI Corp.	115	6,607
		85,336
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	447	6,924
Multi-Utilities - 0.4%
Ameren Corp.	202	13,861
DTE Energy Co.	140	16,764
Public Service Enterprise Group, Inc.	421	23,534
WEC Energy Group, Inc.	263	19,062
		73,221

TOTAL UTILITIES		524,507

TOTAL COMMON STOCKS
(Cost $12,885,391)		18,178,478

Equity Funds - 11.9%
Large Value Funds - 11.9%
Fidelity Large Cap Value Index Fund (b)
(Cost $2,471,699)	204,400	2,507,977

Money Market Funds - 1.5%
Invesco Government & Agency Portfolio Institutional Class 2.12% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (c)	308,237	308,237
TOTAL MONEY MARKET FUNDS
(Cost $308,247)		308,247
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,665,337)		20,994,702
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,896)
NET ASSETS - 100%		$20,988,806

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Large Cap Value Index Fund	$--	$36,563	$604,407	$--	$(17,959)	$36,278	$2,507,977
Fidelity Large Cap Value Index Fund Premium Class	--	4,535,797	1,458,015	--	(20,280)	--	--
Total	$--	$4,572,360	$2,062,422	$--	$(38,239)	$36,278	$2,507,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,193,638)	$18,486,725
Affiliated issuers (cost $2,471,699)	2,507,977
Total Investment in Securities (cost $15,665,337)		$20,994,702
Receivable for investments sold		295,472
Receivable for fund shares sold		4,913
Dividends receivable		52,557
Interest receivable		456
Prepaid expenses		42
Other receivables		2,552
Total assets		21,350,694
Liabilities
Payable to custodian bank	$4,373
Payable for investments purchased	308,316
Payable for fund shares redeemed	16,502
Accrued management fee	13,326
Distribution and service plan fees payable	29
Other affiliated payables	2,889
Other payables and accrued expenses	16,453
Total liabilities		361,888
Net Assets		$20,988,806
Net Assets consist of:
Paid in capital		$15,040,231
Total distributable earnings (loss)		5,948,575
Net Assets		$20,988,806
Net Asset Value and Maximum Offering Price
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($20,704,315 ÷ 1,369,254 shares)		$15.12
Class L:
Net Asset Value, offering price and redemption price per share ($143,136 ÷ 9,468 shares)		$15.12
Class N:
Net Asset Value, offering price and redemption price per share ($141,355 ÷ 9,364 shares)		$15.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$229,438
Interest		2,775
Total income		232,213
Expenses
Management fee	$52,106
Transfer agent fees	13,747
Distribution and service plan fees	178
Accounting fees and expenses	4,158
Custodian fees and expenses	5,371
Independent trustees' fees and expenses	128
Registration fees	41,070
Audit	19,039
Legal	921
Miscellaneous	152
Total expenses before reductions	136,870
Expense reductions	(40,362)
Total expenses after reductions		96,508
Net investment income (loss)		135,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	539,451
Affiliated issuers	(38,239)
Futures contracts	33,384
Total net realized gain (loss)		534,596
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(556,043)
Affiliated issuers	36,278
Futures contracts	(1,539)
Total change in net unrealized appreciation (depreciation)		(521,304)
Net gain (loss)		13,292
Net increase (decrease) in net assets resulting from operations		$148,997

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,705	$285,714
Net realized gain (loss)	534,596	1,843,374
Change in net unrealized appreciation (depreciation)	(521,304)	835,442
Net increase (decrease) in net assets resulting from operations	148,997	2,964,530
Distributions to shareholders	(1,639,178)	–
Distributions to shareholders from net investment income	–	(270,623)
Distributions to shareholders from net realized gain	–	(568,917)
Total distributions	(1,639,178)	(839,540)
Share transactions - net increase (decrease)	2,911,731	(1,915,631)
Total increase (decrease) in net assets	1,421,550	209,359
Net Assets
Beginning of period	19,567,256	19,357,897
End of period	$20,988,806	$19,567,256
Other Information
Undistributed net investment income end of period		$130,790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.25	$14.92	$13.63	$14.83	$14.93	$13.32
Income from Investment Operations
Net investment income (loss)A	.10	.21	.21	.18	.16	.14
Net realized and unrealized gain (loss)	.06	1.77	1.95	(.65)	1.23	2.37
Total from investment operations	.16	1.98	2.16	(.47)	1.39	2.51
Distributions from net investment income	(.10)	(.21)	(.21)	(.16)	(.15)	(.14)
Distributions from net realized gain	(1.19)	(.44)	(.66)	(.57)	(1.35)	(.77)
Total distributions	(1.29)	(.65)	(.87)	(.73)	(1.49)B	(.90)C
Net asset value, end of period	$15.12	$16.25	$14.92	$13.63	$14.83	$14.93
Total ReturnD,E	1.02%	13.44%	16.46%	(3.12)%	9.78%	19.66%
Ratios to Average Net AssetsF
Expenses before reductions	1.28%G	1.24%	1.43%	1.32%	1.25%	1.32%
Expenses net of fee waivers, if any	.90%G	.90%	.90%	.97%	.97%	.97%
Expenses net of all reductions	.90%G	.90%	.90%	.97%	.97%	.97%
Net investment income (loss)	1.27%G	1.29%	1.45%	1.30%	1.08%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$20,704	$19,285	$15,006	$12,405	$17,235	$17,565
Portfolio turnover rateH	39%G	33%	27%	41%	36%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$16.25	$14.92	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.10	.21	.20	.17	.16	.08
Net realized and unrealized gain (loss)	.06	1.77	1.96	(.64)	1.23	1.38
Total from investment operations	.16	1.98	2.16	(.47)	1.39	1.46
Distributions from net investment income	(.10)	(.21)	(.21)	(.16)	(.15)	(.08)
Distributions from net realized gain	(1.19)	(.44)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(1.29)	(.65)	(.87)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$15.12	$16.25	$14.92	$13.63	$14.83	$14.93
Total ReturnD,E	1.02%	13.44%	16.46%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%G	1.20%	1.40%	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.90%	.90%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.90%	.90%	.97%	.97%	.97%G
Net investment income (loss)	1.27%G	1.29%	1.45%	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$143	$142	$125	$118	$121	$111
Portfolio turnover rateH	39%G	33%	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$16.23	$14.90	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.08	.17	.17	.14	.12	.06
Net realized and unrealized gain (loss)	.06	1.77	1.95	(.65)	1.23	1.38
Total from investment operations	.14	1.94	2.12	(.51)	1.35	1.44
Distributions from net investment income	(.09)	(.17)	(.18)	(.12)	(.11)	(.07)
Distributions from net realized gain	(1.19)	(.44)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(1.27)C	(.61)	(.83)D	(.69)	(1.46)	(.55)
Net asset value, end of period	$15.10	$16.23	$14.90	$13.61	$14.81	$14.92
Total ReturnE,F	.91%	13.18%	16.20%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsG
Expenses before reductions	1.48%H	1.45%	1.65%	1.53%	1.47%	1.63%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.22%	1.22%	1.22%H
Expenses net of all reductions	1.15%H	1.15%	1.15%	1.22%	1.22%	1.22%H
Net investment income (loss)	1.02%H	1.04%	1.20%	1.05%	.83%	.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$141	$140	$124	$117	$121	$111
Portfolio turnover rateI	39%H	33%	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.27 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $1.188 per share.

 D Total distributions of $.83 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.656 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Effective after the close of business on December 4, 2018, the Fund was closed to new accounts.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $361 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,739,996
Gross unrealized depreciation	(442,564)
Net unrealized appreciation (depreciation)	$5,297,432
Tax cost	$15,697,270

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $6,650,994 and $4,033,450, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers LLC (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .49% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc. and Boston Partners Global Investors, Inc. were retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers were not allocated any portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$178	$178

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. Each class does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$13,620.13
Class L	64.09
Class N	63.09
	$13,747

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.90%	$39,885
Class L	.90%	239
Class N	1.15%	238

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2018	Year ended May 31, 2018
Distributions to shareholders
Value Multi-Manager	$1,616,923	$–
Class L	11,257	–
Class N	10,998	–
Total	$1,639,178	$–
From net investment income
Value Multi-Manager	$–	$243,404
Class F	–	24,018
Class L	–	1,767
Class N	–	1,434
Total	$–	$270,623
From net realized gain
Value Multi-Manager	$–	$514,817
Class F	–	46,702
Class L	–	3,714
Class N	–	3,684
Total	$–	$568,917

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2018	Year ended May 31, 2018	Six months ended November 30, 2018	Year ended May 31, 2018
Value Multi-Manager
Shares sold	246,865	633,436	$3,894,133	$10,063,978
Reinvestment of distributions	107,365	47,908	1,616,923	758,221
Shares redeemed	(171,858)	(500,181)	(2,621,580)	(8,158,057)
Net increase (decrease)	182,372	181,163	$2,889,476	$2,664,142
Class F
Shares sold	–	75,439	$–	$1,186,153
Reinvestment of distributions	–	4,665	–	70,720
Shares redeemed	–	(353,595)	–	(5,847,245)
Net increase (decrease)	–	(273,491)	$–	$(4,590,372)
Class L
Reinvestment of distributions	748	348	$11,257	$5,481
Net increase (decrease)	748	348	$11,257	$5,481
Class N
Reinvestment of distributions	731	325	$10,998	$5,118
Net increase (decrease)	731	325	$10,998	$5,118

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2018, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on December 12, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Value Multi-Manager	.90%
Actual		$1,000.00	$1,010.20	$4.54
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class L	.90%
Actual		$1,000.00	$1,010.20	$4.54
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,009.10	$5.79
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC, Boston Partners Global Investors, Inc., Brandywine Global Investment Management, LLC, FIAM LLC, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., and LSV Asset Management (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the first quartile for the one-year period and the second quartile for the three- and five-year periods ended December 31, 2017. The Board also noted that the retail class had out-performed 80%, 74%, and 73% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the retail class was higher than its benchmark for the periods shown.

The Board noted that it had approved the liquidation of fund, which was expected to occur in December 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2019 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each class were above the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017. The Board considered that, in general, various factors can affect total expenses. The total expenses for the retail class and Class L ranked above the institutional load peer group; however, Fidelity believes the no-load universe to be a reasonable alternative classification for the retail class and Class L due to the fact that these do not have investment minimums, sales loads, or 12b-1 fees. The Board noted that, when compared to the no-load universe, the retail class and Class L rank below their respective no-load peer group medians. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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MMV-L-MMV-N-SANN-0119
1.9585617.105

Strategic Advisers® Short Duration Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)

% of fund's net assets
PIMCO Short-Term Fund - Administrator Class	24.6
Fidelity Short-Term Bond Fund	8.0
BlackRock Low Duration Bond Portfolio Investor A Shares	6.5
PIMCO Enhanced Short Maturity Active ETF	4.6
Fidelity Conservative Income Bond Fund Institutional Class	4.4
Fidelity Floating Rate High Income Fund	4.3
Metropolitan West Low Duration Bond Fund - Class M	4.3
Prudential Short-Term Corporate Bond Fund, Inc. Class A	2.1
Janus Henderson Short-Term Bond Fund T Shares	1.0
iShares Short Maturity Bond ETF	0.9
60.7

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Corporate Bonds	23.0%
U.S. Government and U.S. Government Agency Obligations	2.0%
Asset-Backed Securities	8.5%
CMOs and Other Mortgage Related Securities	1.2%
Bank Loan Funds	4.3%
Other Investments	0.1%
Short-Term Funds	57.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
BellSouth Corp. 4.333% 4/26/19 (a)(b)	$10,000,000	$10,052,800
British Telecommunications PLC 2.35% 2/14/19	5,000,000	4,990,815
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 3.0288% 1/17/20 (a)(b)(c)	10,000,000	10,022,485
SBA Tower Trust:
2.877% 7/15/46 (a)	370,000	361,135
3.156% 10/15/20 (a)	265,000	261,940
3.448% 3/15/48 (a)	880,000	866,942
Telefonica Emisiones S.A.U. 5.134% 4/27/20	565,000	576,618
Telefonos de Mexico SA de CV 5.5% 11/15/19	1,045,000	1,061,218
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 3.2031% 5/22/20 (b)(c)	25,000,000	25,053,983
		53,247,936
Entertainment - 0.3%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.796% 4/1/21 (a)(b)(c)	23,029,000	23,003,715
NBCUniversal, Inc. 5.15% 4/30/20	1,521,000	1,559,155
Viacom, Inc.:
2.75% 12/15/19	1,749,000	1,739,635
5.625% 9/15/19	630,000	642,529
		26,945,034
Interactive Media & Services - 0.1%
Baidu.com, Inc. 2.75% 6/9/19	2,665,000	2,656,283
Tencent Holdings Ltd.:
2.875% 2/11/20 (a)	1,555,000	1,545,515
3.375% 5/2/19 (a)	1,080,000	1,080,389
		5,282,187
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	1,395,000	1,389,842
4.464% 7/23/22	1,510,000	1,512,413
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.7383% 10/1/20 (b)(c)	7,282,000	7,278,359
3 month U.S. LIBOR + 0.440% 2.8483% 10/1/21 (b)(c)	8,940,000	8,940,358
3.7% 4/15/24	1,715,000	1,709,650
Discovery Communications LLC:
3 month U.S. LIBOR + 0.710% 3.0475% 9/20/19 (b)(c)	3,399,000	3,403,936
2.2% 9/20/19	565,000	559,951
Interpublic Group of Companies, Inc. 3.5% 10/1/20	295,000	294,307
Omnicom Group, Inc.:
4.45% 8/15/20	735,000	748,029
6.25% 7/15/19	1,350,000	1,374,586
RELX Capital, Inc. 3.5% 3/16/23	575,000	563,236
SES Global Americas Holdings GP 2.5% 3/25/19 (a)	380,000	378,904
Time Warner Cable, Inc.:
8.25% 4/1/19	2,344,000	2,380,310
8.75% 2/14/19	1,055,000	1,065,704
		31,599,585
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
5% 10/16/19	180,000	182,497
5% 3/30/20	1,190,000	1,207,729
Axiata SPV2 Bhd 3.466% 11/19/20 (Reg. S)	245,000	243,696
		1,633,922

TOTAL COMMUNICATION SERVICES		118,708,664

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Aptiv PLC 3.15% 11/19/20	1,130,000	1,116,929
Automobiles - 1.4%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.619% 1/22/19 (b)(c)	5,000,000	4,999,735
3 month U.S. LIBOR + 0.150% 2.7958% 2/21/20 (b)(c)	5,000,000	4,993,763
3 month U.S. LIBOR + 0.260% 2.5941% 6/16/20 (b)(c)	5,000,000	4,997,056
3 month U.S. LIBOR + 0.290% 2.6122% 12/10/21 (b)(c)	5,000,000	4,972,891
3 month U.S. LIBOR + 0.825% 3.5019% 2/22/19 (b)(c)	8,351,000	8,360,906
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.7881% 4/6/20 (a)(b)(c)	7,796,000	7,789,935
3 month U.S. LIBOR + 0.410% 2.8352% 4/12/21 (a)(b)(c)	11,110,000	11,048,895
3 month U.S. LIBOR + 0.500% 3.1181% 8/13/21 (a)(b)(c)	830,000	822,366
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 3.1115% 5/5/20 (a)(b)(c)	9,640,000	9,626,246
3 month U.S. LIBOR + 0.620% 3.1404% 10/30/19 (a)(b)(c)	5,000,000	5,009,733
3 month U.S. LIBOR + 0.630% 3.0381% 1/6/20 (a)(b)(c)	10,000,000	10,023,000
2.2% 5/5/20 (a)	1,420,000	1,395,053
2.3% 2/12/21 (a)	995,000	964,999
3.1% 5/4/20 (a)	765,000	759,971
3.75% 11/5/21 (a)	325,000	323,534
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.2581% 4/9/21 (b)(c)	5,428,000	5,391,185
3 month U.S. LIBOR + 0.930% 3.3663% 4/13/20 (b)(c)	11,000,000	10,991,013
3 month U.S. LIBOR + 1.270% 3.6775% 10/4/19 (b)(c)	5,000,000	5,022,469
3.1% 1/15/19	805,000	804,784
3.2% 7/13/20	1,570,000	1,553,112
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.500% 3.1458% 5/21/20 (a)(b)(c)	795,000	795,726
3 month U.S. LIBOR + 0.940% 3.6551% 3/2/21 (a)(b)(c)	995,000	994,995
Nissan Motor Acceptance Corp.:
2.15% 9/28/20 (a)	450,000	436,406
3.65% 9/21/21 (a)	580,000	574,431
PACCAR Financial Corp. 3.1% 5/10/21	1,260,000	1,255,093
Volkswagen Group of America Finance LLC 3.875% 11/13/20 (a)	980,000	980,594
		104,887,891
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC 2.35% 10/15/19 (a)	225,000	222,950
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	244,598
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	481,669
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,948,809
eBay, Inc. 2.15% 6/5/20	805,000	790,279
Expedia, Inc. 5.95% 8/15/20	335,000	347,428
JD.com, Inc. 3.125% 4/29/21	1,375,000	1,327,312
QVC, Inc. 3.125% 4/1/19	3,595,000	3,588,811
		8,002,639
Multiline Retail - 0.0%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.1488% 4/17/20 (b)(c)	1,250,000	1,250,025
Specialty Retail - 0.2%
AutoZone, Inc. 1.625% 4/21/19	145,000	144,100
Home Depot, Inc. 0.310% x 3 month U.S. LIBOR 2.9816% 3/1/22 (b)(c)	10,000,000	10,000,000
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (a)	725,000	715,115
		10,859,215
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (a)	2,005,000	1,999,186

TOTAL CONSUMER DISCRETIONARY		129,065,102

CONSUMER STAPLES - 1.1%
Beverages - 0.4%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.2093% 11/15/21 (b)(c)	5,000,000	4,966,044
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.88% 5/18/20 (b)(c)	10,000,000	9,994,074
Maple Escrow Subsidiary, Inc. 3.551% 5/25/21 (a)	1,645,000	1,630,088
Molson Coors Brewing Co. 2.25% 3/15/20	910,000	894,105
PepsiCo, Inc. 3 month U.S. LIBOR + 0.590% 3.2669% 2/22/19 (b)(c)	15,000,000	15,017,973
		32,502,284
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 2.8343% 12/13/19 (a)(b)(c)	3,676,000	3,675,405
Kroger Co.:
1.5% 9/30/19	576,000	567,545
2.3% 1/15/19	350,000	349,781
Walmart, Inc. 3.125% 6/23/21	1,180,000	1,179,177
		5,771,908
Food Products - 0.3%
Bunge Ltd. Finance Corp. 3.5% 11/24/20	795,000	790,889
Campbell Soup Co.:
3 month U.S. LIBOR + 0.500% 2.8341% 3/16/20 (b)(c)	1,005,000	1,001,829
3 month U.S. LIBOR + 0.630% 2.9641% 3/15/21 (b)(c)	1,005,000	996,952
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.219% 10/22/20 (b)(c)	5,641,000	5,629,600
Danone SA 1.691% 10/30/19 (a)	2,430,000	2,393,190
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.9764% 4/16/21 (b)(c)	8,169,000	8,133,431
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 3.1566% 5/30/19 (b)(c)	3,826,000	3,826,369
2.25% 8/23/21	600,000	576,580
		23,348,840
Tobacco - 0.3%
Bat Capital Corp.:
3 month U.S. LIBOR + 0.590% 3.2041% 8/14/20 (b)(c)	5,000,000	4,991,500
2.297% 8/14/20	2,575,000	2,504,957
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	1,940,000	1,905,688
Philip Morris International, Inc. 1.875% 11/1/19	10,000,000	9,884,870
Reynolds American, Inc.:
3.25% 6/12/20	310,000	307,286
8.125% 6/23/19	360,000	368,586
		19,962,887

TOTAL CONSUMER STAPLES		81,585,919

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
6.95% 6/15/19	310,000	314,995
8.7% 3/15/19	423,000	429,582
Cenovus Energy, Inc. 5.7% 10/15/19	1,273,077	1,293,504
Chevron Corp. 3 month U.S. LIBOR + 0.480% 2.8008% 3/3/22 (b)(c)	4,700,000	4,728,084
China Shenhua Overseas Capital Co. Ltd. 3.125% 1/20/20 (Reg. S)	1,740,000	1,722,990
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,135,000	1,129,748
Enable Midstream Partners LP 2.4% 5/15/19 (b)	630,000	626,123
Enbridge Energy Partners LP 9.875% 3/1/19	1,710,000	1,736,680
Encana Corp. 6.5% 5/15/19	2,135,000	2,165,704
Eni SpA 4% 9/12/23 (a)	390,000	380,141
EnLink Midstream Partners LP 2.7% 4/1/19	1,680,000	1,667,309
Enterprise Products Operating LP:
2.55% 10/15/19	385,000	382,228
2.8% 2/15/21	1,020,000	1,001,035
3.5% 2/1/22	1,050,000	1,042,420
Kinder Morgan Energy Partners LP 9% 2/1/19	895,000	902,998
Magellan Midstream Partners LP 6.55% 7/15/19	1,020,000	1,037,813
Marathon Oil Corp. 2.7% 6/1/20	1,090,000	1,073,439
ONEOK Partners LP 8.625% 3/1/19	983,000	995,149
Petroleos Mexicanos:
5.5% 1/21/21	155,000	154,380
6.375% 2/4/21	866,000	873,803
8% 5/3/19	1,535,000	1,553,420
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 3.2893% 2/26/21 (b)(c)	5,033,000	5,021,888
3 month U.S. LIBOR + 0.650% 3.0863% 4/15/19 (a)(b)(c)	530,000	530,075
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	360,000	356,030
5% 2/1/21	455,000	462,649
5.75% 1/15/20	440,000	449,035
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (b)	1,020,000	1,049,789
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 2.6843% 9/12/19 (b)(c)	10,000,000	10,007,220
2.125% 5/11/20	5,000,000	4,925,171
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.8911% 11/15/19 (b)(c)	15,040,000	15,018,057
Williams Partners LP:
3.35% 8/15/22	200,000	193,918
5.25% 3/15/20	2,535,000	2,580,832
		65,806,209
FINANCIALS - 13.6%
Banks - 8.8%
Abbey National PLC 2.125% 11/3/20	570,000	551,580
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.8596% 1/19/21 (a)(b)(c)	10,000,000	9,970,700
3 month U.S. LIBOR + 0.570% 3.2612% 8/27/21 (a)(b)(c)	9,413,000	9,405,375
3 month U.S. LIBOR + 0.640% 3.0846% 1/18/19 (a)(b)(c)	2,000,000	2,001,000
2.1% 1/18/19 (a)	1,780,000	1,778,567
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 3.14% 8/19/20 (a)(b)(c)	7,000,000	7,014,372
ANZ National International Ltd.:
2.2% 7/17/20 (a)	825,000	808,195
2.75% 1/22/21 (a)	955,000	937,976
Banco de Credito del Peru 2.25% 10/25/19 (a)	280,000	276,500
Banco Santander Chile Mtn Rgs 2.5% 12/15/20 (a)	1,745,000	1,696,419
Banco Santander SA 3 month U.S. LIBOR + 1.120% 3.5452% 4/12/23 (b)(c)	1,000,000	991,016
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.8572% 1/23/22 (b)(c)	15,825,000	15,653,792
3 month U.S. LIBOR + 0.650% 3.0226% 6/25/22 (b)(c)	20,860,000	20,730,390
3 month U.S. LIBOR + 0.650% 3.046% 10/1/21 (b)(c)	10,000,000	10,013,998
3 month U.S. LIBOR + 1.160% 3.629% 1/20/23 (b)(c)	1,480,000	1,489,342
2.503% 10/21/22	635,000	604,499
2.625% 4/19/21	715,000	700,173
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.9568% 8/28/20 (b)(c)	10,000,000	9,963,370
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 2.7741% 6/15/20 (b)(c)	11,600,000	11,616,124
3 month U.S. LIBOR + 0.460% 2.8963% 4/13/21 (b)(c)	960,000	959,520
3 month U.S. LIBOR + 0.600% 2.9343% 12/12/19 (b)(c)	5,000,000	5,012,655
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.6996% 1/8/21 (b)(c)	10,000,000	9,991,405
3 month U.S. LIBOR + 0.830% 3.2663% 1/15/19 (b)(c)	5,000,000	5,003,781
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.959% 7/20/20 (a)(b)(c)	15,000,000	14,992,950
3 month U.S. LIBOR + 0.960% 3.429% 7/20/23 (a)(b)(c)	1,265,000	1,258,515
2.2% 7/20/20 (a)	940,000	919,687
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.8804% 1/11/21 (b)(c)	11,000,000	10,968,663
3 month U.S. LIBOR + 0.650% 3.2393% 8/7/20 (b)(c)	15,000,000	14,983,173
2.65% 1/11/21	905,000	880,778
Barclays PLC:
3 month U.S. LIBOR + 1.625% 4.0393% 1/10/23 (b)(c)	1,035,000	1,028,150
2.75% 11/8/19	1,465,000	1,450,025
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 3.201% 2/1/19 (b)(c)	2,301,000	2,302,123
2.15% 2/1/21	1,160,000	1,128,641
BPCE SA:
3 month U.S. LIBOR + 1.220% 3.8969% 5/22/22 (a)(b)(c)	605,000	605,553
2.5% 12/10/18	2,130,000	2,129,925
2.5% 7/15/19	630,000	627,077
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 2.8863% 1/15/20 (b)(c)	5,000,000	5,002,350
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 2.8428% 9/6/19 (b)(c)	15,000,000	15,038,064
Capital One NA:
3 month U.S. LIBOR + 0.765% 3.0993% 9/13/19 (b)(c)	10,000,000	10,028,254
2.35% 1/31/20	1,760,000	1,738,416
Citibank NA:
3 month U.S. LIBOR + 0.300% 2.769% 10/20/20 (b)(c)	4,500,000	4,486,016
1.85% 9/18/19	7,000,000	6,933,136
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.2043% 1/10/20 (b)(c)	5,905,000	5,915,096
3 month U.S. LIBOR + 0.860% 3.1768% 12/7/18 (b)(c)	10,000,000	10,000,571
3 month U.S. LIBOR + 0.930% 3.2468% 6/7/19 (b)(c)	25,000,000	25,072,718
2.05% 6/7/19	510,000	507,194
2.7% 3/30/21	130,000	127,171
2.9% 12/8/21	1,495,000	1,453,503
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 2.8608% 3/2/20 (b)(c)	15,000,000	14,990,868
3 month U.S. LIBOR + 0.570% 3.2593% 5/26/20 (b)(c)	10,000,000	9,997,082
2.25% 3/2/20	685,000	674,904
2.45% 12/4/19	260,000	257,754
2.55% 5/13/21	520,000	505,626
Compass Bank 3 month U.S. LIBOR + 0.730% 3.0613% 6/11/21 (b)(c)	10,450,000	10,428,490
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.2971% 6/10/20 (a)(b)(c)	13,280,000	13,385,629
3 month U.S. LIBOR + 1.020% 3.5074% 4/24/23 (a)(b)(c)	675,000	665,910
Credit Suisse Group Funding Guernsey Ltd. 2.75% 3/26/20	635,000	627,136
Credit Suisse New York Branch 5.4% 1/14/20	315,000	320,058
Danske Bank A/S 2.2% 3/2/20 (a)	1,545,000	1,514,766
Discover Bank 7% 4/15/20	1,610,000	1,675,637
Fifth Third Bank 3 month U.S. LIBOR + 0.590% 2.971% 9/27/19 (b)(c)	5,000,000	5,009,365
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	563,237
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.24% 5/18/21 (b)(c)	6,165,000	6,129,243
3 month U.S. LIBOR + 0.650% 2.9843% 9/11/21 (b)(c)	5,675,000	5,632,862
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 3.2281% 11/13/19 (b)(c)	15,000,000	15,044,820
2.35% 3/5/20	995,000	982,143
Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.8371% 3/10/20 (b)(c)	9,027,000	9,029,176
ING Bank NV 3 month U.S. LIBOR + 0.690% 3.086% 10/1/19 (a)(b)(c)	5,000,000	5,015,700
ING Groep NV 3 month U.S. LIBOR + 1.150% 3.5361% 3/29/22 (b)(c)	735,000	746,021
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	710,000	638,033
3.875% 1/15/19	875,000	874,711
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.5448% 9/1/20 (b)(c)	10,000,000	9,967,896
3 month U.S. LIBOR + 0.280% 2.604% 2/1/21 (b)(c)	595,000	589,085
3 month U.S. LIBOR + 0.590% 2.9564% 9/23/19 (b)(c)	10,000,000	10,027,830
U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.79% 10/19/20 (b)(c)	5,000,000	4,977,153
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 2.8771% 3/9/21 (b)(c)	1,485,000	1,478,154
3 month U.S. LIBOR + 0.955% 3.4322% 1/23/20 (b)(c)	7,111,000	7,166,716
3 month U.S. LIBOR + 1.100% 3.4168% 6/7/21 (b)(c)	11,083,000	11,181,196
4.25% 10/15/20	390,000	394,949
4.4% 7/22/20	235,000	238,697
4.95% 3/25/20	315,000	321,643
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0793% 5/7/21 (b)(c)	5,000,000	4,968,604
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.7599% 1/25/21 (b)(c)	10,000,000	9,986,668
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 3.158% 7/26/21 (b)(c)	6,926,000	6,936,621
3 month U.S. LIBOR + 0.860% 3.368% 7/26/23 (b)(c)	665,000	666,153
3 month U.S. LIBOR + 0.920% 3.6093% 2/22/22 (b)(c)	840,000	846,983
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.4743% 9/13/21 (b)(c)	11,500,000	11,641,453
Nordea Bank AB 3 month U.S. LIBOR + 0.470% 3.176% 5/29/20 (a)(b)(c)	12,000,000	12,008,807
PNC Bank NA 3 month U.S. LIBOR + 0.360% 3% 5/19/20 (b)(c)	10,000,000	9,997,712
Rabobank (Netherlands) NV 3.95% 11/9/22	1,370,000	1,354,640
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.430% 2.938% 4/26/21 (b)(c)	12,500,000	12,479,687
Regions Bank:
3 month U.S. LIBOR + 0.380% 2.776% 4/1/21 (b)(c)	11,385,000	11,290,158
3 month U.S. LIBOR + 0.500% 3.1181% 8/13/21 (b)(c)	8,000,000	7,928,211
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.769% 7/22/20 (b)(c)	5,000,000	5,007,291
3 month U.S. LIBOR + 0.380% 2.7008% 3/2/20 (b)(c)	10,000,000	10,008,304
Royal Bank of Scotland Group PLC 6.4% 10/21/19	295,000	301,606
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	806,927
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,461,175
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 3.5575% 1/20/23 (a)(b)(c)	910,000	903,106
2.1% 8/19/19 (a)	390,000	386,704
2.4% 9/8/19 (a)	245,000	243,100
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.7988% 1/17/20 (b)(c)	17,048,000	17,034,136
3 month U.S. LIBOR + 0.370% 2.8064% 10/16/20 (b)(c)	5,000,000	4,994,514
3 month U.S. LIBOR + 0.540% 2.9604% 1/11/19 (b)(c)	14,900,000	14,900,982
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 1.680% 4.0071% 3/9/21 (b)(c)	3,000,000	3,072,984
Sumitomo Mitsui Trust Bank Ltd. 1.95% 9/19/19 (a)	605,000	598,954
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.008% 10/26/21 (b)(c)	5,000,000	4,999,614
3 month U.S. LIBOR + 0.530% 3.0566% 1/31/20 (b)(c)	10,000,000	10,013,682
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 3.1593% 5/24/21 (b)(c)	5,000,000	4,998,360
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.7299% 1/25/21 (b)(c)	11,565,000	11,513,742
3 month U.S. LIBOR + 0.260% 2.5941% 9/17/20 (b)(c)	5,000,000	4,991,555
3 month U.S. LIBOR + 0.650% 3.2681% 8/13/19 (b)(c)	10,000,000	10,029,228
U.S. Bank NA:
3 month U.S. LIBOR + 0.150% 2.8393% 5/24/19 (b)(c)	10,000,000	9,997,631
3 month U.S. LIBOR + 0.250% 2.7374% 7/24/20 (b)(c)	5,000,000	4,988,650
3 month U.S. LIBOR + 0.320% 2.828% 4/26/21 (b)(c)	1,545,000	1,542,834
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 3.349% 7/22/20 (b)(c)	14,900,000	15,002,797
2.55% 12/7/20	95,000	92,992
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.6663% 1/15/20 (b)(c)	10,000,000	9,997,065
3 month U.S. LIBOR + 0.500% 2.9772% 7/23/21 (b)(c)	5,000,000	4,969,937
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.72% 3/25/20 (b)(c)	5,000,000	4,983,555
3.325% 7/23/21 (b)	1,935,000	1,924,844
Westpac Banking Corp. 3 month U.S. LIBOR + 0.560% 3.2% 8/19/19 (b)(c)	9,250,000	9,274,418
		676,947,372
Capital Markets - 2.3%
Bank of New York, New York 3 month U.S. LIBOR + 0.300% 3.0381% 12/4/20 (b)(c)	7,000,000	6,994,260
Cboe Global Markets, Inc. 1.95% 6/28/19	620,000	615,702
Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.9658% 5/21/21 (b)(c)	990,000	990,552
Deutsche Bank AG London Branch:
3 month U.S. LIBOR + 1.450% 3.8946% 1/18/19 (b)(c)	19,490,000	19,498,116
3 month U.S. LIBOR + 1.910% 4.5281% 5/10/19 (b)(c)	10,000,000	9,999,995
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.815% 3.284% 1/22/21 (b)(c)	10,000,000	9,750,000
3 month U.S. LIBOR + 1.290% 3.7662% 2/4/21 (b)(c)	1,575,000	1,519,875
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.780% 3.3066% 10/31/22 (b)(c)	510,000	505,106
3 month U.S. LIBOR + 0.800% 3.1343% 12/13/19 (b)(c)	15,000,000	15,022,222
3 month U.S. LIBOR + 1.040% 3.5299% 4/25/19 (b)(c)	3,866,000	3,877,278
3 month U.S. LIBOR + 1.110% 3.618% 4/26/22 (b)(c)	1,140,000	1,139,308
3 month U.S. LIBOR + 1.200% 3.5341% 9/15/20 (b)(c)	4,670,000	4,712,275
3 month U.S. LIBOR + 1.360% 3.8499% 4/23/21 (b)(c)	10,000,000	10,128,644
1.95% 7/23/19	525,000	521,113
2.3% 12/13/19	810,000	800,852
2.75% 9/15/20	220,000	216,284
5.375% 3/15/20	395,000	404,038
6% 6/15/20	120,000	124,154
Legg Mason, Inc. 2.7% 7/15/19	185,000	184,442
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.1681% 2/10/21 (b)(c)	18,225,000	18,112,512
3 month U.S. LIBOR + 0.740% 3.2172% 7/23/19 (b)(c)	5,000,000	5,015,127
3 month U.S. LIBOR + 0.800% 3.4141% 2/14/20 (b)(c)	10,000,000	10,001,503
3 month U.S. LIBOR + 1.375% 3.916% 2/1/19 (b)(c)	15,000,000	15,024,530
2.45% 2/1/19	880,000	879,007
5.5% 1/26/20	300,000	306,935
5.5% 7/24/20	670,000	689,632
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.971% 11/1/21 (b)(c)	5,500,000	5,498,431
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.9071% 6/8/20 (a)(b)(c)	23,790,000	23,825,162
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 3.2541% 8/14/19 (b)(c)	4,329,000	4,341,457
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 3.8731% 5/23/23 (a)(b)(c)	880,000	883,422
UBS Group Funding Ltd. 3% 4/15/21 (a)	1,495,000	1,468,949
		173,050,883
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	485,000	485,362
3.95% 2/1/22	1,070,000	1,053,203
4.625% 10/30/20	635,000	640,510
American Express Co. 3 month U.S. LIBOR + 0.600% 3.1924% 11/5/21 (b)(c)	6,750,000	6,739,065
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 2.9115% 5/3/19 (b)(c)	5,000,000	5,001,792
3 month U.S. LIBOR + 0.430% 2.7508% 3/3/20 (b)(c)	15,000,000	15,034,120
2.375% 5/26/20	230,000	226,690
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.1904% 7/30/21 (a)(b)(c)	1,427,000	1,427,226
3 month U.S. LIBOR + 0.950% 3.6425% 6/1/21 (a)(b)(c)	4,307,000	4,308,023
Capital One Bank U.S.A. NA 8.8% 7/15/19	615,000	634,726
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 3.3781% 5/12/20 (b)(c)	10,000,000	10,029,235
2.4% 10/30/20	615,000	600,547
2.5% 5/12/20	360,000	354,664
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 2.9243% 1/10/20 (b)(c)	5,000,000	5,008,395
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 1.000% 3.4081% 1/9/20 (b)(c)	8,835,000	8,826,600
2.021% 5/3/19	895,000	889,540
2.343% 11/2/20	660,000	633,210
2.459% 3/27/20	510,000	498,251
2.681% 1/9/20	655,000	644,952
3.47% 4/5/21	415,000	402,035
Hyundai Capital America:
1.75% 9/27/19 (a)	545,000	537,025
2% 7/1/19 (a)	1,035,000	1,027,157
2.5% 3/18/19 (a)	1,455,000	1,452,355
2.55% 2/6/19 (a)	425,000	424,511
Synchrony Financial 2.7% 2/3/20	3,250,000	3,192,988
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.170% 2.5075% 9/18/20 (b)(c)	10,000,000	9,977,350
3 month U.S. LIBOR + 0.820% 3.46% 2/19/19 (b)(c)	15,000,000	15,022,219
		95,071,751
Diversified Financial Services - 0.6%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 2.8326% 6/25/21 (a)(b)(c)	4,293,000	4,301,153
3.35% 6/25/21 (a)	770,000	766,671
Boral Finance Pty Ltd. 3% 11/1/22 (a)	135,000	129,890
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	168,613
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	1,640,000	1,618,404
3% 1/15/22	1,540,000	1,481,539
CNH Industrial Capital LLC:
3.375% 7/15/19	530,000	528,034
3.875% 10/15/21	1,190,000	1,176,613
4.375% 11/6/20	1,725,000	1,727,639
ENEL Finance International NV:
2.875% 5/25/22 (a)	1,175,000	1,097,932
4.25% 9/14/23 (a)	780,000	746,937
GE Capital International Funding Co. 2.342% 11/15/20	8,270,000	7,861,049
Halfmoon Parent, Inc.:
3 month U.S. LIBOR + 0.350% 2.6841% 3/17/20 (a)(b)(c)	10,000,000	9,966,707
3 month U.S. LIBOR + 0.650% 2.9841% 9/17/21 (a)(b)(c)	4,790,000	4,754,361
SMBC Aviation Capital Finance 4.125% 7/15/23 (a)	200,000	198,173
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 2.771% 2/1/19 (a)(b)(c)	7,140,000	7,141,150
		43,664,865
Insurance - 0.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	951,030
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 2.8575% 9/20/21 (a)(b)(c)	6,046,000	6,047,038
2.25% 3/11/19 (a)	336,000	334,901
American International Group, Inc.:
2.3% 7/16/19	750,000	745,662
6.4% 12/15/20	375,000	394,250
Aon Corp. 5% 9/30/20	135,000	138,388
Aon PLC 2.8% 3/15/21	1,320,000	1,296,394
CNO Financial Group, Inc. 4.5% 5/30/20	620,000	616,900
Lincoln National Corp. 4% 9/1/23	270,000	271,804
MassMutual Global Funding II 1.55% 10/11/19 (a)	1,476,000	1,457,411
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.400% 2.7343% 6/12/20 (a)(b)(c)	10,000,000	10,003,296
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.81% 9/7/20 (a)(b)(c)	5,000,000	4,980,699
1.75% 9/19/19 (a)	1,545,000	1,529,306
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 2.9124% 8/6/21 (a)(b)(c)	6,177,000	6,167,854
3 month U.S. LIBOR + 0.390% 2.8774% 10/24/19 (a)(b)(c)	5,000,000	5,008,564
Principal Financial Group, Inc. 1.5% 4/18/19 (a)	550,000	546,967
Principal Life Global Funding II 2.2% 4/8/20 (a)	1,000,000	985,005
Protective Life Global Funding 3 month U.S. LIBOR + 0.370% 2.8063% 7/13/20 (a)(b)(c)	7,000,000	6,998,703
Reinsurance Group of America, Inc.:
5% 6/1/21	125,000	129,093
6.45% 11/15/19	1,100,000	1,128,640
Trinity Acquisition PLC 3.5% 9/15/21	650,000	641,733
Xlit Ltd. 2.3% 12/15/18	925,000	924,847
		51,298,485
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/23 (a)	370,000	368,849

TOTAL FINANCIALS		1,040,402,205

HEALTH CARE - 1.0%
Biotechnology - 0.0%
AbbVie, Inc. 2.3% 5/14/21	850,000	820,518
Biogen, Inc. 2.9% 9/15/20	510,000	504,154
Celgene Corp.:
2.875% 8/15/20	630,000	622,678
2.875% 2/19/21	675,000	662,616
		2,609,966
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	1,075,000	1,050,191
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (b)(c)	9,501,000	9,464,921
2.404% 6/5/20	1,195,000	1,172,882
2.675% 12/15/19	1,785,000	1,770,080
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0888% 3/19/21 (b)(c)	3,220,000	3,209,342
		16,667,416
Health Care Providers & Services - 0.4%
Anthem, Inc. 2.5% 11/21/20	665,000	652,268
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 2.9571% 3/9/20 (b)(c)	620,000	620,463
3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (b)(c)	6,025,000	6,028,461
3.125% 3/9/20	815,000	810,802
3.35% 3/9/21	1,335,000	1,322,477
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	460,000	459,711
4.272% 8/28/23 (a)	430,000	426,916
Express Scripts Holding Co.:
3 month U.S. LIBOR + 0.750% 3.4566% 11/30/20 (b)(c)	14,225,000	14,225,644
2.25% 6/15/19	160,000	159,265
Halfmoon Parent, Inc. 3.4% 9/17/21 (a)	370,000	366,831
HCA Holdings, Inc.:
4.25% 10/15/19	335,000	335,838
6.5% 2/15/20	1,480,000	1,520,700
Humana, Inc. 2.625% 10/1/19	890,000	887,024
McKesson Corp. 3.65% 11/30/20	1,380,000	1,379,653
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	714,691
		29,910,744
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 3.0026% 6/25/21 (a)(b)(c)	11,230,000	11,161,776
3.5% 6/25/21 (a)	655,000	648,360
Johnson & Johnson 1.95% 11/10/20	460,000	451,214
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	4,480,000	4,411,080
Takeda Pharmaceutical Co. Ltd. 3.8% 11/26/20 (a)	810,000	812,033
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,280,000	2,248,776
2.2% 7/21/21	85,000	78,924
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 3.0845% 8/20/21 (b)(c)	10,000,000	9,944,899
		29,757,062

TOTAL HEALTH CARE		78,945,188

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.9081% 5/11/20 (b)(c)	325,000	325,453
3 month U.S. LIBOR + 0.380% 2.9981% 5/11/21 (b)(c)	550,000	551,141
Harris Corp. 2.7% 4/27/20	1,090,000	1,078,416
Northrop Grumman Corp. 2.08% 10/15/20	1,600,000	1,563,147
Rockwell Collins, Inc. 1.95% 7/15/19	455,000	451,478
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 3.279% 8/16/21 (b)(c)	10,750,000	10,756,302
		14,725,937
Airlines - 0.0%
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	283,696
2.875% 3/13/20	1,955,000	1,939,239
3.8% 4/19/23	410,000	400,386
Southwest Airlines Co. 2.75% 11/6/19	640,000	636,564
		3,259,885
Building Products - 0.0%
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (a)	355,000	361,213
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	17,000	16,862
Industrial Conglomerates - 0.2%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.280% 2.8004% 10/30/19 (b)(c)	15,000,000	15,015,031
1.8% 10/30/19	1,065,000	1,053,768
Roper Technologies, Inc. 3% 12/15/20	195,000	192,974
		16,261,773
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.180% 2.5028% 12/6/18 (b)(c)	10,000,000	9,999,971
3 month U.S. LIBOR + 0.230% 2.5641% 3/15/21 (b)(c)	5,000,000	4,994,286
3 month U.S. LIBOR + 0.280% 2.5968% 9/7/21 (b)(c)	6,790,000	6,773,781
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.5681% 1/8/21 (b)(c)	8,720,000	8,702,181
3 month U.S. LIBOR + 0.170% 2.5952% 10/9/20 (b)(c)	5,000,000	4,992,805
3 month U.S. LIBOR + 0.240% 2.5743% 3/12/21 (b)(c)	5,000,000	4,995,718
3 month U.S. LIBOR + 0.260% 2.5871% 9/10/21 (b)(c)	5,000,000	4,989,686
3 month U.S. LIBOR + 0.570% 2.9781% 1/8/19 (b)(c)	5,000,000	5,002,616
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.3815% 9/15/21 (b)(c)	2,768,000	2,768,845
		53,219,889
Professional Services - 0.0%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 3.4861% 8/15/21 (b)(c)	610,000	612,310
2.3% 6/1/21	305,000	294,622
3.6% 8/15/21	570,000	565,798
		1,472,730
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	1,380,000	1,348,729
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	234,510
Kansas City Southern 2.35% 5/15/20	1,930,000	1,893,291
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (a)	925,000	920,841
3.2% 7/15/20 (a)	1,710,000	1,693,926
Union Pacific Corp. 3.2% 6/8/21	1,205,000	1,201,007
		7,292,304
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/20	1,285,000	1,264,232
2.5% 3/1/21	275,000	266,948
3.5% 1/15/22	560,000	550,577
GATX Corp.:
2.5% 7/30/19	660,000	657,501
2.6% 3/30/20	1,785,000	1,761,350
International Lease Finance Corp. 6.25% 5/15/19	790,000	798,385
		5,298,993

TOTAL INDUSTRIALS		101,909,586

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Avnet, Inc. 3.75% 12/1/21	530,000	528,032
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	3,723,000	3,715,005
Keysight Technologies, Inc. 3.3% 10/30/19	3,710,000	3,703,306
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.1881% 6/5/20 (b)(c)	5,261,000	5,258,948
		13,205,291
IT Services - 0.0%
DXC Technology Co.:
3 month U.S. LIBOR + 0.950% 3.2713% 3/1/21 (b)(c)	1,431,000	1,427,945
2.875% 3/27/20	975,000	966,326
Fidelity National Information Services, Inc.:
2.25% 8/15/21	1,080,000	1,036,733
3.625% 10/15/20	260,000	259,870
		3,690,874
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	3,085,000	3,066,183
Microchip Technology, Inc. 3.922% 6/1/21(a)	840,000	828,312
		3,894,495
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3 month U.S. LIBOR + 0.140% 2.7215% 8/2/19 (b)(c)	10,000,000	10,005,033
1.8% 11/13/19	1,425,000	1,410,272
Hewlett Packard Enterprise Co. 2.1% 10/4/19 (a)	595,000	586,877
Xerox Corp.:
2.75% 3/15/19	1,365,000	1,362,438
5.625% 12/15/19	1,125,000	1,142,429
		14,507,049

TOTAL INFORMATION TECHNOLOGY		35,297,709

MATERIALS - 0.3%
Chemicals - 0.2%
Air Liquide Finance 1.375% 9/27/19 (a)	1,470,000	1,449,835
CNAC HK Finbridge Co. Ltd.:
3% 7/19/20 (Reg. S)	825,000	810,403
4.125% 3/14/21 (Reg. S)	765,000	760,632
DowDuPont, Inc. 3.766% 11/15/20	1,105,000	1,110,256
International Flavors & Fragrances, Inc. 3.4% 9/25/20	415,000	414,387
LyondellBasell Industries NV:
5% 4/15/19	200,000	200,339
6% 11/15/21	615,000	646,376
Sherwin-Williams Co. 2.25% 5/15/20	3,195,000	3,130,311
Solvay Finance America LLC 3.4% 12/3/20 (a)	1,875,000	1,861,896
Syngenta Finance NV 3.698% 4/24/20 (a)	940,000	934,689
		11,319,124
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
3 month U.S. LIBOR + 0.500% 2.8375% 12/20/19 (b)(c)	600,000	598,129
3 month U.S. LIBOR + 0.650% 3.3269% 5/22/20 (b)(c)	330,000	330,759
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 2.9341% 6/15/20 (b)(c)	790,000	788,200
3 month U.S. LIBOR + 0.650% 2.9708% 3/1/21 (b)(c)	1,620,000	1,621,735
		3,338,823
Containers & Packaging - 0.0%
Packaging Corp. of America 2.45% 12/15/20	555,000	542,421
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.75% 4/10/22 (a)	400,000	392,748
4.125% 9/27/22 (a)	624,000	615,911
ArcelorMittal SA:
5.25% 8/5/20 (b)	1,795,000	1,828,127
5.5% 3/1/21 (b)	450,000	462,154
Southern Copper Corp. 5.375% 4/16/20	510,000	518,704
		3,817,644
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 7.25% 7/29/19	850,000	867,374

TOTAL MATERIALS		19,885,386

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	860,078
ARC Properties Operating Partnership LP 3% 2/6/19	2,630,000	2,628,679
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,142,528
3.4% 2/15/21	860,000	852,366
HCP, Inc. 2.625% 2/1/20	130,000	128,705
		5,612,356
Real Estate Management & Development - 0.0%
China Overseas Finance Cayman 4.25% 5/8/19	1,180,000	1,183,107
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.7% 9/17/19 (a)	1,820,000	1,811,570
3.25% 10/5/20 (a)	235,000	233,375
		3,228,052

TOTAL REAL ESTATE		8,840,408

UTILITIES - 1.0%
Electric Utilities - 0.3%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	179,894
Duke Energy Corp. 3.55% 9/15/21	330,000	329,050
EDP Finance BV:
4.125% 1/15/20 (a)	425,000	426,003
4.9% 10/1/19 (a)	775,000	781,929
FirstEnergy Corp. 2.85% 7/15/22	885,000	856,161
Georgia Power Co. 1.95% 12/1/18	460,000	460,000
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	1,770,000	1,770,124
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.550% 3.2568% 8/28/21 (b)(c)	1,285,000	1,285,838
2.3% 4/1/19	375,000	374,135
PNM Resources, Inc. 3.25% 3/9/21	995,000	980,527
Southern Co.:
1.85% 7/1/19	11,295,000	11,202,480
2.35% 7/1/21	280,000	269,693
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (a)	2,235,000	2,193,968
		21,109,802
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.:
3.25% 10/23/19 (Reg. S)	900,000	894,096
6% 5/13/21 (a)	350,000	363,516
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.106% 11/29/19 (b)(c)	7,042,000	7,039,715
3 month U.S. LIBOR + 0.550% 2.8843% 3/12/20 (b)(c)	7,520,000	7,495,299
		15,792,626
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC:
2.95% 1/15/20	1,340,000	1,331,531
5.2% 10/1/19	150,000	152,329
		1,483,860
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 3.6% 11/1/21	455,000	453,121
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.7726% 6/25/21 (b)(c)	10,000,000	9,993,449
Dominion Resources, Inc.:
3 month U.S. LIBOR + 0.400% 2.7208% 12/1/20 (a)(b)(c)	10,000,000	9,996,046
1.875% 1/15/19	415,000	414,365
2.579% 7/1/20 (b)	410,000	403,201
2.962% 7/1/19	330,000	329,470
San Diego Gas & Electric Co. 1.914% 2/1/22	240,002	233,926
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.9363% 1/15/21 (b)(c)	15,575,000	15,450,461
1.625% 10/7/19	1,755,000	1,726,090
		39,000,129

TOTAL UTILITIES		77,386,417

TOTAL NONCONVERTIBLE BONDS
(Cost $1,759,485,338)		1,757,832,793

U.S. Government and Government Agency Obligations - 1.3%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.25% 8/17/21	$3,000,000	$2,876,442
1.5% 7/30/20	2,630,000	2,574,875
Federal Home Loan Bank 2.625% 5/28/20	4,780,000	4,768,456

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,219,773

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/23	3,231,802	3,171,722
U.S. Treasury Obligations - 1.1%
U.S. Treasury Notes:
1.625% 11/30/20 (d)	51,010,000	49,838,364
1.875% 12/15/20	4,520,000	4,438,428
2.5% 6/30/20	18,000,000	17,916,328
2.875% 10/31/20	1,630,000	1,631,592
2.875% 10/15/21	9,450,000	9,461,813

TOTAL U.S. TREASURY OBLIGATIONS		83,286,525

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,964,217)		96,678,020

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.528% 4.26% 7/1/35 (b)(c)	10,781	11,261
12 month U.S. LIBOR + 1.557% 3.591% 12/1/35 (b)(c)	7,186	7,528
12 month U.S. LIBOR + 1.655% 4.322% 8/1/37 (b)(c)	7,938	8,309
12 month U.S. LIBOR + 1.690% 4.232% 5/1/38 (b)(c)	63,602	66,543
12 month U.S. LIBOR + 1.788% 4.033% 5/1/38 (b)(c)	22,016	23,085
12 month U.S. LIBOR + 1.829% 4.198% 5/1/38 (b)(c)	38,072	40,095
12 month U.S. LIBOR + 1.830% 4.181% 4/1/38 (b)(c)	23,406	24,478
12 month U.S. LIBOR + 1.853% 4.603% 8/1/38 (b)(c)	12,282	12,886
12 month U.S. LIBOR + 2.040% 3.872% 12/1/36 (b)(c)	10,159	10,736
6 month U.S. LIBOR + 1.363% 3.864% 10/1/33 (b)(c)	44,920	46,432
3% 2/1/30	35,812	35,506
3.5% 11/1/26 to 3/1/48	4,357,295	4,352,005
4% 6/1/33 to 3/1/47	2,911,077	2,943,566
4.5% 5/1/19 to 3/1/46	4,297,884	4,430,867
5% 7/1/19 to 6/1/39	1,921,659	2,022,770
5.5% 7/1/20 to 5/1/40	2,987,334	3,210,890
6% 1/1/22 to 1/1/41	863,203	936,024
6.5% 7/1/32 to 12/1/32	128,423	142,010

TOTAL FANNIE MAE		18,324,991

Fannie Mae Connecticut Avenue Securities - 0.0%
1 month U.S. LIBOR + 0.750% 3.0651% 2/25/30 (b)(c)	333,059	333,072
Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 4.341% 9/1/35 (b)(c)	5,500	5,724
12 month U.S. LIBOR + 1.625% 4.088% 6/1/38 (b)(c)	35,592	37,114
12 month U.S. LIBOR + 1.625% 4.375% 7/1/38 (b)(c)	24,857	25,853
12 month U.S. LIBOR + 1.726% 4.467% 7/1/35 (b)(c)	15,560	16,254
12 month U.S. LIBOR + 1.733% 3.608% 2/1/37 (b)(c)	8,431	8,876
12 month U.S. LIBOR + 1.733% 4.382% 10/1/36 (b)(c)	43,973	45,981
12 month U.S. LIBOR + 1.754% 4.132% 5/1/38 (b)(c)	20,603	21,522
12 month U.S. LIBOR + 1.775% 4.186% 5/1/37 (b)(c)	12,780	13,393
12 month U.S. LIBOR + 1.800% 3.617% 2/1/37 (b)(c)	8,853	9,312
12 month U.S. LIBOR + 1.979% 4.031% 11/1/36 (b)(c)	4,512	4,780
12 month U.S. LIBOR + 1.983% 3.788% 12/1/36 (b)(c)	7,399	7,842
12 month U.S. LIBOR + 2.080% 4.051% 2/1/38 (b)(c)	33,556	35,334
12 month U.S. LIBOR + 2.151% 3.977% 2/1/37 (b)(c)	16,638	17,306
U.S. TREASURY 1 YEAR INDEX + 2.347% 3.812% 11/1/34 (b)(c)	18,378	19,308
4.5% 10/1/19	5,875	5,903
5% 10/1/22 to 12/1/23	254,630	261,467
5.5% 11/1/21 to 10/1/38	51,327	53,042
6% 7/1/21 to 1/1/38	177,048	194,015

TOTAL FREDDIE MAC		783,026

Ginnie Mae - 0.1%
6% 7/15/36	294,606	324,320
4% 2/20/48	705,270	715,188
4.5% 9/20/40 to 1/20/48	813,110	842,132
5% 12/20/34 to 8/20/48	7,826,117	8,188,281

TOTAL GINNIE MAE		10,069,921

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $29,994,175)		29,511,010

Asset-Backed Securities - 8.5%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 3.3299% 7/25/27 (a)(b)(c)	$1,225,000	$1,223,313
Ally Auto Receivables Trust:
Series 2015-1 Class A4, 1.75% 5/15/20	182,880	182,665
Series 2015-2 Class C, 2.41% 1/15/21 (a)	1,110,000	1,108,129
Series 2016-1 Class D, 2.84% 9/15/22	390,000	388,945
Series 2017-2:
Class C, 2.46% 9/15/22	745,000	736,480
Class D, 2.93% 11/15/23	200,000	197,026
Series 2018-1 Class A2, 2.14% 9/15/20	3,053,668	3,046,456
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 2.8765% 1/15/21 (b)(c)	7,152,000	7,153,636
Series 2017-1 Class A, 1 month U.S. LIBOR + 0.400% 2.7065% 2/15/21 (b)(c)	10,000,000	10,002,712
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 2.5865% 1/17/23 (b)(c)	8,383,000	8,376,018
2.7% 1/17/23	1,905,000	1,882,094
Series 2018-3 Class A, 1 month U.S. LIBOR + 0.005% 2.6265% 7/15/22 (b)(c)	5,000,000	5,001,035
Series 2018-4 Class A, 3.3% 7/17/23	640,000	639,174
AmeriCredit Automobile Receivables Trust:
Series 2014-2 Class E, 3.37% 11/8/21 (a)	815,000	815,497
Series 2014-3:
Class C, 2.58% 9/8/20	245,677	245,597
Class D, 3.13% 10/8/20	955,000	955,323
Class E, 3.72% 3/8/22 (a)	340,000	339,147
Series 2014-4:
Class C, 2.47% 11/9/20	206,924	206,736
Class E, 3.66% 3/8/22	325,000	323,742
Series 2015, Class D, 3% 6/8/21	540,000	538,155
Series 2015-3 Class D, 3.34% 8/8/21	680,000	681,060
Series 2016-1:
Class A3, 1.81% 10/8/20	10,622	10,620
Class C, 2.89% 1/10/22	1,855,000	1,849,204
Series 2016-3 Class D, 2.71% 9/8/22	810,000	795,951
Series 2016-4 Class A3, 1.53% 7/8/21	795,209	790,949
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	236,644
Class D, 3.13% 1/18/23	1,330,000	1,313,029
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	388,343
Class C, 2.69% 6/19/23	420,000	411,655
ARI Fleet Lease Trust:
Series 2016-A Class A2, 1.82% 7/15/24 (a)	9,167	9,162
Series 2017-A Class A2, 1.91% 4/15/26 (a)	185,063	183,790
Series 2018-A Class A2, 2.55% 10/15/26 (a)	875,000	869,876
Ascentium Equipment Receivables LLC:
Series 2017-1A:
Class A2, 1.87% 7/10/19 (a)	41,691	41,662
Class A3, 2.29% 6/10/21 (a)	340,000	336,746
Series 2018-1A Class A2, 2.92% 12/10/20 (a)	435,000	434,160
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2013-2A:
Class A, 2.97% 2/20/20 (a)	147,500	147,496
Class B, 3.66% 2/20/20 (a)	297,500	297,553
Series 2014-1A Class A, 2.46% 7/20/20 (a)	330,000	329,014
Series 2014-2A Class A, 2.5% 2/20/21 (a)	2,685,000	2,661,015
Series 2015-2A Class A, 2.63% 12/20/21 (a)	510,000	502,792
Series 2016-1A Class A, 2.99% 6/20/22 (a)	610,000	601,657
Series 2017-2A Class A, 2.97% 3/20/24 (a)	905,000	872,525
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 3.269% 1/20/28 (a)(b)(c)	1,525,000	1,516,654
Bank of America Credit Card Master Trust Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.390% 2.6965% 10/15/21 (b)(c)	4,970,000	4,976,796
Bank of The West Auto Trust Series 2017-1 Class A2, 1.78% 2/15/21 (a)	3,352,471	3,337,488
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (a)	453,690	450,181
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(b)	1,502,463	1,490,701
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (a)	1,288,806	1,278,557
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 3.3746% 7/18/27 (a)(b)(c)	1,595,000	1,588,403
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 2.6265% 5/15/23 (a)(b)(c)	6,174,000	6,180,030
BMW Vehicle Lease Trust:
Series 2016-2 Class A3, 1.43% 9/20/19	196,639	196,173
Series 2017-2 Class A2A, 1.8% 2/20/20	2,785,399	2,778,037
Series 2018-1 Class A2, 2.97% 12/21/20	5,000,000	4,994,643
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	293,846
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A2A, 1.772% 12/19/19 (a)	1,950,229	1,947,124
Series 2018-1A Class A2B, 1 month U.S. LIBOR + 3.880% 2.5325% 8/19/20 (a)(b)(c)	3,960,845	3,960,841
Series 2018-2A Class A2B, 1 month U.S. LIBOR + 0.180% 2.4825% 6/21/21 (a)(b)(c)	5,770,000	5,769,994
Capital Auto Receivables Asset Trust:
Series 2016-1 Class A3, 1.73% 4/20/20	6,294	6,290
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	382,412
Series 2016-3 Class A3, 1.54% 8/20/20	129,477	129,142
Series 2017-1:
Class B, 2.43% 5/20/22 (a)	145,000	142,001
Class C, 2.7% 9/20/22 (a)	235,000	230,900
Series 2018-2:
Class B, 3.48% 10/20/23 (a)	370,000	370,548
Class C, 3.69% 12/20/23 (a)	460,000	460,850
Capital One Multi-Asset Execution Trust:
Series 2014-A3 Class A3, 1 month U.S. LIBOR + 0.380% 2.6865% 1/18/22 (b)(c)	4,000,000	4,002,467
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 2.9365% 2/15/24 (b)(c)	13,275,000	13,364,228
Series 2016-A1 Class A1, 1 month U.S. LIBOR + 0.450% 2.7565% 2/15/22 (b)(c)	10,000,000	10,009,001
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 3.5093% 7/28/28 (a)(b)(c)	1,615,000	1,608,236
Carlyle Global Market Strategies Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.469% 4/20/27 (a)(b)(c)	915,000	914,525
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	940,976	930,102
Series 2017-3 Class A2A, 1.64% 9/15/20	2,695,032	2,687,421
Series 2017-4:
Class A2A, 1.8% 4/15/21	2,955,886	2,942,648
Class C, 2.7% 10/16/23	205,000	200,409
Series 2018-3 Class A2A, 2.88% 10/15/21	5,000,000	4,986,700
Series 2018-4 Class A2B, 1 month U.S. LIBOR + 0.200% 2.5065% 2/15/22 (b)(c)	5,000,000	5,000,180
CCG Receivables Trust:
Series 2015-1 Class B, 2.6% 1/17/23 (a)	300,000	299,941
Series 2016-1 Class A2, 1.69% 9/14/22 (a)	94,479	94,096
Chase Issuance Trust:
Series 2014-A5 Class A5, 1 month U.S. LIBOR + 0.370% 2.6765% 4/15/21 (b)(c)	10,000,000	10,008,999
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.410% 2.7165% 5/15/21 (b)(c)	10,000,000	10,012,111
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 2.7565% 5/15/29 (a)(b)(c)	7,009,015	7,022,081
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.6465% 11/15/29 (a)(b)(c)	2,947,823	2,949,809
Chrysler Capital Auto Receivables Trust:
Series 2014-B Class D, 3.44% 8/16/21 (a)	605,000	605,046
Series 2016-BA Class A3, 1.64% 7/15/21 (a)	168,538	167,587
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,094,776
Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 2.536% 4/7/22 (b)(c)	10,000,000	10,006,918
Series 2017-A9 Class A9, 1.8% 9/20/21	4,284,000	4,243,267
CNH Equipment Trust Series 2015-C:
Class A3, 1.66% 11/16/20	210,255	209,442
Class B, 2.4% 2/15/23	1,265,000	1,260,437
Dell Equipment Finance Trust:
Series 2017-2 Class A2A, 1.97% 2/24/20 (a)	3,296,414	3,284,335
Series 2018-1 Class A2B, 1 month U.S. LIBOR + 5.500% 2.6151% 10/22/20 (a)(b)(c)	8,300,000	8,311,785
Series 2018-2 Class A2 3.16% 2/22/21 (a)	5,080,000	5,075,258
Diamond Resorts Owner Trust Series 2015-2 Class A, 2.99% 5/22/28 (a)	109,843	109,502
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,782,584
Series 2016-A2 Class A2, 1 month U.S. LIBOR + 0.540% 2.8465% 9/15/21 (b)(c)	10,000,000	10,010,897
DLL Securitization Trust Series 2017-A Class A2, 1.89% 7/15/20 (a)	9,250,949	9,218,884
Elara HGV Timeshare Issuer Series 2017-A Class A, 2.69% 3/25/30 (a)	309,451	302,521
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (a)	98,799	97,208
Enterprise Fleet Financing LLC:
Series 2016-1 Class A2, 1.83% 9/20/21 (a)	107,134	107,087
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,647,797	1,640,376
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	222,143	220,889
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	310,926	308,434
Series 2017-3 Class A2, 2.13% 5/22/23 (a)	1,263,055	1,251,598
Series 2018-1 Class A2, 2.87% 10/20/23 (a)	570,000	566,907
Series 2018-2 Class A2, 3.14% 2/20/24 (a)	870,000	867,059
Fifth Third Auto Trust Series 2017-1 Class A2A, 1.59% 4/15/20	1,783,634	1,780,937
Ford Credit Auto Lease Trust:
Series 2017-A Class A4, 2.02% 6/15/20	1,200,000	1,194,047
Series 2017-B Class A4, 2.17% 2/15/21	545,000	538,682
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.350% 2.5265% 12/15/20 (b)(c)	5,000,000	5,002,845
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.200% 2.4665% 4/15/21 (b)(c)	7,432,000	7,434,667
Ford Credit Floorplan Master Owner Trust:
Series 2014-2 Class A, 1 month U.S. LIBOR + 0.500% 2.8065% 2/15/21 (b)(c)	6,200,000	6,203,719
Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.570% 2.8765% 1/15/22 (b)(c)	7,054,000	7,079,236
Series 2016-3 Class B, 1.75% 7/15/21	425,000	421,403
Series 2016-5 Class B, 2.16% 11/15/21	920,000	910,381
Series 2017-1 Class A2, 1 month U.S. LIBOR + 0.420% 2.7265% 5/15/22 (b)(c)	10,000,000	10,034,677
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.350% 2.6565% 9/15/22 (b)(c)	10,000,000	10,008,982
Galaxy XXIX CLO Ltd. / Galaxy XXIX CLO LLC Series 2018-29A Class A, 3 month U.S. LIBOR + 0.790% 3.4061% 11/15/26 (a)(b)(c)	2,465,000	2,455,529
GM Financial Automobile Leasing Trust:
Series 2016-2 Class C, 2.58% 3/20/20	2,230,000	2,224,822
Series 2017-1 Class A4, 2.26% 8/20/20	165,000	163,907
Series 2017-3:
Class A4, 2.12% 9/20/21	245,000	242,046
Class C, 2.73% 9/20/21	300,000	296,666
Series 2018-1 Class A2A, 2.39% 4/20/20	8,302,701	8,276,986
Series 2018-2:
Class A2A, 2.83% 7/20/20	5,000,000	4,989,741
Class C, 3.5% 4/20/22	470,000	469,009
Series 2018-3 Class A2B, 1 month U.S. LIBOR + 0.170% 2.4709% 9/21/20 (b)(c)	10,000,000	10,000,542
3.11% 12/20/21	435,000	430,860
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (a)	245,000	239,068
GM Financial Securitized Term Auto Receivables Trust:
Series 2018-2 Class A2B, 1 month U.S. LIBOR + 0.120% 2.4404% 5/17/21 (b)(c)	7,535,195	7,533,993
Series 2018-4 Class A2, 2.93% 11/16/21	3,000,000	2,998,359
GM Financial Securitized Term Automobile Recievables Trust Series 2018-1 Class A2A, 2.08% 1/19/21	10,736,966	10,694,862
GMF Floorplan Owner Revolving Trust:
Series 2016-1:
Class A2, 1 month U.S. LIBOR + 0.850% 3.1565% 5/17/21 (a)(b)(c)	10,000,000	10,026,064
Class B, 2.41% 5/17/21 (a)	275,000	273,993
Class C, 2.85% 5/17/21 (a)	105,000	104,793
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.570% 2.8765% 1/18/22 (a)(b)(c)	10,000,000	10,034,887
Class C, 2.97% 1/18/22 (a)	575,000	572,720
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.430% 2.7365% 7/15/22 (a)(b)(c)	10,000,000	10,022,401
Series 2017-3:
Class B, 2.26% 8/16/21 (a)	1,220,000	1,211,457
Class C, 2.46% 8/16/21 (a)	1,530,000	1,517,971
Series 2018-4 Class A1, 3.5% 9/15/23 (a)	1,410,000	1,414,774
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 3.6102% 10/20/28 (a)(b)(c)	930,000	923,609
GreatAmerica Leasing Receivables Funding LLC:
Series 2016-1 Class A3, 1.73% 6/20/19 (a)	21,739	21,714
Series 2017-1 Class A3, 2.06% 6/22/20 (a)	90,763	90,318
2.6% 6/15/21 (a)	390,000	386,596
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (a)	943,141	942,820
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (a)	156,944	154,187
Series 2017-AA:
Class A, 2.66% 12/26/28 (a)	154,142	151,379
Class B, 2.96% 12/26/28 (a)(b)	105,784	103,216
Hyundai Auto Lease Securitization Trust:
Series 2016-B Class A4, 1.68% 4/15/20 (a)	190,589	190,396
Series 2016-C Class A4, 1.65% 7/15/20 (a)	645,000	642,853
Series 2018-A Class A2A, 2.55% 8/17/20 (a)	4,472,645	4,461,678
Hyundai Auto Receivables Trust:
Series 2017-A:
Class A2A, 1.48% 2/18/20	530,378	529,828
Class B, 2.38% 4/17/23	340,000	333,284
Series 2017-B Class A2A, 1.57% 8/17/20	1,926,121	1,919,951
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.120% 2.4265% 4/15/21 (b)(c)	7,605,021	7,591,458
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/21 (a)(b)(c)	3,000,000	3,005,620
John Deere Owner Trust:
Series 2016-A Class A3, 1.36% 4/15/20	178,302	177,801
Series 2018-A Class A2, 2.42% 10/15/20	9,681,632	9,663,003
Series 2018-B Class A2, 2.83% 4/15/21	5,000,000	4,993,550
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 3.2364% 1/16/28 (a)(b)(c)	1,620,000	1,615,697
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 3.659% 10/21/30 (a)(b)(c)	1,165,000	1,164,800
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.2446% 1/18/28 (a)(b)(c)	2,045,000	2,033,744
Mercedes-Benz Auto Lease Trust:
Series 2017-A Class A2B, 1 month U.S. LIBOR + 0.200% 2.5065% 8/15/19 (b)(c)	1,308,448	1,308,470
Series 2018-A Class A2, 2.2% 4/15/20	5,318,466	5,307,120
Mercedes-Benz Master Owner Trust:
Series 2016-BA Class A, 1 month U.S. LIBOR + 0.700% 3.0065% 5/17/21 (a)(b)(c)	10,000,000	10,024,801
Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 2.7265% 5/16/22 (a)(b)(c)	10,000,000	10,026,971
MMAF Equipment Finance LLC Series 2017-AA:
Class A2, 1.73% 5/18/20 (a)	121,327	121,004
Class A3, 2.04% 2/16/22 (a)	345,000	340,600
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (a)	47,863	47,229
Series 2014-1A Class A, 2.25% 9/22/31 (a)	162,273	158,928
Series 2015-1A Class A, 2.52% 12/20/32 (a)	388,163	380,349
Series 2017-1A:
Class A, 2.42% 12/20/34 (a)	192,116	186,348
Class B, 2.75% 12/20/34 (a)	73,891	71,455
Class C, 2.99% 12/20/34 (a)	177,338	171,245
Navient Private Education Refi Loan Trust Series 2018-A Class A1, 2.53% 2/18/42(a)	866,555	858,769
Navient Student Loan Trust:
Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.7951% 3/25/66 (a)(b)(c)	268,093	268,223
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.6151% 7/26/66 (a)(b)(c)	2,404,963	2,405,736
Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (a)(b)(c)	6,820,000	6,840,482
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.5551% 9/27/66 (a)(b)(c)	2,311,768	2,311,723
Series 2018-4A Class A1, 1 month U.S. LIBOR + 0.250% 2.5651% 6/27/67 (a)(b)(c)	9,534,658	9,533,730
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (a)(b)(c)	4,181,000	4,179,354
Nelnet Student Loan Trust Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 2.5464% 3/22/32 (b)(c)	915,960	895,378
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 3.2863% 1/15/28 (a)(b)(c)	915,000	909,386
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 3.2363% 7/15/27 (a)(b)(c)	1,590,000	1,584,419
Nissan Auto Lease Trust:
Series 2016-B Class A4, 1.61% 1/18/22	1,105,000	1,102,727
Series 2017-B Class A4, 2.17% 12/15/21	250,000	247,147
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.210% 2.4565% 2/16/21 (b)(c)	5,000,000	5,000,462
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	129,105	128,380
Series 2017-B Class A2A, 1.56% 5/15/20	2,896,224	2,887,328
Nissan Master Owner Trust Receivables:
Series 2016-A:
Class A1, 1 month U.S. LIBOR + 0.640% 2.9465% 6/15/21 (b)(c)	5,000,000	5,013,224
Class A2, 1.54% 6/15/21	750,000	743,974
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.7365% 4/18/22 (b)(c)	10,700,000	10,719,975
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 2.6265% 10/17/22 (b)(c)	5,000,000	4,990,625
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 3.589% 7/20/29 (a)(b)(c)	2,530,000	2,516,100
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 3.328% 10/26/27 (a)(b)(c)	1,385,000	1,384,050
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 3.6252% 10/17/29 (a)(b)(c)	1,015,000	1,015,000
Planet Fitness Master Issuer LLC Series 2018-1A Class A2I, 4.262% 9/5/48 (a)	1,195,000	1,195,514
Santander Drive Auto Receivables Series 2018-1 Class C, 2.96% 3/15/24	250,000	247,412
Santander Drive Auto Receivables Trust:
Series 2014-3 Class D, 2.65% 8/17/20	94,836	94,802
Series 2015-3 Class D, 3.49% 5/17/21	1,045,000	1,046,872
Series 2015-4 Class D, 3.53% 8/16/21	530,000	531,564
Series 2015-5:
Class C, 2.74% 12/15/21	678,438	677,975
Class D, 3.65% 12/15/21	745,000	746,258
Series 2016-1 Class D, 4.02% 4/15/22	410,000	413,185
Series 2017-1:
Class B, 2.1% 6/15/21	115,000	114,602
Class C, 2.58% 5/16/22	140,000	139,100
Series 2018-4 Class B, 3.27% 1/17/23	665,000	664,667
Series 2018-5 Class B, 3.52% 12/15/22	790,000	791,349
Santander Retail Auto Lease Trust:
Series 2017-A:
Class A2A, 2.02% 3/20/20 (a)	3,497,709	3,486,596
Class C, 2.96% 11/21/22 (a)	325,000	321,301
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.270% 2.5709% 10/20/20 (a)(b)(c)	9,447,231	9,440,959
Securitized Term Auto Receivables Trust Series 2017-2A Class A2A, 1.775% 1/27/20 (a)	3,427,081	3,418,798
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (a)	138,812	134,832
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (a)	65,135	65,063
Series 2014-3A Class A, 2.3% 10/20/31 (a)	95,988	95,339
Series 2015-1A Class A, 2.4% 3/22/32 (a)	778,647	773,304
Series 2015-2A Class 2, 2.43% 6/20/32 (a)	181,399	178,793
Series 2015-3A Class A, 2.58% 9/20/32 (a)	185,062	181,589
Series 2017-1A Class A, 2.91% 3/20/34 (a)	130,267	127,983
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (a)(b)(c)	5,198,818	5,215,509
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.8841% 12/15/25 (a)(b)(c)	2,401,672	2,412,717
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 2.8199% 1/25/22 (b)(c)	746,038	732,093
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 3.1399% 1/25/22 (b)(c)	1,691,769	1,681,778
Series 2008-4 Class A4, 3 month U.S. LIBOR + 1.650% 4.1399% 7/25/22 (b)(c)	492,117	501,817
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 4.1899% 7/25/23 (b)(c)	403,110	411,697
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 3.9899% 4/25/23 (b)(c)	287,070	290,107
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.7151% 3/25/25 (b)(c)	1,055,371	1,031,823
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 3.8065% 4/15/32 (a)(b)(c)	1,400,000	1,431,808
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 3.3065% 6/15/27 (a)(b)(c)	429,218	432,995
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 3.4065% 9/15/34 (a)(b)(c)	1,576,955	1,595,945
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class B, 2.64% 3/15/23	550,000	544,421
Series 2015-4 Class B, 2.62% 9/15/23	435,000	428,019
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,780,704
Series 2018-1 Class C, 3.36% 3/15/24	955,000	948,353
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (a)	2,289,665	2,281,233
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	820,224	802,461
Series 2017-4 Class A1, 2.75% 6/25/57 (a)	379,730	368,125
Series 2017-6 Class A1, 2.75% 10/25/57 (a)	2,043,470	1,981,620
Series 2018-1 Class A1, 3% 1/25/58 (a)	428,136	415,751
Series 2018-2 Class A1, 3.25% 3/25/58 (a)	2,047,433	2,012,052
Series 2018-5 Class A1A, 3.25% 7/25/58 (a)(b)	1,904,894	1,879,144
Toyota Auto Receivables Owner Trust Series 2018-C Class A2B, 1 month U.S. LIBOR + 1.200% 2.4265% 8/16/21 (b)(c)	7,000,000	6,999,999
USAA Auto Owner Trust Series 2017-1 Class A2, 1.54% 2/18/20	911,006	910,055
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,558,858	4,539,966
Series 2016-2A:
Class A, 1.68% 5/20/21 (a)	1,115,000	1,107,999
Class C, 2.36% 5/20/21 (a)	600,000	593,367
Series 2017-1A:
Class A, 2.06% 9/20/21 (a)	5,000,000	4,956,831
Class C, 2.65% 9/20/21 (a)	315,000	311,651
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (a)	4,320,000	4,254,999
Class C, 2.53% 4/20/22 (a)	700,000	687,788
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 2.5609% 9/20/22 (a)(b)(c)	6,210,000	6,208,787
Class C, 3.2% 9/20/22 (a)	970,000	963,103
Series 2018-A:
Class A1A, 3.23% 4/20/23	5,132,000	5,132,662
Class A1B, 1 month U.S. LIBOR + 0.240% 2.5241% 4/20/23 (b)(c)	4,000,000	4,000,008
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.000% 2.4809% 7/20/21 (b)(c)	6,253,000	6,254,973
Volvo Financial Equipment LLC:
Series 2016-1A Class A3, 1.67% 2/18/20 (a)	105,983	105,742
Series 2017-1A Class A2, 1.55% 10/15/19 (a)	818,119	817,640
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.8065% 11/15/22 (a)(b)(c)	7,547,000	7,563,420
Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.8265% 7/17/23 (a)(b)(c)	5,080,000	5,080,000
Wheels SPV LLC 1.88% 4/20/26 (a)	375,250	372,074
World Omni Auto Receivables Trust:
Series 2015-B Class A3, 1.49% 12/15/20	165,374	165,058
Series 2018-A Class A2, 2.19% 5/17/21	8,097,435	8,066,518
Series 2018-D Class A2B, 1 month U.S. LIBOR + 0.140% 2.4465% 4/15/22 (b)(c)	5,000,000	5,000,261
World Omni Automobile Lease Securitization Trust:
Series 2016-A Class A3, 1.45% 8/15/19	352,122	351,615
Series 2018-A Class B, 3.06% 5/15/23	280,000	278,316
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.180% 2.4865% 6/15/21 (b)(c)	5,797,000	5,788,910
TOTAL ASSET-BACKED SECURITIES
(Cost $646,705,323)		645,547,156

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.5%
COLT Funding LLC sequential payer Series 2018-1:
Class A1, 2.93% 2/25/48 (a)	262,785	260,235
Class A3, 3.084% 2/25/48 (a)	93,435	92,686
Colt Funding LLC sequential payer Series 2018-2:
Class A1, 3.47% 7/27/48 (a)	1,532,169	1,525,085
Class A2, 3.542% 7/27/48 (a)	742,144	738,725
COLT Funding LLC sequential payer:
Series 2018-3 Class A2, 3.763% 10/26/48 (a)	472,904	472,154
Series 2018-4 Class A1, 4.006% 12/28/48 (a)	1,130,000	1,130,705
COLT Mortgage Loan Trust:
sequential payer Series 2017-2:
Class A1A, 2.415% 10/25/47 (a)	690,637	677,852
Class A2A, 2.568% 10/25/47 (a)	292,283	287,578
Class A3A, 2.773% 10/25/47 (a)	127,285	124,876
Series 2017-1:
Class A1, 2.614% 5/27/47 (a)	447,968	434,875
Class A3, 3.074% 5/27/47 (a)	41,545	40,614
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	128,964	127,336
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(b)	144,239	143,411
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(b)	647,943	639,440
Class A2, 2.711% 10/25/47 (a)(b)	53,995	53,313
Class A3, 2.813% 10/25/47 (a)(b)	51,424	50,790
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(b)	591,428	582,678
Series 2018-2A Class A1, 3.479% 4/25/58 (a)	989,147	986,416
Series 2018-3A Class A3, 3.963% 8/25/58 (a)	114,555	114,677
Freddie Mac STACR Trust floater:
Series 2018-DNA2 Class M1, 1 month U.S. LIBOR + 0.000% 3.1151% 12/25/30 (a)(b)(c)	2,090,000	2,087,825
Series 2018-HRP2:
Class M1, 1 month U.S. LIBOR + 0.850% 3.1604% 2/25/47 (a)(b)(c)	355,000	355,006
Class M2, 1 month U.S. LIBOR + 1.250% 3.5604% 2/25/47 (a)(b)(c)	700,000	700,032
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (a)	762,019	741,803
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (a)(c)	2,479,715	2,474,619
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4558% 7/25/44 (a)(b)	109,114	105,974
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (a)(b)(c)	2,491,000	2,481,940
Homeward Opportunities Fund Trust sequential payer Series 2018-1:
Class A1, 3.766% 6/25/48 (a)	1,918,431	1,906,320
Class A2, 3.897% 6/25/48 (a)	1,536,654	1,532,291
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.5% 7/15/20 (a)	212,285	210,866
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (a)	533,826	518,239
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (a)	165,214	160,665
Series 2017-2 Class A1, 2.75% 7/25/59 (a)	736,840	718,635
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1, 3.986% 11/25/48 (a)	1,526,654	1,529,098
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (a)(b)(c)	6,992,000	6,959,431
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (a)	1,271,510	1,245,329
Series 2018-CH2 Class A3, 4% 6/25/48 (a)	1,666,608	1,650,503
Series 2018-CH3 Class A19, 4.5% 8/25/48 (a)	470,165	476,092
Series 2018-CH4 Class A2, 4% 10/25/48 (a)	822,947	826,767
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (a)	436,010	427,525
Series 2015-5 Class A1B, 2.75% 5/25/55 (a)	424,960	415,836
Series 2016-1:
Class A1B, 2.75% 2/25/55 (a)	235,178	230,192
Class A3B, 3% 2/25/55 (a)	314,293	307,761
Series 2016-2 Class A1A, 2.75% 8/25/55 (a)	286,367	279,618
Series 2016-3 Class A1, 2.25% 4/25/56 (a)	71,424	69,325
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	522,882	510,915
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(b)	1,142,130	1,112,616
Verus Securitization Trust:
sequential payer Series 2018-3 Class A1, 4.108% 10/25/58 (a)	1,570,000	1,572,620
Series 2018-2:
Class A1, 3.677% 6/1/58 (a)	1,200,747	1,198,335
Class A2, 3.779% 6/1/58 (a)	323,448	322,801
Class A3, 3.83% 6/1/58 (a)	203,817	203,410

TOTAL PRIVATE SPONSOR		41,815,835

U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2016-85:
Class FG, 1 month U.S. LIBOR + 0.500% 2.8151% 11/25/46 (b)(c)	1,012,129	1,023,398
Class FA, 1 month U.S. LIBOR + 0.500% 2.8151% 11/25/46 (b)(c)	1,005,700	1,016,373
sequential payer Series 2012-114 Class DF, 1 month U.S. LIBOR + 0.400% 2.7151% 8/25/39 (b)(c)	14,809	14,845
Series 2016-83 Class FA, 1 month U.S. LIBOR + 0.500% 2.8151% 11/25/46 (b)(c)	692,016	699,515
Series 2017-90 Class KA, 3% 11/25/47	1,142,670	1,124,272
Series 2018-44 Class PC, 4% 6/25/44	1,950,796	1,981,139
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C07 Class 2M1, 1 month U.S. LIBOR + 1.300% 3.6151% 5/25/29 (b)(c)	61,520	61,603
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 3.6151% 7/25/29 (b)(c)	516,639	519,683
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 3.4651% 9/25/29 (b)(c)	806,528	808,998
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 3.2651% 10/25/29 (b)(c)	935,521	937,596
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 3.1651% 11/25/29 (b)(c)	757,305	757,884
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 2.8651% 1/25/30 (b)(c)	953,031	952,135
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 3.0651% 2/25/30 (b)(c)	743,441	743,023
Series 2018-C02 Class 2M1, 1 month U.S. LIBOR + 0.650% 2.9651% 8/25/30 (b)(c)	403,805	403,262
Series 2018-C03 Class 1M1, 1 month U.S. LIBOR + 0.680% 2.9951% 10/25/30 (b)(c)	1,122,843	1,119,834
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 3.5151% 10/25/29 (b)(c)	1,363,969	1,371,280
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 3.0651% 3/25/30 (b)(c)	821,707	821,100
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.5151% 8/25/29 (b)(c)	844,112	847,684
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.5055% 7/25/29 (b)(c)	528,976	531,406
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 3.1151% 12/25/29 (b)(c)	277,682	277,798
Series 2017-HQA3 Class M1, 1 month U.S. LIBOR + 0.550% 2.8651% 4/25/30 (b)(c)	177,484	177,226
Freddie Mac:
floater Series 2013-317 Class F3, 1 month U.S. LIBOR + 0.520% 2.8265% 11/15/43 (b)(c)	1,161,991	1,168,503
planned amortization class Series 3713 Class PA, 2% 2/15/40	810,547	788,028
Series 4448 Class JA, 4% 11/15/36	150,154	151,925
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 3.0651% 10/25/48 (b)(c)	900,000	897,311
Series 2018-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 3.0651% 9/25/48 (a)(b)(c)	775,000	773,345
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6061% 10/25/46 (b)	1,718,916	1,674,762
Series 2017-SC02 Class M1, 3.8635% 5/25/47 (a)(b)	240,939	236,668
Series 2017-SPI1 Class M1, 3.9845% 9/25/47 (a)(b)	103,886	103,593
Series 2018-SPI2 Class M1, 3.8192% 5/25/48 (a)	424,170	421,416

TOTAL U.S. GOVERNMENT AGENCY		22,405,605

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $64,685,893)		64,221,440

Commercial Mortgage Securities - 0.7%
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 3.2365% 12/15/36 (a)(b)(c)	1,395,000	1,391,908
Bank of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 9/15/34 (a)(b)(c)	970,000	970,032
BX Trust:
floater Series 2018-IND Class A, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/35 (a)(b)(c)	1,015,000	1,013,092
Series 2017-IMC:
Class A, 1 month U.S. LIBOR + 1.050% 3.3565% 10/15/32 (a)(b)(c)	3,054,000	3,056,998
Class B, 1 month U.S. LIBOR + 1.400% 3.7065% 10/15/32 (a)(b)(c)	1,475,000	1,472,226
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.0965% 7/15/32 (a)(b)(c)	3,084,000	3,076,293
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 7/15/32 (a)(b)(c)	2,938,000	2,964,307
Series 2014-GC25 Class A1, 1.485% 10/10/47	12,557	12,531
Series 2015-GC27 Class A1, 1.353% 2/10/48	86,236	85,928
Series 2015-GC31 Class A1, 1.637% 6/10/48	272,817	270,987
Series 2015-GC33 Class A1, 1.643% 9/10/58	176,267	173,971
Series 2015-P1 Class A1, 1.648% 9/15/48	159,327	157,755
CLNS Trust floater Series 2017-IKPR:
Class A, 1 month U.S. LIBOR + 0.800% 3.1184% 6/11/32 (a)(b)(c)	515,000	513,218
Class B, 1 month U.S. LIBOR + 1.000% 3.3184% 6/11/32 (a)(b)(c)	760,000	757,608
COMM Mortgage Trust:
Series 2015-CR22 Class A1, 1.569% 3/10/48	57,766	57,479
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,397,564
Series 2015-PC1 Class A1, 1.667% 7/10/50	382,443	380,659
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1 month U.S. LIBOR + 0.850% 3.1653% 2/13/32 (a)(b)(c)	400,000	399,874
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	83,265	82,684
Series 2015-C2 Class A1, 1.4544% 6/15/57	223,482	222,652
Series 2015-C3 Class A1, 1.7167% 8/15/48	319,404	315,797
Series 2015-C4 Class A1, 2.0102% 11/15/48	412,527	408,091
Series 2016-C5 Class A1, 1.7466% 11/15/48 (b)	76,856	76,105
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.0565% 7/15/32 (a)(b)(c)	4,189,000	4,175,571
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 3.3065% 9/15/34 (a)(b)(c)	670,000	668,530
Class C, 1 month U.S. LIBOR + 1.320% 3.7765% 9/15/34 (a)(b)(c)	965,000	963,191
GS Mortgage Securities Trust:
floater Series 2018-FBLU:
Class A 1 month U.S. LIBOR + 0.950% 3.257% 11/15/35 (a)(b)(c)	615,000	615,000
Class D 1 month U.S. LIBOR + 2.000% 4.307% 11/15/35 (a)(b)(c)	320,000	320,002
Series 2014-GC24 Class A1, 1.509% 9/10/47	130,151	129,592
Series 2015-GC28 Class A1, 1.528% 2/10/48	210,770	209,706
Series 2015-GC32 Class A1, 1.593% 7/10/48	155,132	153,577
Series 2016-GS3 Class A1, 1.429% 10/10/49	130,209	127,367
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 4.169% 10/22/25 (a)(b)(c)	745,000	744,903
Hospitality Mortgage Trust floater Series 2017-HIT Class A, 1 month U.S. LIBOR + 0.850% 3.1669% 5/8/30 (a)(b)(c)	890,000	888,892
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 3.0065% 1/15/33 (a)(b)(c)	245,000	244,227
Class C, 1 month U.S. LIBOR + 1.250% 3.5565% 1/15/33 (a)(b)(c)	205,000	204,482
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	338,678	334,617
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A1, 1.4137% 2/15/48	202,050	200,776
JPMCC Commercial Mortgage Securities Trust Series 2016-JP3 Class A1, 1.4615% 8/15/49	384,718	375,778
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 2.050% 4.3565% 9/15/28 (a)(b)(c)	47,699	47,729
Morgan Stanley BAML Trust:
Series 2014-C19 Class A1, 1.573% 12/15/47	208,449	207,410
Series 2015-C24 Class A1, 1.706% 5/15/48	302,716	298,703
Series 2016-C30 Class A1, 1.389% 9/15/49	225,667	219,906
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 8/15/33 (a)(b)(c)	5,790,000	5,779,178
Series 2015-MS1 Class A1, 1.638% 5/15/48	314,926	311,017
Series 2017-CLS:
Class B, 1 month U.S. LIBOR + 0.850% 3.1565% 11/15/34 (a)(b)(c)	755,000	752,498
Class C, 1 month U.S. LIBOR + 1.000% 3.3065% 11/15/34 (a)(b)(c)	605,000	603,218
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (a)(b)(c)	3,341,871	3,333,418
SBA Tower Trust 3.168% 4/9/47 (a)	915,000	894,296
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 4.13% 6/15/31 (a)(b)(c)	821,309	819,497
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (a)(b)(c)	3,109,986	3,147,660
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(b)	281,100	276,845
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.6565% 6/15/29 (a)(b)(c)	1,833,000	1,835,154
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26 Class A1, 1.454% 2/15/48	52,343	52,184
Series 2015-C28 Class A1, 1.531% 5/15/48	91,036	90,593
Series 2015-C31 Class A1, 1.679% 11/15/48	404,007	399,425
Series 2015-LC20 Class A1, 1.471% 4/15/50	276,371	274,461
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,177,343
Series 2015-SG1 Class A1, 1.568% 9/15/48	157,734	156,716
Series 2016-C32 Class A1, 1.577% 1/15/59	281,281	277,256
Series 2016-LC24 Class A1, 1.441% 10/15/49	101,555	100,661
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (a)(b)(c)	3,305,656	3,305,659
Series 2014-C23 Class A1, 1.663% 10/15/57	51,473	51,240
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $54,237,664)		54,026,037

Municipal Securities - 0.0%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19
(Cost $1,085,000)	1,085,000	1,081,284

Bank Notes - 0.1%
Bank of Montreal 1.75% 9/11/19	2,340,000	2,314,879
Capital One NA 1.85% 9/13/19	1,525,000	1,508,070
Citibank NA 2.125% 10/20/20	1,255,000	1,223,650
Citizens Bank NA:
2.25% 10/30/20	$250,000	$243,301
2.3% 12/3/18	335,000	335,000
Discover Bank 3.1% 6/4/20	965,000	955,639
Huntington National Bank 2.375% 3/10/20	1,465,000	1,447,468
PNC Bank NA 2.45% 11/5/20	870,000	853,573
SunTrust Bank 2.59% 1/29/21 (b)	1,540,000	1,523,036
Svenska Handelsbanken AB 3.35% 5/24/21	1,105,000	1,098,578
TOTAL BANK NOTES
(Cost $11,644,771)		11,503,194

Commercial Paper - 0.7%
AT&T, Inc. 0% 5/28/19	650,000	640,181
Bell Canada yankee:
2.54% 12/13/18	5,000,000	4,995,411
2.57% 1/4/19	5,000,000	4,987,288
2.82% 2/21/19	10,000,000	9,935,514
Catholic Health Initiatives 3.05% 2/4/19	20,000,000	19,909,506
Suncor Energy, Inc. yankee:
2.61% 1/10/19	5,875,000	5,857,430
2.95% 2/27/19	5,000,000	4,964,462
TOTAL COMMERCIAL PAPER
(Cost $51,271,846)		51,289,792
	Shares	Value

Fixed-Income Funds - 4.3%
Bank Loan Funds - 4.3%
Fidelity Floating Rate High Income Fund (e)
(Cost $338,320,061)	34,686,731	328,483,347

Short-Term Funds - 57.6%
Short-Term Funds - 57.6%
Baird Short-Term Bond Fund - Institutional Class	85,980	819,385
BlackRock Low Duration Bond Portfolio Investor A Shares	52,444,124	494,548,092
Fidelity Conservative Income Bond Fund Institutional Class (e)	33,316,671	333,833,043
Fidelity Short-Term Bond Fund (e)	72,098,080	612,833,682
iShares Short Maturity Bond ETF	1,371,465	68,628,109
Janus Henderson Short-Term Bond Fund T Shares	26,073,662	77,438,776
JPMorgan Ultra-Short Income ETF (f)	1,294,905	64,926,537
Metropolitan West Low Duration Bond Fund - Class M	38,058,077	325,777,142
PIMCO Enhanced Low Duration Active ETF (f)	253,760	25,214,659
PIMCO Enhanced Short Maturity Active ETF (f)	3,467,300	351,618,893
PIMCO Short-Term Fund - Administrator Class	190,870,704	1,881,985,136
Prudential Short-Term Corporate Bond Fund, Inc. Class A	15,045,790	160,388,117
TOTAL SHORT-TERM FUNDS
(Cost $4,415,823,378)		4,398,011,571

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 2.27% (g)	46,790,489	46,799,847
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.32% (e)(h)	169,987,389	170,021,387
Fidelity Securities Lending Cash Central Fund 2.27% (g)(i)	34,879,401	34,882,888
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (h)	2,159,064	2,159,064
TOTAL MONEY MARKET FUNDS
(Cost $253,863,133)		253,863,186
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $7,725,080,799)		7,692,048,830
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(53,696,801)
NET ASSETS - 100%		$7,638,352,029

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	530	March 2019	$111,821,719	$32,371	$32,371
CBOT 5-Year U.S. Treasury Note Contracts (United States)	39	March 2019	4,405,477	8,781	8,781
TOTAL FUTURES CONTRACTS					$41,152

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $711,417,730 or 9.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $354,662.

 (e) Affiliated Fund

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$386,524
Fidelity Securities Lending Cash Central Fund	213,167
Total	$599,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$1,179,081,935	$46,108,517	$890,301,657	$3,008,272	$(18,323)	$(1,037,429)	$333,833,043
Fidelity Floating Rate High Income Fund	353,310,639	14,305,632	33,880,043	6,858,438	(284,162)	(4,968,719)	328,483,347
Fidelity Investments Money Market Government Portfolio Institutional Class 2.14%	216,550,243	624,593	217,174,836	199,034	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.32%	228,801,490	2,304,755	61,061,866	1,932,558	(156)	(22,836)	170,021,387
Fidelity Short-Term Bond Fund	608,681,152	5,586,701	--	4,716,184	--	(1,434,171)	612,833,682
Total	$2,586,425,459	$68,930,198	$1,202,418,402	$16,714,486	$(302,641)	$(7,463,155)	$1,445,171,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,757,832,793	$--	$1,757,832,793	$--
U.S. Government and Government Agency Obligations	96,678,020	--	96,678,020	--
U.S. Government Agency - Mortgage Securities	29,511,010	--	29,511,010	--
Asset-Backed Securities	645,547,156	--	645,547,156	--
Collateralized Mortgage Obligations	64,221,440	--	64,221,440	--
Commercial Mortgage Securities	54,026,037	--	54,026,037	--
Municipal Securities	1,081,284	--	1,081,284	--
Bank Notes	11,503,194	--	11,503,194	--
Commercial Paper	51,289,792	--	51,289,792	--
Fixed-Income Funds	328,483,347	328,483,347	--	--
Short-Term Funds	4,398,011,571	4,398,011,571	--	--
Money Market Funds	253,863,186	253,863,186	--	--
Total Investments in Securities:	$7,692,048,830	$4,980,358,104	$2,711,690,726	$--
Derivative Instruments:
Assets
Futures Contracts	$41,152	$41,152	$--	$--
Total Assets	$41,152	$41,152	$--	$--
Total Derivative Instruments:	$41,152	$41,152	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$41,152	$0
Total Interest Rate Risk	41,152	0
Total Value of Derivatives	$41,152	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,171,984) — See accompanying schedule: Unaffiliated issuers (cost $6,185,742,188)	$6,165,194,636
Fidelity Central Funds (cost $81,682,735)	81,682,735
Other affiliated issuers (cost $1,457,655,876)	1,445,171,459
Total Investment in Securities (cost $7,725,080,799)		$7,692,048,830
Cash		98,278
Receivable for investments sold		5,036,543
Receivable for fund shares sold		4,326,631
Dividends receivable		382,082
Interest receivable		9,691,652
Distributions receivable from Fidelity Central Funds		112,479
Receivable for daily variation margin on futures contracts		9,500
Prepaid expenses		19,309
Other receivables		145,896
Total assets		7,711,871,200
Liabilities
Payable for investments purchased	$28,731,743
Payable for fund shares redeemed	8,626,286
Distributions payable	736,249
Accrued management fee	245,843
Other affiliated payables	106,764
Other payables and accrued expenses	194,361
Collateral on securities loaned	34,877,925
Total liabilities		73,519,171
Net Assets		$7,638,352,029
Net Assets consist of:
Paid in capital		$7,700,732,109
Total distributable earnings (loss)		(62,380,080)
Net Assets, for 764,141,476 shares outstanding		$7,638,352,029
Net Asset Value, offering price and redemption price per share ($7,638,352,029 ÷ 764,141,476 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$40,545,403
Affiliated issuers		16,714,486
Interest		36,172,923
Income from Fidelity Central Funds		599,691
Total income		94,032,503
Expenses
Management fee	$11,423,603
Transfer agent fees	394,047
Accounting and security lending fees	649,509
Custodian fees and expenses	32,483
Independent trustees' fees and expenses	50,247
Registration fees	47,136
Audit	29,949
Legal	13,628
Miscellaneous	42,402
Total expenses before reductions	12,683,004
Expense reductions	(9,968,747)
Total expenses after reductions		2,714,257
Net investment income (loss)		91,318,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,719,753)
Fidelity Central Funds	1,530
Other affiliated issuers	(302,641)
Foreign currency transactions	(24,373)
Futures contracts	(299,334)
Total net realized gain (loss)		(12,344,571)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,188,388)
Affiliated issuers	(7,463,155)
Futures contracts	(222,542)
Total change in net unrealized appreciation (depreciation)		(16,874,085)
Net gain (loss)		(29,218,656)
Net increase (decrease) in net assets resulting from operations		$62,099,590

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,318,246	$162,578,435
Net realized gain (loss)	(12,344,571)	(16,304,670)
Change in net unrealized appreciation (depreciation)	(16,874,085)	(20,235,206)
Net increase (decrease) in net assets resulting from operations	62,099,590	126,038,559
Distributions to shareholders	(85,867,991)	–
Distributions to shareholders from net investment income	–	(154,361,140)
Total distributions	(85,867,991)	(154,361,140)
Share transactions
Proceeds from sales of shares	900,256,563	2,773,274,712
Reinvestment of distributions	80,895,669	129,216,516
Cost of shares redeemed	(2,160,224,949)	(3,953,912,621)
Net increase (decrease) in net assets resulting from share transactions	(1,179,072,717)	(1,051,421,393)
Total increase (decrease) in net assets	(1,202,841,118)	(1,079,743,974)
Net Assets
Beginning of period	8,841,193,147	9,920,937,121
End of period	$7,638,352,029	$8,841,193,147
Other Information
Undistributed net investment income end of period		$11,143,546
Shares
Sold	89,876,866	276,147,746
Issued in reinvestment of distributions	8,078,782	12,870,517
Redeemed	(215,682,730)	(393,872,603)
Net increase (decrease)	(117,727,082)	(104,854,340)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.05	$10.01	$10.07	$10.10	$10.09
Income from Investment Operations
Net investment income (loss)A	.115	.168	.136	.115	.095	.077
Net realized and unrealized gain (loss)	(.037)	(.028)	.033	(.051)	(.028)	.020
Total from investment operations	.078	.140	.169	.064	.067	.097
Distributions from net investment income	(.108)	(.160)	(.129)	(.118)	(.093)	(.079)
Distributions from net realized gain	–	–	–	(.006)	(.004)	(.008)
Total distributions	(.108)	(.160)	(.129)	(.124)	(.097)	(.087)
Net asset value, end of period	$10.00	$10.03	$10.05	$10.01	$10.07	$10.10
Total ReturnB,C	.78%	1.40%	1.69%	.64%	.66%	.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%F	.35%	.36%	.36%	.35%	.36%
Expenses net of fee waivers, if any	.07%F	.10%	.10%	.11%	.10%	.11%
Expenses net of all reductions	.07%F	.10%	.10%	.11%	.10%	.11%
Net investment income (loss)	2.29%F	1.67%	1.36%	1.15%	.94%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$7,638,352	$8,841,193	$9,920,937	$6,593,754	$7,262,264	$5,869,152
Portfolio turnover rateG	28%F	25%	26%	33%	16%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $145,058 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,929,428
Gross unrealized depreciation	(48,093,367)
Net unrealized appreciation (depreciation)	$(33,163,939)
Tax cost	$7,725,212,769

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,364,996)
Long-term	(27,847,344)
Total capital loss carryforward	$(31,212,340)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $1,064,347,235 and $2,228,716,714, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,866 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,250 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $213,167.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $9,939,243.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $26,133.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $897 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,474.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 13% of the total outstanding shares of Fidelity Short-Term Bond Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.07%	$1,000.00	$1,007.80	$.35
Hypothetical-C		$1,000.00	$1,024.72	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (formerly Strategic Advisers, Inc.) (Strategic Advisers) and the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2018 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's Advisory Contracts to reflect the change in Strategic Advisers' name from Strategic Advisers, Inc. to Strategic Advisers LLC, noting that no other contract terms were impacted and that Strategic Advisers will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the Advisory Contracts described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2017, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Short Duration Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the three- and five-year periods and in the second quartile for the one-year period ended December 31, 2017. The Board also noted that the fund had out-performed 74%, 76%, and 77% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2017. The Board also noted that the investment performance of the fund was higher than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2021 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.55%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Short Duration Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended December 31, 2017. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, however, the fund's management fee was below the ASPG for the 12-month period ended December 31, 2017.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2017.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2021.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund’s Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the amendments thereto do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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www.fidelity.com

ASD-SANN-0119
1.934461.106

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Texas General Obligation	1.6
Massachusetts General Obligation	1.5
New York Metropolitan Transportation Authority Rev.	1.3
New York City Gen. Oblig.	1.2
Illinois Gen. Oblig.	1.5
Denver City & County Airport Rev.	1.3
Port Arthur Navigation Dist. Environmental Facilities Rev.	1.2
Connecticut Health & Educational Facilities Authority Rev	1.1
Connecticut Gen. Oblig.	0.7
Cypress-Fairbanks Independent School District	0.8

Top Five Sectors as of November 30, 2018

% of fund's net assets
General Obligations	26.7
Other	8.5
Transportation	7.7
Health Care	7.1
Synthetics	5.9

Quality Diversification (% of fund's net assets)

As of November 30, 2018
AAA,AA,A	44.6%
BBB	6.1%
BB	0.1%
Not Rated	6.1%
Equities	0.3%
Short-Term Investments and Net Other Assets	42.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Municipal Bonds	31.7%
Investment Companies	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	68.0%

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 57.8%
	Principal Amount	Value
Alabama - 0.4%
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	$3,035,000	$3,127,446
Series 2017 A, 4%, tender 7/1/22 (a)	1,500,000	1,558,785
Health Care Auth. for Baptist Health Series 2006 B, 2.18%, tender 11/15/37 (a)	1,100,000	1,100,000
Jefferson County Gen. Oblig.:
Series 2018 A:
4% 4/1/19	3,500,000	3,521,987
4.9% 4/1/21	1,545,000	1,575,900
4.9% 4/1/21	725,000	740,493
Series 2018 B, 5% 4/1/21	270,000	286,783
Mobile County Board of School Commissioners:
Series 2016 A:
3% 3/1/19	140,000	140,287
5% 3/1/22	15,000	16,092
5% 3/1/23	20,000	21,781
5% 3/1/24	25,000	27,561
5% 3/1/25	25,000	27,826
Series 2016 B:
5% 3/1/19	230,000	231,572
5% 3/1/22	20,000	21,456
5% 3/1/24	20,000	22,048
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	840,000	827,182
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	65,000	66,778
5% 3/1/21	10,000	10,477
5% 3/1/22	70,000	74,631
5% 3/1/25	35,000	38,655

TOTAL ALABAMA		13,437,740

Alaska - 0.0%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	25,000	26,264
5% 9/1/22	25,000	27,594
Series B:
5% 9/1/20	45,000	47,274
5% 9/1/22	30,000	33,113
Series C:
5% 9/1/19	45,000	46,041
5% 9/1/20	30,000	31,516
5% 9/1/22	20,000	22,075
Series D, 5% 9/1/20	45,000	47,274
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	230,000	240,879

TOTAL ALASKA		522,030

Arizona - 1.8%
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	10,000	10,000
5% 12/1/19	15,000	15,428
5% 12/1/20	20,000	21,097
5% 12/1/21	25,000	26,932
5% 12/1/22	15,000	16,478
5% 12/1/23	20,000	22,332
5% 12/1/24	35,000	39,679
Bonds Series 2013 A3, 3.54%, tender 2/1/23 (a)	2,000,000	2,086,800
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A, 5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	115,000	117,959
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)(b)	5,000,000	4,993,550
Series 2007, 2.7%, tender 8/14/23 (a)(b)	4,000,000	3,980,880
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	2,275,000	2,252,887
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	276,875
Glendale Gen. Oblig.:
Series 2010, 5% 7/1/20	3,585,000	3,749,731
Series 2015:
4% 7/1/19 (FSA Insured)	15,000	15,183
5% 7/1/22 (FSA Insured)	20,000	21,908
Series 2017:
5% 7/1/21	65,000	69,620
5% 7/1/22	75,000	82,154
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	16,097
5% 7/1/22 (FSA Insured)	25,000	27,475
5% 7/1/23 (FSA Insured)	30,000	33,595
Maricopa County Cmnty. College District (Arizona Gen. Obligations Bonds Proj. of 2004) Series 2011 D, 4.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,875,000	1,977,450
Maricopa County Indl. Dev. Auth. Rev.:
Bonds Series B, 5%, tender 10/18/22 (a)	1,090,000	1,194,618
Series 2016 A:
5% 1/1/20	815,000	840,770
5% 1/1/25	105,000	119,818
5% 1/1/26	235,000	271,611
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	20,000	20,243
4% 7/1/20	30,000	30,935
Maricopa County Unified School District #41 Gilbert Series 2016, 3% 7/1/19	840,000	845,252
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (c)	430,000	425,365
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/20 (b)	3,000,000	3,134,520
5% 7/1/21 (b)	2,750,000	2,933,343
Series 2018:
5% 7/1/19 (b)	525,000	534,012
5% 7/1/20 (b)	620,000	647,801
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.15%, tender 2/1/19 (a)(b)	14,080,000	14,080,351
Pima County Indl. Dev. Auth. E Series 2013 Q, 4% 7/1/19	265,000	267,069
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	54,060
5% 12/1/22	55,000	60,772
5% 12/1/23	75,000	84,419
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	70,000	71,246
Series 2012 A, 5% 7/1/19	35,000	35,623
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 1.9%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	410,464

TOTAL ARIZONA		60,641,402

Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,890,459
(Pine Bluff RAD Conversion Proj.) Series 2017, 1.69%, tender 11/1/19	2,070,000	2,061,281
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	7,972,080
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,492,359

TOTAL ARKANSAS		14,416,179

California - 3.0%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	5,000	4,889
0% 10/1/19 (Escrowed to Maturity)	75,000	73,972
Series 2013 A, 5% 10/1/22	50,000	55,426
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 A, 1.875%, tender 4/1/19 (a)	1,220,000	1,220,019
Series A, 2.95%, tender 4/1/26 (a)	115,000	116,277
Series B, 2.85%, tender 4/1/25 (a)	95,000	96,826
Series C, 2.1%, tender 4/1/22 (a)	1,085,000	1,082,450
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.94%, tender 5/1/21 (a)	5,995,000	5,996,259
Series 2013 D, 1.98%, tender 12/1/20 (a)	4,690,000	4,693,049
Series 2013, 2.07%, tender 12/1/22 (a)	3,270,000	3,278,208
3%, tender 12/1/19 (a)	340,000	341,854
5.25% 9/1/22	35,000	39,079
California Health Facilities Fing. Auth. Bonds Series 2016 C, 1%, tender 8/15/19 (a)	2,520,000	2,499,002
California Health Facilities Fing. Auth. Rev. Bonds Series 2013 C, 5%, tender 10/15/19 (a)	375,000	384,220
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 0.004% x 3 month U.S. LIBOR 2.149%, tender 4/1/20 (a)(d)	7,150,000	7,168,447
Series 2012 B, 0.002% x 1 month U.S. LIBOR 1.81%, tender 4/1/21 (a)(d)	5,000,000	5,005,000
Series 2018 A, 0.004% x 1 month U.S. LIBOR 2.016%, tender 8/1/21 (a)(d)	400,000	399,944
Series 2018 C, 1 month U.S. LIBOR + 0.380% 2.016%, tender 8/1/21 (a)(d)	1,055,000	1,054,852
Series 2018 D, 1 month U.S. LIBOR + 0.380% 2.005%, tender 8/1/21 (a)(d)	5,500,000	5,499,230
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2.15%, tender 2/1/19 (a)(b)(c)	3,000,000	3,000,075
California Pub. Fin. Auth. Bonds (Carolina Heights Proj.) Series 2016 C, 1.45%, tender 12/1/18 (a)	3,000,000	3,000,000
California Pub. Works Board Lease Rev.:
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	20,000	21,871
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	35,000	35,974
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/20	55,000	58,053
Series 2012 A, 5% 4/1/21	70,000	74,850
Series 2012 G, 5% 11/1/22	25,000	27,695
Series 2012 C, 5% 6/1/21	40,000	42,953
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/20 (e)	250,000	257,145
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,004,280
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
1.49%, tender 7/1/41 (FSA Insured) (a)	9,100,000	9,100,000
1.7%, tender 7/1/40 (FSA Insured) (a)	8,450,000	8,450,000
2.05%, tender 7/1/40 (FSA Insured) (a)	5,200,000	5,200,000
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,211,349
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	75,000	78,330
Series 2017 A1:
5% 6/1/21	25,000	26,576
5% 6/1/22	40,000	43,338
5% 6/1/23	45,000	49,550
5% 6/1/24	25,000	27,224
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	65,186
Long Beach Hbr. Rev. Series 1998 A, 6% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,018,517
Los Angeles Dept. Arpt. Rev.:
Series 2016 B, 4% 5/15/19 (b)	3,000,000	3,029,231
Series 2018 C, 5% 5/15/19 (b)	1,000,000	1,014,176
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,625
Palomar Pomerado Health Care Dis:
Series 2006 A, 2.49%, tender 11/1/36 (FSA Insured) (a)	5,350,000	5,350,000
Series 2006 B, 2.5%, tender 11/1/36 (FSA Insured) (a)	7,075,000	7,075,000
Series 2006 C, 2.4%, tender 11/1/36 (FSA Insured) (a)	2,500,000	2,500,000
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/19 (b)	2,485,000	2,517,356
Series 2012 P, 5% 5/1/21 (b)	55,000	58,521
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	30,000	33,830
5% 9/1/24 (FSA Insured)	50,000	57,465
San Jose Int. Arpt. Rev.:
Series 2011 A1, 5.25% 3/1/20 (b)	2,000,000	2,078,260
Series 2017 A, 5% 3/1/19 (b)	3,500,000	3,526,066
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,171

TOTAL CALIFORNIA		101,098,670

Colorado - 0.9%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	620,000	568,788
Colorado Health Facilities Auth. Rev.:
Bonds:
Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	122,231
Series 2009 B-3, 1.875%, tender 11/6/19 (a)	1,140,000	1,134,256
Series 2015 A, 4% 12/1/18	340,000	340,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (Park Ter Proj.) Series 2018, 1.85%, tender 10/1/19 (a)	1,325,000	1,319,495
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	115,000	120,028
5% 6/1/23	100,000	111,397
Series 2014 A, 5% 6/1/23	85,000	94,687
Series 2015 A, 5% 6/1/19	250,000	253,749
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	5,745,000	5,818,823
Series 2017C-2, 5%, tender 3/1/22 (a)	450,000	481,460
Denver City & County Arpt. Rev.:
Series 2007, 2.1%, tender 11/15/25 (a)	3,525,000	3,525,000
Series 2011 A, 5.25% 11/15/22 (b)	1,750,000	1,893,255
Series 2012 B, 5% 11/15/20	500,000	528,795
Series 2017 A, 5% 11/15/19 (b)	420,000	431,399
Series 2018 A:
5% 12/1/19 (b)	1,750,000	1,798,848
5% 12/1/20 (b)	8,375,000	8,832,861
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A:
5% 12/1/18 (c)	340,000	340,000
5% 12/1/19 (c)	375,000	384,813
5% 12/1/20 (c)	325,000	341,276
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2017 A, 0.009% x 1 month U.S. LIBOR 2.471%, tender 12/6/18 (a)(d)	600,000	600,488
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,357,687
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	484,113
Series 2015 A:
2.35% 9/1/20	100,000	99,897
5% 9/1/19	20,000	20,412
5% 9/1/20	275,000	287,067
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	154,529

TOTAL COLORADO		31,445,354

Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	455,000	462,220
Series 2010 B, 5% 12/1/18	250,000	250,000
Series 2011 B:
5% 5/15/20	275,000	285,827
5% 5/15/21	355,000	376,052
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.79% 5/15/19 (a)(d)	1,280,000	1,283,739
Series 2011 D, 5% 11/1/19	790,000	810,635
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.79% 4/15/19 (a)(d)	520,000	521,303
SIFMA Municipal Swap Index + 1.250% 2.94% 4/15/20 (a)(d)	4,135,000	4,172,670
Series 2012 C:
5% 6/1/19	130,000	131,905
5% 6/1/20	860,000	894,761
5% 6/1/21	510,000	540,738
Series 2012 D, SIFMA Municipal Swap Index + 0.920% 2.61% 9/15/19 (a)(d)	645,000	647,433
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 2.24% 3/1/19 (a)(d)	230,000	230,078
SIFMA Municipal Swap Index + 0.650% 2.34% 3/1/20 (a)(d)	105,000	105,091
5% 10/15/19	360,000	369,101
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.57% 8/15/19 (a)(d)	255,000	255,798
5% 8/15/20	190,000	198,647
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 2.18% 3/1/19 (a)(d)	110,000	110,020
Series 2014 C, 5% 6/15/20	400,000	416,580
Series 2014 E, 5% 9/1/19	430,000	439,405
Series 2015 A, 5% 3/15/22	275,000	295,433
Series 2015 F, 5% 11/15/20	180,000	189,342
Series 2016 A:
5% 3/15/19	650,000	655,493
5% 3/15/26	45,000	50,589
Series 2016 B:
5% 5/15/19	755,000	765,090
5% 5/15/20	305,000	317,008
5% 5/15/21	1,770,000	1,874,961
Series 2016 E:
4% 10/15/19	885,000	899,838
5% 10/15/20	1,080,000	1,133,687
Series 2016 G:
3% 11/1/20	285,000	288,913
5% 11/1/19	510,000	523,322
Series 2017 A, 5% 4/15/20	2,825,000	2,930,260
Series 2017 B:
3% 4/15/22	325,000	328,884
5% 4/15/19	645,000	652,030
5% 4/15/20	100,000	103,726
Series 2018 A, 5% 4/15/20	685,000	710,523
Series 2018 B:
5% 4/15/21	1,715,000	1,813,578
5% 4/15/22	685,000	737,005
Series 2018 E, 5% 9/15/20	415,000	434,796
Series 2018 F, 5% 9/15/20	750,000	785,775
Series A, 5% 2/15/21	2,250,000	2,262,195
Series D, SIFMA Municipal Swap Index + 1.020% 2.71% 8/15/20 (a)(d)	890,000	896,248
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,140,881
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	935,091
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	625,000	624,582
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 2.091%, tender 12/3/18 (a)(d)	1,075,000	1,075,018
(Yale Univ. Proj.):
Series 2014 A, 1.3%, tender 2/3/20 (a)	2,855,000	2,833,730
Series 2017 B, 5%, tender 7/1/20 (a)	1,635,000	1,711,436
Series 2010 A, 1.8%, tender 2/9/21 (a)	7,655,000	7,608,611
Series 2013 A, 1%, tender 7/1/19 (a)	3,270,000	3,253,239
Series 2015 A, 2.05%, tender 7/21/21 (a)	9,975,000	9,957,344
Series U1, 1%, tender 2/6/19 (a)	255,000	254,630
Series 2016 CT, 3% 12/1/19	155,000	156,514
Series 2018 S, 5% 7/1/20	1,200,000	1,253,616
Series A:
5% 7/1/20	505,000	527,806
5% 7/1/21	800,000	854,368
Series N, 5% 7/1/21	610,000	651,773
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Series 2017 B:
4% 11/15/19 (b)	265,000	268,383
5% 11/15/21 (b)	155,000	164,092
5% 11/15/23 (b)	125,000	135,290
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	270,459
Bonds:
Series 2017 E-3, 1.5%, tender 11/15/20 (a)	1,495,000	1,467,866
Series 2018 E, 2.25%, tender 11/15/19 (a)(b)	4,325,000	4,327,443
Series 2013 B2, 4% 11/15/32	95,000	97,176
Series 2016 F:
1.55% 5/15/20 (b)	220,000	217,479
1.6% 11/15/20 (b)	565,000	556,446
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/18	120,000	120,000
Series 2012 B, 5% 1/1/21	325,000	342,362
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,116,520
Series 2017, 5% 12/1/18	110,000	110,000
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	1,566,000	1,685,000
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (b)	250,000	253,843
5% 6/15/20 (b)	315,000	328,394
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	65,000	67,353
5% 3/1/21 (FSA Insured)	90,000	95,338
New Haven Gen. Oblig.:
Series 2016 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	22,476
5% 8/15/25 (FSA Insured)	20,000	22,903
Series 2017 A, 5.25% 8/1/19	160,000	162,998
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	165,000	166,799
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/19	5,000,000	5,055,046

TOTAL CONNECTICUT		83,043,004

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	55,000	56,739
5% 1/1/21	45,000	47,668

TOTAL DELAWARE, NEW JERSEY		104,407

District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	4,982,550
District of Columbia Income Tax Rev. Series 2014 A, 5% 12/1/18	3,040,000	3,040,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B, 5% 10/1/19 (b)	705,000	721,439
Series 2012 A, 5% 10/1/22 (b)	140,000	153,405
Series 2014 A:
5% 10/1/19 (b)	315,000	322,345
5% 10/1/23 (b)	10,000	11,145
Series 2017 A:
5% 10/1/26 (b)	145,000	167,581
5% 10/1/27 (b)	110,000	127,998
Series 2018 A, 5% 10/1/19 (b)	2,615,000	2,675,975
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/19	4,300,000	4,409,205
5% 10/1/21	2,000,000	2,151,940
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/20 (e)	1,000,000	1,045,770

TOTAL DISTRICT OF COLUMBIA		19,809,353

Florida - 2.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/20	485,000	507,131
5% 7/1/21	20,000	21,406
Series 2015 C:
5% 7/1/21	15,000	16,055
5% 7/1/22	80,000	87,430
5% 7/1/23	65,000	72,519
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (b)	1,635,000	1,658,890
Series 2012 Q, 5% 10/1/21 (b)	320,000	342,877
Series 2012 Q1, 5% 10/1/21	20,000	21,538
Series A:
5% 10/1/22 (b)	65,000	70,949
5% 10/1/23 (b)	90,000	99,782
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/21 (b)	355,000	379,037
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	76,577
Series 2012 A, 5% 7/1/19	155,000	157,751
Series 2015 A:
5% 7/1/19	45,000	45,799
5% 7/1/20	85,000	88,879
5% 7/1/21	100,000	107,082
5% 7/1/22	75,000	82,046
5% 7/1/23	60,000	66,857
5% 7/1/24	30,000	34,011
Series 2015 B:
5% 7/1/19	45,000	45,799
5% 7/1/20	65,000	67,966
5% 7/1/21	135,000	144,561
5% 7/1/22	100,000	109,395
5% 7/1/23	60,000	66,857
5% 7/1/24	25,000	28,343
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018, 5% 7/1/19	280,000	285,050
Citizens Property Ins. Corp.:
(Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	1,215,000	1,265,751
Series 2011 A1, 5% 6/1/19	1,415,000	1,435,802
Series 2012 A1:
5% 6/1/19	2,095,000	2,125,799
5% 6/1/21	2,715,000	2,899,674
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/18	15,000	15,000
5% 12/1/19	40,000	41,220
5% 12/1/20	20,000	21,162
Escambia County Poll. Cont. Rev. Bonds Series 1997, 2.1%, tender 4/11/19 (a)	2,150,000	2,147,537
Florida Board of Ed. Lottery Rev.:
Series 2016 A, 5% 7/1/19	2,000,000	2,035,723
Series 2016 B, 5% 7/1/24	219,000	249,997
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 A, 5% 6/1/19	1,000,000	1,015,790
Series 2013 C, 5% 6/1/19	1,210,000	1,229,106
Series 2016 C, 5% 6/1/19	1,320,000	1,340,843
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/19	30,000	30,083
5% 2/1/20	45,000	45,931
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	460,000	458,418
2% 7/1/21	400,000	398,504
2.05% 1/1/22	305,000	303,734
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	21,451
5% 10/1/22	45,000	49,095
5% 10/1/23	55,000	61,000
5% 10/1/24	45,000	50,568
5% 10/1/25	40,000	45,404
5% 10/1/26	45,000	50,693
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C:
5% 10/1/19	35,000	35,889
5% 10/1/20	20,000	21,106
Series 2016:
5% 10/1/19 (b)	1,900,000	1,943,200
5% 10/1/20 (b)	50,000	52,407
Series 2017 A:
5% 10/1/25 (b)	20,000	22,689
5% 10/1/26 (b)	45,000	51,463
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	32,789
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,070,000	1,125,041
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	49,395
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	20,913
5% 7/1/22	45,000	49,114
5% 7/1/23	45,000	50,060
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 B, 5% 10/1/21	750,000	804,683
Series 2013 C:
5% 10/1/19	480,000	491,312
5% 10/1/22	430,000	468,210
Series 2014 A, 5% 10/1/21	595,000	638,042
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21	15,000	15,593
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	30,000	31,158
5% 10/1/39 (Pre-Refunded to 4/1/20 @ 100)	2,345,000	2,435,540
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/19	70,000	71,920
Lee County Solid Waste Sys. Rev. Series 2016, 5% 10/1/20 (b)	130,000	135,308
Manatee County Rev. Series 2013:
5% 10/1/19	25,000	25,637
5% 10/1/20	45,000	47,439
5% 10/1/21	45,000	48,486
5% 10/1/22	20,000	22,023
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	34,263
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2016, 1.78%, tender 4/1/19 (a)	2,125,000	2,122,348
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	114,150
Miami-Dade County Series 2013 D, 5% 10/1/19 (b)	1,245,000	1,271,451
Miami-Dade County Aviation Rev.:
Series 2009 B, 5.5% 10/1/36 (Pre-Refunded to 10/1/19 @ 100)	3,190,000	3,283,722
Series 2010, 5% 10/1/22	40,000	41,983
Series 2012 A:
5% 10/1/19 (b)	740,000	757,378
5% 10/1/20 (b)	1,150,000	1,203,671
5% 10/1/21 (b)	245,000	261,682
Series 2017 B:
5% 10/1/19 (b)	2,095,000	2,144,198
5% 10/1/20 (b)	45,000	47,100
Series 2018 A, 4% 10/1/19 (b)	8,805,000	8,927,854
Series A1, 5% 10/1/21	200,000	209,988
Miami-Dade County Edl. Facilities Rev. Series 2007 B, 5.25% 4/1/19 (AMBAC Insured)	4,000,000	4,041,608
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	45,000	45,786
5% 7/1/20	20,000	20,919
5% 7/1/21	45,000	48,222
5% 7/1/22	45,000	49,325
5% 7/1/23	45,000	49,212
Bonds Series 2012, 2.02%, tender 12/6/18, LOC Dexia Cr. Local SA (a)(c)	1,740,000	1,740,000
Series 2014 A, 5% 7/1/24	15,000	17,064
Series 2014 B:
5% 7/1/22	35,000	38,364
5% 7/1/23	70,000	78,291
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	85,000	93,927
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	120,000	126,017
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	3,960,000	3,950,852
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	415,000	421,122
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	190,000	194,739
Series 2014 D:
5% 11/1/20	320,000	337,078
5% 11/1/21	135,000	145,375
5% 11/1/22	65,000	71,365
5% 11/1/23	165,000	184,388
Series 2015 A:
5% 5/1/19	20,000	20,251
5% 5/1/20	1,155,000	1,201,385
5% 5/1/21	250,000	266,245
5% 5/1/22	80,000	87,044
5% 5/1/23	140,000	155,275
Series 2015 B, 5% 5/1/24	645,000	727,579
Series 2015 D, 5% 2/1/22	410,000	443,493
Series 2016 A, 5% 8/1/27	120,000	137,159
Series 2016 C, 5% 2/1/20	470,000	485,722
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	25,000	25,439
North Broward Hosp. District Rev. Series 2017 B:
5% 1/1/20	220,000	225,997
5% 1/1/21	205,000	215,186
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	25,000	25,650
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	20,000	20,348
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B, 5% 10/1/19	50,000	51,274
Palm Beach County Health Facilities A Series 2016, 4% 11/15/19	3,085,000	3,127,146
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	20,000	20,291
5% 12/1/20	30,000	31,437
5% 12/1/21	35,000	37,422
5% 12/1/23	5,000	5,497
5% 12/1/24	10,000	11,137
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 4% 5/15/19	790,000	793,429
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A:
5% 8/1/20	1,150,000	1,205,971
5% 8/1/21	2,000,000	2,148,380
Series 2018 B, 5% 8/1/21	1,100,000	1,181,609
Series 2014 B:
4% 8/1/19	190,000	192,632
4% 8/1/21	90,000	94,244
5% 8/1/19	65,000	66,323
5% 8/1/21	115,000	123,532
5% 8/1/22	20,000	21,976
Series 2015 B:
5% 8/1/19	60,000	61,222
5% 8/1/20	40,000	41,947
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 2.1%, tender 8/1/30 (a)	3,975,000	3,975,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/19	25,000	25,625
5% 10/1/20	20,000	21,036
5% 10/1/21	20,000	21,487
5% 10/1/22	20,000	21,907
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	45,000	46,098
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	22,891
5% 7/1/26	25,000	28,927
South Broward Hosp. District Rev. Series 2015, 5% 5/1/19	2,195,000	2,223,580
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/19	3,520,000	3,588,203
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	69,498
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	33,675
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (b)	255,000	260,904
Series 2013, 5% 10/1/20 (b)	170,000	178,339
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	41,916
Series 2016 A:
5% 9/1/19	130,000	132,814
5% 9/1/20	150,000	157,185
Univ. North Florida Fing. Corp. Cir Series 2016, 5% 11/1/19 (FSA Insured)	705,000	722,256
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/19	5,000	5,097

TOTAL FLORIDA		87,614,411

Georgia - 1.7%
Atlanta Urban Resdtl Fin. Bonds (Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	9,959,100
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/20 (b)	565,000	582,193
5% 1/1/22	20,000	21,714
5% 1/1/23	20,000	22,177
5% 1/1/24	25,000	28,244
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/20	1,000,000	1,056,650
Augusta Hsg. Auth. Multi-family Hsg. Rev. Bonds (Richmond Villas Apts. Proj.) Series 2017, 1.2%, tender 3/1/19 (a)	1,530,000	1,525,855
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	364,571
Series 2008, 1.65%, tender 6/18/21 (a)	485,000	466,919
(Georgia Pwr. Co. Proj.) Series 2017, 1.85%, tender 8/22/19 (a)	3,635,000	3,613,925
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	218,152
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,477,159
Clarke County Hosp. Auth. Series 2016:
5% 7/1/19	295,000	300,047
5% 7/1/20	190,000	198,520
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	30,000	30,316
5% 4/1/20	45,000	46,731
5% 4/1/21	100,000	106,200
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2016, 1.75%, tender 1/15/19 (a)	1,570,000	1,569,350
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	40,000	40,163
5% 4/1/20	40,000	41,539
5% 4/1/21	85,000	90,270
Fulton County Dev. Auth.:
(Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	135,829
Bonds Series 2018 A, 2%, tender 3/1/20 (a)	4,000,000	3,989,240
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	130,000	130,294
5.75% 1/1/20	20,000	20,045
Series 2008 A:
5.25% 1/1/19	140,000	140,332
5.25% 1/1/21	140,000	147,473
Series 2009 B, 5% 1/1/20	4,180,000	4,305,400
Series 2011 A:
5% 1/1/19	750,000	751,638
5% 1/1/20	245,000	252,350
5% 1/1/21	1,155,000	1,210,856
Series 2015 A:
5% 1/1/20	390,000	401,700
5% 1/1/21	255,000	267,332
Series 2016 A:
4% 1/1/19	225,000	225,324
4% 1/1/21	280,000	287,921
5% 1/1/19	385,000	385,841
5% 1/1/20	735,000	757,050
Series GG:
5% 1/1/20	135,000	139,123
5% 1/1/21	255,000	268,497
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	35,000	35,857
5% 10/1/22	20,000	21,935
5% 10/1/23	55,000	61,344
Series R, 5% 10/1/21	110,000	118,169
Series 2016 A, 5% 10/1/19	1,050,000	1,075,705
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	50,000	50,204
3% 4/1/20	40,000	40,499
3% 4/1/21	35,000	35,593
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	31,154
5% 4/1/21	85,000	90,270
Macon-Bibb County Hsg. Auth. Bonds Series 2018, 2.04%, tender 4/1/20 (a)	5,000,000	4,985,650
Main Street Natural Gas, Inc. Series 2018 C, 4% 12/1/19	215,000	218,785
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 3/15/19	4,000,000	4,031,698
Series 2007 B, 5% 3/15/19	5,000,000	5,037,777
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	685,394
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,162,255
Northwest Georgia Hsg. Auth. Multifamily Hsg. Bonds (Meadow Lane Apts. Proj.) Series 2017, 1.7%, tender 9/1/20 (a)	1,500,000	1,478,895
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	79,399

TOTAL GEORGIA		55,816,623

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	2,085,000	2,118,983
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 2.14%, tender 7/1/39 (a)(d)	605,000	605,000
Hawaii Gen. Oblig. Series 2011 DZ, 5% 12/1/28 (Pre-Refunded to 12/1/21 @ 100)	1,945,000	2,105,365
Honolulu City & County Gen. Oblig.:
Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 2%, tender 9/1/20 (a)(d)	2,180,000	2,178,866
SIFMA Municipal Swap Index + 0.320% 2.01%, tender 9/1/20 (a)(d)	1,965,000	1,963,998
SIFMA Municipal Swap Index + 0.320% 2.01%, tender 9/1/20 (a)(d)	875,000	874,554
Series 2017 D:
5% 9/1/24	25,000	28,660
5% 9/1/25	65,000	75,746
Series 2018 B, 5% 9/1/19	3,060,000	3,130,589
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (b)	30,000	30,571
5% 8/1/20 (b)	65,000	67,892
5% 8/1/21 (b)	10,000	10,656
5% 8/1/22 (b)	45,000	48,867
5% 8/1/23 (b)	30,000	33,047

TOTAL HAWAII		13,272,794

Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/20	515,000	532,871
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	150,000	156,693
5% 7/15/21	230,000	246,385

TOTAL IDAHO		935,949

Illinois - 4.3%
Bedford Park Tax Increment Rev. (65th and Cicero Proj.) Series 2015, 3% 12/30/18	195,000	194,986
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	355,000	374,411
Chicago Board of Ed. Series 2009 D, 5% 12/1/18 (Escrowed to Maturity)	50,000	50,000
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	215,000	214,572
Series 1999, 5.5% 1/1/19 (FGIC Insured) (FSA Insured)	1,655,000	1,658,543
Series 2002 B, 5% 1/1/19	420,000	420,824
Series 2003 B:
5% 1/1/19	700,000	701,373
5% 1/1/20	720,000	733,572
Series 2007, 5% 12/1/18	555,000	555,000
Series 2009 A:
4% 1/1/19	270,000	270,330
4% 1/1/19 (Escrowed to Maturity)	290,000	290,462
Series 2010, 5% 12/1/19	220,000	223,921
Series 2015 C:
5% 1/1/20	280,000	285,158
5% 1/1/21	435,000	449,259
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	2,255,000	2,320,193
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	15,000	15,479
5% 1/1/21	10,000	10,534
5% 1/1/23	55,000	60,198
5% 1/1/22	110,000	118,235
5% 1/1/23	130,000	142,286
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	180,000	180,353
5% 1/1/20	5,000	5,094
5% 1/1/21	10,000	10,332
5% 1/1/22	5,000	5,224
5% 1/1/23	10,000	10,534
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/19 (b)	2,675,000	2,681,565
Series 2011 A, 5.75% 1/1/39 (Pre-Refunded to 1/1/21 @ 100)	1,475,000	1,587,484
Series 2011 B, 5% 1/1/19	425,000	425,980
Series 2012 A, 5% 1/1/21	30,000	31,766
Series 2012 B:
4% 1/1/20 (b)	3,500,000	3,569,160
5% 1/1/21 (b)	100,000	105,218
Series 2013 A, 4% 1/1/19 (b)	5,200,000	5,207,934
Series 2013 B, 5% 1/1/22	85,000	92,019
Series 2013 D:
5% 1/1/19	300,000	300,692
5% 1/1/22	70,000	75,781
Series 2015 A, 5% 1/1/19 (b)	125,000	125,284
Series 2017 D, 5% 1/1/27 (b)	35,000	39,583
Chicago Park District Gen. Oblig.:
Series 2008 F, 5.5% 1/1/33	445,000	446,224
Series 2010 C, 5% 1/1/20	250,000	256,423
Series 2011 B, 4% 1/1/19	100,000	100,142
Series 2013 D, 5% 1/1/20	355,000	364,120
Series 2018 E, 5% 11/15/20	290,000	302,902
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	425,000	428,678
5% 6/1/20	860,000	891,803
5% 6/1/21	635,000	671,532
5% 6/1/25	25,000	27,931
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	30,000	30,062
5% 1/1/23	25,000	26,680
Chicago Wtr. Rev. Series 2017 2, 5% 11/1/19	545,000	558,439
Cicero Gen. Oblig. Series 2014 A, 5% 1/1/19 (FSA Insured)	2,000,000	2,003,985
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	185,000	189,599
Series 2009 D, 5% 11/15/21	500,000	512,430
Series 2010 A, 5.25% 11/15/22	110,000	115,756
Series 2011 A, 5.25% 11/15/22	20,000	21,612
Series 2012 C:
5% 11/15/19	70,000	71,800
5% 11/15/20	155,000	162,711
5% 11/15/21	120,000	128,683
5% 11/15/22	30,000	32,778
Series 2014 A:
3% 11/15/19	500,000	503,538
5% 11/15/20	20,000	20,995
5% 11/15/21	10,000	10,724
5% 11/15/22	30,000	32,778
Series 2016 A, 5% 11/15/21	2,250,000	2,412,810
Series 2018, 5% 11/15/19	385,000	394,899
Cook County School District No. 87 Series 2012 A, 3% 12/1/19	1,215,000	1,224,243
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,113,677
DuPage County Cmnty. High School District #99 Series 2014, 5% 12/1/18	730,000	730,000
Grundy Kendall & Will Cntys Series 2008, 5.75% 10/15/19	120,000	120,360
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	220,000	218,530
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	39,451
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	723,410
(Osf Healthcare Sys.) Series 2010 A, 6% 5/15/39 (Pre-Refunded to 5/15/20 @ 100)	1,000,000	1,055,590
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/19	1,300,000	1,317,081
5% 5/15/20	700,000	728,574
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	60,000	60,953
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	535,000	549,469
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	1,100,000	1,143,450
Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 5%, tender 1/15/20 (a)	700,000	721,980
Series 2008 A2, 5%, tender 2/12/20 (a)	815,000	842,294
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	2,985,914
Series 2016 B, 0.014% x 1 month U.S. LIBOR 2.96%, tender 5/1/21 (a)(d)	1,090,000	1,094,447
Series 2017 B, 5%, tender 12/15/22 (a)	65,000	71,560
Series E, 2.25%, tender 4/29/22 (a)	500,000	496,285
Series 2009 A, 5% 8/15/19 (Escrowed to Maturity)	1,395,000	1,424,675
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	27,024
Series 2012 A:
5% 5/15/19	565,000	572,424
5% 5/15/23	30,000	32,409
Series 2012:
5% 9/1/19	25,000	25,564
5% 9/1/20	30,000	31,474
5% 9/1/21	45,000	48,295
5% 9/1/22	75,000	82,244
Series 2015 A:
5% 11/15/22	800,000	876,792
5% 11/15/22	10,000	10,984
5% 11/15/24	35,000	39,510
5% 11/15/25	45,000	51,278
5% 11/15/26	45,000	50,994
Series 2015 B:
5% 11/15/20	35,000	36,864
5% 11/15/24	45,000	51,011
Series 2016 A:
4% 5/1/19	1,110,000	1,117,278
4% 11/1/19	110,000	111,600
5% 7/1/19	155,000	157,446
5% 8/15/19	130,000	132,060
5% 8/15/20	10,000	10,364
5% 2/15/21	15,000	15,870
5% 8/15/21	15,000	15,824
5% 2/15/23	20,000	22,003
5% 8/15/23	35,000	38,014
5% 8/15/24	50,000	54,919
Series 2016 C:
5% 2/15/20	110,000	113,378
5% 2/15/22	225,000	244,231
5% 2/15/23	100,000	110,729
5% 2/15/24	115,000	129,530
Series 2016 D, 5% 2/15/20	505,000	522,453
Series 2016:
5% 11/15/19	170,000	174,517
5% 5/15/21	430,000	457,821
5% 7/1/22	65,000	71,247
5% 5/15/25	10,000	11,342
5% 5/15/26	20,000	22,817
5% 5/15/27	25,000	28,372
Series 2017:
5% 1/1/23	35,000	38,766
5% 1/1/25	50,000	57,268
5% 1/1/27	45,000	52,819
Series A, 5.25% 3/1/19	1,700,000	1,712,217
Illinois Gen. Oblig.:
Series 2006 A, 5% 6/1/19	215,000	217,493
Series 2006, 5% 6/1/21	405,000	419,179
Series 2010:
5% 1/1/19 (FSA Insured)	2,130,000	2,134,669
5% 1/1/21 (FSA Insured)	35,000	35,914
Series 2012 A, 4% 1/1/23	30,000	30,137
Series 2012:
5% 3/1/19	355,000	357,044
5% 8/1/19	2,270,000	2,304,656
5% 8/1/20	150,000	154,836
5% 8/1/21	55,000	57,017
5% 8/1/22	760,000	793,744
Series 2013:
5% 7/1/21	140,000	145,019
5% 7/1/22	290,000	302,705
Series 2014:
5% 5/1/19	545,000	550,259
5% 2/1/20	665,000	680,541
5% 2/1/21	865,000	891,711
5% 2/1/22	65,000	67,573
5% 4/1/23	50,000	52,472
5% 2/1/25	50,000	52,236
Series 2016:
5% 2/1/19	475,000	476,795
5% 1/1/20	1,760,000	1,798,421
5% 11/1/20	50,000	51,840
5% 1/1/21	2,865,000	2,950,205
5% 11/1/21	1,505,000	1,564,327
5% 1/1/22	1,650,000	1,713,707
5% 1/1/26	50,000	52,990
5% 2/1/26	235,000	249,041
Series 2017 B, 5% 11/1/19	8,330,000	8,510,391
Series 2017 D, 5% 11/1/21	2,180,000	2,265,936
Series 2018 A:
5% 5/1/19	8,200,000	8,279,121
5% 10/1/20	1,000,000	1,035,220
5% 10/1/21	1,500,000	1,557,900
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	165,000	171,027
Series 2015 A:
5% 2/1/19	2,425,000	2,436,586
5% 2/1/20	1,135,000	1,173,238
5% 2/1/21	470,000	497,443
5% 2/1/22	380,000	410,081
5% 2/1/23	25,000	27,464
Illinois Reg'l. Trans. Auth.:
Series 2002 A, 6% 7/1/21	460,000	502,463
Series 2010A, 5% 7/1/20	465,000	478,397
Series 2011 A, 5% 6/1/19 (FSA Insured)	1,560,000	1,582,163
Series 2014 A, 5% 6/1/19	200,000	202,841
Series 2017 A:
5% 7/1/19	3,000,000	3,049,590
5% 7/1/20	210,000	219,116
5% 7/1/21	210,000	223,782
Illinois Sales Tax Rev.:
Series 2002, 5.75% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,360,000	1,384,226
Series 2011, 4% 6/15/20	1,635,000	1,663,940
Series 2013, 5% 6/15/19	1,035,000	1,049,369
Series 2016 D, 5% 6/15/23	1,500,000	1,614,990
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B-1, 5% 12/1/18	650,000	650,000
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,002,320
Mc Henry & Lake Cntys Ill Cmnt Series 2012 A, 3% 12/1/19	1,015,000	1,023,319
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	90,442
0% 1/15/25	110,000	91,416
0% 1/15/26	80,000	63,872
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	50,000	50,240
5% 2/1/20	50,000	51,690
5% 2/1/23	50,000	55,178
Metropolitan Pier & Exposition:
Series 1996 A, 0% 12/15/18	4,000,000	3,996,739
Series 2012 B, 5% 12/15/22	1,655,000	1,752,662
Minooka Ill Spl. Assmt Series 2014, 3.5% 12/1/19 (FSA Insured)	120,000	121,039
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5% 6/1/19	1,850,000	1,874,549
5.125% 6/1/19	750,000	760,223
5.25% 6/1/20	850,000	884,901
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	5,300,000	5,727,180
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	2,750,000	3,004,815
Series 2017, 5% 6/1/22	220,000	237,591
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,653,314
Univ. of Illinois Rev.:
Series 1999, 0% 4/1/19	1,500,000	1,488,343
Series 2001 B, 5.5% 4/1/19	110,000	111,222
Waukegan Gen. Oblig. Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,013,350
4% 12/30/21 (FSA Insured)	410,000	428,610
4% 12/30/22 (FSA Insured)	425,000	447,121
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,945,457
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,971,330

TOTAL ILLINOIS		146,221,806

Indiana - 0.8%
Anderson Econ. Dev. Auth. Rev. Bonds (Cottages of Anderson Apts. Proj.) Series 2017, 1.7%, tender 1/1/19	360,000	359,794
Hammond Loc Pub. Impt. Bd Bank Series 2018 A, 2.375% 12/31/18	1,090,000	1,089,778
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	115,000	117,854
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 1.9%, tender 12/3/18 (a)(b)	6,000,000	6,000,000
Series A, 1.9%, tender 12/3/18 (a)(b)	6,000,000	6,000,000
Indiana Fin. Auth. Hosp. Rev.:
Series 2009, 5.5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	1,250,000	1,267,825
Series 2013:
5% 8/15/22	15,000	16,423
5% 8/15/23	20,000	22,288
Indiana Fin. Auth. Rev.:
Series 2010 B, 5% 12/1/19	290,000	298,500
Series 2012:
5% 3/1/20	15,000	15,562
5% 3/1/21	25,000	26,387
Series 2016:
3% 9/1/19	65,000	65,384
4% 9/1/20	130,000	133,793
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	21,029
5% 10/1/22	35,000	38,432
Series 2014 A:
5% 10/1/20	10,000	10,514
5% 10/1/21	10,000	10,763
5% 10/1/22	15,000	16,471
Series 2015 A:
5% 10/1/24	35,000	39,668
5% 10/1/25	35,000	39,953
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 4%, tender 3/1/19 (a)	440,000	442,181
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	1,840,000	1,807,119
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	265,000	260,840
Series 2017:
1.35%, tender 8/4/20 (a)	175,000	171,873
1.375%, tender 10/1/27	980,000	966,300
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	30,000	30,071
5% 1/1/20	25,000	25,818
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (b)	600,000	601,315
Series 2016:
5% 1/1/20 (b)	685,000	705,776
5% 1/1/21 (b)	60,000	63,181
5% 1/1/23 (b)	45,000	49,180
5% 1/1/24 (b)	60,000	66,599
5% 1/1/25 (b)	65,000	73,158
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	20,000	20,047
4% 1/15/20	30,000	30,654
4% 1/15/21	25,000	25,935
5% 7/15/19	35,000	35,641
5% 7/15/20	25,000	26,156
5% 7/15/21	20,000	21,404
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.):
Series 2015, 4% 7/15/19	1,085,000	1,092,177
Series 2016 A, 5% 7/15/20	1,040,000	1,078,761
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	279,324
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,125,000	1,191,848
Bonds:
(BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	1,350,000	1,344,610
Series 2015, 5%, tender 11/1/22 (a)(b)	480,000	519,566
Series 2014, SIFMA Municipal Swap Index + 0.750% 2.44%, tender 12/6/18 (a)(b)(d)	1,090,000	1,091,603

TOTAL INDIANA		27,611,555

Iowa - 0.5%
Iowa Fin. Auth. Multi-family Rev. Bonds (Elevate at Jordan Creek Apts. Proj.) Series 2018, 2%, tender 3/1/20 (a)	12,600,000	12,538,638
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/20	300,000	310,476
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 1.99%, tender 5/3/21 (a)(d)	2,000,000	2,003,120
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (b)	1,000,000	1,063,560
Series 2018 A:
5% 12/1/20 (b)	500,000	523,050
5% 12/1/21 (b)	500,000	531,780
5% 12/1/22 (b)	725,000	782,645
Peoples Mem Hosp. Buchanan County Series 2016, 1.5% 12/1/18	545,000	545,000

TOTAL IOWA		18,298,269

Kansas - 0.4%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	35,000	38,499
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	30,000	33,758
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 0.070% x 1 month U.S. LIBOR 1.91% 9/1/21(a)(d)	5,000,000	5,004,750
Series 2014 B, 0.004% x 1 month U.S. LIBOR 1.941% 9/1/19 (a)(d)	1,310,000	1,311,618
Series 2018 A, 5% 9/1/20	1,020,000	1,072,632
Kansas Dev. Fin. Agcy. Series 2009, 5.25% 11/15/21	685,000	704,303
Wichita Gen. Oblig. Series 2018 292, 4% 10/15/19	5,000,000	5,084,099
Wichita Hosp. Facilities Rev. Series 2011 IV A, 5% 11/15/20 (Escrowed to Maturity)	60,000	63,361
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,958
5% 9/1/23	15,000	16,722
5% 9/1/25	15,000	17,158

TOTAL KANSAS		13,357,858

Kentucky - 1.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/20	205,000	207,655
5% 2/1/24	30,000	32,600
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	21,941
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	4,000,000	3,966,024
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/20	55,000	56,686
5% 1/1/22	285,000	307,566
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21	360,000	385,366
Kentucky Econ. Dev. Fin. Auth. Bonds:
Series 2009 B, 2.7%, tender 11/10/21 (a)	195,000	194,688
Series 2011 B, 0.009% x 1 month U.S. LIBOR 2.464%, tender 2/1/20 (a)(d)	1,530,000	1,530,459
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/20	110,000	113,401
5% 6/1/21	230,000	241,019
Kentucky Hsg. Corp. Hsg. Rev. Bonds Series 2017, 1.45%, tender 3/1/19 (a)	1,370,000	1,367,998
Kentucky Rural Wtr. Fin. Corp. Series 2018 E1, 2.25% 3/1/20	6,000,000	6,001,680
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series 2009, 5.25% 2/1/19 (Assured Guaranty Corp. Insured)	160,000	160,835
Series D:
5% 5/1/20	1,535,000	1,593,376
5% 5/1/21	210,000	222,579
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	384,203
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	375,894
(Proj. No. 100) Series 2011 A, 5% 8/1/20	470,000	490,751
(Proj. No. 115) Series 2017, 5% 4/1/20	495,000	512,790
(Proj. No. 117) Series B, 3% 5/1/20	540,000	545,654
(Proj. No. 98) Series 2010:
4% 8/1/19	270,000	273,313
4% 8/1/20	535,000	549,969
5% 8/1/21	460,000	479,890
Series 2011, 5% 10/1/19	500,000	511,700
Series 2015 B, 5% 8/1/19	980,000	998,392
Series 2016 B, 5% 11/1/19	790,000	810,274
Series 2017, 5% 4/1/21	580,000	614,336
Kentucky, Inc. Pub. Energy Series 2018 B:
4% 1/1/20	430,000	438,200
4% 7/1/20	1,000,000	1,026,670
4% 7/1/21	1,200,000	1,247,736
Louisville & Jefferson County (Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	290,000	296,714
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	940,000	937,890
(Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	1,998,020
Series 2007 A, 1.25%, tender 6/3/19 (a)	875,000	870,954
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,588,627
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	794,180

TOTAL KENTUCKY		33,150,030

Louisiana - 0.7%
Lafayette Pub. Impt. Sale Tax Series 2015, 5% 5/1/20	1,000,000	1,041,010
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	495,000	502,277
5% 6/1/20	1,640,000	1,708,503
5% 6/1/21 (FSA Insured)	1,660,000	1,772,913
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	38,497
Series 2014 D1, 5% 12/1/22	30,000	33,233
Series 2016 B:
5% 8/1/22	310,000	340,625
5% 8/1/23	135,000	151,351
Series 2016 D:
5% 9/1/22	140,000	154,210
5% 9/1/24	155,000	176,795
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 2.4%, tender 6/1/20 (a)	7,000,000	7,009,170
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	799,336
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	255,000	262,604
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	870,000	910,977
Series 2017, 4% 8/1/19	945,000	957,093
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/19	250,000	254,263
5% 7/1/21	35,000	37,397
5% 7/1/22	20,000	21,836
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/20 (b)	710,000	731,073
5% 1/1/22 (b)	280,000	300,272
5% 1/1/23 (b)	705,000	768,492
5% 1/1/24 (b)	5,000	5,525
5% 1/1/25 (b)	5,000	5,586
5% 1/1/26 (b)	10,000	11,275
Series 2017 D1:
5% 1/1/19	285,000	285,662
5% 1/1/20	475,000	490,124
Series 2017 D2:
5% 1/1/19 (b)	410,000	410,921
5% 1/1/20 (b)	50,000	51,484
5% 1/1/21 (b)	290,000	305,071
5% 1/1/22 (b)	345,000	369,978
5% 1/1/23 (b)	10,000	10,901
5% 1/1/24 (b)	15,000	16,575
5% 1/1/25 (b)	10,000	11,172
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60,000	63,257
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	635,748
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/19	2,200,000	2,226,631
5% 5/15/20	925,000	958,189
5% 5/15/21	435,000	459,699
5% 5/15/23	100,000	108,919

TOTAL LOUISIANA		24,398,644

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	257,240
Series 2017 B, 4% 7/1/21	85,000	88,635
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	53,655
5% 7/1/22	40,000	43,916
5% 7/1/24	50,000	57,053

TOTAL MAINE		500,499

Maryland - 2.1%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	79,717
5% 7/1/25	75,000	86,646
Cmnty. Dev. Admin Dept. Hsg.:
Series 2016:
1.6% 4/1/19	2,615,000	2,609,593
2.15% 12/1/18	3,840,000	3,840,000
Series 2017, 2% 2/1/19	1,310,000	1,308,991
Series 2018 A, 2.44% 3/1/20	3,000,000	2,981,070
County Commissioners of Charles County Consolidated Series 2018, 5% 10/1/20	2,990,000	3,152,088
Howard County Gen. Oblig. (MD Consolidated Pub. Impt. Proj.) Series 2018 A, 5% 2/15/20	975,000	1,010,822
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2015, 5% 2/1/19	5,000,000	5,025,261
Series 2016, 5% 11/1/19	2,055,000	2,112,441
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Pub. Health Lab. Proj.) Series 2011, 5% 6/1/19	3,415,000	3,467,738
Maryland Gen. Oblig.:
Series 2014 A, 5% 3/1/19	1,500,000	1,511,650
Third Series 2009 C, 5% 11/1/19	2,810,000	2,889,318
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/19	10,000	10,155
5% 7/1/22	20,000	21,678
5% 7/1/23	20,000	22,030
5% 7/1/24	45,000	50,245
5% 7/1/25	40,000	45,188
Series 2017, 5% 7/1/20	1,330,000	1,389,850
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2017 D, 1.83% 6/1/19	1,460,000	1,451,852
Series 2018 B, 2.61% 4/1/20	4,655,000	4,644,666
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/19	300,000	303,770
Maryland Trans. Auth. (Thurgood Marshall Arpt. Proj.) Series 2012 B, 5% 3/1/19 (b)	4,000,000	4,027,337
Maryland-Nat'l. Cap. Park and Planning Commission Series 2018 A, 5% 11/1/20	675,000	713,367
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 1.75%, tender 12/3/18 (a)	17,700,000	17,700,000
Series 2011 A, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	350,000	356,433
Series 2018 A, 5% 11/1/19	3,000,000	3,083,855
Prince Georges County Gen. Oblig.:
Series 2013 A, 5% 3/1/19	2,060,000	2,075,848
Series 2018 A, 5% 7/15/19	5,000,000	5,096,219
Prince Georges County Rev. Auth. (Upper Marlboro Courthouse Projs.) Series 2018 A, 4% 5/1/19	1,000,000	1,008,809

TOTAL MARYLAND		72,076,637

Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016A, 0% 7/1/21	1,060,000	996,888
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	130,000	134,281
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	271,742
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,873,893
Series 2012 G, 5% 10/1/19	400,000	409,593
Series 2016 A, 5% 7/15/22	30,000	33,119
Series 2016 I:
5% 7/1/21	10,000	10,638
5% 7/1/22	15,000	16,275
5% 7/1/23	15,000	16,557
5% 7/1/24	25,000	27,983
5% 7/1/25	20,000	22,710
5% 7/1/26	20,000	22,935
Series Z1, 1.5% 8/1/19	2,500,000	2,494,338
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (b)	1,000,000	1,057,100
Series 2012 J, 5% 7/1/19 (b)	6,000,000	6,084,812
Series 2013, 5% 7/1/19 (b)	105,000	106,484
Series 2016 J, 5% 7/1/21 (b)	1,045,000	1,103,917
Series 2016, 4% 7/1/20 (b)	250,000	255,378
Series 2017 A:
3% 7/1/19 (b)	65,000	65,182
4% 7/1/20 (b)	95,000	97,043
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	1,980,000	1,944,934
Series 2016 B, 5% 7/1/22	40,000	44,018
Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.16% 2/1/19 (a)(d)	2,805,000	2,805,156
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.29% 2/1/20 (a)(d)	4,480,000	4,489,005
Series 2018 B, 5% 7/1/19	5,000,000	5,091,627
Series C, 5.5% 12/1/22	95,000	107,305
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.):
Series 2007 G2, 2%, tender 12/7/18 (FSA Insured) (a)	2,170,000	2,170,000
Series 2010, 5% 7/1/21	145,000	147,493
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	335,917
Series 2013 163:
2.2% 6/1/19 (b)	1,175,000	1,173,570
2.5% 6/1/20 (b)	1,235,000	1,233,740
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Bonds Series 2017 A, 1.22%, tender 2/1/19 (a)	2,870,000	2,865,975
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	65,000	73,479
5% 7/1/25 (b)	25,000	28,669
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	80,000	80,434

TOTAL MASSACHUSETTS		37,692,190

Michigan - 1.2%
Charlotte Pub. School District Series 2015, 5% 5/1/19	330,000	334,120
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	92,511
5% 5/1/22	35,000	38,082
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured) (e)	500,000	535,195
Series A, 5% 7/1/25 (FSA Insured) (e)	550,000	604,098
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.205% 7/1/32 (a)(d)	90,000	85,858
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	100,000	102,440
5% 10/1/20	140,000	147,253
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	25,000	25,314
5% 5/1/20	60,000	62,503
5% 5/1/21	45,000	47,990
5% 5/1/22	40,000	43,632
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	130,000	131,886
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	540,000	546,742
5% 5/1/19 (FSA Insured)	115,000	116,436
5% 5/1/23 (FSA Insured)	30,000	33,326
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	335,000	346,363
Huron Valley School District Series 2011, 5% 5/1/21	510,000	542,523
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	195,000	197,434
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	1,385,000	1,401,827
Series 2016:
5% 5/15/22	20,000	21,620
5% 5/15/24	10,000	11,136
5% 5/15/25	15,000	16,919
5% 5/15/26	15,000	17,070
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/19	20,000	20,564
5% 11/15/20	165,000	173,918
Lake Orion Cmnty. School District 5% 5/1/19	230,000	232,890
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	140,000	141,124
4% 5/1/20	310,000	318,128
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	255,000	258,131
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	497,379
5% 4/15/23	30,000	33,497
5% 4/15/24	30,000	34,043
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	154,595
Bonds:
Series 2013 M1, 1.75%, tender 12/3/18 (a)	1,185,000	1,185,000
1.1%, tender 8/15/19 (a)	1,455,000	1,444,473
Series 2010 A, 5% 12/1/18	155,000	155,000
Series 2014, 4% 6/1/19	450,000	454,093
Series 2015 A:
5% 5/15/19	125,000	126,637
5% 8/1/22	1,050,000	1,148,690
5% 8/1/23	85,000	94,778
Series 2015, 5% 12/1/18	2,115,000	2,115,000
Series 2016:
3% 1/1/19	25,000	25,016
3% 1/1/20	40,000	40,334
5% 11/15/19	130,000	133,454
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	355,000	368,433
5% 3/15/21	20,000	21,297
5% 3/15/22	50,000	54,488
5% 3/15/23	85,000	94,602
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	79,487
Series 2005 A, 1.5%, tender 5/1/20 (a)	340,000	335,832
Series 2005 A4, 1.625%, tender 11/1/19 (a)	145,000	144,150
Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,350,000	1,342,629
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Newman Court Apts. Proj.) Series 2017, 1.46%, tender 5/1/19	2,160,000	2,151,365
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2014 A, 4.125%, tender 1/1/19 (a)	5,875,000	5,881,954
Series CC, 1.45%, tender 9/1/21 (a)	155,000	148,047
Milan Area Schools Series 2019, 5% 5/1/20 (e)	760,000	785,179
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	185,000	187,310
5% 5/1/20	220,000	229,368
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	415,677
Portage Pub. Schools Series 2016:
5% 5/1/19	160,000	162,030
5% 5/1/20	175,000	182,376
5% 5/1/23	45,000	49,950
5% 11/1/23	30,000	33,554
5% 5/1/24	40,000	45,186
5% 11/1/24	45,000	51,195
5% 5/1/25	25,000	28,689
5% 11/1/25	25,000	28,848
5% 5/1/26	35,000	40,726
5% 11/1/26	25,000	29,023
5% 11/1/28	20,000	22,988
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	95,000	96,217
Rockford Pub. Schools Gen. Oblig. Series 2015, 5% 5/1/19	220,000	222,747
Royal Oak City School District Series 2018:
4% 5/1/20	100,000	102,875
5% 5/1/21	250,000	266,548
5% 5/1/22	440,000	479,494
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	37,534
5% 9/1/23	10,000	11,162
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	50,000	50,628
5% 11/1/19	60,000	61,644
5% 5/1/20	805,000	838,585
5% 11/1/20	40,000	42,220
5% 5/1/21	90,000	96,067
Univ. of Michigan Rev.:
Bonds Series 2012 E, SIFMA Municipal Swap Index + 0.270% 1.88%, tender 4/1/22 (a)(d)	1,995,000	1,996,716
Series 2018 A, 5% 4/1/19	550,000	555,786
Warren Consolidated School District Series 2016, 4% 5/1/19	255,000	257,048
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (b)	3,675,000	3,675,000
Series 2011 A, 5% 12/1/19 (b)	1,575,000	1,618,022
Series 2017 A:
5% 12/1/19	320,000	329,539
5% 12/1/20	155,000	163,847
Series 2017 B:
5% 12/1/18 (b)	100,000	100,000
5% 12/1/19 (b)	365,000	374,970
5% 12/1/20 (b)	185,000	194,855
5% 12/1/21 (b)	300,000	323,004
Ypsilanti School District Series A, 4% 5/1/19	470,000	473,774
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	471,762

TOTAL MICHIGAN		40,043,449

Minnesota - 0.5%
Apple Vy Minn Sr Living Rev. Series 2016 B:
3% 1/1/19	145,000	145,039
3% 1/1/20	145,000	145,151
4% 1/1/21	150,000	152,720
4% 1/1/22	155,000	158,281
Dakota & Washington Counties Hsg. & Redev. Auth. Series 1988, 8.45% 9/1/19 (Escrowed to Maturity)(b)	2,655,000	2,774,639
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Bonds (Terrex-Heritage Affordable LP Proj.) Series 2017, 1.67%, tender 12/1/18	1,250,000	1,250,000
Kanabec County Minn Healthcare R Series 2018, 2.75% 12/1/19	875,000	873,499
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	910,728
4% 5/1/21	110,000	114,083
4% 5/1/22	110,000	115,398
5% 5/1/23	110,000	121,033
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,689
5% 1/1/23	20,000	22,177
Series 2014 B:
5% 1/1/21 (b)	50,000	52,703
5% 1/1/22 (b)	45,000	48,397
5% 1/1/23 (b)	20,000	21,882
Minneapolis Multi-family Rev. Bonds (1500 Nicollet Apts. Proj.) Series 2017 A, 1.375%, tender 11/1/19 (a)	2,250,000	2,231,184
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 2.12%, tender 7/3/23 (a)(d)	3,000,000	3,000,000
Series 2018 F, 2.4% 1/1/20 (b)(e)	930,000	931,339
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	71,225
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	26,964
5% 1/1/23	25,000	27,475
5% 1/1/24	35,000	39,078
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,817,008
Saint Paul Hsg. & Redev. Auth. Rev. Bonds (Union Flats Apts. Proj.) Series 2017 B, 2.75%, tender 2/1/21 (a)	980,000	962,311
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,695
5% 1/1/23	35,000	38,766
5% 1/1/24	20,000	22,564

TOTAL MINNESOTA		16,117,028

Mississippi - 0.1%
Mississippi Bus. Fin. Co. Gulf Opp Zone Series 2017, 2.22%, tender 5/1/19 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.) (a)	1,650,000	1,650,639
Mississippi Dev. Bank Spl. Oblig. Series 2010 D, 5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	1,880,000	1,970,240

TOTAL MISSISSIPPI		3,620,879

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	140,000	140,828
5% 3/1/20	5,000	5,145
5% 3/1/21	10,000	10,463
5% 3/1/22	15,000	15,935
5% 3/1/23	20,000	21,535
5% 3/1/24	15,000	16,329
5% 3/1/25	15,000	16,495
5% 3/1/26	20,000	22,120
Kansas City Santn Swr. Sys. R:
Series 2018 A:
4% 1/1/20	400,000	408,764
4% 1/1/21	350,000	363,892
Series 2018 B, 5% 1/1/20	100,000	103,249
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Bonds (Gotham Apts. Proj.) Series 2018, 1.81%, tender 8/1/19 (a)	1,000,000	997,909
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	200,000	208,106
Missouri Highways & Trans. Commission State Road Rev. (Exelon Generation Co. LLC Proj.) Series 2006, 5% 2/1/19	1,750,000	1,759,095
Saint Louis Arpt. Rev. Series 2017 B, 4% 7/1/19 (FSA Insured) (b)	4,400,000	4,447,222
St Louis County Libr District Ctfs. Series 2013, 5% 4/1/20	1,545,000	1,606,089

TOTAL MISSOURI		10,143,176

Montana - 0.2%
Montana Board of Invt. Series 2017, 1.65%, tender 3/1/19 (a)	5,270,000	5,263,676
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	475,000	477,714
5% 2/15/20	1,815,000	1,877,073
5% 2/15/21	550,000	582,269

TOTAL MONTANA		8,200,732

Nebraska - 0.1%
Douglas County Hsg. Auth. (Sorensen Sr. Residences Proj.) Series 2017 A, 2.05% 3/1/20	3,000,000	2,987,970
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2013 B:
2.1% 3/1/19 (b)	845,000	844,691
2.15% 9/1/19 (b)	835,000	833,827

TOTAL NEBRASKA		4,666,488

Nevada - 0.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (b)	1,355,000	1,412,100
5% 7/1/21 (b)	1,825,000	1,942,421
5% 7/1/22 (b)	85,000	92,132
Series 2010 D, 5% 7/1/20	210,000	216,663
Series 2013 A, 5% 7/1/20 (b)	500,000	520,675
Series 2014 A, 5% 7/1/20 (b)	1,000,000	1,042,140
Series 2017 C, 5% 7/1/21 (b)	1,900,000	2,019,795
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2015 C, 5% 7/1/19	1,875,000	1,906,644
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,048,170
Clark County School District:
Series 2007 A, 4.5% 6/15/19	85,000	86,188
Series 2015 A, 5% 6/15/19	2,045,000	2,078,513
Series 2015 D, 5% 6/15/20	210,000	219,318
Series 2016 A:
5% 6/15/21	35,000	37,271
5% 6/15/23	30,000	33,103
Series 2016 F, 5% 6/15/19	1,000,000	1,016,388
Series 2017 A, 5% 6/15/22	2,000,000	2,171,680
Series 2017 B, 5% 6/15/19	205,000	208,360
Series 2017 C, 5% 6/15/20	925,000	966,042
Series 2017 D, 5% 6/15/20	230,000	240,205
Humboldt County Nev Poll. Cont. Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.25%, tender 6/3/19 (a)	45,000	44,763
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/20	50,000	52,434
Series 2013 D1, 5% 3/1/24	60,000	66,726
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	116,625
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	680,000	676,959

TOTAL NEVADA		18,215,315

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	2,000,000	2,096,000
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	160,000	161,051
3% 10/1/21	225,000	227,630
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,921,732
Series 2012:
4% 7/1/20	60,000	61,459
4% 7/1/21	35,000	36,330
Series 2016:
3% 10/1/20	280,000	282,727
5% 10/1/21	25,000	26,583
5% 10/1/23	35,000	38,288

TOTAL NEW HAMPSHIRE		5,851,800

New Jersey - 3.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	70,000	72,169
5% 2/15/21	55,000	57,996
5% 2/15/22	55,000	59,206
5% 2/15/23	70,000	76,600
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	2,315,000	2,367,237
Hudson County Impt. Auth. Rev. (Local Unit Ln. Prog.) Series 2018 A1, 2.5% 3/21/19	4,000,000	4,008,007
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	134,000	137,345
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/19	145,000	147,021
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	150,000	151,613
Series 2009 AA, 5.25% 12/15/20	255,000	258,792
Series 2011 EE, 4.5% 9/1/20	80,000	82,777
Series 2017 B, 5% 11/1/19	1,940,000	1,985,364
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	20,926
5% 6/1/23 (FSA Insured)	25,000	27,390
5% 6/1/24 (FSA Insured)	20,000	22,199
Series 2005 K, 5.5% 12/15/19	175,000	180,524
Series 2010 DD, 5% 12/15/18	500,000	500,443
Series 2011 EE:
5% 9/1/20	30,000	31,295
5% 9/1/20 (Escrowed to Maturity)	105,000	110,196
Series 2012 II:
5% 3/1/21	150,000	157,317
5% 3/1/22	135,000	144,017
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	180,000	181,363
Series 2013:
5% 3/1/20	1,270,000	1,310,107
5% 3/1/23	130,000	140,301
Series 2014 PP, 5% 6/15/19	3,480,000	3,528,498
Series 2014 UU, 5% 6/15/19	475,000	481,620
Series 2015 XX, 5% 6/15/19	3,270,000	3,315,572
Series 2016 BBB, 5% 6/15/21	1,090,000	1,149,449
Series 2017 B, 5% 11/1/20	2,180,000	2,282,569
Series 2017 DDD:
5% 6/15/19	130,000	131,812
5% 6/15/20	130,000	134,989
5% 6/15/22	220,000	235,800
Series PP, 5% 6/15/20	50,000	51,919
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	128,612
Series 2014:
5% 6/15/20	240,000	249,026
5% 6/15/21	240,000	252,967
Series 2016 A:
5% 7/1/21	50,000	52,717
5% 7/1/22	140,000	150,111
5% 7/1/23	75,000	81,634
5% 7/1/24	175,000	193,016
Series 2016 E, 5% 7/1/22	625,000	680,125
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	155,000	158,112
Series 2014, 5% 6/1/19	160,000	162,392
Series 2016 T, 5% 6/1/20	175,000	182,520
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Barnabas Health Proj.) Series 2011 A, 5% 7/1/20 (Escrowed to Maturity)	2,320,000	2,425,862
Series 2010, 5% 1/1/19	55,000	55,131
Series 2016 A:
5% 7/1/19	35,000	35,495
5% 7/1/19	200,000	203,375
5% 7/1/21	5,000	5,305
5% 7/1/22	5,000	5,411
5% 7/1/23	15,000	16,468
5% 7/1/24	20,000	22,200
5% 7/1/24	10,000	11,100
5% 7/1/24	25,000	28,385
5% 7/1/25	10,000	11,208
5% 7/1/26	5,000	5,632
5% 7/1/27	5,000	5,606
Series 2016:
4% 7/1/19	265,000	267,107
4% 7/1/20	425,000	433,415
5% 7/1/19	260,000	264,403
5% 7/1/20	515,000	537,928
5% 7/1/21	220,000	231,955
4% 7/1/19 (Escrowed to Maturity)	65,000	65,761
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	3,520,000	3,681,603
Series 2011, 5% 12/1/18 (b)	430,000	430,000
Series 2012 1A, 5% 12/1/20 (b)	2,000,000	2,091,820
Series 2013:
4% 12/1/20 (b)	1,055,000	1,081,850
5% 12/1/18 (b)	130,000	130,000
5% 12/1/19 (b)	85,000	87,039
5% 12/1/21 (b)	1,500,000	1,597,125
Series 2015 1A, 5% 12/1/21 (b)	4,400,000	4,684,900
Series 2017 1A:
5% 12/1/22 (b)	15,000	16,222
5% 12/1/23 (b)	45,000	49,317
Series 2017 1B:
5% 12/1/19 (b)	855,000	875,506
5% 12/1/20 (b)	1,065,000	1,113,894
5% 12/1/21 (b)	20,000	21,295
Series 2018 B:
5% 12/1/18 (b)	250,000	250,000
5% 12/1/20 (b)	4,275,000	4,471,265
5% 12/1/21 (b)	710,000	755,973
New Jersey Hsg. & Mtg. Fin. Agcy. (Spruce Spires Proj.) Bonds Series 2018 B, 2.02%, tender 8/1/20 (a)	5,000,000	4,980,500
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2017 A, 1.5% 11/1/19	130,000	129,336
Series 2017 B, 1.75% 11/1/20	1,800,000	1,786,590
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 B:
2.25% 10/1/20 (b)	4,755,000	4,724,093
2.5% 4/1/21 (b)	4,530,000	4,511,654
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A:
4% 9/1/19	1,000,000	1,011,736
5% 9/1/20	1,000,000	1,040,740
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	3,190,000	3,234,848
5% 6/1/20	3,050,000	3,171,909
5% 6/1/21	1,660,000	1,754,288
5% 6/1/22	1,100,000	1,181,862
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 0.005% x 1 month U.S. LIBOR 2.07%, tender 1/1/21 (a)(d)	5,905,000	5,905,886
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	85,000	93,600
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,012
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.95% 1/1/21 (a)(d)	195,000	194,567
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	70,000	72,463
Series 2003 B, 5.25% 12/15/19	85,000	87,468
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	107,450
Series 2010 D, 5% 12/15/18	50,000	50,044
Series 2012 AA, 5% 6/15/19	35,000	35,488
Series 2013 A:
5% 12/15/18	2,000,000	2,001,772
5% 12/15/19	1,305,000	1,339,593
5% 6/15/20	515,000	534,766
Series 2013 AA, 5% 6/15/19	120,000	121,672
Series 2016 A:
5% 6/15/20	4,365,000	4,532,529
5% 6/15/27	90,000	100,608
Series 2016 A-1 & A-2, 5% 6/15/19	1,180,000	1,197,072
Series 2018 A:
4% 6/15/19	800,000	807,380
4% 6/15/20	540,000	552,658
5% 6/15/21	3,345,000	3,540,047
5% 6/15/22	3,775,000	4,063,259
Series AA, 5% 6/15/20	375,000	389,393
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/19	530,000	541,987
5% 9/15/21	105,000	111,585
South Jersey Port Corp. Rev. Series 2012 R:
4% 1/1/19 (b)	700,000	700,604
4% 1/1/20 (b)	1,750,000	1,767,973

TOTAL NEW JERSEY		108,191,653

New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	228,184
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	992,315
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	677,918
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	132,636
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	305,000	303,650
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	2,160,000	2,197,679
Series 2014 B, 0.008% x 1 month U.S. LIBOR 2.291%, tender 12/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,975,000	8,976,817
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,601,265

TOTAL NEW MEXICO		15,110,464

New York - 3.5%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	10,921
5% 7/1/24	40,000	45,173
Series 2017 4% 12/1/20 (c)	200,000	205,246
Series 2017:
4% 12/1/18 (c)	300,000	300,000
4% 12/1/19 (c)	300,000	304,246
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A, 5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	15,000	15,248
Ilion Hsg. Auth. Spl. Ltd. Obl Bonds (John Guy Prindle Apts. Proj.) Series 2017, 2%, tender 1/1/19 (a)	705,000	704,783
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	135,000	133,627
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	1,930,000	1,963,254
Series 2016 B:
5% 9/1/25	60,000	69,291
5% 9/1/26	25,000	29,144
New York City Gen. Oblig.:
Series 2006, 2%, tender 6/1/36 (FSA Insured) (a)	5,525,000	5,525,000
Series 2007 A, 2%, tender 8/1/26 (FSA Insured) (a)	1,100,000	1,100,000
Series 2007 C-4, 1.99%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 1.83%, tender 12/7/18 (FSA Insured) (a)	6,500,000	6,500,000
Series 2008 A-3, 2.1%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 0.2%, tender 10/1/27 (a)	13,375,000	13,375,000
Series 2014 J, 5% 8/1/19	4,250,000	4,337,658
Series 2015 A, 5% 8/1/19	1,000,000	1,020,626
Series 2015 C, 5% 8/1/25	35,000	40,244
Series 2015 F, SIFMA Municipal Swap Index + 0.650% 2.34% 2/15/19 (a)(d)	255,000	255,169
New York City Hsg. Dev. Corp. Bonds:
Series 2016 1-2-B, 1.85%, tender 5/1/19 (a)	3,500,000	3,495,698
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,606,698
Series 2018 G, 1.5%, tender 1/19/19 (a)	3,325,000	3,322,572
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/20	100,000	105,684
Series B:
5% 11/1/20	95,000	97,630
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	35,000	35,998
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	175,000	180,245
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 2.14%, tender 6/1/22 (a)(d)	1,605,000	1,604,406
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 0.006% x 1 month U.S. LIBOR 2.091%, tender 11/1/22 (a)(d)	1,745,000	1,736,851
Series 2012 A, SIFMA Municipal Swap Index + 0.500% 2.19%, tender 12/6/18 (a)(d)	2,180,000	2,180,006
Series 2014 D-2, SIFMA Municipal Swap Index + 0.450% 2.14%, tender 11/15/22 (a)(d)	6,540,000	6,500,564
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,152,160
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	118,510
Series 2008 B2:
5% 11/15/19	135,000	138,806
5% 11/15/20	120,000	126,698
5% 11/15/21	110,000	118,578
Series 2012 B, 5% 11/15/22	45,000	49,416
Series 2012 E:
4% 11/15/19	40,000	40,754
4% 11/15/19 (Escrowed to Maturity)	50,000	51,042
5% 11/15/21	55,000	59,289
Series 2012 F, 5% 11/15/19	110,000	113,101
Series 2014 C, 5% 11/15/21	60,000	64,679
Series 2016 B, 5% 11/15/21	50,000	53,899
Series 2018 A-2, 4% 8/15/19	1,000,000	1,014,161
Series 2018 A-4, 4% 8/15/19	1,000,000	1,014,161
Series 2018 A-5, 4% 8/15/19	1,000,000	1,014,161
Series 2018 B:
4% 11/15/19	1,400,000	1,426,395
5% 11/15/19	3,985,000	4,097,337
5% 5/15/21	10,000,000	10,619,800
Series 2018 B1, 5% 5/15/20	5,000,000	5,195,750
New York St Mtg. Agcy. Homeowner:
Series 183, 2.2% 4/1/19 (b)	1,000,000	1,000,135
Series 2014 189:
1.75% 4/1/19 (b)	1,335,000	1,332,817
2.5% 10/1/21 (b)	1,640,000	1,630,668
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 2.4%, tender 12/7/18 (AMBAC Insured) (a)	300,000	300,000
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	12,880,000	13,042,922
Series 2018 L, 4% 1/1/19	1,260,000	1,262,019
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (b)	1,500,000	1,600,665
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2008 D, 5.5% 1/1/19	3,000,000	3,008,381
Series 2017 A, 5% 3/15/22	30,000	32,743
Oyster Bay Gen. Oblig. Series 2018, 4% 2/15/20	2,000,000	2,033,680
Suffolk County Gen. Oblig. Series 2015 B, 2% 10/15/19	195,000	194,985
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2001 B, U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 1.897%, tender 12/1/18 (a)(d)	2,000,000	2,000,501
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	60,554

TOTAL NEW YORK		117,769,749

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 2011 167, 5% 9/15/19 (b)	1,000,000	1,022,854
Series 2016, 5% 10/1/19 (b)	1,125,000	1,152,073
Series 2018, 5% 9/15/22 (b)	4,000,000	4,375,080

TOTAL NEW YORK AND NEW JERSEY		6,550,007

Non-State Specific - 0.2%
BB&T Muni. Trust Series 2018:
0.004% x SIFMA Municipal Swap Index 2.09% 5/31/19, LOC Rabobank Nederland (a)(c)(d)	4,000,000	4,000,000
0.006% x SIFMA Municipal Swap Index 2.24% 11/30/19, LOC Rabobank Nederland (a)(c)(d)	4,000,000	4,000,000

TOTAL NON-STATE SPECIFIC		8,000,000

North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/20	20,000	20,600
5% 6/1/19	30,000	30,460
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.85%, tender 1/1/20	875,000	871,570
Gastonia Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2017:
1.78%, tender 11/1/19	2,285,000	2,275,584
1.78%, tender 11/1/19	1,090,000	1,085,508
1.78%, tender 11/1/19	1,035,000	1,030,735
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20	2,500,000	2,525,225
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds:
(, Inc. Proj.) Series 2010 B, 1.95%, tender 12/3/18 (a)(b)	7,000,000	7,000,000
(Republic Svcs., Inc. Proj.) Series 2013, 1.95%, tender 12/17/18 (a)(b)	3,500,000	3,499,901
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,950,515
Series 2009 D, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,220,000	2,225,461
Series 2018 A, 5.5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)(Escrowed to Maturity)	1,500,000	1,504,245
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	110,000	117,046
5% 3/1/22	80,000	87,152
5% 3/1/23	80,000	88,953
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	115,000	118,674
Series 2010 B, 5% 1/1/21	310,000	319,703
Series 2012 A, 5% 1/1/19	170,000	170,406
Series 2015 E:
5% 1/1/22	110,000	119,142
5% 1/1/23	35,000	38,670
Series C, 5% 1/1/21	125,000	125,280
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017, 5% 1/1/20	350,000	360,273
Series 2018, 4% 1/1/20 (e)	400,000	407,364

TOTAL NORTH CAROLINA		25,972,467

Ohio - 2.0%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/20	325,000	342,950
Series 2016, 5% 11/15/24	45,000	49,780
Allen County Hosp. Facilities Rev.:
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.44%, tender 5/1/20 (a)(d)	4,430,000	4,437,753
Series 2017 B, 5%, tender 5/5/22 (a)	120,000	130,760
Series 2010 B, 4.125% 9/1/20	500,000	515,215
Series 2017 A, 5% 8/1/21	780,000	829,538
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	2,985,150
Series 2015 B, 5%, tender 8/14/19 (a)	2,000,000	2,012,053
Series B, 5%, tender 8/15/20 (a)	1,065,000	1,100,891
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,000,000
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,267
Series 2018 A, 5% 1/1/20 (b)	7,180,000	7,386,138
5% 1/1/20 (FSA Insured)	10,000	10,317
5% 1/1/22 (FSA Insured)	30,000	32,412
5% 1/1/24 (FSA Insured)	25,000	27,964
5% 1/1/25 (FSA Insured)	25,000	28,317
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	575,000	589,402
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/19	485,000	498,441
Series 2016, 5% 11/15/21 (FSA Insured)	1,400,000	1,509,172
Columbus Gen. Oblig.:
Series 2017 A, 2% 4/1/19	3,000,000	3,001,878
Series 2018 A, 5% 4/1/20	3,185,000	3,313,929
Cuyahoga Metropolitan Hsg. Auth. Bonds:
(Carver Park Phase II Proj.) Series 2018, 2.2%, tender 6/1/20 (a)	3,175,000	3,172,206
Series 2016, 1%, tender 12/1/18 (a)	1,740,000	1,740,000
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	48,217
5% 6/15/23	40,000	43,370
Franklin County Hosp. Facilities Rev.:
Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 2.12%, tender 11/15/21 (a)(d)	3,800,000	3,800,076
Series 2016 C, 5% 11/1/23	60,000	67,463
Franklin County Multi-family Rev. Bonds Series 2017, 1.3%, tender 6/1/19 (a)	525,000	522,956
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 2/1/19 (a)	2,500,000	2,500,423
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	40,000	41,148
5% 12/1/20	50,000	52,584
5% 12/1/21	45,000	48,250
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	228,958
Jobsohio Beverage Sys. Statewide Series 2013 A, 5% 1/1/20	4,310,000	4,449,558
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.261%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,090,000	2,090,387
Lucas County Hosp. Rev.:
Series 2011 D, 4% 11/15/20	2,200,000	2,258,520
Series 2011, 5.25% 11/15/27 (Pre-Refunded to 11/15/21 @ 100)	1,070,000	1,164,545
Series 2018 A, 5% 11/15/19	1,160,000	1,187,403
Miami Univ. Series 2014, 5% 9/1/21	530,000	570,577
Miami Vy Career Technical Ctr. Series 2018, 3% 12/1/18	1,110,000	1,110,000
Ohio Gen. Oblig.:
Series 2012 C, 5% 9/15/21	95,000	102,480
Series 2018, 5% 5/1/20 (e)	3,845,000	4,006,682
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	645,922
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	50,000	50,560
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	51,448
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	55,000	56,169
5% 1/1/21	60,000	63,594
5% 1/1/22	35,000	37,967
5% 1/1/23	45,000	49,823
5% 1/1/24	40,000	45,067
5% 1/1/25	45,000	51,514
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2018, 0% 4/1/21 (a)	3,820,000	3,826,876
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.91% 12/1/20 (a)(d)	860,000	858,633
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/20	300,000	310,080
5% 2/15/21	15,000	15,840
5% 2/15/22	25,000	26,944
5% 2/15/23	45,000	49,356
5% 2/15/24	35,000	38,952
5% 2/15/25	35,000	39,456
5% 2/15/26	385,000	437,803
Univ. of Akron Gen. Receipts Series 2010 A:
5% 1/1/19 (Escrowed to Maturity)	100,000	100,238
5% 1/1/19 (FSA Insured)	90,000	90,202

TOTAL OHIO		67,865,574

Oklahoma - 0.2%
Cleveland County Okla Justice Auth. Series 2015, 3% 3/1/19	330,000	330,837
Midwest City- Del City School Dis Series 2018 A, 2.5% 1/1/20	660,000	663,069
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	165,000	169,053
5% 10/1/21	240,000	256,613
Oklahoma County Independent School District No. 53 Series 2017:
1.75% 7/1/19	240,000	238,799
1.75% 7/1/20	265,000	260,662
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,535,353
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	55,000	59,835
Series 2004 A, 2.375% 12/1/21 (a)	30,000	29,552
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	35,000	37,183
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/19	325,000	325,730
Oklahoma St. Tpk. Auth. Tpk. Rev. Series 2011 A, 3% 1/1/19	2,000,000	2,001,809
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. Series 2018, 5% 9/1/20	1,500,000	1,572,390

TOTAL OKLAHOMA		7,480,885

Oregon - 0.1%
Ed. Dists Short Term. Borrowing Prog. Series 2018 A, 2.5% 12/31/18	1,300,000	1,300,574
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	90,000	91,192
Series 2011 C, 5% 10/1/20	110,000	115,720
Oregon Gen. Oblig.:
Series 2018 A, 3% 5/1/19	1,000,000	1,004,844
Series 2018 C, 3% 6/1/19	330,000	331,913

TOTAL OREGON		2,844,243

Pennsylvania - 3.3%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	490,000	513,304
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/19 (b)	500,000	501,042
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	400,000	429,820
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A, 5% 5/15/19	270,000	273,621
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 4.25%, tender 4/1/21 (a)	1,090,000	1,057,300
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 2.125%, tender 11/1/21 (a)(d)	4,000,000	3,990,040
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,366,150
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3% 11/15/19	1,000,000	1,008,202
Chester County Health & Ed. Auth. Rev. Series 2017:
4% 11/1/19	145,000	145,600
5% 11/1/20	155,000	158,732
5% 11/1/21	160,000	165,146
Commonwealth Fing. Auth. Tobm Series 2018, 5% 6/1/21	1,000,000	1,060,520
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	320,951
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 2.11%, tender 9/1/22 (a)(d)	5,000,000	5,000,000
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	155,103
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	757,353
Indiana County Indl. Dev. Auths Series 2017 A, 1.55% 4/1/19	2,180,000	2,175,131
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	55,000	52,869
Series B, 1.8%, tender 8/15/22 (a)	75,000	72,126
Lycoming County Auth. Rev. Bonds Series 2013 S2, 1.85%, tender 11/1/19 (a)	435,000	435,000
Lycoming County Auth. College Rev. Series 2016, 4% 10/1/19	255,000	258,831
Monroeville Fin. Auth. UPMC Rev. Series 2014 B, 3% 2/1/19	50,000	50,083
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	15,000	15,180
5% 10/1/20	30,000	31,219
5% 10/1/23	5,000	5,442
Series 2017:
2% 12/1/18	125,000	125,000
2% 12/1/19	160,000	159,066
2% 12/1/20	145,000	142,768
3% 12/1/21	155,000	155,000
Series 2018 A, 5% 9/1/19	500,000	510,823
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,084,463
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A:
3% 12/1/19	140,000	140,654
3% 12/1/20	250,000	251,108
North Pennsylvania Wtr. Auth. Wtr. Rev.:
Bonds Series 2014, 0.005% x 1 month U.S. LIBOR 2.041%, tender 12/1/18 (a)(d)	1,090,000	1,090,128
Series 2014, 0.004% x 1 month U.S. LIBOR 1.951% 11/1/19 (a)(d)	220,000	219,848
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	162,518
5% 3/1/21	110,000	115,047
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/20	300,000	311,979
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/19	50,000	50,348
5% 3/1/20	45,000	46,489
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 2014 A, 4% 2/1/19	45,000	45,145
Series 2016, 4% 3/15/19	400,000	402,280
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 2.15%, tender 2/1/19 (a)(b)	20,000,000	20,000,498
(Waste Mgmt., Inc. Proj.):
Series 2009, 1.55%, tender 12/1/21 (a)	600,000	600,000
Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	70,000	68,935
2.05%, tender 1/2/19 (a)(b)	3,000,000	3,000,000
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,305,000	4,391,080
Series 2009, 5% 7/1/19	3,800,000	3,867,874
Series 2010 A, 5% 5/1/20	195,000	203,108
Series 2011, 5% 7/1/21	40,000	42,768
Series 2016:
5% 1/15/19	85,000	85,312
5% 1/15/20	3,585,000	3,704,811
5% 1/15/22	1,215,000	1,313,391
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.23%, tender 5/1/19 (a)	1,500,000	1,499,000
2.25%, tender 4/30/20 (a)	1,045,000	1,046,432
Series 2014:
5% 12/1/19	5,000	5,153
5% 12/1/21	5,000	5,420
5% 12/1/22	20,000	22,123
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2018 127C, 2.214%, tender 10/1/23 (a)	4,000,000	3,994,560
Series 2018 127A:
2.05% 4/1/20 (b)	1,815,000	1,805,562
2.15% 10/1/20 (b)	1,710,000	1,697,859
2.25% 4/1/21 (b)	1,900,000	1,883,793
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	358,179
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	117,879
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/22 (FSA Insured)	870,000	961,359
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.84% 12/1/19 (a)(d)	605,000	607,223
series 2015 A-2, SIFMA Municipal Swap Index + 0.650% 2.34% 12/1/18 (a)(d)	1,090,000	1,090,000
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 2.04% 12/1/20 (a)(d)	1,800,000	1,796,472
SIFMA Municipal Swap Index + 0.430% 2.12% 12/1/21 (a)(d)	3,500,000	3,492,545
Series 2018 B, 0.001% x SIFMA Municipal Swap Index 2.19% 12/1/21 (a)(d)	3,460,000	3,459,619
Philadelphia Arpt. Rev.:
Series 2010 A, 5% 6/15/19	250,000	254,030
Series 2010 D, 5% 6/15/21 (b)	490,000	509,693
Series 2011 A, 5% 6/15/21 (b)	190,000	201,799
Series 2015 A, 5% 6/15/19 (b)	305,000	309,722
Series 2017 A, 5% 7/1/24	10,000	11,326
Series 2017 B, 5% 7/1/24 (b)	55,000	61,531
Philadelphia Auth. For Indl. Dev. (Rebuild Proj.) Series 2018, 5% 5/1/20	400,000	416,008
Philadelphia Gas Works Rev.:
Series 10, 5% 7/1/20 (FSA Insured)	305,000	318,240
Series 15, 5% 8/1/21	25,000	26,710
Series 2015 13:
5% 8/1/19	800,000	815,067
5% 8/1/20	600,000	627,294
5% 8/1/21	850,000	908,149
Series 2016 14:
5% 10/1/19	1,280,000	1,310,059
5% 10/1/20	445,000	467,157
Series 2017 15:
4% 8/1/20	130,000	133,809
5% 8/1/22	480,000	522,917
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/19	220,000	222,819
5% 7/1/20	220,000	227,141
Philadelphia School District:
Series 2016 D, 5% 9/1/19	270,000	275,542
Series 2016 F, 5% 9/1/19	220,000	224,516
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	523,870
Pittsburgh & Alleg County Parkin Series 2017:
3% 12/15/18	155,000	155,046
4% 12/15/19	85,000	86,629
Pittsburgh Hsg. Auth. Rev. Bonds Series 2017, 1.4%, tender 10/1/19 (a)	1,045,000	1,037,517
Pittsburgh Urban Redev. Auth. Rev. Bonds (Crawford Square Apts. Proj.) Series 2018, 2.25%, tender 6/6/20 (a)	1,500,000	1,498,035
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 2.265%, tender 12/1/20 (FSA Insured) (a)(d)	3,270,000	3,272,845
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	690,710
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	52,819
5% 3/1/25 (FSA Insured)	5,000	5,644
5% 3/1/26 (FSA Insured)	5,000	5,699
5% 3/1/27 (FSA Insured)	5,000	5,737
5% 3/1/28 (FSA Insured)	5,000	5,737
Saint Mary Hosp. Auth. Health Sys. Rev.:
(Catholic Health East Proj.) Series 2010B, 5% 11/15/19	315,000	323,820
Series 2012, 5% 11/15/27 (Pre-Refunded to 5/15/20 @ 100)	1,495,000	1,556,908
Scranton School District:
Series 2017 A:
5% 6/1/19	110,000	111,292
5% 6/1/20	135,000	139,570
Series 2017 B, 5% 6/1/20	120,000	124,062
Scranton Tax & Rev. Series 2017, 5% 9/1/19 (c)	460,000	467,187
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	5,000	5,071
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2018, 4% 6/15/19	1,835,000	1,853,581
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	25,000	25,385
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.93% 9/15/21 (a)(d)	4,500,000	4,498,785
Warwick School District Series 2015, 4% 2/15/19	220,000	220,924

TOTAL PENNSYLVANIA		110,642,786

Rhode Island - 0.2%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	729,025
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Obligated Group Proj.) Series 2009 A, 7% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,085,000	1,109,651
Series 2013 A, 5% 5/15/19	35,000	35,482
Series 2016:
5% 5/15/20	15,000	15,546
5% 5/15/22	45,000	48,552
5% 5/15/23	25,000	27,415
5% 5/15/24	50,000	55,600
5% 5/15/25	120,000	135,048
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	140,000	140,687
Series 2015, 5% 5/15/25 (FSA Insured)	130,000	148,077
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Bonds Series 2017 4A, 1.85%, tender 4/1/19 (a)	1,835,000	1,833,538
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2015 A, 5% 12/1/19 (b)	1,160,000	1,187,936
Series A, 5% 12/1/20 (b)	250,000	261,130
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/21	255,000	268,852
5% 6/1/26	75,000	81,527
5% 6/1/27	20,000	21,596

TOTAL RHODE ISLAND		6,099,662

South Carolina - 0.8%
Greenville County School District Series 2018 C, 5% 6/1/19	10,000,000	10,147,012
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	49,097
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	25,000	25,642
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2009 A, 5% 1/1/20	1,595,000	1,645,434
Series 2017 A, 5% 1/1/19	140,000	140,320
Series 2017 B, 4% 1/1/19	400,000	400,616
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	61,202
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/18	405,000	405,000
5% 12/1/23	95,000	105,609
5% 12/1/26	25,000	28,071
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn.:
Series 2018 B, 3% 4/15/19	6,000,000	6,026,089
Series 2018 D, 3.5% 3/1/19	5,000,000	5,020,623
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	190,000	196,335
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28	150,000	162,182
South Carolina Ports Auth. Ports Rev. Series 2018, 5% 7/1/19 (b)	2,000,000	2,033,407
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 4% 1/1/20 (Escrowed to Maturity)	175,000	178,759
Series 2012 B, 5% 12/1/20	20,000	20,989
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	65,000	66,296
Series 2014 C:
5% 12/1/22	25,000	27,152
5% 12/1/23	110,000	121,146
Series 2015 C, 5% 12/1/18 (Escrowed to Maturity)	330,000	330,000

TOTAL SOUTH CAROLINA		27,190,981

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011, 5% 9/1/19 (Escrowed to Maturity)	25,000	25,571
Series 2014 B:
4% 11/1/19	10,000	10,177
4% 11/1/20	15,000	15,524
4% 11/1/21	10,000	10,497
5% 11/1/22	10,000	10,995

TOTAL SOUTH DAKOTA		72,764

Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/19	2,000,000	2,032,713
5% 7/1/22	1,000,000	1,083,910
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/19	340,000	343,230
5% 4/1/20	835,000	864,893
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	130,000	130,084
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	35,000	38,647
5% 9/1/26	40,000	44,363
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2018, 2.03%, tender 8/1/20 (a)	7,400,000	7,363,962
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	670,000	682,785
Series 2011 C, 5% 7/1/19 (b)	570,000	579,257
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Twelfth and Wedgewood Apts. Proj.) Series 2017, 1.8%, tender 12/1/19	325,000	323,985
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,410,000	3,352,303
Tennessee Energy Acquisition Corp.:
Series 2006 C, 5% 2/1/19	1,100,000	1,104,821
Series 2018, 5% 11/1/22	1,500,000	1,632,840

TOTAL TENNESSEE		19,577,793

Texas - 8.9%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,015,050
(Sandoval Apts. and Valle Verde Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	3,000,000	2,995,620
Alamo Cmnty. Coll District Rev. Bonds Series 2017, 3%, tender 11/1/19 (a)	890,000	896,037
Alamo Cmnty. College District Series 2017, 3% 8/15/21	3,000,000	3,072,990
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	21,949
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	914,593
Anahuac Independent School District Series 2010, 4.5% 2/15/20	405,000	417,446
Austin Independent School District Series 2017, 5% 8/1/19	3,000,000	3,063,273
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	135,000	138,025
5% 10/1/20	235,000	246,139
5% 10/1/21	280,000	299,463
Brownsville Independent School District Series 2017, 4% 8/15/22	1,910,000	2,022,461
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,000,750
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	10,000,000	9,959,400
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	20,000	20,138
Central Reg'l. Mobility Auth.:
Series 2010, 5.75% 1/1/25 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,081,080
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	6,160,840
Series 2016:
5% 1/1/21	10,000	10,490
5% 1/1/22	35,000	37,392
5% 1/1/23	55,000	59,805
5% 1/1/24	75,000	82,717
5% 1/1/26	65,000	73,275
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	175,000	177,208
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,700,000	1,677,101
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,392,335
Series 2015 B2, 2.125%, tender 8/16/21 (a)	8,000,000	7,951,520
Series 2017 A-2, 2.5%, tender 8/15/19 (a)	3,705,000	3,715,403
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	638,259
Series 2017 A1, 2.125%, tender 8/16/21 (a)	10,000,000	9,960,100
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	75,000	82,534
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	705,000	709,240
5% 2/15/20	340,000	351,710
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/19 (b)	3,500,000	3,590,462
Series 2013 F:
5% 11/1/19	45,000	46,204
5% 11/1/20	35,000	36,882
5% 11/1/21	65,000	70,090
5% 11/1/22	110,000	121,075
Dallas Gen. Oblig.:
Series 2010, 5% 2/15/21	3,390,000	3,504,819
Series 2017, 5% 2/15/19	1,335,000	1,343,163
Dallas Independent School District Bonds:
Series 2016 B3, 5%, tender 2/15/19 (a)	130,000	130,753
Series 2016 B4, 5%, tender 2/15/20 (a)	155,000	160,152
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	185,152
Series 2016:
5%, tender 2/15/22 (a)	5,000	5,440
5%, tender 2/15/22 (a)	245,000	265,308
Del Rio Hsg. Facilities Corp. Multifamily Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	545,000	543,195
Del Valle Independent School District Series 2010, 5% 2/1/19	380,000	381,969
Denton Independent School District:
Bonds Series 2013, 2%, tender 8/1/20 (a)	1,130,000	1,126,147
Series 2016, 0% 8/15/25	35,000	29,325
Dickinson Independent School District Bonds Series 2013, 1.35%, tender 8/1/19 (a)	1,420,000	1,413,154
Fort Bend Independent School District Bonds:
Series 2015 A, 1.75%, tender 8/1/19 (a)	7,000,000	6,984,450
Series 2015 B, 1.35%, tender 8/1/19 (a)	425,000	422,951
Series C, 1.35%, tender 8/1/20 (a)	40,000	39,442
Series D, 1.5%, tender 8/1/21 (a)	70,000	68,361
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	38,714
Series 2018, 5% 3/1/22	1,790,000	1,941,380
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	38,116
Georgetown Independent School District Bonds Series 2012, 2.5%, tender 8/1/19 (a)	2,785,000	2,792,388
Goose Creek Consolidated Independent School District Bonds Series 2014 B, 1.18%, tender 8/15/19 (a)	2,180,000	2,166,324
Grapevine-Colleyville Independent School District Bonds Series 2012 B, 2%, tender 8/1/20 (a)	1,855,000	1,856,484
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	2,070,000	2,266,691
Harlandale Independent School District Bonds Series 2015, 3%, tender 8/15/21 (a)	6,000,000	6,058,500
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	760,000	780,772
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.27%, tender 12/6/18 (a)	1,680,000	1,681,950
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.444%, tender 6/1/20 (a)(d)	665,000	669,030
Series 2013 A:
4% 12/1/18	110,000	110,000
5% 12/1/18	250,000	250,000
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.59% 6/1/22 (a)(d)	400,000	404,520
Series 2015, 5% 10/1/20	570,000	599,007
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 2.1%, tender 7/1/31 (FSA Insured) (a)	11,075,000	11,075,000
Series A3, 2%, tender 7/1/31 (FSA Insured) (a)	825,000	825,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. Series 2006, 5% 2/1/23 (Pre-Refunded to 12/1/19 @ 100)	6,000,000	6,180,060
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	675,000	719,651
Series 2011 A, 5% 7/1/19 (b)	405,000	411,718
Series 2012 A:
5% 7/1/19 (b)	4,000,000	4,066,351
5% 7/1/23 (b)	45,000	48,552
Series 2018 A, 5% 7/1/21 (b)	275,000	293,191
Series 2018 C:
5% 7/1/19 (b)	1,900,000	1,931,517
5% 7/1/20 (b)	3,000,000	3,129,750
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	1,600,000	1,742,112
Houston Independent School District:
Bonds:
Series 2012:
1.45%, tender 6/1/20 (a)	4,360,000	4,312,912
2.4%, tender 6/1/21 (a)	2,985,000	2,990,015
Series 2013 B, 2.4%, tender 6/1/21 (a)	3,100,000	3,105,208
Series 2014 A, 2.2%, tender 6/1/20 (a)	3,000,000	3,000,450
Series 2014 A2, 3%, tender 6/1/19 (a)	3,000,000	3,014,306
Series 2017, 3% 2/15/22	3,000,000	3,087,210
Houston Util. Sys. Rev.:
Bonds Series 2018 C, 3 month U.S. LIBOR + 0.360% 2.004%, tender 8/1/21 (a)(d)	8,000,000	7,980,640
Series 2010 C, 4% 11/15/19	300,000	305,941
Humble Independent School District Series 2016 B, 5% 2/15/22	90,000	97,983
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	136,024
5% 10/15/21	65,000	69,386
Klein Independent School District Series 2018, 5% 2/1/21	2,635,000	2,795,761
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	518,617
0% 8/15/23	1,000,000	892,740
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/19 (b)	255,000	261,591
Series 2017, 5% 11/1/19 (b)	975,000	1,000,200
Lower Colorado River Auth. Rev.:
Series 2010 B, 5% 5/15/21	915,000	952,451
Series 2010:
5% 5/15/20	80,000	83,370
5% 5/15/21	430,000	447,411
Series 2012 A, 5% 5/15/19	2,405,000	2,437,900
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	280,000	285,196
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	107,350
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(b)	1,850,000	1,819,956
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 2.15%, tender 2/1/19 (a)(b)	5,000,000	5,000,125
New Hope Cultural Ed. Fa Series 2017 A, 3.25% 8/1/19	3,425,000	3,416,540
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	62,086
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	365,000	355,985
Series 2018, 5% 8/1/20	1,080,000	1,133,471
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,305
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	770,000	770,072
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,715,000	1,868,064
Series 2011 B, 5% 1/1/20	500,000	516,030
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	2,150,000	2,313,422
Series 2015 A, 5% 1/1/20	1,105,000	1,140,426
Northside Independent School District:
( Permanent School Fund of Texas Proj.) Bonds Series 2014, 2%, tender 8/1/19 (a)	790,000	789,529
Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,880,000	5,879,418
Series 2017, 1.45%, tender 6/1/20 (a)	975,000	964,470
2%, tender 6/1/21 (a)	2,705,000	2,678,302
Series 2011, 2.125%, tender 8/1/20 (a)	400,000	399,444
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2016, 1.43%, tender 12/1/18 (a)	1,745,000	1,745,000
Plano Independent School District Series 2016 A, 5% 2/15/22	160,000	173,984
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/19 (b)	2,355,000	2,411,869
Royse City Independent School District Series 2014, 0% 2/15/20	140,000	136,591
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	20,900
San Antonio Arpt. Sys. Rev. Series 2012, 4% 7/1/20 (b)	1,385,000	1,419,902
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2012 C, 2%, tender 12/1/18 (a)	740,000	740,000
Series 2015 A, 2.25%, tender 12/1/19 (a)	4,360,000	4,365,529
Series 2015 B, 2%, tender 12/1/21 (a)	3,300,000	3,253,536
Series 2014, 5% 2/1/19	4,000,000	4,020,080
Series 2018, 5% 2/1/20	1,500,000	1,553,160
San Antonio Gen. Oblig. Series 2018:
4% 8/1/19	5,000,000	5,069,591
5% 8/1/20	3,220,000	3,379,422
San Antonio Independent School District Series 2018, 4% 8/15/19	1,000,000	1,015,434
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	20,000	21,062
5% 9/15/21	20,000	21,471
5% 9/15/22	75,000	82,080
San Antonio Wtr. Sys. Rev.:
Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	987,860
Series 2012, 4% 5/15/19	35,000	35,336
Sherman Independent School District Bonds Series 2018 B, 3%, tender 8/1/20 (a)	10,000,000	10,127,800
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	150,000	158,049
5% 10/1/21	65,000	69,998
Spring Branch Independent School District Bonds Series 2013, 3%, tender 6/18/19 (a)	6,000,000	6,031,325
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	16,095
5% 8/15/23	20,000	22,269
Series 2013:
5% 9/1/19	15,000	15,331
5% 9/1/20	20,000	20,976
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	278,333
Series 2015 A, 4% 11/15/19	110,000	110,823
Series 2015 B, 4% 11/15/19	155,000	156,160
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	40,341
Series 2017 A, 5% 2/15/24	45,000	50,545
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2017, 1.9%, tender 12/1/19 (a)	265,000	264,173
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2017, 1.8%, tender 12/1/19 (a)	545,000	542,608
Series 2018:
2%, tender 2/1/20 (a)	3,400,000	3,391,840
2.23%, tender 5/1/20 (a)	2,000,000	1,997,780
Texas Gen. Oblig. Series 2018:
3% 8/1/19 (b)	4,025,000	4,050,075
4% 8/1/21 (b)	790,000	825,590
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	725,000	751,057
Texas Wtr. Dev. Board Rev. Series 2018 B, 5% 4/15/21	4,460,000	4,764,127
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	994,200
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,909,215
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,256
Univ. of Houston Univ. Revs. Series 2011 A, 5% 2/15/43 (Pre-Refunded to 2/15/21 @ 100)	1,000,000	1,063,480
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	40,000	43,116
Series 2010, 5% 8/15/22	60,000	66,139
Series 2016 C, 5% 8/15/19	13,705,000	14,004,250
Series 2016 E, 5% 8/15/22	35,000	38,581
Series 2017 C:
5% 8/15/20	1,090,000	1,145,579
5% 8/15/21	1,945,000	2,096,496
Williamson County Gen. Oblig. Bonds Series 2014, 1.85%, tender 8/15/19 (a)	4,000,000	3,989,768

TOTAL TEXAS		299,345,104

Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 7/1/19	1,185,000	1,205,891
Utah Transit Auth. Sales Tax Rev. Series 2018, 5% 12/15/18	500,000	500,467

TOTAL UTAH		1,706,358

Virginia - 1.6%
Alexandria Gen. Oblig. Series 2012 A, 4.5% 6/15/19	2,250,000	2,281,922
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	6,540,000	6,527,121
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,351
5% 7/15/21	10,000	10,576
Colonial Heights Econ. Dev. Auth. MultiFamily Hsg. Rev. Bonds Series 2017 A, 1.8%, tender 7/1/19	2,180,000	2,175,278
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	50,000	54,689
Fairfax County Gen. Oblig. 5% 10/1/21	65,000	70,333
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	55,470
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,755,000	2,744,669
Hampton Roads Sanitation District Wastewtr. Rev. Series 2018 A, 5% 10/1/19	985,000	1,010,262
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	475,000	474,065
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,010,000	2,002,463
Lynchburg Econ. Dev. (Centra Health Proj.) Series A:
5% 1/1/19	90,000	90,200
5% 1/1/20	130,000	133,999
Newport New Redev. & Hsg. Multi-family Hsg. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	7,000,000	6,973,890
Prince William County Indl. Dev. Auth. Bonds:
(Glen Arbor Apts. Proj.) Series 2017 B, 1.3%, tender 1/1/19 (a)	350,000	349,689
Series 2017 A, 1.35%, tender 1/1/19 (a)	2,285,000	2,283,308
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	27,735
5% 6/15/25	20,000	22,442
5% 6/15/26	35,000	39,560
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Series 2017 B, 5% 2/1/19	3,000,000	3,015,495
Series 2017 E, 5% 2/1/19	1,000,000	1,005,165
Virginia Port Auth. Port Facilities Rev. Series 2016 B, 5% 7/1/19 (b)	1,905,000	1,934,949
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	80,000	88,290
Series 2016 A, 5% 8/1/22	115,000	126,916
Virginia Pub. School Auth. Series 2016 IV, 5% 4/15/19	4,950,000	5,007,592
Virginia Pub. School Auth. School Fing.:
Series 2015 A, 5% 8/1/22	255,000	280,854
Series 2018 B, 5% 8/1/20	4,670,000	4,901,959
Virginia Resources Auth. Moral Oblig.:
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/19	1,120,000	1,150,998
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/20	1,115,000	1,178,600
Virginia St Pub. School Auth. Spl. Oblig. Series 2018, 5% 3/1/20	3,790,000	3,934,361
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	2,835,000	2,814,957
Series 2009 A, 2.15%, tender 9/1/20 (a)	775,000	772,094
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	775,000	773,905

TOTAL VIRGINIA		54,329,157

Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, 1.99%, tender 11/1/21 (a)	20,000,000	19,994,400
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	30,000	30,949
5% 1/1/21	40,000	42,329
Grays Hbr. County Wash Pub. Hosp. D Series 2017, 3% 8/1/19	1,665,000	1,659,572
King County Hsg. Auth. Rev. Series 2018:
1.9% 5/1/19	500,000	499,670
2.05% 5/1/20	765,000	763,937
2.15% 5/1/20	405,000	404,271
3.5% 5/1/21	500,000	512,905
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)(e)	3,600,000	3,609,288
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (b)	1,125,000	1,161,720
Series 2015 C:
5% 4/1/20 (b)	1,885,000	1,954,745
5% 4/1/21 (b)	540,000	573,102
Series 2016 B:
5% 10/1/20 (b)	65,000	68,308
5% 10/1/21 (b)	60,000	64,460
5% 10/1/22 (b)	55,000	60,118
5% 10/1/23 (b)	65,000	72,314
Series 2018 B, 5% 5/1/19 (b)	1,290,000	1,305,308
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, 0.003% x SIFMA Municipal Swap Index 1.98%, tender 11/1/21 (a)(d)	10,000,000	9,995,000
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,190
4% 1/1/21 (Escrowed to Maturity)	40,000	41,551
5% 1/1/21	40,000	42,329
Series 2017:
5% 1/1/22	15,000	16,276
5% 1/1/25	15,000	17,217
5% 1/1/26	10,000	11,635
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	1,190,000	1,232,055
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	1,710,000	1,840,405
Washington Gen. Oblig.:
Series 2000 S-5, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	334,541
Series 2003 C, 0% 6/1/20	345,000	334,612
Series 2016 C, 5% 2/1/19	1,025,000	1,030,311
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	330,000	337,425
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	275,000	281,732
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	22,138
5% 8/15/26	45,000	49,991
5% 8/15/27	50,000	55,474
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	120,000	128,988
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	655,000	673,654
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	1,000,000	1,082,450

TOTAL WASHINGTON		50,310,370

West Virginia - 0.4%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	5,700,000	5,655,027
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	2,445,000	2,430,012
West Virginia Comm of Hwys Spl. Oblig. Series 2018 A, 5% 9/1/19	1,560,000	1,595,286
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	65,000	65,062
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	1,925,000	1,882,496
1.9%, tender 4/1/19 (a)	545,000	543,896

TOTAL WEST VIRGINIA		12,171,779

Wisconsin - 1.3%
Kenosha Series 2012 B, 5% 4/1/19	3,000,000	3,029,879
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	70,000	75,703
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (b)	30,000	31,574
5% 12/1/22 (b)	30,000	32,752
5.25% 12/1/23 (b)	35,000	39,175
Series 2016 A:
5% 12/1/18 (b)	180,000	180,000
5% 12/1/19 (b)	625,000	642,633
PMA Levy & Aid Anticipation Nts Prog. Series 2018 A, 3% 7/19/19	3,000,000	3,018,393
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 2.15%, tender 2/1/19 (a)(b)	5,000,000	5,000,125
Pub. Fin. Auth. Wis Edl. Facilities Series 2016, 5% 1/1/20	135,000	137,458
Racine County Gen. Oblig. Series 2018, 3.5% 3/11/19	2,000,000	2,001,606
Waukesha Gen. Oblig. Series 2018 D, 3% 7/1/19	2,350,000	2,357,356
Wisconsin Gen. Oblig. Series 2007 1, 5% 5/1/19	1,275,000	1,291,496
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
4% 7/1/19	100,000	100,999
5% 7/1/21	100,000	106,305
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	2,020,000	2,096,194
5%, tender 6/1/21 (a)	1,905,000	2,023,605
Series 2013 B, 4%, tender 5/30/19 (a)	1,395,000	1,408,366
Series 2013 B-5, 1.375%, tender 5/9/19 (a)	340,000	336,983
Series 2018 B, 5%, tender 1/26/22 (a)	3,340,000	3,610,740
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.14%, tender 7/27/22 (a)(d)	3,885,000	3,885,816
Series 2018 C3, 2.24%, tender 7/26/23 (a)	4,000,000	4,000,000
Series 2013 A, 5% 11/15/19	385,000	395,927
Series 2014:
4% 5/1/19	5,000	5,029
5% 5/1/20	10,000	10,323
5% 5/1/21	15,000	15,780
Series 2015, 3% 12/1/18	145,000	145,000
Series 2017 A, 2.65% 11/1/20	2,875,000	2,858,756
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	200,000	202,644
Series 2009 B, 4.5% 12/15/18	600,000	600,467
Series 2009A, 5.25% 12/15/18	245,000	245,246
Series 2010, 5% 12/15/20	350,000	364,077
Series 2012, 5% 10/1/21	30,000	32,298
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (b)	1,195,000	1,183,898
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	1,360,000	1,352,302
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/21 (e)	1,255,000	1,331,392

TOTAL WISCONSIN		44,150,297

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, 2.01%, tender 9/1/21 (a)	5,000,000	5,000,150
TOTAL MUNICIPAL BONDS
(Cost $1,956,982,753)		1,952,706,514

Municipal Notes - 26.5%
Alabama - 0.4%
Health Care Auth. for Baptist Health Series 2013 B, 2.36% 12/7/18, VRDN (a)	3,705,000	$3,705,000
Lower Gas District Participating VRDN Series Floaters XM 01 84, 2.09% 12/7/18 (a)(f)	6,845,000	6,845,000
Tuscaloosa Co. Indl. Dev. Auth. Solid Wste (Nucor Corp. Proj.) Series 2004, 2% 12/7/18, VRDN (a)(b)	2,700,000	2,700,000

TOTAL ALABAMA		13,250,000

California - 1.5%
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,430,000	2,430,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Elec. Co. Proj.):
Series 2009 A, 2.06% 12/3/18, LOC MUFG Union Bank NA, VRDN (a)	1,660,000	1,660,000
Series 2009 B, 2.06% 12/3/18, LOC MUFG Union Bank NA, VRDN (a)	500,000	500,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 2.06% 12/3/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	8,000,000	8,000,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Westgate Pasadena Apts. Proj.) Series 2013 B, 2.16% 12/7/18, VRDN (a)(b)	6,000,000	6,000,000
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)(a)(f)(g)	3,270,000	3,270,000
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 2.04% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	2,700,000	2,700,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2018 A, 4% 7/1/19	1,000,000	1,010,091
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.94% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	1,705,000	1,705,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 12, 2.04% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	9,000,000	9,000,000
Series Floaters ZF 26 76, 1.89% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	5,185,000	5,185,000
Series Floaters ZM 06 41, 1.94% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	7,875,000	7,875,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 2.05% 12/7/18, LOC Deutsche Bank AG, VRDN (a)(b)	355,000	355,000

TOTAL CALIFORNIA		49,690,091

Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 4% 6/27/19	5,000,000	5,059,700
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 2.04% 12/7/18, LOC Deutsche Bank AG, VRDN (a)	890,000	890,000
Colorado Gen. Fdg. Rev. TRAN Series 2018, 5% 6/26/19	10,000,000	10,176,902
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.89% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	585,000	585,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 1.99% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	23,625,000	23,625,000

TOTAL COLORADO		40,336,602

Florida - 1.6%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 2.04% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	4,900,000	4,900,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 2.04% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	5,770,000	5,770,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.99% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	3,930,000	3,930,000
Broward County School District TAN Series 2018, 3% 6/12/19	10,000,000	10,058,205
Jacksonville Health Care Series 2018, 1.72% 12/4/18, CP	3,200,000	3,200,001
Miami-Dade County Expressway Auth. Participating VRDN Series 2016, 2.02% 12/6/18, LOC Dexia Cr. Local SA, (Liquidity Facility Dexia Cr. Local SA) (a)(f)	3,680,000	3,680,000
Orange County Health Facilities Auth. Rev. Series 2008, 1.76% 12/7/18, LOC SunTrust Banks, Inc., VRDN (a)	1,805,000	1,805,000
Palm Beach County School District TAN Series 2018, 3% 8/30/19	8,650,000	8,712,567
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters XF 25 17, 1.79% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,210,000	2,210,000
St. Lucie School District TAN Series 2018, 3% 6/28/19	10,000,000	10,060,222

TOTAL FLORIDA		54,325,995

Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.86% 12/3/18, VRDN (a)	4,200,000	4,200,000
Second Series 1995, 1.85% 12/3/18, VRDN (a)	1,900,000	1,900,000
Series 2012, 1.89% 12/3/18, VRDN (a)(b)	3,580,000	3,580,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.85% 12/3/18, VRDN (a)	575,000	575,000
Gainesville & Hall County Hosp. Auth. Rev. Series 2017 C, 1.91% 12/7/18, VRDN (a)	1,855,000	1,855,000
Heard County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.85% 12/3/18, VRDN (a)	300,000	300,000
Series 2007, 1.89% 12/3/18, VRDN (a)(b)	1,400,000	1,400,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995, 1.75% 12/7/18, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,395,000	1,395,000

TOTAL GEORGIA		15,205,000

Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2018, 4% 6/28/19	16,035,000	16,231,049
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.92% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	384,000	384,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.87% 12/7/18 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,355,000	2,355,000

TOTAL IDAHO		18,970,049

Illinois - 0.9%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.87% 12/7/18 (a)(f)	7,730,000	7,730,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 2.14% 12/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,400,000	2,400,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.94% 12/7/18 (Liquidity Facility Citibank NA) (a)(f)	3,124,500	3,124,500
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.92% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,280,000	1,280,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 50, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	4,930,000	4,930,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.92% 12/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	2,278,500	2,278,500
Reg'l. Transn Auth. Extend Series 2005 B, 1.88% 12/31/18, VRDN (a)	7,915,000	7,915,000
Sales Tax Securitization Corp. Participating VRDN Series Floaters XM 06 83, 1.86% 12/7/18 (Liquidity Facility Bank of America NA) (a)(f)	1,000,000	1,000,000

TOTAL ILLINOIS		30,658,000

Indiana - 0.6%
Brownsburg 1999 School Bldg. Corp. BAN Series 2018, 2.5% 5/15/19	3,000,000	3,000,000
Hamilton Southeastern Consolidated School Bldg. Corp. BAN Series 2018, 3% 12/15/18	900,000	900,331
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.99% 12/7/18, VRDN (a)(b)	265,000	265,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 1.73% 12/3/18, LOC Barclays Bank PLC, VRDN (a)	12,000,000	12,000,000
Indiana Fin. Auth. Rev. Series 2008 E7, 1.63% 12/7/18, VRDN (a)	3,305,000	3,305,000

TOTAL INDIANA		19,470,331

Iowa - 0.4%
Hills Health Facilities Rev. Participating VRDN Series Floaters XF 10 73, 2.04% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	4,875,000	4,875,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 2.04% 12/7/18, VRDN (a)	6,775,000	6,775,000
Iowa Higher Ed. Ln. Auth. Rev. RAN (Private Ed. Working Cap. Ln. Prog.) Series 2018 A, 3.5% 5/9/19	2,000,000	2,011,289

TOTAL IOWA		13,661,289

Kansas - 0.3%
Wichita Gen. Oblig. BAN Series 2018 290, 1.75% 4/13/19	9,695,000	9,691,017
Louisiana - 0.4%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1.71% 12/3/18, VRDN (a)	5,000,000	5,000,000
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.94% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	1,920,000	1,920,000
Series Floaters XL 00 46, 1.94% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	3,366,000	3,366,000
Series Floaters ZM 05 58, 1.94% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	1,920,000	1,920,000

TOTAL LOUISIANA		12,206,000

Maine - 0.1%
Auburn Rev. Oblig. Secs Series 2001, 1.97% 12/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	130,000	130,000
Old Town ME Solid Waste Disp. Series 2004, 1.84% 12/7/18, VRDN (a)(b)(c)	3,330,000	3,330,000

TOTAL MAINE		3,460,000

Maryland - 0.8%
Baltimore County Gen. Oblig. BAN Series 2018:
4% 3/18/19	5,000,000	5,031,993
4% 3/18/19	15,000,000	15,095,978
Baltimore Proj. Rev. Bonds Series Floaters G 42, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)(g)	4,500,000	4,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 1995, 1.91% 12/7/18 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	600,000	600,000
Series 2018, 1.78% 2/5/19, CP	3,200,000	3,200,105

TOTAL MARYLAND		28,428,076

Massachusetts - 1.2%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.94% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	2,630,000	2,630,000
Massachusetts Gen. Oblig. RAN:
Series 2018 A, 4% 4/25/19	5,000,000	5,043,331
Series 2018 B, 4% 5/23/19	8,000,000	8,081,199
Series 2018 C, 4% 6/20/19	21,000,000	21,246,838
Nahant BAN Series 2018 A, 3% 6/28/19	813,000	816,101
Templeton BAN Series A, 3.25% 2/27/19	1,700,000	1,703,550

TOTAL MASSACHUSETTS		39,521,019

Michigan - 0.3%
Michigan Fin. Auth. Rev. RAN Series 2018 A, 4% 8/20/19	11,000,000	11,147,043
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.89% 12/7/18, LOC Cap. One Bank, VRDN (a)(b)	300,000	300,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.88% 12/3/18, VRDN (a)(b)	3,850,000	3,850,000
Perry County Poll. Cont. Rev. Series 2002, 1.87% 12/7/18, VRDN (a)(c)	10,575,000	10,575,000

TOTAL MISSISSIPPI		14,725,000

Missouri - 0.2%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 1.87% 12/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	5,410,000	5,410,000
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 1.92% 12/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,385,000	2,385,000

TOTAL MISSOURI		7,795,000

Nevada - 0.1%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.89% 12/7/18 (Liquidity Facility Citibank NA) (a)(f)	4,590,000	4,590,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.89% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000

TOTAL NEVADA		4,710,000

New Jersey - 3.3%
Bloomingdale BAN Series 2018, 3% 3/5/19	3,600,000	3,608,649
Borough of Riverdale BAN Series 2018, 3% 9/13/19	2,100,000	2,113,653
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18	1,045,000	1,045,172
Caldwell BAN Series 2018, 3% 2/20/19	1,600,000	1,603,074
Carteret Gen. Oblig. BAN Series 2018, 2.75% 2/1/19	3,686,000	3,690,329
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	3,000,000	3,022,218
Delran Township BAN Series 2018, 3% 10/25/19	4,815,090	4,848,958
East Brunswick Township Gen. Oblig. BAN Series 2018, 3% 3/14/19	4,700,000	4,712,808
Englewood Gen. Oblig. BAN Series 2018, 3% 4/2/19	12,700,000	12,743,383
Gloucester Township BAN Series 2018 B, 3% 6/20/19	6,600,000	6,629,235
Highland Park Gen. Oblig. BAN Series 2018, 3% 4/16/19	2,891,000	2,900,879
Holmdel Township Gen. Oblig. BAN Series 2018, 2.5% 1/15/19	2,700,000	2,701,511
Long Beach Township Gen. Oblig. BAN Series 2018 A, 3% 3/14/19	3,312,000	3,321,398
Long Branch Gen. Oblig. BAN Series 2018 B, 2.75% 2/8/19	8,095,000	8,105,078
Maple Shade Township BAN Series 2018:
3% 6/27/19	4,163,884	4,185,316
3% 6/27/19	1,800,000	1,809,265
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	2,659,857	2,671,428
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	2,700,000	2,717,780
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	5,325,000	5,325,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.91% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	8,400,000	8,400,000
New Jersey Trans. Trust Fund Auth.:
Participating VRDN Series DCL 08 33, 1.97% 12/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,165,000	2,165,000
TRAN Series 2018 A, 5% 6/15/19	500,000	506,968
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	3,150,000	3,162,557
Sea Isle City BAN Series 2018, 3.5% 9/12/19	4,000,000	4,043,354
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19 (e)	5,300,000	5,367,787
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	1,200,000	1,205,256
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	4,500,000	4,553,231
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	5,000,000	5,022,181

TOTAL NEW JERSEY		112,181,468

New York - 4.1%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	6,700,000	6,730,101
Binghamton Gen. Oblig. BAN Series 2018 B, 3% 4/19/19	2,000,000	2,007,142
Broome County Gen. Oblig. BAN Series 2018 A, 3% 5/3/19	6,291,662	6,316,746
Eastport-South Manor Central School District TAN Series 2018, 2.75% 6/25/19	5,000,000	5,020,226
Eden BAN Series 2018, 3% 3/7/19	2,000,000	2,004,754
Eden N Y Cent School District BAN Series 2019, 3% 6/6/19	2,700,000	2,712,493
Geneva BAN Series 2018, 3% 5/8/19	5,718,195	5,738,330
Gloversville School District BAN Series 2018, 3% 10/18/19	12,500,000	12,582,750
Hempstead Union Free School District TAN Series 2018, 2.75% 6/27/19	7,000,000	7,014,427
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	1,770,000	1,772,800
Nassau County Gen. Oblig. RAN Series 2018 A, 3% 12/7/18	9,915,000	9,916,248
New York City Gen. Oblig. Series 2006, 2% 12/7/18 (FSA Insured), VRDN (a)	7,575,000	7,575,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 BB, 1.73% 12/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,530,000	1,530,000
New York City Transitional Fin. Auth. Rev.:
Series 2002 2E, 1.88% 12/7/18, VRDN (a)	2,765,000	2,765,000
Series 2002 3, 1.88% 12/7/18, VRDN (a)	1,600,000	1,600,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 1.77% 12/7/18, VRDN (a)	1,530,000	1,530,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/21	3,695,000	3,924,016
Series 2018 C, 5% 9/1/21	2,000,000	2,135,600
New York St Mtg. Agcy. Homeowner 1.81% 12/3/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	1,900,000	1,900,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.99% 12/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,550,000	1,550,000
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	2,900,000	2,913,437
Poughkeepsie Gen. Oblig. BAN Series 2018 A, 4% 5/3/19	1,836,455	1,843,176
Poughkeepsie Town BAN Series 2018, 3% 3/8/19	3,800,000	3,809,129
Queensbury Union Free School District BAN Series 2018, 3% 7/12/19	5,600,000	5,628,200
Rockland County Gen. Oblig. TAN Series 2018, 3% 4/2/19	12,500,000	12,550,158
Sidney Cent School District BAN Series 2018, 3% 7/10/19	1,600,000	1,606,836
South Glens Falls Central School District BAN Series 2018 B, 3% 7/26/19	500,000	502,998
Suffolk County Gen. Oblig.:
BAN Series 2017 B, 3% 12/28/18	1,000,000	1,000,898
RAN Series 2018, 2% 3/21/19	2,500,000	2,500,015
TAN Series 2018 I, 4% 9/26/19	10,000,000	10,156,359
Troy Rensselaer County BAN:
Series 2018 A, 2.75% 2/8/19	3,020,000	3,023,540
Series B, 3% 8/2/19	4,300,000	4,319,354
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 2.07% 12/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	70,000	70,000
Village of Island Park BAN Series 2018, 3% 3/6/19	1,000,000	1,002,196

TOTAL NEW YORK		137,251,929

Non-State Specific - 0.2%
BB&T Muni. Trust Series 2016, 2.74% 12/31/19, CP (a)(c)	691,388	691,404
Fed. Home Ln. Mtg. Corp. Series 2018 M46, SIFMA Municipal Swap Index + 0.250% 1.94% 12/7/18 (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,995,000	4,994,900

TOTAL NON-STATE SPECIFIC		5,686,304

North Carolina - 0.4%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.84% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	300,000	300,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.89% 12/7/18, VRDN (a)(b)	1,100,000	1,100,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.97%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(f)(g)	1,390,000	1,390,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1991 B, 1.6% 12/7/18, VRDN (a)	12,000,000	12,000,000

TOTAL NORTH CAROLINA		14,790,000

Ohio - 0.5%
Avon Gen. Oblig. BAN Series 2018, 3% 9/5/19	2,250,000	2,266,071
Belmont County BAN Series 2018 A, 3% 4/18/19	2,286,000	2,294,788
Grove City Gen. Oblig. BAN Series 2018, 2.5% 3/7/19	2,000,000	2,002,483
Highland Heights Gen. Oblig. BAN Series 2018, 2.75% 6/13/19	2,300,000	2,306,352
Lake County Gen. Oblig. BAN Series 2018, 2.5% 6/13/19	1,000,000	1,002,766
Lakewood Income Tax Rev. BAN Series 2018, 2.5% 3/28/19	5,000,000	5,008,271
Napoleon City Captial Facilities BAN Series 2018, 2.75% 2/27/19	900,000	901,179
Newark Gen. Oblig. BAN Series 2018, 2.8% 1/16/19	2,500,000	2,500,853

TOTAL OHIO		18,282,763

Pennsylvania - 0.7%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.89% 12/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	115,000	115,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.95% 12/6/21, VRDN (a)	6,825,000	6,825,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.95% 12/7/18, VRDN (a)	2,635,000	2,635,000
Philadelphia Auth. For Indl. Series 2017 B, 1.95% 12/7/18, VRDN (a)	11,355,000	11,355,000
Scranton Tax & Rev. TRAN Series 2018, 2.9% 12/15/18 (c)	1,390,000	1,389,708

TOTAL PENNSYLVANIA		22,319,708

South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 2% 12/7/18, VRDN (a)(b)	1,100,000	1,100,000
Richland County Gen. Oblig. BAN Series 2018, 3% 2/27/19	5,000,000	5,013,657
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2008, 1.76% 12/7/18, LOC SunTrust Banks, Inc., VRDN (a)	1,415,000	1,415,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series Floaters BAML 0003, 1.91% 12/7/18 (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 02 09, 2.04% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	1,000,000	1,000,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 2.04% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	255,000	255,000

TOTAL SOUTH CAROLINA		13,783,657

Tennessee - 0.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 1.87% 12/7/18, VRDN (a)	7,610,000	7,610,000
Union City Indl. Dev. (Kohler Co. Proj.) Series 1995, 1.89% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,000,000	1,000,000

TOTAL TENNESSEE		8,610,000

Texas - 3.4%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.91% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.76% 12/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	1,085,000	1,085,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 1.73% 12/3/18, VRDN (a)(b)	6,100,000	6,100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series C2, 1.75% tender 12/4/18, CP mode	4,800,000	4,800,029
Houston Gen. Oblig. TRAN Series 2018, 4% 6/28/19	10,000,000	10,119,408
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 1.84% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.96% 12/3/18, VRDN (a)	1,835,000	1,835,000
Series 2004, 2.17% 12/7/18, VRDN(a)(b)	20,415,000	20,415,000
Series 2010 B, 1.96% 12/3/18, VRDN (a)	5,785,000	5,785,000
Series 2010 C, 1.96% 12/3/18, VRDN (a)	800,000	800,000
Series 2010 D:
2.08% 12/7/18, VRDN (a)	6,185,000	6,185,000
2.08% 12/7/18, VRDN (a)	4,050,000	4,050,000
Texas Gen. Oblig.:
Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 2.04%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(f)(g)	3,785,000	3,785,000
TRAN Series 2018, 4% 8/29/19	45,000,000	45,675,725

TOTAL TEXAS		113,635,162

Utah - 0.3%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 2.04% 12/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)	6,600,000	6,600,000
Series Floaters ZM 05 51, 1.94% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	1,920,000	1,920,000

TOTAL UTAH		8,520,000

Virginia - 0.2%
Albemarle County Econ. Dev. Auth. Hosp. Rev. Series 2018 A, 1.68% 12/3/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,000,000	6,000,000
Washington - 0.3%
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.84% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.84% 12/7/18, LOC KeyBank NA, VRDN (a)	185,000	185,000
Univ. of Washington Univ. Revs. Series A, 1.67% 12/7/18, CP	3,500,000	3,499,886
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.04% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	2,700,000	2,700,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 2.09% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,275,000	2,275,000

TOTAL WASHINGTON		9,359,886

Wisconsin - 0.5%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.76% 12/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.87% 12/7/18 (a)(f)	1,060,000	1,060,000
Milwaukee Gen. Oblig. RAN Series 2018 R3, 4% 5/16/19	10,000,000	10,088,666
Oconto Falls Pub. Schools TRAN Series 2018, 3% 10/1/19	2,000,000	2,012,032
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 1.72% 12/3/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.94% 12/7/18 (Liquidity Facility Citibank NA) (a)(f)	1,920,000	1,920,000

TOTAL WISCONSIN		18,450,698

Wyoming - 0.5%
Lincoln County Poll. Cont. Rev. (ExxonMobile Proj.) Series 2014, 1.71% 12/3/18, VRDN (a)	17,000,000	17,000,000
TOTAL MUNICIPAL NOTES
(Cost $893,481,330)		893,122,087

Commercial Paper - 0.1%
Houston Airport System Rev. 1.73% 12/5/18
(Cost $3,500,000)	3,500,000	$3,500,011

Municipal Bond Funds - 0.3%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares(a)	4,400,000	4,400,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares(a)	6,800,000	6,800,000
TOTAL MUNICIPAL BOND FUNDS
(Cost $11,200,000)		11,200,000
	Shares	Value

Money Market Funds - 15.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 2.14% (h)(i)	104,901,741	104,901,741
Fidelity SAI Municipal Money Market Fund, 1.19% (h)(i)	415,700,800	415,700,725
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (h)	2,863,700	2,863,700
TOTAL MONEY MARKET FUNDS
(Cost $523,461,258)		523,466,166
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,388,625,341)		3,383,994,778
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,885,802)
NET ASSETS - 100%		$3,378,108,976

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,494,320 or 0.9% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,075,000 or 0.5% of net assets.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Affiliated Fund

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$4,500,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$2,430,000
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$3,270,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.97%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$1,390,000
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 2.04%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$3,785,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.04% 1/11/19 (Liquidity Facility Barclays Bank PLC)	3/1/18	$2,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$17,318
Total	$17,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 2.14%	$188,320,059	$137,712,619	$221,130,937	$1,437,133	$--	$--	$104,901,741
Fidelity SAI Municipal Money Market Fund, 1.19%	316,565,589	99,167,959	--	2,735,419	--	(32,823)	415,700,725
Total	$504,885,648	$236,880,578	$221,130,937	$4,172,552	$--	$(32,823)	$520,602,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,845,828,601	$--	$2,845,828,601	$--
Money Market Funds	523,466,166	523,466,166	--	--
Commercial Paper	3,500,011	--	3,500,011	--
Investment Companies	11,200,000	--	11,200,000	--
Total Investments in Securities:	$3,383,994,778	$523,466,166	$2,860,528,612	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,868,027,770)	$2,863,392,312
Affiliated issuers (cost $520,597,571)	520,602,466
Total Investment in Securities (cost $3,388,625,341)		$3,383,994,778
Cash		8,815,222
Receivable for investments sold		5,973,240
Receivable for fund shares sold		2,445,139
Dividends receivable		795,876
Interest receivable		24,381,078
Distributions receivable from Fidelity Central Funds		1,706
Prepaid expenses		7,783
Other receivables		5,276
Total assets		3,426,420,098
Liabilities
Payable for investments purchased
Regular delivery	$20,615,480
Delayed delivery	18,861,741
Payable for fund shares redeemed	3,839,681
Distributions payable	4,578,499
Accrued management fee	220,322
Other affiliated payables	48,583
Other payables and accrued expenses	146,816
Total liabilities		48,311,122
Net Assets		$3,378,108,976
Net Assets consist of:
Paid in capital		$3,383,180,634
Total distributable earnings (loss)		(5,071,658)
Net Assets, for 338,326,791 shares outstanding		$3,378,108,976
Net Asset Value, offering price and redemption price per share ($3,378,108,976 ÷ 338,326,791 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,172,552
Interest		25,184,051
Income from Fidelity Central Funds		17,318
Total income		29,373,921
Expenses
Management fee	$5,536,271
Transfer agent fees	220,721
Accounting fees and expenses	286,302
Custodian fees and expenses	22,521
Independent trustees' fees and expenses	19,924
Registration fees	141,797
Audit	28,867
Legal	4,747
Miscellaneous	12,638
Total expenses before reductions	6,273,788
Expense reductions	(4,202,335)
Total expenses after reductions		2,071,453
Net investment income (loss)		27,302,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(91,647)
Total net realized gain (loss)		(91,647)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,188,473)
Affiliated issuers	(32,823)
Total change in net unrealized appreciation (depreciation)		(2,221,296)
Net gain (loss)		(2,312,943)
Net increase (decrease) in net assets resulting from operations		$24,989,525

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	For the period December 28, 2017 (commencement of operations) to May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,302,468	$14,354,933
Net realized gain (loss)	(91,647)	421,325
Change in net unrealized appreciation (depreciation)	(2,221,296)	(2,409,267)
Net increase (decrease) in net assets resulting from operations	24,989,525	12,366,991
Distributions to shareholders	(28,129,401)	–
Distributions to shareholders from net investment income	–	(14,280,034)
Total distributions	(28,129,401)	(14,280,034)
Share transactions
Proceeds from sales of shares	553,501,262	3,425,934,174
Reinvestment of distributions	1,871,311	1,205,214
Cost of shares redeemed	(393,241,912)	(206,108,154)
Net increase (decrease) in net assets resulting from share transactions	162,130,661	3,221,031,234
Total increase (decrease) in net assets	158,990,785	3,219,118,191
Net Assets
Beginning of period	3,219,118,191	–
End of period	$3,378,108,976	$3,219,118,191
Other Information
Undistributed net investment income end of period		$72,416
Shares
Sold	55,400,714	342,618,277
Issued in reinvestment of distributions	187,323	120,636
Redeemed	(39,376,986)	(20,623,173)
Net increase (decrease)	16,211,051	322,115,740

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Tax-Sensitive Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.082	.053
Net realized and unrealized gain (loss)	(.008)	(.014)
Total from investment operations	.074	.039
Distributions from net investment income	(.081)	(.049)
Distributions from net realized gain	(.003)	–
Total distributions	(.084)	(.049)
Net asset value, end of period	$9.98	$9.99
Total ReturnC,D	.74%	.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.52%G
Expenses net of fee waivers, if any	.13%G	.26%G,H
Expenses net of all reductions	.12%G	.26%G,H
Net investment income (loss)	1.63%G	1.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,378,109	$3,219,118
Portfolio turnover rateI	47%G	180%J

 A For the period December 28, 2017 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $5,276 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$642,184
Gross unrealized depreciation	(5,165,501)
Net unrealized appreciation (depreciation)	$(4,523,317)
Tax cost	$3,388,518,095

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,163,935,100 and $534,543,092, respectively.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Wells Fargo Advantage Ultra Short-Term Municipal Income Funds Administrator Class. The Fund redeemed 106,452,587 shares of Wells Fargo Advantage Ultra Short-Term Municipal Income Fund Administrator Class in exchange for investments, including accrued interest, and cash with a value of $1,018,092,361. The Fund had net realized gain of $150,618 on the Fund's redemptions of Wells Fargo Advantage Ultra Short-Term Municipal Income Fund Administrator Class shares.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Wells Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the Fund's interest in Underlying Fidelity Funds, see table below, in exchange for investments and cash, including accrued interest, totaling $624,833,525. The Fund had net realized gain of $330,903 on the redemptions of Underlying Fidelity Funds.

Underlying Fidelity Funds	Shares Redeemed	Value of Investments and Cash, including Accrued Interest Exchanged	Net Realized gain (loss)
Fidelity Limited Term Municipal Income Fund	6,984,147	$73,333,542	$(66,508)
Fidelity Conservative Income Municipal Bond Fund Institutional Class	55,039,919	551,499,983	397,411
Total	62,024,066	$624,833,525	$330,903

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,198 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $ 4,175,506.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $26,829.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 100% of the total outstanding shares of Fidelity SAI Municipal Money Market Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.13%	$1,000.00	$1,007.40	$.65
Hypothetical-C		$1,000.00	$1,024.42	$.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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TSS-SANN-0119
1.9885905.100

Strategic Advisers® Fidelity® U.S. Total Stock Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	9.7
Fidelity Growth Company Fund	8.6
Fidelity Large Cap Value Enhanced Index Fund	7.5
Fidelity SAI U.S. Momentum Index Fund	6.4
Fidelity Contrafund	5.7
Fidelity Total Market Index Fund Institutional Premium Class	4.4
Fidelity SAI U.S. Value Index Fund	4.3
Fidelity SAI U.S. Minimum Volatility Index Fund	2.7
Fidelity Small Cap Index Fund Institutional Premium Class	1.6
Microsoft Corp.	1.3
52.2

Top Five Market Sectors as of November 30, 2018

(stocks only)	% of fund's net assets
Financials	8.8
Health Care	7.5
Information Technology	6.5
Industrials	4.7
Communication Services	4.6

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Common Stocks	47.5%
Large Blend Funds	7.1%
Large Growth Funds	30.4%
Large Value Funds	11.8%
Small Blend Funds	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.5%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,189,281	$37,153,138
Verizon Communications, Inc.	1,345,487	81,132,866
		118,286,004
Entertainment - 1.4%
Activision Blizzard, Inc.	283,700	14,150,956
Cinemark Holdings, Inc.	514,947	19,758,516
Electronic Arts, Inc. (a)	110,000	9,247,700
Lions Gate Entertainment Corp.:
Class A	232,390	4,510,690
Class B	736,900	13,286,307
NetEase, Inc. ADR	11,000	2,497,770
Netflix, Inc. (a)	52,800	15,107,664
Take-Two Interactive Software, Inc. (a)	26,798	2,938,937
The Walt Disney Co.	511,486	59,071,518
Twenty-First Century Fox, Inc.:
Class A	1,700,100	84,103,947
Class B	180,900	8,869,527
Viacom, Inc.:
Class A	149,500	5,091,970
Class B (non-vtg.)	73,600	2,271,296
Vivendi SA	363,600	9,068,998
World Wrestling Entertainment, Inc. Class A	112,600	8,327,896
Zynga, Inc. (a)	2,633,170	9,532,075
		267,835,767
Interactive Media & Services - 1.2%
Alphabet, Inc.:
Class A (a)	95,800	106,304,470
Class C (a)	41,300	45,199,959
Eventbrite, Inc.	10,900	323,839
Facebook, Inc. Class A (a)	369,400	51,941,334
Momo, Inc. ADR (a)	100,900	3,163,215
Tencent Holdings Ltd.	65,600	2,622,599
Yahoo! Japan Corp.	3,165,600	9,063,296
YY, Inc. ADR (a)	8,000	544,560
		219,163,272
Media - 1.4%
AMC Networks, Inc. Class A (a)	8,600	514,796
Charter Communications, Inc. Class A (a)	63,300	20,838,360
Comcast Corp. Class A	4,453,200	173,719,332
comScore, Inc. (a)	361,400	5,702,892
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	355,421
Discovery Communications, Inc.:
Class A (a)(b)	467,600	14,364,672
Class C (non-vtg.) (a)	94,600	2,642,178
Entercom Communications Corp. Class A	1,052,600	6,873,478
F@N Communications, Inc.	26,900	167,066
Hyundai HCN	461,413	1,812,209
Interpublic Group of Companies, Inc.	1,043,100	24,512,850
MSG Network, Inc. Class A (a)	411,430	11,018,095
Multiplus SA	106,800	687,696
Nippon Television Network Corp.	56,600	886,034
WOWOW INC.	66,300	1,939,092
		266,034,171
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	25,400	840,215
T-Mobile U.S., Inc. (a)	35,400	2,423,130
		3,263,345

TOTAL COMMUNICATION SERVICES		874,582,559

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.2%
Adient PLC (b)	22,800	539,904
Aptiv PLC	122,800	8,829,320
Cooper Tire & Rubber Co.	146,300	5,003,460
DaikyoNishikawa Corp.	27,200	275,079
Delphi Technologies PLC	196,330	3,355,280
Dongah Tire & Rubber Co. Ltd.	11,829	328,906
Eagle Industry Co. Ltd.	60,400	792,279
G-Tekt Corp.	429,000	6,012,765
Gentex Corp.	42,500	957,100
Hi-Lex Corp.	76,400	1,628,754
Hyundai Mobis	76,287	12,291,175
IJT Technology Holdings Co. Ltd.	248,300	1,572,723
Strattec Security Corp.	11,700	357,318
TPR Co. Ltd.	155,600	3,699,638
		45,643,701
Automobiles - 0.1%
Audi AG	4,252	3,793,187
Fiat Chrysler Automobiles NV	45,000	746,550
Fiat Chrysler Automobiles NV	91,300	1,506,173
General Motors Co.	99,800	3,787,410
Renault SA	25,900	1,819,392
		11,652,712
Distributors - 0.0%
Arata Corp.	5,000	217,152
Harima-Kyowa Co. Ltd.	24,100	352,005
Yagi & Co. Ltd.	45,700	666,286
		1,235,443
Diversified Consumer Services - 0.3%
Arco Platform Ltd. Class A	74,900	1,771,385
Heian Ceremony Service Co. Ltd.	122,100	957,310
MegaStudy Co. Ltd.	71,794	730,565
Multicampus Co. Ltd.	25,228	1,079,785
Service Corp. International	609,142	28,142,360
ServiceMaster Global Holdings, Inc. (a)	370,060	16,382,556
		49,063,961
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	395,111	15,037,925
Eldorado Resorts, Inc. (a)	164,661	7,241,791
Hilton Grand Vacations, Inc. (a)	354,564	11,367,322
Marriott International, Inc. Class A	106,800	12,285,204
McDonald's Corp.	182,700	34,440,777
Royal Caribbean Cruises Ltd.	106,300	12,019,341
Starbucks Corp.	186,600	12,449,952
The Restaurant Group PLC	435,600	799,291
The Restaurant Group PLC rights 12/13/18 (a)	629,200	304,668
Wendy's Co.	838,950	15,042,374
YETI Holdings, Inc.	254,110	4,279,212
		125,267,857
Household Durables - 0.2%
Cuckoo Holdings Co. Ltd.	17,647	2,158,028
FJ Next Co. Ltd.	278,500	2,316,029
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	354,113	1,874,731
Hamilton Beach Brands Holding Co. Class A	15,700	355,605
Iida Group Holdings Co. Ltd.	52,400	924,611
Lennar Corp. Class A	222,400	9,503,152
Mohawk Industries, Inc. (a)	99,530	12,745,812
Toll Brothers, Inc.	287,385	9,475,083
		39,353,051
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (a)	58,700	99,212,979
eBay, Inc. (a)	304,400	9,086,340
GrubHub, Inc. (a)	75,460	5,907,763
Hyundai Home Shopping Network Corp.	4,861	433,034
Mercari, Inc. (a)(b)	10,000	240,056
NS Shopping Co. Ltd.	21,105	239,252
The Booking Holdings, Inc. (a)	5,500	10,405,340
		125,524,764
Leisure Products - 0.1%
Brunswick Corp.	255,692	13,561,904
Media - 0.1%
Altice U.S.A., Inc. Class A	649,160	11,483,640
Multiline Retail - 0.2%
Dollar General Corp.	173,600	19,267,864
Dollar Tree, Inc. (a)	156,400	13,570,828
Lifestyle International Holdings Ltd.	683,000	1,089,448
Macy's, Inc.	28,500	975,270
Target Corp.	54,108	3,839,504
		38,742,914
Specialty Retail - 0.9%
Arc Land Sakamoto Co. Ltd.	30,000	410,166
AT-Group Co. Ltd.	115,900	2,654,627
AutoNation, Inc. (a)	43,100	1,600,303
Bed Bath & Beyond, Inc.	275,500	3,548,440
Best Buy Co., Inc.	34,000	2,196,060
Burlington Stores, Inc. (a)	172,445	28,584,483
Dunelm Group PLC	208,300	1,438,610
Ff Group (a)(c)	2,700	11,738
GameStop Corp. Class A	175,900	2,402,794
GNC Holdings, Inc. Class A (a)(b)	612,100	1,744,485
Hibbett Sports, Inc. (a)	63,200	978,968
Home Depot, Inc.	197,500	35,613,200
JB Hi-Fi Ltd. (b)	56,975	964,869
John David Group PLC	789,100	3,971,767
Ku Holdings Co. Ltd.	47,500	378,276
Lookers PLC	723,934	839,450
Lowe's Companies, Inc.	247,180	23,326,377
Mandarake, Inc.	15,700	90,592
Sally Beauty Holdings, Inc. (a)	590,600	12,467,566
Samse SA	2,200	331,252
TJX Companies, Inc.	513,382	25,078,711
Tokatsu Holdings Co. Ltd.	18,700	82,039
Urban Outfitters, Inc. (a)	298,770	11,380,149
Vitamin Shoppe, Inc. (a)	190,600	1,486,680
Williams-Sonoma, Inc. (b)	114,000	6,455,820
		168,037,422
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc.	110,260	10,199,050
Embry Holdings Ltd.	280,000	89,468
Fossil Group, Inc. (a)	20,800	402,064
Michael Kors Holdings Ltd. (a)	53,500	2,340,625
PVH Corp.	123,200	13,614,832
Sitoy Group Holdings Ltd.	2,351,000	667,078
Tapestry, Inc.	737,427	28,708,033
Yue Yuen Industrial (Holdings) Ltd.	399,500	1,161,634
		57,182,784

TOTAL CONSUMER DISCRETIONARY		686,750,153

CONSUMER STAPLES - 3.4%
Beverages - 0.7%
Britvic PLC	472,246	5,154,070
C&C Group PLC	2,898,300	10,007,555
Coca-Cola European Partners PLC	228,500	11,091,390
Constellation Brands, Inc. Class A (sub. vtg.)	136,300	26,682,088
PepsiCo, Inc.	300,700	36,667,358
The Coca-Cola Co.	710,960	35,832,384
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	653,221	1,316,628
		126,751,473
Food & Staples Retailing - 0.7%
Amsterdam Commodities NV	30,900	604,487
Halows Co. Ltd.	21,800	498,933
Kroger Co.	132,500	3,929,950
Nihon Chouzai Co. Ltd.	6,700	216,615
OM2 Network Co. Ltd.	54,000	589,878
Performance Food Group Co. (a)	286,710	9,880,027
Qol Holdings Co. Ltd.	45,700	817,258
Retail Partners Co. Ltd.	117,600	1,411,014
Sapporo Clinical Laboratory	8,200	156,032
Satoh & Co. Ltd.	12,300	188,864
Sysco Corp.	624,500	42,091,300
Tesco PLC	775,396	1,957,278
United Natural Foods, Inc. (a)	30,500	659,105
Walgreens Boots Alliance, Inc.	62,900	5,325,743
Walmart, Inc.	761,900	74,399,535
		142,726,019
Food Products - 0.8%
Axyz Co. Ltd.	10,000	256,178
Changshouhua Food Co. Ltd.	1,929,000	705,130
Conagra Brands, Inc.	593,400	19,190,556
Danone SA	219,700	16,404,009
JC Comsa Corp.	26,800	86,646
Kaneko Seeds Co. Ltd.	67,700	857,022
Mondelez International, Inc.	654,100	29,421,418
Pickles Corp.	26,000	516,725
Post Holdings, Inc. (a)	304,677	29,477,500
Prima Meat Packers Ltd.	14,600	277,299
S Foods, Inc.	24,600	1,062,970
Seaboard Corp.	1,813	6,747,986
The Hershey Co.	223,300	24,183,390
The J.M. Smucker Co.	275,100	28,750,701
Toyo Sugar Refining Co. Ltd.	39,400	407,137
		158,344,667
Household Products - 0.2%
Procter & Gamble Co.	391,298	36,981,574
Personal Products - 0.3%
Coty, Inc. Class A	1,721,500	14,357,310
Hengan International Group Co. Ltd.	191,500	1,565,238
Herbalife Nutrition Ltd. (a)	652,482	37,354,595
		53,277,143
Tobacco - 0.7%
Altria Group, Inc.	1,206,940	66,176,520
British American Tobacco PLC sponsored ADR	787,314	27,453,639
KT&G Corp.	18,099	1,680,171
Philip Morris International, Inc.	438,800	37,969,364
Scandinavian Tobacco Group A/S (d)	32,565	431,733
		133,711,427

TOTAL CONSUMER STAPLES		651,792,303

ENERGY - 4.0%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.)	67,513	208,842
Baker Hughes, a GE Co. Class A	1,086,123	24,785,327
Bristow Group, Inc. (a)	84,900	332,808
Carbo Ceramics, Inc. (a)	150,600	689,748
Diamond Offshore Drilling, Inc. (a)(b)	354,100	4,461,660
Ensco PLC Class A	1,148,400	6,511,428
FLEX LNG Ltd. (a)	4,472,800	7,858,110
Geospace Technologies Corp. (a)	35,400	550,470
Halliburton Co.	69,100	2,171,813
High Arctic Energy Services, Inc.	326,100	851,667
Liberty Oilfield Services, Inc. Class A	179,400	3,107,208
Nabors Industries Ltd.	132,900	429,267
National Oilwell Varco, Inc.	59,800	1,920,178
NCS Multistage Holdings, Inc. (a)	51,200	373,760
Odfjell Drilling Ltd.	107,400	354,257
Precision Drilling Corp. (a)	183,900	422,154
RigNet, Inc. (a)	57,400	1,043,532
Schlumberger Ltd.	240,600	10,851,060
Shelf Drilling Ltd. (a)(d)	203,599	1,255,490
Shinko Plantech Co. Ltd.	343,400	3,491,024
TechnipFMC PLC	177,500	4,098,475
Tecnicas Reunidas SA (b)	33,700	888,555
Transocean Ltd. (United States) (a)(b)	419,600	3,893,888
Trinidad Drilling Ltd. (a)	213,900	270,464
		80,821,185
Oil, Gas & Consumable Fuels - 3.6%
Aker Bp ASA	9,500	269,254
Anadarko Petroleum Corp.	154,000	8,146,600
Baytex Energy Corp. (a)	1,753,800	3,247,167
Berry Petroleum Corp.	100,500	1,245,195
Bonavista Energy Corp.	829,700	780,586
Bonterra Energy Corp.	196,400	1,015,518
BP PLC sponsored ADR	753,616	30,408,406
Cabot Oil & Gas Corp.	154,800	3,894,768
Callon Petroleum Co. (a)	880,751	7,530,421
Cenovus Energy, Inc. (Canada)	1,706,000	12,608,979
Centennial Resource Development, Inc. Class A (a)	62,200	965,344
Cheniere Energy, Inc. (a)	39,400	2,408,128
Chevron Corp.	1,136,728	135,202,428
China Petroleum & Chemical Corp.:
(H Shares)	16,890,000	14,457,874
sponsored ADR (H Shares)	8,100	691,254
CNOOC Ltd. sponsored ADR	14,800	2,492,764
CNX Resources Corp. (a)	111,900	1,548,696
Concho Resources, Inc. (a)	25,864	3,371,114
ConocoPhillips Co.	118,800	7,862,184
Contango Oil & Gas Co. (a)	200,900	813,645
Continental Resources, Inc. (a)	67,844	3,101,828
Delek Logistics Partners LP	5,200	158,496
Delek U.S. Holdings, Inc.	931,728	37,073,457
Devon Energy Corp.	101,400	2,740,842
Diamondback Energy, Inc.	227,072	25,064,207
Enagas SA	109,298	3,003,079
Encana Corp.	424,300	2,858,153
Enerplus Corp.	7,000	67,410
Enterprise Products Partners LP	34,500	905,625
EOG Resources, Inc.	120,600	12,459,186
Equinor ASA sponsored ADR	738,391	17,263,582
Euronav NV	73,420	643,159
Extraction Oil & Gas, Inc. (a)	61,100	348,270
Exxon Mobil Corp.	1,809,445	143,850,878
GasLog Ltd.	212,600	4,413,576
GasLog Partners LP	659,200	15,168,192
Golar LNG Ltd.	51,200	1,363,968
Golar LNG Partners LP	775,166	9,418,267
Gran Tierra Energy, Inc. (U.S.) (a)	212,500	567,375
Hess Corp.	51,700	2,786,113
Hoegh LNG Partners LP	241,000	4,133,150
HollyFrontier Corp.	18,400	1,149,448
Husky Energy, Inc.	891,000	11,064,991
Imperial Oil Ltd.	476,500	14,191,175
Kosmos Energy Ltd. (a)	18,700	100,606
Magnolia Oil & Gas Corp. Class A (a)	98,200	1,196,076
Marathon Oil Corp.	93,000	1,552,170
Marathon Petroleum Corp.	80,742	5,261,149
Motor Oil (HELLAS) Corinth Refineries SA	89,400	2,049,497
Murphy Oil Corp.	194,300	6,198,170
Noble Energy, Inc.	81,300	1,930,062
Northern Oil & Gas, Inc. (a)	48,800	123,952
NuVista Energy Ltd. (a)	5,000	14,526
Occidental Petroleum Corp.	71,800	5,045,386
Parex Resources, Inc. (a)	125,500	1,550,036
Parsley Energy, Inc. Class A (a)	481,480	9,692,192
PDC Energy, Inc. (a)	22,000	746,680
Peabody Energy Corp.	16,300	507,582
Phillips 66 Co.	274,700	25,689,944
Pioneer Natural Resources Co.	38,000	5,614,500
QEP Resources, Inc. (a)	35,700	286,671
Ring Energy, Inc. (a)	29,000	202,710
Seven Generations Energy Ltd. (a)	5,000	38,121
Sinopec Kantons Holdings Ltd.	3,858,000	1,582,845
Southwestern Energy Co. (a)	737,500	3,554,750
Star Petroleum Refining PCL	2,019,100	736,450
Suncor Energy, Inc.	513,700	16,563,360
Teekay Corp. (b)	328,900	1,450,449
Teekay LNG Partners LP	658,100	8,910,674
Teekay Offshore Partners LP	1,913,600	3,176,576
Texas Pacific Land Trust	100	57,919
Thai Oil PCL (For. Reg.)	356,600	823,757
The Williams Companies, Inc.	39,500	1,000,140
Total SA sponsored ADR	288,678	16,053,384
Valero Energy Corp.	102,900	8,221,710
Viper Energy Partners LP	84,600	2,540,538
W&T Offshore, Inc. (a)	59,400	345,114
Whiting Petroleum Corp. (a)	64,600	1,955,442
World Fuel Services Corp.	92,900	2,395,891
WPX Energy, Inc. (a)	10,400	145,080
		690,068,861

TOTAL ENERGY		770,890,046

FINANCIALS - 8.8%
Banks - 4.2%
Bank of America Corp.	4,033,809	114,560,176
BankUnited, Inc.	115,581	3,992,168
Boston Private Financial Holdings, Inc.	679,760	8,626,154
Citigroup, Inc.	1,043,870	67,632,337
Credit Agricole Atlantique Vendee	6,000	907,627
East West Bancorp, Inc.	87,400	4,692,506
First Citizen Bancshares, Inc.	33,393	14,341,292
First Foundation, Inc. (a)	517,673	8,287,945
First Horizon National Corp.	1,172,370	19,332,381
FNB Corp., Pennsylvania	1,938,755	23,769,136
Great Western Bancorp, Inc.	176,326	6,580,486
Gunma Bank Ltd.	356,800	1,700,470
Hanmi Financial Corp.	111,169	2,494,632
Hiroshima Bank Ltd.	65,700	395,884
Huntington Bancshares, Inc.	1,626,400	23,729,176
IBERIABANK Corp.	251,900	18,829,525
JPMorgan Chase & Co.	628,171	69,846,333
KB Financial Group, Inc.	17,700	746,468
KeyCorp	496,000	9,096,640
M&T Bank Corp.	163,100	27,565,531
Mitsubishi UFJ Financial Group, Inc.	1,233,800	6,750,625
NIBC Holding NV	530,826	5,005,297
Ogaki Kyoritsu Bank Ltd.	39,200	859,869
PNC Financial Services Group, Inc.	471,611	64,035,342
Shinsei Bank Ltd.	62,900	863,306
Signature Bank	34,800	4,291,884
Skandiabanken ASA (d)	94,000	943,844
Sumitomo Mitsui Financial Group, Inc.	304,000	11,191,706
SunTrust Banks, Inc.	418,600	26,242,034
The Keiyo Bank Ltd.	113,000	796,371
The San-In Godo Bank Ltd.	108,300	853,883
U.S. Bancorp	1,525,027	83,052,970
Unicaja Banco SA (d)	1,473,400	1,776,459
United Community Bank, Inc.	328,499	8,491,699
Van Lanschot NV (Bearer)	5,800	149,709
Wells Fargo & Co.	3,068,113	166,537,174
Yamaguchi Financial Group, Inc.	97,300	1,008,015
		809,977,054
Capital Markets - 1.1%
Ares Capital Corp.	31,129	530,438
Bank of New York Mellon Corp.	303,100	15,552,061
Cboe Global Markets, Inc.	244,413	26,303,727
Charles Schwab Corp.	202,465	9,070,432
E*TRADE Financial Corp.	535,348	27,993,347
Goldman Sachs Group, Inc.	163,600	31,196,884
Lazard Ltd. Class A	180,208	7,229,945
Morgan Stanley	396,830	17,615,284
Oaktree Capital Group LLC Class A	49,300	2,042,006
Raymond James Financial, Inc.	122,390	9,758,155
State Street Corp.	750,138	54,775,077
TD Ameritrade Holding Corp.	91,000	4,896,710
Virtu Financial, Inc. Class A	160,200	4,032,234
		210,996,300
Consumer Finance - 0.8%
Aeon Credit Service (Asia) Co. Ltd.	2,760,000	2,441,104
American Express Co.	161,100	18,086,697
Capital One Financial Corp.	581,900	52,184,792
Discover Financial Services	384,800	27,436,240
First Cash Financial Services, Inc.	145,510	12,957,666
LexinFintech Holdings Ltd. ADR	221,800	2,109,318
Navient Corp.	70,600	811,900
OneMain Holdings, Inc. (a)	309,600	9,061,992
PPDAI Group, Inc. ADR (a)	281,900	1,564,545
Santander Consumer U.S.A. Holdings, Inc.	140,100	2,724,945
SLM Corp. (a)	550,200	5,650,554
Synchrony Financial	462,051	12,004,085
		147,033,838
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	727,300	14,313,264
Berkshire Hathaway, Inc. Class B (a)	338,500	73,874,240
Fuyo General Lease Co. Ltd.	70,300	4,260,794
Ricoh Leasing Co. Ltd.	91,300	2,971,885
Standard Life PLC	2,335,431	7,898,099
Voya Financial, Inc.	214,410	9,637,730
		112,956,012
Insurance - 1.7%
AFLAC, Inc.	219,600	10,044,504
Allstate Corp.	121,800	10,863,342
American International Group, Inc.	516,700	22,347,275
ASR Nederland NV	70,500	3,040,877
Assurant, Inc.	120,530	11,720,337
Brown & Brown, Inc.	866,482	25,145,308
Chubb Ltd.	199,600	26,694,504
Db Insurance Co. Ltd.	122,682	7,413,703
FNF Group	276,000	9,273,600
Genworth Financial, Inc. Class A (a)	275,200	1,282,432
Hartford Financial Services Group, Inc.	115,500	5,103,945
Hyundai Fire & Marine Insurance Co. Ltd.	159,142	5,689,224
Lincoln National Corp.	29,800	1,876,506
Marsh & McLennan Companies, Inc.	237,100	21,030,770
MetLife, Inc.	1,345,210	60,036,722
NN Group NV	120,603	5,129,607
Prudential Financial, Inc.	51,100	4,791,136
Prudential PLC	646,750	12,749,938
Reinsurance Group of America, Inc.	161,780	24,166,696
RSA Insurance Group PLC	254,400	1,758,942
Sony Financial Holdings, Inc.	54,800	1,148,958
Sul America SA unit	197,700	1,375,260
The Travelers Companies, Inc.	278,300	36,281,971
Willis Group Holdings PLC	77,100	12,293,595
		321,259,152
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,077,600	19,073,520
Annaly Capital Management, Inc.	1,877,200	18,847,088
MFA Financial, Inc.	1,992,800	14,447,800
Redwood Trust, Inc.	60,700	1,013,083
		53,381,491
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	115,600	619,168
Essent Group Ltd. (a)	675,631	26,052,331
Genworth Mortgage Insurance Ltd.	232,786	382,822
		27,054,321

TOTAL FINANCIALS		1,682,658,168

HEALTH CARE - 7.5%
Biotechnology - 1.9%
Abeona Therapeutics, Inc. (a)	112,000	918,400
AC Immune SA (a)	61,569	684,647
Acceleron Pharma, Inc. (a)	40,000	2,117,200
Acorda Therapeutics, Inc. (a)	55,000	1,123,650
Alexion Pharmaceuticals, Inc. (a)	223,400	27,511,710
Alnylam Pharmaceuticals, Inc. (a)	24,000	1,947,840
Amgen, Inc.	460,900	95,982,425
AnaptysBio, Inc. (a)	44,000	3,281,520
Argenx SE ADR (a)	38,000	3,677,260
Array BioPharma, Inc. (a)	786,270	12,525,281
Ascendis Pharma A/S sponsored ADR (a)	44,000	2,970,440
Atara Biotherapeutics, Inc. (a)	50,000	1,997,500
BeiGene Ltd. ADR (a)	24,000	3,679,440
Biogen, Inc. (a)	39,100	13,048,452
bluebird bio, Inc. (a)	20,000	2,457,800
Blueprint Medicines Corp. (a)	192,619	11,050,552
Celgene Corp. (a)	12,800	924,416
Cell Biotech Co. Ltd.	42,172	1,095,426
Cellectis SA sponsored ADR (a)	52,000	1,145,040
FibroGen, Inc. (a)	36,000	1,560,960
Gilead Sciences, Inc.	151,700	10,913,298
Global Blood Therapeutics, Inc. (a)	251,830	7,942,718
Insmed, Inc. (a)	140,000	2,507,400
Intercept Pharmaceuticals, Inc. (a)	84,800	9,405,168
Loxo Oncology, Inc. (a)	139,984	19,656,553
Momenta Pharmaceuticals, Inc. (a)	70,000	828,800
Neurocrine Biosciences, Inc. (a)	252,468	22,285,350
PTC Therapeutics, Inc. (a)	94,800	3,367,296
Sage Therapeutics, Inc. (a)	18,000	2,075,220
Sarepta Therapeutics, Inc. (a)	276,792	35,836,260
Scholar Rock Holding Corp.	39,400	959,784
Shire PLC sponsored ADR	188,100	33,026,598
United Therapeutics Corp. (a)	46,100	5,444,410
Vertex Pharmaceuticals, Inc. (a)	72,000	13,016,880
Xencor, Inc. (a)	60,000	2,520,600
		359,486,294
Health Care Equipment & Supplies - 1.2%
A&T Corp.	21,000	149,293
Align Technology, Inc. (a)	20,000	4,597,800
Atricure, Inc. (a)	80,000	2,679,200
AxoGen, Inc. (a)	238,471	7,984,009
Baxter International, Inc.	94,000	6,443,700
Becton, Dickinson & Co.	150,000	37,912,500
Boston Scientific Corp. (a)	1,129,821	42,560,357
Danaher Corp.	62,039	6,795,752
Fukuda Denshi Co. Ltd.	53,550	3,165,401
Genmark Diagnostics, Inc. (a)	220,000	1,146,200
Glaukos Corp. (a)	43,449	2,862,420
Heska Corp. (a)	111,894	11,634,738
Insulet Corp. (a)	53,309	4,474,224
Integra LifeSciences Holdings Corp. (a)	50,000	2,681,500
Intuitive Surgical, Inc. (a)	18,400	9,768,008
Masimo Corp. (a)	28,000	3,091,760
Medtronic PLC	64,900	6,329,697
Penumbra, Inc. (a)	32,000	4,455,040
Steris PLC	129,749	15,450,511
Stryker Corp.	70,000	12,282,200
Teleflex, Inc.	10,000	2,754,200
ViewRay, Inc. (a)(b)	1,611,216	10,811,259
Wright Medical Group NV (a)	758,487	21,207,297
		221,237,066
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	36,000	3,200,400
Anthem, Inc.	302,278	87,681,779
Cardinal Health, Inc.	120,469	6,605,315
Centene Corp. (a)	119,620	17,015,945
Cigna Corp.	282,307	63,061,738
CVS Health Corp.	1,338,212	107,324,602
EBOS Group Ltd.	160,000	2,364,656
G1 Therapeutics, Inc. (a)	50,000	1,911,500
HCA Holdings, Inc.	105,000	15,118,950
Henry Schein, Inc. (a)	72,000	6,422,400
Humana, Inc.	77,166	25,423,882
McKesson Corp.	146,999	18,301,376
MEDNAX, Inc. (a)	43,200	1,736,640
Molina Healthcare, Inc. (a)	10,000	1,397,100
Notre Dame Intermedica Participacoes SA	380,000	2,741,660
Patterson Companies, Inc.	46,700	1,184,779
Quest Diagnostics, Inc.	3,700	327,709
Tokai Corp.	96,600	2,376,812
United Drug PLC (United Kingdom)	155,000	1,322,321
UnitedHealth Group, Inc.	367,600	103,427,936
Universal Health Services, Inc. Class B	21,400	2,952,986
Wellcare Health Plans, Inc. (a)	38,000	9,685,440
		481,585,926
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	600,000	1,566,000
Teladoc Health, Inc. (a)	222,070	13,868,272
		15,434,272
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	61,816	16,966,019
ICON PLC (a)	4,000	578,880
Lonza Group AG	9,000	2,908,863
Morphosys AG (a)	18,000	2,056,120
		22,509,882
Pharmaceuticals - 1.7%
Allergan PLC	173,956	27,241,510
Amneal Pharmaceuticals, Inc. (a)	66,000	1,168,860
AstraZeneca PLC:
(United Kingdom)	258,000	20,090,239
sponsored ADR	229,943	9,156,330
Bayer AG	506,312	37,153,534
Dawnrays Pharmaceutical Holdings Ltd.	6,161,000	1,535,525
Dechra Pharmaceuticals PLC	120,000	3,302,856
Eli Lilly & Co.	150,900	17,902,776
Genomma Lab Internacional SA de CV (a)	1,796,300	1,105,823
GlaxoSmithKline PLC sponsored ADR	718,658	30,090,210
Indivior PLC (a)	7,778	10,104
Johnson & Johnson	517,485	76,018,547
Korea United Pharm, Inc.	33,412	711,306
Mylan NV (a)	40,000	1,354,400
MyoKardia, Inc. (a)	28,000	1,737,960
Nektar Therapeutics (a)	281,167	11,356,335
Nippon Chemiphar Co. Ltd.	10,400	378,840
Novartis AG sponsored ADR	49,573	4,537,417
Novo Nordisk A/S Series B sponsored ADR	42,200	1,967,364
Perrigo Co. PLC	46,000	2,864,880
Pfizer, Inc.	191,400	8,848,422
Recordati SpA	50,000	1,608,148
Roche Holding AG (participation certificate)	110,316	28,636,288
Sanofi SA	121,309	10,997,911
Sanofi SA sponsored ADR	401,800	18,221,630
Taro Pharmaceutical Industries Ltd.	8,500	917,320
Teva Pharmaceutical Industries Ltd. sponsored ADR	343,154	7,391,537
The Medicines Company (a)	60,000	1,327,800
Theravance Biopharma, Inc. (a)	80,000	2,208,800
Zogenix, Inc. (a)	28,000	1,150,520
		330,993,192

TOTAL HEALTH CARE		1,431,246,632

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.2%
General Dynamics Corp.	22,323	4,127,299
Harris Corp.	87,700	12,536,715
HEICO Corp. Class A	448,046	30,252,066
Lockheed Martin Corp.	119,200	35,811,256
The Boeing Co.	126,100	43,726,436
United Technologies Corp.	874,369	106,533,119
Vectrus, Inc. (a)	5,000	121,150
		233,108,041
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	198,000	18,281,340
FedEx Corp.	106,030	24,280,870
Onelogix Group Ltd.	291,841	73,704
United Parcel Service, Inc. Class B	273,706	31,555,565
		74,191,479
Airlines - 0.1%
Alaska Air Group, Inc.	205,500	15,054,930
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	503,429	22,050,190
KVK Corp.	5,500	66,379
Nihon Dengi Co. Ltd.	79,200	2,023,345
		24,139,914
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc. (b)	300,400	14,178,880
Multi-Color Corp.	89,498	3,973,711
Nippon Kanzai Co. Ltd.	25,100	461,912
		18,614,503
Construction & Engineering - 0.0%
Arcadis NV	48,800	614,893
Boustead Projs. Pte Ltd.	1,661,200	968,700
Joban Kaihatsu Co. Ltd.	1,400	67,956
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	80,934
Meisei Industrial Co. Ltd.	324,000	2,411,840
Seikitokyu Kogyo Co. Ltd.	64,600	383,565
Watanabe Sato Co. Ltd.	4,100	68,625
		4,596,513
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	24,800	681,637
Eaton Corp. PLC	12,800	984,832
Emerson Electric Co.	474,500	32,038,240
Fortive Corp.	438,700	33,371,909
Iwabuchi Corp.	1,600	69,348
Sunrun, Inc. (a)	1,495,200	21,904,680
Terasaki Electric Co. Ltd.	33,600	273,796
Vivint Solar, Inc. (a)	129,645	709,158
		90,033,600
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	161,620	17,054,142
General Electric Co.	4,877,308	36,579,810
Mytilineos Holdings SA	182,600	1,587,621
Reunert Ltd.	56,900	301,195
		55,522,768
Machinery - 0.8%
Cactus, Inc. (a)	22,600	652,688
Colfax Corp. (a)	137,128	3,419,972
Conrad Industries, Inc. (a)	5,400	86,400
Deere & Co.	122,700	19,003,776
Flowserve Corp.	399,827	19,395,608
Fukushima Industries Corp.	4,100	158,019
Gardner Denver Holdings, Inc. (a)	14,800	366,300
Global Brass & Copper Holdings, Inc.	31,500	1,019,655
Haitian International Holdings Ltd.	950,000	2,042,306
Hy-Lok Corp.	14,316	214,683
IDEX Corp.	201,527	27,689,810
Ingersoll-Rand PLC	377,900	39,120,208
Koike Sanso Kogyo Co. Ltd.	2,200	48,452
Minebea Mitsumi, Inc.	350,600	5,689,162
Nakanishi Manufacturing Co. Ltd.	20,000	193,631
Nakano Refrigerators Co. Ltd.	38,600	2,047,060
Nansin Co. Ltd.	32,900	152,740
ProPetro Holding Corp. (a)	8,300	134,626
Sakura Rubber Co. Ltd.	8,800	433,352
The Hanshin Diesel Works Ltd.	4,500	77,976
WABCO Holdings, Inc. (a)	200,926	24,402,463
Yamada Corp.	19,700	457,118
		146,806,005
Marine - 0.0%
Japan Transcity Corp.	213,600	925,791
Professional Services - 0.2%
ABIST Co. Ltd.	21,900	681,029
Bertrandt AG	13,800	1,159,225
Career Design Center Co. Ltd.	22,100	253,484
Dun & Bradstreet Corp.	150,000	21,531,000
McMillan Shakespeare Ltd.	43,517	450,063
Nielsen Holdings PLC	174,000	4,727,580
SHL-JAPAN Ltd.	24,000	359,847
WageWorks, Inc. (a)	188,500	6,282,705
		35,444,933
Road & Rail - 0.7%
Autohellas SA	12,900	332,973
CSX Corp.	350,000	25,420,500
Daqin Railway Co. Ltd. (A Shares)	2,151,941	2,383,660
Genesee & Wyoming, Inc. Class A (a)	244,375	20,351,550
Landstar System, Inc.	147,920	16,135,114
Meitetsu Transport Co. Ltd.	5,000	106,330
NANSO Transport Co. Ltd.	29,100	323,262
Nikkon Holdings Co. Ltd.	36,200	927,044
Norfolk Southern Corp.	85,745	14,640,101
Old Dominion Freight Lines, Inc.	146,173	19,986,234
STEF-TFE Group	3,667	324,225
Tohbu Network Co. Ltd.	42,500	399,110
Union Pacific Corp.	267,643	41,158,141
Utoc Corp.	109,500	518,971
		143,007,215
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	54,100	2,860,267
Canox Corp.	7,700	61,388
Daiichi Jitsugyo Co. Ltd.	5,900	208,422
Green Cross Co. Ltd.	53,200	530,055
HD Supply Holdings, Inc. (a)	331,480	13,226,052
Howden Joinery Group PLC	26,900	152,637
Itochu Corp.	1,419,300	25,206,438
Kamei Corp.	174,600	2,130,300
Mitani Shoji Co. Ltd.	43,100	2,069,286
Mitsubishi Corp.	181,600	4,898,553
MRC Global, Inc. (a)	621,540	9,776,824
Narasaki Sangyo Co. Ltd.	9,600	154,003
Nishikawa Keisoku Co. Ltd.	5,800	163,247
Pla Matels Corp.	49,800	224,180
Shinsho Corp.	69,200	1,681,307
		63,342,959
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	91,200	579,264
Qingdao Port International Co. Ltd. (a)(d)	3,426,000	1,961,718
		2,540,982

TOTAL INDUSTRIALS		907,329,633

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	380,800	18,228,896
CommScope Holding Co., Inc. (a)	438,146	7,930,443
Juniper Networks, Inc.	37,000	1,062,270
		27,221,609
Electronic Equipment & Components - 0.1%
Daido Signal Co. Ltd.	93,000	475,179
Dell Technologies, Inc. (a)	25,000	2,637,000
Elematec Corp.	44,300	882,371
Fabrinet	13,100	690,763
Flextronics International Ltd. (a)	65,300	571,375
HAGIAWARA ELECTRIC Co. Ltd.	5,000	141,171
Kingboard Chemical Holdings Ltd.	280,000	799,847
Makus, Inc.	528,111	1,968,101
New Cosmos Electric Co. Ltd.	6,200	93,616
PAX Global Technology Ltd.	3,782,000	1,720,849
Riken Kieki Co. Ltd.	42,100	881,202
ScanSource, Inc. (a)	25,300	962,412
TE Connectivity Ltd.	195,800	15,062,894
		26,886,780
IT Services - 1.1%
Alliance Data Systems Corp.	104,983	21,034,394
Amdocs Ltd.	265,800	17,253,078
Avant Corp.	113,200	1,373,179
Cielo SA	329,800	811,920
Cognizant Technology Solutions Corp. Class A	326,300	23,242,349
DXC Technology Co.	35,600	2,244,224
E-Credible Co. Ltd.	70,916	1,082,445
Elastic NV	17,000	1,214,650
Enea Data AB (a)	54,500	547,176
FleetCor Technologies, Inc. (a)	11,100	2,146,740
IBM Corp.	20,643	2,565,306
Korea Information & Communication Co. Ltd. (a)	18,423	140,931
Leidos Holdings, Inc.	75,000	4,725,000
MasterCard, Inc. Class A	51,000	10,254,570
MongoDB, Inc. Class A (a)(b)	88,854	7,365,997
Okta, Inc. (a)	338,000	21,513,700
PayPal Holdings, Inc. (a)	105,600	9,061,536
The Western Union Co.	513,400	9,615,982
Total System Services, Inc.	289,481	25,291,955
Visa, Inc. Class A	280,757	39,786,074
		201,271,206
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	147,200	3,135,360
Analog Devices, Inc.	36,000	3,309,120
Applied Materials, Inc.	430,600	16,052,768
Broadcom, Inc.	45,800	10,873,378
Inphi Corp. (a)	684,683	27,312,005
Intel Corp.	28,200	1,390,542
Lam Research Corp.	72,900	11,442,384
MACOM Technology Solutions Holdings, Inc. (a)	461,200	8,195,524
Marvell Technology Group Ltd.	2,407,990	38,792,719
Mellanox Technologies Ltd. (a)	87,300	8,104,059
Micron Technology, Inc. (a)	281,000	10,835,360
Miraial Co. Ltd.	30,400	260,307
Monolithic Power Systems, Inc.	217,103	28,672,793
NVIDIA Corp.	128,700	21,033,441
NXP Semiconductors NV	28,700	2,392,719
ON Semiconductor Corp. (a)	854,400	16,387,392
Phison Electronics Corp.	44,000	358,066
Qualcomm, Inc.	961,300	56,005,338
SolarEdge Technologies, Inc. (a)	2,200	85,646
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	105,600	3,969,504
Xilinx, Inc.	31,900	2,950,112
		271,558,537
Software - 2.7%
2U, Inc. (a)	53,300	3,112,187
Adobe, Inc. (a)	68,800	17,261,232
Apptio, Inc. Class A (a)	499	19,042
Autodesk, Inc. (a)	126,800	18,322,600
Avast PLC	1,258,400	4,380,806
Benefitfocus, Inc. (a)	100,000	5,010,000
Box, Inc. Class A (a)	11,800	221,722
Cardlytics, Inc. (a)	18,100	260,278
Citrix Systems, Inc.	113,800	12,400,786
CommVault Systems, Inc. (a)	270,411	15,938,024
eBase Co. Ltd.	34,000	517,870
Envestnet, Inc. (a)	100	5,464
Hortonworks, Inc. (a)	476,900	7,678,090
Kingsoft Corp. Ltd.	2,031,000	3,395,383
LogMeIn, Inc.	189,151	17,445,397
Micro Focus International PLC sponsored ADR	14,500	282,895
Microsoft Corp.	2,209,500	245,011,455
MINDBODY, Inc. (a)	501,991	13,935,270
Minori Solutions Co. Ltd.	5,000	71,576
Nuance Communications, Inc. (a)	341,051	5,453,405
Nutanix, Inc. Class A (a)	36,000	1,609,560
Oracle Corp.	603,369	29,420,272
Parametric Technology Corp. (a)	46,500	4,021,785
Paycom Software, Inc. (a)	197,345	26,201,496
Proofpoint, Inc. (a)	229,020	22,217,230
Salesforce.com, Inc. (a)	136,400	19,472,464
SAP SE sponsored ADR	107,556	11,151,406
Sinosoft Tech Group Ltd.	4,290,000	1,200,805
System Research Co. Ltd.	7,100	225,481
Talend SA ADR (a)	181,900	6,319,206
Toho System Science Co. Ltd.	11,200	89,292
Totvs SA	142,800	1,070,908
Tyler Technologies, Inc. (a)	114,821	22,132,896
Workday, Inc. Class A (a)	7,000	1,148,000
		517,004,283
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,023,494	182,775,559
Elecom Co. Ltd.	39,600	1,048,302
Hewlett Packard Enterprise Co.	60,700	910,500
HP, Inc.	426,700	9,814,100
		194,548,461

TOTAL INFORMATION TECHNOLOGY		1,238,490,876

MATERIALS - 1.4%
Chemicals - 0.8%
C. Uyemura & Co. Ltd.	56,400	3,686,632
Cabot Corp.	7,400	364,080
CF Industries Holdings, Inc.	516,410	21,787,338
DowDuPont, Inc.	376,200	21,763,170
Ecolab, Inc.	53,100	8,522,019
Innospec, Inc.	262,511	19,357,561
Isamu Paint Co. Ltd.	2,600	79,937
KPC Holdings Corp.	7,154	407,413
LG Chemical Ltd.	7,000	2,158,797
LyondellBasell Industries NV Class A	499,165	46,577,086
NOF Corp.	16,500	545,082
The Chemours Co. LLC	208,824	5,947,308
The Scotts Miracle-Gro Co. Class A	137,400	10,439,652
Toho Acetylene Co. Ltd.	70,650	893,744
Yara International ASA	40,400	1,623,079
Yip's Chemical Holdings Ltd.	450,000	140,337
		144,293,235
Construction Materials - 0.2%
Eagle Materials, Inc.	228,131	16,653,563
Kunimine Industries Co. Ltd.	5,000	43,298
Martin Marietta Materials, Inc.	122,400	23,340,456
Mitani Sekisan Co. Ltd.	14,700	367,905
		40,405,222
Containers & Packaging - 0.3%
Ball Corp.	87,200	4,282,392
Crown Holdings, Inc. (a)	957,030	49,076,498
Graphic Packaging Holding Co.	1,017,400	12,198,626
Mayr-Melnhof Karton AG	7,100	917,929
Silgan Holdings, Inc.	16,200	417,150
		66,892,595
Metals & Mining - 0.1%
Alcoa Corp. (a)	147,940	4,705,971
ArcelorMittal SA Class A unit	77,600	1,782,472
Ausdrill Ltd.	1,928,419	2,043,748
Chubu Steel Plate Co. Ltd.	144,200	793,948
CI Resources Ltd.	136,202	119,460
CK-SAN-ETSU Co. Ltd.	29,500	717,262
Compania de Minas Buenaventura SA sponsored ADR	135,300	1,913,142
Labrador Iron Ore Royalty Corp.	4,700	94,060
Mount Gibson Iron Ltd.	3,412,094	1,271,889
Pacific Metals Co. Ltd.	46,800	1,368,771
Rio Tinto PLC sponsored ADR	44,100	2,062,116
Teck Resources Ltd. Class B (sub. vtg.)	74,200	1,502,820
		18,375,659

TOTAL MATERIALS		269,966,711

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexander & Baldwin, Inc.	835,420	17,318,257
American Tower Corp.	233,017	38,328,966
Boston Properties, Inc.	54,200	7,111,040
Brandywine Realty Trust (SBI)	1,254,747	17,905,240
Colony Capital, Inc.	75,400	464,464
CorePoint Lodging, Inc.	102,300	1,439,361
CoreSite Realty Corp.	208,842	20,353,741
Corporate Office Properties Trust (SBI)	102,900	2,517,963
Corrections Corp. of America	31,200	684,840
Crown Castle International Corp.	72,100	8,284,290
Douglas Emmett, Inc.	567,676	20,958,598
Empire State Realty Trust, Inc.	877,526	14,207,146
Equinix, Inc.	29,700	11,442,816
Equity Lifestyle Properties, Inc.	14,000	1,393,420
Essex Property Trust, Inc.	6,900	1,811,319
Front Yard Residential Corp. Class B	277,500	2,500,275
Healthcare Trust of America, Inc.	352,160	9,902,739
Lamar Advertising Co. Class A	132,946	10,082,625
Liberty Property Trust (SBI)	402,924	18,248,428
Medical Properties Trust, Inc.	1,053,030	18,185,828
Outfront Media, Inc.	620,140	12,886,509
Prologis, Inc.	114,800	7,730,632
Public Storage	43,653	9,309,439
Simon Property Group, Inc.	104,600	19,423,174
Spirit MTA REIT	34,350	334,226
Spirit Realty Capital, Inc.	193,200	1,433,544
Store Capital Corp.	75,600	2,264,976
The Macerich Co.	37,400	1,880,846
VEREIT, Inc.	78,100	597,465
Welltower, Inc.	83,300	6,025,089
		285,027,256
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	36,800	649,888
CBRE Group, Inc. (a)	487,000	21,272,160
Cushman & Wakefield PLC	101,000	1,880,620
Nisshin Fudosan Co. Ltd.	64,700	292,394
VICI Properties, Inc.	62,300	1,356,271
		25,451,333

TOTAL REAL ESTATE		310,478,589

UTILITIES - 1.4%
Electric Utilities - 1.1%
Duke Energy Corp.	74,500	6,598,465
Edison International	74,700	4,132,404
Entergy Corp.	52,600	4,579,356
Evergy, Inc.	328,527	19,504,648
Exelon Corp.	1,116,573	51,797,821
FirstEnergy Corp.	173,500	6,563,505
NextEra Energy, Inc.	50,100	9,103,671
PG&E Corp. (a)	222,400	5,866,912
Pinnacle West Capital Corp.	12,600	1,125,936
Portland General Electric Co.	387,043	18,636,120
PPL Corp.	1,162,440	35,559,040
Southern Co.	44,100	2,087,253
Vistra Energy Corp. (a)	122,200	2,869,256
Xcel Energy, Inc.	590,900	30,992,705
		199,417,092
Gas Utilities - 0.1%
Atmos Energy Corp.	194,304	18,589,064
Busan City Gas Co. Ltd.	43,242	1,460,957
China Resource Gas Group Ltd.	582,000	2,346,894
Hokuriku Gas Co.	6,200	163,309
Keiyo Gas Co. Ltd.	3,000	72,757
Seoul City Gas Co. Ltd.	6,588	523,371
South Jersey Industries, Inc.	72,300	2,255,760
YESCO Co. Ltd.	20,107	730,478
		26,142,590
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	39,300	1,835,310
NRG Energy, Inc.	51,400	1,975,302
NRG Yield, Inc. Class C	47,900	874,654
The AES Corp.	102,900	1,593,921
		6,279,187
Multi-Utilities - 0.2%
Avangrid, Inc.	51,600	2,599,608
Avista Corp.	58,200	3,027,564
CenterPoint Energy, Inc.	119,400	3,344,394
Dominion Resources, Inc.	34,300	2,555,350
NiSource, Inc.	108,400	2,863,928
Public Service Enterprise Group, Inc.	98,600	5,511,740
SCANA Corp.	70,795	3,303,295
Sempra Energy	57,100	6,579,062
WEC Energy Group, Inc.	195,400	14,162,592
		43,947,533

TOTAL UTILITIES		275,786,402

TOTAL COMMON STOCKS
(Cost $9,151,754,230)		9,099,972,072

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	30,500	1,929,464
Nonconvertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	36,200	304,241
TOTAL PREFERRED STOCKS
(Cost $2,207,725)		2,233,705

Equity Funds - 50.9%
Large Blend Funds - 7.1%
Fidelity SAI U.S. Minimum Volatility Index Fund (e)	37,630,339	514,406,732
Fidelity Total Market Index Fund Institutional Premium Class (e)	10,593,212	841,630,679

TOTAL LARGE BLEND FUNDS		1,356,037,411

Large Growth Funds - 30.4%
Fidelity Contrafund (e)	85,950,621	1,101,027,450
Fidelity Growth Company Fund (e)	87,632,107	1,646,607,298
Fidelity SAI U.S. Momentum Index Fund (e)	96,527,520	1,219,142,573
Fidelity SAI U.S. Quality Index Fund (e)	135,018,626	1,857,856,297

TOTAL LARGE GROWTH FUNDS		5,824,633,618

Large Value Funds - 11.8%
Fidelity Large Cap Value Enhanced Index Fund (e)	106,353,977	1,435,778,687
Fidelity SAI U.S. Value Index Fund (e)	83,899,671	827,250,760

TOTAL LARGE VALUE FUNDS		2,263,029,447

Small Blend Funds - 1.6%
Fidelity Small Cap Index Fund Institutional Premium Class (e)	14,691,445	299,999,309
TOTAL EQUITY FUNDS
(Cost $9,647,672,752)		9,743,699,785

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.27% (f)	314,248,034	314,310,884
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	31,930,632	31,933,825
TOTAL MONEY MARKET FUNDS
(Cost $346,244,709)		346,244,709
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $19,147,879,416)		19,192,150,271
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(30,432,234)
NET ASSETS - 100%		$19,161,718,037

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,369,244 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,728,662
Fidelity Securities Lending Cash Central Fund	336,149
Total	$3,064,811

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$864,145,253	$250,000,000	$--	$--	$--	$(13,117,803)	$1,101,027,450
Fidelity Growth Company Fund	1,714,598,600	25,000,000	--	--	--	(92,991,302)	1,646,607,298
Fidelity Large Cap Stock Fund	254,744,823	--	257,324,134	--	8,193,103	(5,613,792)	--
Fidelity Large Cap Value Enhanced Index Fund	1,823,547,037	49,999,994	500,000,000	--	19,380,848	42,850,808	1,435,778,687
Fidelity SAI U.S. Minimum Volatility Index Fund	321,864,741	158,160,957	--	--	--	34,381,034	514,406,732
Fidelity SAI U.S. Momentum Index Fund	502,503,608	763,856,899	--	22,749,747	--	(47,217,934)	1,219,142,573
Fidelity SAI U.S. Quality Index Fund	1,628,768,215	218,719,195	--	33,719,196	--	10,368,887	1,857,856,297
Fidelity SAI U.S. Value Index Fund	684,297,013	151,213,824	--	11,382,852	--	(8,260,077)	827,250,760
Fidelity Small Cap Index Fund Institutional Premium Class	134,732,836	170,830,956	--	830,956	--	(5,564,483)	299,999,309
Fidelity Total Market Index Fund Institutional Premium Class	382,159,283	2,973,439,189	2,443,161,388	--	(54,593,362)	(16,213,043)	841,630,679
Total	$8,311,361,409	$4,761,221,014	$3,200,485,522	$68,682,751	$(27,019,411)	$(101,377,705)	$9,743,699,785

 (a) Includes the value of shares redeemed through in-kind transactions. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$874,582,559	$862,890,962	$11,691,597	$--
Consumer Discretionary	686,750,153	686,738,415	--	11,738
Consumer Staples	651,792,303	633,431,016	18,361,287	--
Energy	770,890,046	756,432,172	14,457,874	--
Financials	1,682,658,168	1,651,219,431	31,438,737	--
Health Care	1,433,176,096	1,334,368,660	98,807,436	--
Industrials	907,329,633	907,329,633	--	--
Information Technology	1,238,490,876	1,238,490,876	--	--
Materials	269,966,711	269,966,711	--	--
Real Estate	310,478,589	310,478,589	--	--
Utilities	276,090,643	276,090,643	--	--
Equity Funds	9,743,699,785	9,743,699,785	--	--
Money Market Funds	346,244,709	346,244,709	--	--
Total Investments in Securities:	$19,192,150,271	$19,017,381,602	$174,756,931	$11,738

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,274,263) — See accompanying schedule: Unaffiliated issuers (cost $9,153,961,955)	$9,102,205,777
Fidelity Central Funds (cost $346,244,709)	346,244,709
Other affiliated issuers (cost $9,647,672,752)	9,743,699,785
Total Investment in Securities (cost $19,147,879,416)		$19,192,150,271
Foreign currency held at value (cost $2,199,286)		2,199,247
Receivable for investments sold		44,573,410
Receivable for fund shares sold		35,429,686
Dividends receivable		18,847,081
Distributions receivable from Fidelity Central Funds		522,288
Prepaid expenses		6,419
Other receivables		355,173
Total assets		19,294,083,575
Liabilities
Payable to custodian bank	$2,671,583
Payable for investments purchased	85,523,955
Payable for fund shares redeemed	9,094,821
Accrued management fee	2,177,239
Other affiliated payables	137,036
Other payables and accrued expenses	825,946
Collateral on securities loaned	31,934,958
Total liabilities		132,365,538
Net Assets		$19,161,718,037
Net Assets consist of:
Paid in capital		$19,068,944,647
Total distributable earnings (loss)		92,773,390
Net Assets, for 1,947,452,150 shares outstanding		$19,161,718,037
Net Asset Value, offering price and redemption price per share ($19,161,718,037 ÷ 1,947,452,150 shares)		$9.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$83,756,850
Affiliated issuers		46,043,814
Income from Fidelity Central Funds		3,064,811
Total income		132,865,475
Expenses
Management fee	$35,099,965
Transfer agent fees	1,026,143
Accounting and security lending fees	806,182
Custodian fees and expenses	245,975
Independent trustees' fees and expenses	101,202
Registration fees	1,286,792
Audit	31,549
Legal	19,589
Miscellaneous	216
Total expenses before reductions	38,617,613
Expense reductions	(22,925,010)
Total expenses after reductions		15,692,603
Net investment income (loss)		117,172,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,706,861)
Fidelity Central Funds	(2,433)
Other affiliated issuers	(27,019,411)
Foreign currency transactions	(37,949)
Futures contracts	(66,380)
Capital gain distributions from underlying funds:
Affiliated issuers	22,638,937
Total net realized gain (loss)		(57,194,097)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(100,381,339)
Affiliated issuers	(101,377,705)
Assets and liabilities in foreign currencies	11,491
Futures contracts	237,595
Total change in net unrealized appreciation (depreciation)		(201,509,958)
Net gain (loss)		(258,704,055)
Net increase (decrease) in net assets resulting from operations		$(141,531,183)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	For the period March 20, 2018 (commencement of operations) to May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,172,872	$12,312,503
Net realized gain (loss)	(57,194,097)	101,039,612
Change in net unrealized appreciation (depreciation)	(201,509,958)	245,771,205
Net increase (decrease) in net assets resulting from operations	(141,531,183)	359,123,320
Distributions to shareholders	(123,710,496)	–
Total distributions	(123,710,496)	–
Share transactions
Proceeds from sales of shares	4,873,593,610	16,555,025,270
Reinvestment of distributions	123,547,354	–
Cost of shares redeemed	(2,207,592,494)	(276,737,344)
Net increase (decrease) in net assets resulting from share transactions	2,789,548,470	16,278,287,926
Total increase (decrease) in net assets	2,524,306,791	16,637,411,246
Net Assets
Beginning of period	16,637,411,246	–
End of period	$19,161,718,037	$16,637,411,246
Other Information
Undistributed net investment income end of period		$12,240,858
Shares
Sold	482,161,834	1,698,455,031
Issued in reinvestment of distributions	12,268,854	–
Redeemed	(217,486,235)	(27,947,334)
Net increase (decrease)	276,944,453	1,670,507,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity U.S. Total Stock Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.01
Net realized and unrealized gain (loss)	(.11)	(.05)C
Total from investment operations	(.04)	(.04)
Distributions from net investment income	(.01)	–
Distributions from net realized gain	(.07)	–
Total distributions	(.08)	–
Net asset value, end of period	$9.84	$9.96
Total ReturnD,E	(.47)%	(.40)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H	.54%H
Expenses net of fee waivers, if any	.18%H	.29%H,I
Expenses net of all reductions	.18%H	.29%H,I
Net investment income (loss)	1.32%H	.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,161,718	$16,637,411
Portfolio turnover rateJ	67%H	126%K,L

 A For the period March 20, 2018 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any Underlying Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $19,548 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$733,109,269
Gross unrealized depreciation	(729,222,207)
Net unrealized appreciation (depreciation)	$3,887,062
Tax cost	$19,188,263,209

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares and in-kind transactions), other than short-term securities, aggregated $8,823,929,166 and $5,870,156,751, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective July 1, 2018 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to July 1, 2018 FIIOC received account fees and asset-based fees that varied according to account size and type of account. The Fund did not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $68,525 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 7,586,207 shares of Fidelity Large Cap Stock Fund in exchange for investments with a value of $257,324,134. The net realized gains of $8,193,103 on the Fund's redemptions of Fidelity Large Cap Stock Fund shares is included in "Net realized gain (loss) on Investment securities: Other afliated issuers" in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered shares of the Underlying Fidelity Funds, see below table, and cash with total value of $3,633,831,512 in exchange for 373,083,317 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Reallocation of Underlying Fund Investments. In addition, during the prior period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the Fund's interest in Underlying Fidelity Funds, see table below, in exchange for investments and cash, totaling $6,160,012,948. The Fund had a net realized gain of $65,353,946 on the redemptions of Underlying Fidelity Funds.

		Exchanges In-Kind	Reallocation of Underlying Fund Investments
Underlying Fidelity Funds	Shares Received	Value of Investments and Cash Received	Shares Sold	Value of Investments and Cash Exchanged	Net Realized gain (loss)
Fidelity Consumer Discretionary Central Fund	1,210,681	$371,570,155	1,210,681	$378,555,792	$6,985,637
Fidelity Consumer Staples Central Fund	1,264,850	262,494,239	1,264,850	252,919,327	(9,574,912)
Fidelity Energy Central Fund	1,770,852	224,490,899	1,770,852	236,019,145	11,528,246
Fidelity Financials Central Fund	6,136,967	641,374,398	6,136,967	648,125,061	6,750,663
Fidelity Health Care Central Fund	1,316,740	534,873,137	1,316,740	540,969,646	6,096,508
Fidelity Industrials Central Fund	1,193,404	342,459,245	1,193,404	351,576,852	9,117,607
Fidelity Information Technology Central Fund	2,179,737	982,734,269	2,179,737	990,210,766	7,476,497
Fidelity Large Cap Stock Fund	0	0	38,885,000	1,288,648,900	11,658,935
Fidelity Materials Central Fund	374,592	92,513,052	374,592	95,285,035	2,771,983
Fidelity Telecom Services Central Fund	436,231	76,126,636	436,231	76,741,721	615,085
Fidelity Utilities Central Fund	598,211	104,633,006	598,211	105,225,234	592,228
Fidelity Value Discovery Fund	0	0	41,999,841	1,195,735,469	11,335,469
Total	16,482,265	$3,633,269,036	97,367,106	$6,160,012,948	$65,353,946

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $271,293.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $336,149.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $ 22,252,362.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $670,181 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,467.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Large Cap Value Enhanced Index Fund	38%
Fidelity SAI U.S. Minimum Volatility Index Fund	23%
Fidelity SAI U.S. Momentum Index Fund	39%
Fidelity SAI U.S. Quality Index Fund	26%
Fidelity SAI U.S. Value Index Fund	41%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.18%	$1,000.00	$995.30	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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www.fidelity.com

TSF-SANN-0119
1.9887484.100

Strategic Advisers® Fidelity® Core Income Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2018

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Total Bond Fund	45.8
U.S. Treasury Obligations	20.3
Fidelity Mortgage Backed Securities Central Fund	11.1
Fidelity Specialized High Income Central Fund	1.8
Fannie Mae	1.5
Fidelity SAI U.S. Treasury Bond Index Fund	1.3
Freddie Mac	1.0
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	0.6
Bank of America Corp. 3.95% 4/21/25	0.3
Goldman Sachs Group, Inc. 6.75% 10/1/37	0.3
84.0

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Corporate Bonds	11.9%
U.S. Government and U.S. Government Agency Obligations	23.7%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Securities	0.4%
High Yield Fixed-Income Funds	2.2%
Intermediate-Term Bond Funds	46.2%
Investment Grade Fixed-Income Funds	11.1%
Intermediate Government Funds	1.3%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
3.6% 2/17/23	$4,947,000	$4,870,251
4.45% 4/1/24	479,000	481,446
4.5% 3/9/48	25,004,000	20,799,934
5.55% 8/15/41	12,537,000	11,979,621
5.875% 10/1/19	2,897,000	2,959,804
BellSouth Capital Funding Corp. 7.875% 2/15/30	102,000	119,180
CenturyLink, Inc. 6.15% 9/15/19	1,501,000	1,517,886
Verizon Communications, Inc.:
3.85% 11/1/42	1,213,000	1,016,854
4.522% 9/15/48	1,855,000	1,700,263
4.862% 8/21/46	3,453,000	3,294,612
5.012% 4/15/49	1,323,000	1,286,021
5.012% 8/21/54	21,863,000	20,666,715
		70,692,587
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	2,043,000	1,918,287
5.95% 4/1/41	1,429,000	1,582,027
Time Warner, Inc.:
4.9% 6/15/42	6,909,000	6,045,769
6.2% 3/15/40	2,303,000	2,358,353
		11,904,436
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,986,000	5,995,566
4.908% 7/23/25	4,642,000	4,621,325
5.375% 5/1/47	31,686,000	28,273,243
5.75% 4/1/48	4,606,000	4,293,618
Comcast Corp.:
3.9% 3/1/38	1,096,000	985,764
3.969% 11/1/47	3,547,000	3,051,680
3.999% 11/1/49	4,030,000	3,489,715
4% 3/1/48	1,998,000	1,757,335
4.6% 8/15/45	2,885,000	2,765,973
4.65% 7/15/42	2,578,000	2,489,681
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	12,786,123
4.5% 9/15/42	410,000	323,591
5.5% 9/1/41	1,530,000	1,373,439
5.875% 11/15/40	3,289,000	3,121,005
6.55% 5/1/37	3,763,000	3,819,199
7.3% 7/1/38	3,785,000	4,093,632
8.25% 4/1/19	5,026,000	5,103,855
		88,344,744

TOTAL COMMUNICATION SERVICES		170,941,767

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.5% 7/10/19	2,737,000	2,738,537
3.7% 5/9/23	8,751,000	8,332,537
4.25% 5/15/23	1,359,000	1,324,858
4.375% 9/25/21	5,310,000	5,305,752
		17,701,684
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	4,059,000	3,734,280
5% 6/15/27	5,413,000	5,034,090
Toll Brothers Finance Corp.:
4.35% 2/15/28	4,606,000	4,041,765
4.875% 3/15/27	13,719,000	12,676,356
		25,486,491

TOTAL CONSUMER DISCRETIONARY		43,188,175

CONSUMER STAPLES - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (a)	3,446,000	3,376,699
3.3% 2/1/23	7,599,000	7,357,653
3.65% 2/1/26	8,244,000	7,791,207
4.7% 2/1/36	7,195,000	6,777,772
4.9% 2/1/46	14,391,000	13,455,919
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	1,810,000	1,802,957
4.75% 4/15/58	5,641,000	4,981,342
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	3,881,338
		49,424,887
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,899,010
Tobacco - 0.1%
Altria Group, Inc. 9.25% 8/6/19	818,000	849,738
Reynolds American, Inc.:
4% 6/12/22	939,000	929,814
5.7% 8/15/35	780,000	781,045
6.15% 9/15/43	1,124,000	1,141,831
7.25% 6/15/37	4,446,000	5,063,624
		8,766,052

TOTAL CONSUMER STAPLES		60,089,949

ENERGY - 1.8%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,485,600
Oil, Gas & Consumable Fuels - 1.8%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	6,944,107
Amerada Hess Corp. 7.875% 10/1/29	2,223,000	2,476,496
Anadarko Finance Co. 7.5% 5/1/31	5,274,000	6,118,328
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,251,000	1,276,877
5.55% 3/15/26	2,564,000	2,660,135
6.45% 9/15/36	2,351,000	2,498,860
6.6% 3/15/46	4,886,000	5,406,269
Canadian Natural Resources Ltd.:
3.45% 11/15/21	2,648,000	2,622,210
5.85% 2/1/35	2,024,000	2,103,973
Cenovus Energy, Inc. 4.25% 4/15/27	4,895,000	4,365,975
Chesapeake Energy Corp. 6.625% 8/15/20	4,758,000	4,769,895
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,797,000	2,784,058
4.5% 6/1/25	852,000	858,689
DCP Midstream LLC:
4.75% 9/30/21 (b)	2,233,000	2,227,418
5.35% 3/15/20 (b)	2,290,000	2,312,900
5.85% 5/21/43 (b)(c)	4,466,000	3,751,440
DCP Midstream Operating LP:
2.7% 4/1/19	695,000	691,525
3.875% 3/15/23	3,116,000	2,983,570
5.6% 4/1/44	2,703,000	2,398,913
El Paso Corp. 6.5% 9/15/20	7,470,000	7,794,174
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	824,000	818,929
3.9% 5/15/24 (c)	869,000	832,090
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,642,364
Enbridge, Inc.:
4.25% 12/1/26	1,461,000	1,425,267
5.5% 12/1/46	1,686,000	1,715,439
Energy Transfer Partners LP:
4.2% 9/15/23	1,203,000	1,178,778
4.95% 6/15/28	4,103,000	3,964,846
5.8% 6/15/38	2,288,000	2,158,554
6% 6/15/48	1,490,000	1,434,684
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,624,903
MPLX LP:
4.8% 2/15/29	1,376,000	1,354,024
4.875% 12/1/24	1,974,000	1,996,787
5.5% 2/15/49	4,129,000	3,945,169
Nakilat, Inc. 6.067% 12/31/33 (b)	1,213,000	1,322,413
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	26,499,312
Petroleos Mexicanos:
4.625% 9/21/23	5,937,000	5,512,564
4.875% 1/18/24	2,015,000	1,863,875
5.375% 3/13/22	2,259,000	2,209,212
5.625% 1/23/46	13,487,000	10,081,533
6.375% 2/4/21	5,370,000	5,418,384
6.375% 1/23/45	7,323,000	5,892,452
6.5% 3/13/27	4,256,000	3,981,488
6.5% 6/2/41	23,459,000	19,377,369
6.75% 9/21/47	22,490,000	18,610,475
Phillips 66 Co. 4.3% 4/1/22	2,136,000	2,169,871
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,779,000	3,670,959
Southwestern Energy Co. 6.2% 1/23/25 (c)	7,728,000	7,409,220
The Williams Companies, Inc.:
3.7% 1/15/23	808,000	786,547
4.55% 6/24/24	8,829,000	8,835,622
Western Gas Partners LP:
4.65% 7/1/26	917,000	874,446
4.75% 8/15/28	1,236,000	1,165,546
5.375% 6/1/21	4,807,000	4,930,690
Williams Partners LP:
4% 11/15/21	581,000	578,751
4.125% 11/15/20	474,000	475,587
4.3% 3/4/24	1,992,000	1,967,135
		225,771,097

TOTAL ENERGY		227,256,697

FINANCIALS - 5.7%
Banks - 3.4%
Bank of America Corp.:
3.004% 12/20/23 (c)	1,314,000	1,259,929
3.3% 1/11/23	2,658,000	2,592,051
3.419% 12/20/28 (c)	5,193,000	4,783,530
3.5% 4/19/26	6,078,000	5,764,891
3.95% 4/21/25	37,660,000	36,396,709
4% 1/22/25	26,856,000	26,057,353
4.1% 7/24/23	1,426,000	1,427,576
4.183% 11/25/27	6,909,000	6,606,467
4.2% 8/26/24	8,311,000	8,204,776
4.25% 10/22/26	31,878,000	30,889,751
4.45% 3/3/26	4,606,000	4,524,264
Barclays Bank PLC 10.179% 6/12/21 (b)	1,750,000	1,976,331
Barclays PLC:
2.75% 11/8/19	2,357,000	2,332,907
4.375% 1/12/26	4,468,000	4,224,360
BPCE SA 4.875% 4/1/26 (b)	7,383,000	7,200,190
Citigroup, Inc.:
2.7% 10/27/22	32,935,000	31,451,890
4.05% 7/30/22	1,320,000	1,325,212
4.075% 4/23/29 (c)	4,606,000	4,425,937
4.125% 7/25/28	6,909,000	6,513,040
4.3% 11/20/26	1,766,000	1,701,717
4.4% 6/10/25	8,885,000	8,732,311
4.45% 9/29/27	3,141,000	3,033,691
4.5% 1/14/22	3,193,000	3,248,053
4.6% 3/9/26	6,674,000	6,560,915
5.3% 5/6/44	9,501,000	9,456,897
5.5% 9/13/25	7,738,000	8,061,452
Citizens Bank NA 2.55% 5/13/21	1,236,000	1,201,835
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	3,130,000	3,101,033
4.3% 12/3/25	6,411,000	6,264,622
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	9,717,000	9,214,092
3.8% 9/15/22	4,767,000	4,710,293
3.8% 6/9/23	6,892,000	6,714,730
4.55% 4/17/26	3,126,000	3,076,192
Discover Bank 7% 4/15/20	3,087,000	3,212,852
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,452,309
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,403,633
5.25% 3/14/44	1,039,000	1,018,883
Huntington Bancshares, Inc. 7% 12/15/20	736,000	784,082
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,324,000	1,161,050
5.71% 1/15/26 (b)	29,145,000	25,611,592
JPMorgan Chase & Co.:
2.95% 10/1/26	3,081,000	2,802,770
3.797% 7/23/24 (c)	9,901,000	9,792,391
3.875% 9/10/24	6,291,000	6,158,710
4.125% 12/15/26	25,341,000	24,678,659
4.35% 8/15/21	8,482,000	8,616,318
4.625% 5/10/21	1,251,000	1,280,868
Rabobank Nederland 4.375% 8/4/25	4,789,000	4,677,657
Regions Bank 6.45% 6/26/37	4,251,000	4,874,408
Regions Financial Corp. 3.2% 2/8/21	2,243,000	2,211,643
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	16,223,000	15,722,354
6% 12/19/23	13,577,000	13,655,172
6.1% 6/10/23	3,899,000	3,963,236
6.125% 12/15/22	21,905,000	22,232,497
Societe Generale 4.25% 4/14/25 (b)	7,110,000	6,745,343
Synchrony Bank 3% 6/15/22	3,984,000	3,724,477
		428,815,901
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,409,247
Deutsche Bank AG 4.5% 4/1/25	5,769,000	4,959,994
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	6,871,028
4.1% 1/13/26	8,332,000	7,535,671
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	10,640,000	10,265,985
3.2% 2/23/23	5,987,000	5,792,094
3.272% 9/29/25 (c)	35,921,000	33,500,036
4.25% 10/21/25	12,215,000	11,785,502
6.75% 10/1/37	29,592,000	33,675,637
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,140,000	1,126,260
3.75% 12/1/25	2,038,000	2,024,643
Lazard Group LLC 4.25% 11/14/20	830,000	839,295
Moody's Corp.:
3.25% 1/15/28	2,085,000	1,935,435
4.875% 2/15/24	1,958,000	2,025,546
Morgan Stanley:
3.125% 1/23/23	5,527,000	5,338,695
3.125% 7/27/26	14,775,000	13,497,413
3.625% 1/20/27	16,594,000	15,648,064
3.7% 10/23/24	4,754,000	4,624,294
3.75% 2/25/23	3,789,000	3,752,972
3.875% 4/29/24	4,377,000	4,311,886
4.1% 5/22/23	5,527,000	5,483,624
4.35% 9/8/26	5,012,000	4,864,135
4.875% 11/1/22	9,955,000	10,168,384
5% 11/24/25	11,412,000	11,570,530
5.75% 1/25/21	4,669,000	4,860,708
		207,867,078
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,452,000	1,413,658
4.125% 7/3/23	4,250,000	4,165,445
4.5% 5/15/21	1,333,000	1,340,480
5% 10/1/21	1,999,000	2,039,926
Capital One Financial Corp. 3.8% 1/31/28	4,331,000	3,981,194
Discover Financial Services:
3.85% 11/21/22	2,241,000	2,213,034
3.95% 11/6/24	1,874,000	1,829,247
4.1% 2/9/27	4,579,000	4,257,291
5.2% 4/27/22	1,887,000	1,940,388
Ford Motor Credit Co. LLC 2.943% 1/8/19	8,267,000	8,262,824
Synchrony Financial:
3% 8/15/19	965,000	958,174
3.75% 8/15/21	1,457,000	1,420,591
3.95% 12/1/27	7,277,000	6,145,436
4.25% 8/15/24	1,467,000	1,348,209
		41,315,897
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)	1,038,000	1,017,667
Brixmor Operating Partnership LP 4.125% 6/15/26	1,631,000	1,566,529
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)	2,569,000	2,537,457
4.375% 10/15/28 (b)	6,630,000	6,510,256
4.8% 8/15/38 (b)	4,128,000	3,996,009
4.9% 12/15/48 (b)	4,124,000	3,938,009
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,356,435
		21,922,362
Insurance - 0.2%
AIA Group Ltd. 2.25% 3/11/19 (b)	594,000	592,057
American International Group, Inc. 4.875% 6/1/22	2,648,000	2,716,796
Aon Corp. 5% 9/30/20	983,000	1,007,667
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,692,000	2,806,334
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	2,429,000	2,479,943
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,355,000	1,391,915
Pacific LifeCorp 5.125% 1/30/43 (b)	2,623,000	2,629,222
Pricoa Global Funding I 5.375% 5/15/45 (c)	3,148,000	2,986,665
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,320,023
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,159,000	1,164,942
Unum Group:
5.625% 9/15/20	1,914,000	1,976,183
5.75% 8/15/42	1,622,000	1,639,735
		22,711,482

TOTAL FINANCIALS		722,632,720

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
CVS Health Corp.:
4.1% 3/25/25	11,144,000	10,976,181
4.3% 3/25/28	12,941,000	12,605,524
4.78% 3/25/38	5,761,000	5,504,404
5.05% 3/25/48	8,470,000	8,204,708
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	1,077,000	1,076,324
4.272% 8/28/23 (b)	3,402,000	3,377,597
4.9% 8/28/28 (b)	1,432,000	1,441,227
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)	5,313,000	5,241,629
HCA Holdings, Inc.:
4.75% 5/1/23	138,000	138,000
5.875% 3/15/22	164,000	170,437
6.5% 2/15/20	2,079,000	2,136,173
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,405,885
6.015% 11/15/48	11,498,000	11,575,663
WellPoint, Inc. 3.3% 1/15/23	4,322,000	4,227,820
		69,081,572
Pharmaceuticals - 0.1%
Mylan NV:
2.5% 6/7/19	1,694,000	1,684,183
3.15% 6/15/21	4,013,000	3,918,144
3.95% 6/15/26	2,065,000	1,896,549
Perrigo Finance PLC 3.5% 12/15/21	292,000	284,014
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	2,887,000	2,680,615
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,180,825
		11,644,330

TOTAL HEALTH CARE		80,725,902

INDUSTRIALS - 0.1%
Airlines - 0.0%
Continental Airlines, Inc. 6.545% 2/2/19	122,647	123,312
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	90,575	91,481
		214,793
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,041,000	1,036,039
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	583,000	546,948
3.375% 6/1/21	1,957,000	1,922,697
3.75% 2/1/22	2,924,000	2,900,500
3.875% 4/1/21	2,112,000	2,114,041
4.25% 9/15/24	2,331,000	2,296,377
		9,780,563
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (c)	1,374,000	1,470,180

TOTAL INDUSTRIALS		12,501,575

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	3,173,000	3,223,969
MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (b)	2,910,000	2,896,876
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (b)(c)	1,321,000	1,358,384
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	1,499,000	1,396,229
4.5% 8/1/47 (b)	1,522,000	1,395,583
		7,047,072
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	584,000	578,820
4.6% 4/1/22	843,000	864,007
American Campus Communities Operating Partnership LP 3.75% 4/15/23	857,000	846,622
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	4,769,372
Camden Property Trust:
2.95% 12/15/22	1,200,000	1,164,623
4.25% 1/15/24	2,252,000	2,287,165
Corporate Office Properties LP 5% 7/1/25	2,273,000	2,295,552
DDR Corp.:
3.625% 2/1/25	1,532,000	1,441,890
4.25% 2/1/26	1,242,000	1,198,466
4.625% 7/15/22	4,149,000	4,230,854
Duke Realty LP:
3.25% 6/30/26	589,000	553,873
3.625% 4/15/23	1,544,000	1,526,777
3.875% 10/15/22	4,345,000	4,359,451
4.375% 6/15/22	1,300,000	1,326,245
Equity One, Inc. 3.75% 11/15/22	5,527,000	5,467,587
Highwoods/Forsyth LP 3.2% 6/15/21	1,625,000	1,600,152
Lexington Corporate Properties Trust 4.4% 6/15/24	948,000	927,749
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	4,882,000	4,817,914
4.5% 1/15/25	2,013,000	1,954,926
4.5% 4/1/27	716,000	684,959
4.75% 1/15/28	11,294,000	11,003,344
4.95% 4/1/24	882,000	891,111
5.25% 1/15/26	3,755,000	3,788,749
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	603,361
5% 12/15/23	494,000	491,507
Ventas Realty LP:
3.125% 6/15/23	1,033,000	997,704
4% 3/1/28	2,150,000	2,052,635
4.125% 1/15/26	999,000	977,247
Weingarten Realty Investors 3.375% 10/15/22	456,000	448,691
WP Carey, Inc.:
4% 2/1/25	3,423,000	3,317,969
4.6% 4/1/24	5,327,000	5,350,471
		72,819,793
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	7,728,944
3.95% 11/15/27	4,382,000	4,087,337
4.1% 10/1/24	2,782,000	2,719,170
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	7,934,431
Digital Realty Trust LP 3.95% 7/1/22	2,137,000	2,141,381
Essex Portfolio LP 3.875% 5/1/24	1,923,000	1,902,639
Liberty Property LP:
3.25% 10/1/26	1,586,000	1,465,647
3.375% 6/15/23	1,643,000	1,601,173
4.125% 6/15/22	1,115,000	1,129,695
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,144,675
4.5% 4/18/22	678,000	647,558
Mid-America Apartments LP 4% 11/15/25	828,000	810,453
Post Apartment Homes LP 3.375% 12/1/22	502,000	491,533
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,327,183
3.75% 12/1/24	1,940,000	1,859,923
3.875% 12/1/23	1,186,000	1,156,001
3.875% 7/15/27	6,947,000	6,471,391
		47,619,134

TOTAL REAL ESTATE		120,438,927

UTILITIES - 0.5%
Electric Utilities - 0.2%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,889,000	4,087,931
6.4% 9/15/20 (b)	5,173,000	5,403,482
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,525,169
7.375% 11/15/31	6,310,000	7,968,635
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	507,000	362,505
IPALCO Enterprises, Inc.:
3.45% 7/15/20	4,960,000	4,930,532
3.7% 9/1/24	1,963,000	1,874,245
		29,152,499
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	707,590
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,770,000	12,505,625
Emera U.S. Finance LP:
2.15% 6/15/19	966,000	959,203
2.7% 6/15/21	951,000	921,198
		14,386,026
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (c)(e)	5,861,000	5,421,425
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (c)(e)	1,683,000	1,598,850
NiSource Finance Corp. 5.95% 6/15/41	2,273,000	2,505,249
Puget Energy, Inc.:
5.625% 7/15/22	3,305,000	3,473,085
6% 9/1/21	3,185,000	3,345,299
6.5% 12/15/20	1,021,000	1,076,081
Sempra Energy 6% 10/15/39	2,744,000	2,988,072
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (c)(e)	1,843,000	1,580,373
		21,988,434

TOTAL UTILITIES		66,234,549

TOTAL NONCONVERTIBLE BONDS
(Cost $1,535,656,282)		1,514,281,302

U.S. Government and Government Agency Obligations - 20.3%
U.S. Treasury Inflation-Protected Obligations - 3.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$63,183,626	$55,988,640
1% 2/15/46	68,426,484	64,320,262
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	138,278,231	133,158,012
0.625% 1/15/26	160,792,646	156,289,592

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		409,756,506

U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds:
2.5% 2/15/46	48,129,800	41,130,298
3% 2/15/47	75,868,600	71,633,591
U.S. Treasury Notes:
1.75% 6/30/22	466,796,000	449,655,834
2.125% 7/31/24	109,191,000	104,874,543
2.125% 11/30/24	28,603,400	27,391,108
2.125% 5/15/25	45,672,600	43,554,890
2.25% 10/31/24	21,880,400	21,118,859
2.25% 12/31/24	68,047,200	65,596,438
2.375% 5/15/27	225,680,200	215,656,826
2.5% 3/31/23	220,098,100	217,028,764
2.625% 6/30/23	11,377,500	11,271,725
2.625% 3/31/25	85,883,300	84,487,696
2.75% 6/30/25	495,054,400	490,219,887
3% 9/30/25	330,135,100	331,850,254

TOTAL U.S. TREASURY OBLIGATIONS		2,175,470,713

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,577,815,254)		2,585,227,219

U.S. Government Agency - Mortgage Securities - 3.7%
Fannie Mae - 2.2%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (c)(e)	4,488	4,646
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (c)(e)	5,174	5,355
12 month U.S. LIBOR + 1.523% 3.44% 3/1/36 (c)(e)	2,020	2,076
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(e)	10,620	11,086
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(e)	2,125	2,208
12 month U.S. LIBOR + 1.685% 4.06% 4/1/36 (c)(e)	4,553	4,751
12 month U.S. LIBOR + 1.690% 4.369% 8/1/35 (c)(e)	12,181	12,724
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (c)(e)	6,586	6,874
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (c)(e)	7,238	7,603
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (c)(e)	11,088	11,614
12 month U.S. LIBOR + 1.812% 4.301% 12/1/40 (c)(e)	122,019	126,418
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (c)(e)	16,877	17,651
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(e)	651	682
12 month U.S. LIBOR + 1.875% 4.75% 10/1/36 (c)(e)	11,837	12,428
6 month U.S. LIBOR + 1.439% 3.96% 9/1/36 (c)(e)	2,818	2,892
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(e)	797	839
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.527% 6/1/36 (c)(e)	9,964	10,513
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(e)	1,741	1,836
3% 8/1/27 to 5/1/48	45,269,910	43,282,206
3% 12/1/48 (f)	1,000,000	953,594
3% 12/1/48 (f)	30,350,000	28,941,572
3% 12/1/48 (f)	9,250,000	8,820,743
3% 12/1/48 (f)	9,200,000	8,773,063
3% 12/1/48 (f)	1,000,000	953,594
3.5% 7/1/32 to 10/1/56	17,107,156	16,900,892
4% 11/1/31 to 12/1/48	39,041,191	39,335,316
4% 10/1/47	14,498,615	14,605,655
4% 12/1/48 (f)	17,100,000	17,201,531
4% 12/1/48 (f)	5,500,000	5,532,656
4.5% 5/1/25 to 8/1/56	8,512,793	8,833,622
4.5% 12/1/48 (f)	2,200,000	2,262,219
4.5% 12/1/48 (f)	7,200,000	7,403,625
4.5% 12/1/48 (f)	15,050,000	15,475,632
4.5% 12/1/48 (f)	6,000,000	6,169,687
4.5% 12/1/48 (f)	13,050,000	13,419,070
4.5% 1/1/49 (f)	17,500,000	17,970,997
4.5% 1/1/49 (f)	18,800,000	19,305,985
5% 5/1/20 to 8/1/56	645,731	682,284
5.255% 8/1/41	41,926	44,896
5.5% 4/1/39 to 9/1/39	118,741	128,445
6% 7/1/39	61,863	67,085
6.5% to 6.502% 2/1/20 to 8/1/39	390,870	429,845
7% 7/1/26 to 5/1/30	38,149	42,209
7.5% 9/1/22 to 9/1/32	31,465	35,525
8.5% 2/1/22 to 11/1/22	2,074	2,201
9% 10/1/30	8,362	9,853
9.5% 8/1/22	5	6

TOTAL FANNIE MAE		277,826,204

Freddie Mac - 0.9%
12 month U.S. LIBOR + 1.500% 3.686% 3/1/36 (c)(e)	8,780	9,079
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(e)	2,571	2,661
12 month U.S. LIBOR + 1.750% 3.913% 12/1/40 (c)(e)	56,280	58,300
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(e)	17,292	18,121
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(e)	2,717	2,849
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (c)(e)	10,448	10,842
12 month U.S. LIBOR + 1.961% 4.542% 6/1/33 (c)(e)	22,558	23,603
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(e)	4,036	4,255
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (c)(e)	9,956	10,542
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(e)	2,615	2,672
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(e)	3,718	3,849
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(e)	957	994
6 month U.S. LIBOR + 2.029% 4.529% 6/1/37 (c)(e)	19,480	20,372
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(e)	3,038	3,179
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (c)(e)	1,338	1,403
3% 11/1/33 to 2/1/47	3,497,820	3,348,697
3.5% 6/1/27 to 12/1/48 (g)	80,486,703	79,057,143
4% 1/1/36 to 9/1/48	27,986,477	28,356,261
4% 4/1/48	23,819	23,981
4.5% 7/1/25 to 10/1/41	1,109,772	1,153,674
5% 7/1/33 to 7/1/41	193,540	204,604
5.5% 6/1/22 to 9/1/39	329,401	354,228
6% 6/1/20 to 6/1/39	79,185	86,842
6.5% 4/1/21 to 9/1/39	128,541	139,989
7% 8/1/26 to 9/1/36	48,279	53,830
7.5% 1/1/27 to 7/1/34	73,165	82,823
8% 1/1/37	410	464
9% 12/1/19 to 5/1/21	27	28

TOTAL FREDDIE MAC		113,035,285

Ginnie Mae - 0.6%
3.5% 11/20/41 to 9/20/48	6,945,337	6,886,213
4.5% 8/15/39 to 6/15/41	1,421,283	1,484,397
5% 5/15/39 to 7/15/40	255,849	273,503
5.5% 9/15/39	37,239	40,419
6.5% 10/15/34	9,714	10,826
7% 1/15/26 to 4/20/32	41,760	46,696
7.5% 2/15/22 to 7/15/29	8,692	9,585
8% 6/15/21 to 12/15/25	5,513	6,028
8.5% 11/15/27 to 10/15/28	5,092	5,697
3% 6/15/42 to 6/20/48	4,188,290	4,041,928
3% 12/1/48 (f)	350,000	336,957
3% 12/1/48 (f)	350,000	336,957
4% 7/20/33 to 9/20/48	3,324,122	3,381,373
4.5% 12/1/48 (f)	3,000,000	3,093,984
4.5% 12/1/48 (f)	3,000,000	3,093,984
4.5% 12/1/48 (f)	11,550,000	11,911,840
4.5% 12/1/48 (f)	12,700,000	13,097,867
4.5% 12/1/48 (f)	10,300,000	10,622,679
4.5% 12/1/48 (f)	9,350,000	9,642,918
4.5% 12/1/48 (f)	9,800,000	10,107,015

TOTAL GINNIE MAE		78,430,866

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $466,607,750)		469,292,355

Asset-Backed Securities - 0.5%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$4,296,423	$4,258,624
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.8065% 6/15/32 (b)(c)(e)	2,467,579	2,167,015
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.6593% 10/28/23 (b)(c)(e)	242,788	242,508
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	440,000	439,276
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.6749% 10/25/35 (c)(e)	180,764	180,741
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	7,217,031	7,252,474
Class AA, 2.487% 12/16/41 (b)	1,597,937	1,550,454
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.3399% 7/25/29 (c)(e)	222,152	223,907
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)	144,004	145,296
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	7,300,755	7,303,137
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.631% 10/25/37 (b)(c)(e)	270,701	273,645
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (b)	83,511	83,486
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.7261% 9/28/30 (c)(e)	225,657	225,853
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (c)(e)	7,550	7,636
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	3,201,660	3,105,553
Class A2II, 4.03% 11/20/47 (b)	5,445,990	5,252,237
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (b)	266,229	266,141
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (c)(e)	664	616
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	616,000	605,893
Series 2018-1 Class A1, 2.95% 5/15/23	546,000	542,229
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (b)(c)(e)	79,189	77,825
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (b)(c)(e)	28,670	28,140
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (b)(c)(e)	47,514	45,084
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (b)(c)(e)	22,659	21,251
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (b)	799,000	795,120
Series 2018-1 Class A, 1 month U.S. LIBOR + 0.300% 2.6065% 3/15/22 (b)(c)(e)	164,000	163,873
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	2,196,778	2,188,491
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.9644% 4/10/31 (b)(c)(e)	196,246	196,572
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	3,748,000	3,756,885
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (c)(e)	739,000	593,824
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (b)	543,000	542,049
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.6049% 8/25/36 (c)(e)	85,644	85,633
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)	195,011	194,348
Series 2018-1A Class A, 2.76% 2/25/28 (b)	249,268	249,242
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	322,735	322,102
Series 2018-3A Class A 3.5545% 11/25/28 (b)	7,500,000	7,499,996
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (b)(c)(e)	373,000	372,853
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (c)(e)	322,058	321,391
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (b)	116,130	116,013
Series 2018-2A Class A, 3.35% 10/15/24 (b)	106,828	106,544
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (b)	579,000	576,712
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (b)(c)(e)	181,570	182,153
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.7499% 10/27/25 (c)(e)	258,186	258,283
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.7449% 5/25/35 (c)(e)	31,691	31,705
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (c)(e)	7,249	7,011
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	7,352,417	7,302,656
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	470,067	469,518
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (b)(c)(e)(h)	778,000	542,695
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (b)	918,000	916,963
TOTAL ASSET-BACKED SECURITIES
(Cost $62,077,083)		62,091,653

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.4214% 6/27/36 (b)(c)(e)	196,985	191,757
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.7259% 3/27/36 (b)(c)	43,223	43,064
Series 2010-RR2 Class 5A2, 5% 12/26/36 (b)	13,552	13,501
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	229,291	224,607
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.501% 1/25/37 (b)(c)	21,614	21,803
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (b)	78,229	77,544
Series 2012-2R Class 1A1, 4.6745% 5/27/35 (b)(c)	16,771	16,703
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.5614% 5/27/37 (b)(c)(e)	156,959	152,992
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 2.9814% 5/27/37 (b)(c)(e)	1,236,574	1,180,322
Class AA1, 1 month U.S. LIBOR + 0.280% 2.4813% 5/27/37 (b)(c)(e)	1,486,761	1,420,654
CSMC Trust Series 2009-5R Class 2A2, 3.945% 6/25/36 (b)(c)	2,969	2,962
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)	182,523	180,216
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4856% 6/21/36 (b)(c)(e)	57,904	57,343
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.2116% 7/25/19 (c)	3,956	3,939
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (c)(e)	78,684	77,417
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (c)(e)	62,349	61,740
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (b)(c)(e)	254,000	252,817
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(e)	4,071	3,983
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.9549% 9/25/43 (c)(e)	156,934	155,670
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.4523% 9/25/33 (c)	25,762	25,550
Series 2005-AR10 Class 2A15, 4.3904% 6/25/35 (c)	175,520	175,887
Series 2005-AR2 Class 1A2, 3.9936% 3/25/35 (c)	8,177	8,207
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7951% 6/27/36 (b)(c)	14,324	14,224
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	78,002	77,105

TOTAL PRIVATE SPONSOR		4,440,007

U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.7849% 12/25/33 (c)(i)(j)	13,888	2,824
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	24,077	25,708
Series 1999-32 Class PL, 6% 7/25/29	23,003	24,558
Series 1999-33 Class PK, 6% 7/25/29	16,246	17,326
Series 2001-52 Class YZ, 6.5% 10/25/31	2,006	2,214
Series 2005-39 Class TE, 5% 5/25/35	36,613	38,959
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.5307% 8/25/35 (c)(j)	2,098	2,383
Series 2012-149:
Class DA, 1.75% 1/25/43	19,427	18,401
Class GA, 1.75% 6/25/42	19,536	18,478
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	24,382	26,140
Series 2001-31 Class ZC, 6.5% 7/25/31	11,027	12,072
Series 2002-16 Class ZD, 6.5% 4/25/32	3,812	4,215
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.2349% 11/25/32 (c)(i)(j)	9,150	1,083
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	26,871	2,462
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.3249% 12/25/36 (c)(i)(j)	8,922	1,550
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.1249% 5/25/37 (c)(i)(j)	5,263	786
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.2514% 9/25/23 (c)(j)	1,085	1,220
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.7849% 3/25/33 (c)(i)(j)	3,697	622
Series 2005-79 Class ZC, 5.9% 9/25/35	22,882	25,102
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.7292% 6/25/37 (c)(j)	18,449	32,406
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.0349% 3/25/38 (c)(i)(j)	28,461	3,913
Series 2009-76 Class MI, 5.5% 9/25/24 (i)	114	1
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	1,232	19
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 3.7349% 12/25/40 (c)(i)(j)	26,748	3,313
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	28,719	2,742
Series 2010-150 Class ZC, 4.75% 1/25/41	88,863	93,932
Series 2010-29 Class LI, 4.5% 6/25/19 (i)	51	0
Series 2010-95 Class ZC, 5% 9/25/40	182,855	195,141
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	4,869	156
Series 2011-4 Class PZ, 5% 2/25/41	39,130	42,922
Series 2011-83 Class DI, 6% 9/25/26 (i)	7,995	581
Series 2012-100 Class WI, 3% 9/25/27 (i)	80,340	7,191
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.3349% 12/25/30 (c)(i)(j)	29,081	3,016
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.2349% 6/25/41 (c)(i)(j)	34,761	4,509
Series 2013-133 Class IB, 3% 4/25/32 (i)	56,150	5,110
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.4049% 6/25/35 (c)(i)(j)	29,140	4,297
Series 2015-42 Class IL, 6% 6/25/45 (i)	117,283	26,289
Series 2015-70 Class JC, 3% 10/25/45	145,376	143,144
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (c)(i)	7,769	1,746
Series 351:
Class 12, 5.5% 4/25/34 (c)(i)	5,143	983
Class 13, 6% 3/25/34 (i)	6,864	1,368
Series 359 Class 19, 6% 7/25/35 (c)(i)	4,246	863
Series 384 Class 6, 5% 7/25/37 (i)	15,315	2,864
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	27,188	29,023
Series 2104 Class PG, 6% 12/15/28	7,766	8,327
Series 2121 Class MG, 6% 2/15/29	11,007	11,790
Series 2154 Class PT, 6% 5/15/29	19,736	21,148
Series 2162 Class PH, 6% 6/15/29	2,822	3,008
Series 2520 Class BE, 6% 11/15/32	14,134	15,337
Series 2693 Class MD, 5.5% 10/15/33	243,657	262,195
Series 2802 Class OB, 6% 5/15/34	52,313	55,491
Series 3002 Class NE, 5% 7/15/35	22,427	23,537
Series 3189 Class PD, 6% 7/15/36	20,505	22,586
Series 3415 Class PC, 5% 12/15/37	6,228	6,545
Series 3786 Class HI, 4% 3/15/38 (i)	26,485	1,891
Series 3806 Class UP, 4.5% 2/15/41	62,196	63,983
Series 3832 Class PE, 5% 3/15/41	72,000	76,450
Series 4135 Class AB, 1.75% 6/15/42	14,623	13,853
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,776	4,048
Series 2135 Class JE, 6% 3/15/29	12,833	13,734
Series 2274 Class ZM, 6.5% 1/15/31	6,743	7,379
Series 2281 Class ZB, 6% 3/15/30	5,349	5,683
Series 2357 Class ZB, 6.5% 9/15/31	13,863	15,314
Series 2502 Class ZC, 6% 9/15/32	13,725	14,877
Series 3871 Class KB, 5.5% 6/15/41	78,000	85,455
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.2935% 2/15/36 (c)(i)(j)	7,559	1,221
Series 1658 Class GZ, 7% 1/15/24	13,235	13,941
Series 2013-4281 Class AI, 4% 12/15/28 (i)	60,407	4,607
Series 2017-4683 Class LM, 3% 5/15/47	121,297	119,310
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.8935% 11/15/31 (c)(i)(j)	50,602	6,413
Series 2587 Class IM, 6.5% 3/15/33 (i)	7,421	1,739
Series 2844 Class SD, 86.400% - 1 month U.S. LIBOR 56.4655% 8/15/24 (c)(j)	450	665
Series 2933 Class ZM, 5.75% 2/15/35	51,006	56,886
Series 2935 Class ZK, 5.5% 2/15/35	77,292	83,453
Series 2947 Class XZ, 6% 3/15/35	30,181	32,834
Series 2996 Class ZD, 5.5% 6/15/35	39,130	42,819
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.2835% 10/15/35 (c)(i)(j)	10,240	1,587
Series 3237 Class C, 5.5% 11/15/36	57,094	61,816
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.3535% 11/15/36 (c)(i)(j)	21,673	3,330
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.4435% 3/15/37 (c)(i)(j)	28,906	4,756
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.4535% 4/15/37 (c)(i)(j)	43,040	7,257
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.2735% 6/15/37 (c)(i)(j)	18,514	2,661
Series 3949 Class MK, 4.5% 10/15/34	16,174	16,713
Series 3955 Class YI, 3% 11/15/21 (i)	29,739	920
Series 4055 Class BI, 3.5% 5/15/31 (i)	50,017	5,211
Series 4427 Class LI, 3.5% 2/15/34 (i)	89,236	11,767
Series 4471 Class PA 4% 12/15/40	189,965	192,820
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	11,228	12,245
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	170,810	174,925
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	258,264	248,889
Series 2018-2 Class MA, 3.5% 11/25/57	66,695	65,929
Series 2018-3 Class MA, 3.5% 8/25/57	948,737	945,400
Series 2018-4 Class MA, 3.5% 11/25/57	7,433,831	7,283,385
Series 2018-3 Class M55D, 4% 8/25/57	41,532	42,051
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	127,301	126,103
Class A2, 3.5% 6/25/28	31,000	30,265
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3796% 6/16/37 (c)(i)(j)	10,668	1,746
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (c)(e)(k)	6,788	6,802
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.6396% 4/16/32 (c)(i)(j)	52,913	8,164
Series 2002-42 Class ZA, 6% 6/20/32	17,383	18,848
Series 2004-24 Class ZM, 5% 4/20/34	35,335	37,240
Series 2010-160 Class DY, 4% 12/20/40	225,538	231,354
Series 2010-170 Class B, 4% 12/20/40	50,693	51,999
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 5.7896% 12/16/23 (c)(i)(j)	23,488	2,144
Class SP, 8.750% - 1 month U.S. LIBOR 6.4396% 9/16/26 (c)(i)(j)	12,224	1,015
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.2896% 12/16/25 (c)(i)(j)	31,493	2,795
Class SL, 7.600% - 1 month U.S. LIBOR 5.2896% 5/16/30 (c)(i)(j)	51,282	6,414
Class SV, 8.250% - 1 month U.S. LIBOR 5.9396% 12/16/28 (c)(i)(j)	3,831	326
Series 2001-50 Class SD, 8.200% - 1 month U.S. LIBOR 5.8991% 11/20/31 (c)(i)(j)	26,213	4,432
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1896% 5/16/34 (c)(i)(j)	18,709	2,562
Series 2011-52 Class HI, 7% 4/16/41 (i)	77,826	17,249
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3896% 6/16/42 (c)(i)(j)	34,012	5,041
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (c)(j)	39,745	40,144
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (c)(j)	128,164	130,591
Series 2013-149 Class MA, 2.5% 5/20/40	272,650	263,855
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	458,253	455,273
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	203,887	202,558
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(e)(k)	395,877	396,500

TOTAL U.S. GOVERNMENT AGENCY		13,053,233

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,478,951)		17,493,240

Commercial Mortgage Securities - 0.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (c)(i)	12,888	82
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (b)	95,677	95,600
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.7149% 11/25/35 (b)(c)(e)	54,275	52,930
Class M1, 1 month U.S. LIBOR + 0.440% 2.7549% 11/25/35 (b)(c)(e)	14,519	13,365
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.7049% 1/25/36 (b)(c)(e)	136,103	131,430
Class M1, 1 month U.S. LIBOR + 0.450% 2.7649% 1/25/36 (b)(c)(e)	43,938	42,091
Class M2, 1 month U.S. LIBOR + 0.470% 2.7849% 1/25/36 (b)(c)(e)	16,569	15,575
Class M3, 1 month U.S. LIBOR + 0.500% 2.8149% 1/25/36 (b)(c)(e)	24,114	22,558
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.6749% 4/25/36 (b)(c)(e)	24,257	23,494
Class M1, 1 month U.S. LIBOR + 0.380% 2.6949% 4/25/36 (b)(c)(e)	14,667	13,541
Class M2, 1 month U.S. LIBOR + 0.400% 2.7149% 4/25/36 (b)(c)(e)	15,513	14,721
Class M6, 1 month U.S. LIBOR + 0.640% 2.9549% 4/25/36 (b)(c)(e)	14,667	13,812
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.6249% 7/25/36 (b)(c)(e)	21,777	20,270
Class M2, 1 month U.S. LIBOR + 0.330% 2.6449% 7/25/36 (b)(c)(e)	15,473	14,225
Class M4, 1 month U.S. LIBOR + 0.420% 2.7349% 7/25/36 (b)(c)(e)	14,614	13,323
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.5849% 12/25/36 (b)(c)(e)	372,056	354,287
Class M1, 1 month U.S. LIBOR + 0.290% 2.6049% 12/25/36 (b)(c)(e)	29,901	27,470
Class M3, 1 month U.S. LIBOR + 0.340% 2.6549% 12/25/36 (b)(c)(e)	20,268	17,573
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.5849% 3/25/37 (b)(c)(e)	83,622	79,312
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.5849% 7/25/37 (b)(c)(e)	245,704	234,378
Class A2, 1 month U.S. LIBOR + 0.320% 2.6349% 7/25/37 (b)(c)(e)	229,976	216,071
Class M1, 1 month U.S. LIBOR + 0.370% 2.6849% 7/25/37 (b)(c)(e)	78,340	71,536
Class M2, 1 month U.S. LIBOR + 0.410% 2.7249% 7/25/37 (b)(c)(e)	51,040	45,614
Class M3, 1 month U.S. LIBOR + 0.490% 2.8049% 7/25/37 (b)(c)(e)	41,816	46,484
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/37 (b)(c)(e)	83,545	79,937
Class M1, 1 month U.S. LIBOR + 0.310% 2.6249% 7/25/37 (b)(c)(e)	44,317	40,794
Class M2, 1 month U.S. LIBOR + 0.340% 2.6549% 7/25/37 (b)(c)(e)	47,285	42,814
Class M3, 1 month U.S. LIBOR + 0.370% 2.6849% 7/25/37 (b)(c)(e)	76,335	69,378
Class M4, 1 month U.S. LIBOR + 0.500% 2.8149% 7/25/37 (b)(c)(e)	120,016	107,601
Class M5, 1 month U.S. LIBOR + 0.600% 2.9149% 7/25/37 (b)(c)(e)	45,315	54,840
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (b)(c)(e)	2,222,000	2,212,157
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (b)(c)(e)	3,367,000	3,358,540
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.3565% 10/15/32 (b)(c)(e)	4,000,000	4,003,927
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0951% 9/10/58 (c)(i)	1,676,767	79,074
Series 2016-P6 Class XA, 0.9608% 12/10/49 (c)(i)	1,669,582	68,057
Series 2018-C6 Class A4, 4.412% 11/10/51	4,133,000	4,256,878
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.337% 8/10/47 (c)(i)	2,470,541	100,500
Series 2014-CR20 Class XA, 1.2769% 11/10/47 (c)(i)	451,178	20,433
Series 2014-LC17 Class XA, 1.0676% 10/10/47 (c)(i)	1,811,137	51,828
Series 2014-UBS4 Class XA, 1.3351% 8/10/47 (c)(i)	2,067,831	91,052
Series 2014-UBS6 Class XA, 1.1096% 12/10/47 (c)(i)	1,067,837	42,798
Series 2015-DC1 Class XA, 1.273% 2/10/48 (c)(i)	2,737,801	123,475
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	7,500,000	7,464,450
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,395,000	3,512,518
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	734,184	692,844
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (c)(e)	202,000	202,000
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	224,000	216,964
Series K072 Class A2, 3.444% 12/25/27	52,000	51,262
Series K073 Class A2, 3.35% 1/25/28	351,000	344,226
Series K155 Class A2, 3.75% 11/25/32	224,000	224,732
Series K158 Class A2, 3.9% 12/25/30	1,800,000	1,815,137
Series 2018-K075 Class A2, 3.65% 2/25/28	528,000	528,234
Series K076 Class A2, 3.9% 6/25/51	172,000	175,282
Series K077 Class A2, 3.85% 5/25/28	423,000	429,415
Series K079 Class A2, 3.926% 6/25/28	342,000	348,985
Series K083 Class A2, 4.05% 9/25/28	3,000,000	3,089,386
Series K084 Class A2, 3.78% 10/25/28	3,600,000	3,627,856
Series K085 Class A2, 4.06% 10/25/28	5,500,000	5,667,243
Series K157 Class A2, 3.99% 5/25/33	280,000	287,147
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	291,000	295,505
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.7565% 9/15/21 (b)(c)(e)	526,000	525,657
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	5,700,000	5,713,870
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017-C7 Class ASB, 3.2419% 10/15/50	7,000,000	6,801,038
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 6.0116% 2/12/49 (c)	43,000	16,998
Class C, 6.0116% 2/12/49 (c)	33,443	1,724
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	84,000	86,421
Class CFX, 4.9498% 7/5/33 (b)	767,000	787,535
Class DFX, 5.3503% 7/5/33 (b)	1,180,000	1,212,125
Class EFX, 5.5422% 7/5/33 (b)	1,614,000	1,641,373
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2716% 10/15/48 (c)(i)	1,013,727	56,376
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	4,000,000	3,933,795
Morgan Stanley Capital I Trust floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 8/15/33 (b)(c)(e)	213,000	212,602
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)	3,278,222	3,187,569
Class B, 4.181% 11/15/34 (b)	1,351,500	1,325,337
Class C, 5.205% 11/15/34 (b)	948,600	940,430
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (b)(c)(e)	100,186	99,933
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2242% 12/15/50 (c)(i)	1,259,617	88,178
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (b)(c)(e)	113,853	115,232
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,550,000	3,430,315
Series 2017-C42 Class XA, 1.0439% 12/15/50 (c)(i)	1,467,815	94,919
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (b)(c)(e)	120,967	120,967
Series 2014-C25 Class A5, 3.631% 11/15/47	5,490,000	5,456,264
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $81,046,389)		81,205,669

Municipal Securities - 0.4%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	4,715,000	4,770,401
5.1% 6/1/33	22,095,000	20,946,944
Series 2010-1, 6.63% 2/1/35	2,035,000	2,138,744
Series 2010-3:
6.725% 4/1/35	2,710,000	2,866,719
7.35% 7/1/35	1,385,000	1,519,317
Series 2010-5, 6.2% 7/1/21	885,000	916,223
Series 2011, 5.877% 3/1/19	8,585,000	8,642,299
Series 2013:
3.14% 12/1/18	75,000	75,000
3.6% 12/1/19	1,905,000	1,906,787
TOTAL MUNICIPAL SECURITIES
(Cost $43,896,797)		43,782,434

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	3,754,000	3,668,702
Citizens Bank NA 2.3% 12/3/18	2,557,000	2,557,000
Discover Bank:
(Delaware) 3.2% 8/9/21	4,613,000	4,528,327
3.1% 6/4/20	4,072,000	4,032,497
4.682% 8/9/28 (c)	2,954,000	2,904,668
8.7% 11/18/19	649,000	678,875
KeyBank NA 6.95% 2/1/28	619,000	727,681
PNC Bank NA 2.45% 11/5/20	4,575,000	4,488,615
Synchrony Bank 3.65% 5/24/21	4,817,000	4,714,043
TOTAL BANK NOTES
(Cost $28,456,150)		28,300,408
	Shares	Value

Fixed-Income Funds - 61.4%
High Yield Fixed-Income Funds - 2.2%
Fidelity New Markets Income Fund (l)	3,846,007	$54,728,675
Fidelity Specialized High Income Central Fund (m)	2,287,295	220,975,616

TOTAL HIGH YIELD FIXED-INCOME FUNDS		275,704,291

Inflation-Protected Bond Funds - 0.6%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (l)	8,318,483	80,106,987
Intermediate Government Funds - 1.3%
Fidelity SAI U.S. Treasury Bond Index Fund (l)	17,576,162	166,797,774
Intermediate-Term Bond Funds - 46.2%
Fidelity SAI Total Bond Fund (l)	585,268,321	5,829,272,474
Fidelity U.S. Bond Index Fund Institutional Premium Class (l)	4,302,756	47,760,591

TOTAL INTERMEDIATE-TERM BOND FUNDS		5,877,033,065

Investment Grade Fixed-Income Funds - 11.1%
Fidelity Mortgage Backed Securities Central Fund (m)	13,553,882	1,414,618,682
TOTAL FIXED-INCOME FUNDS
(Cost $7,833,099,216)		7,814,260,799
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $5,363,806)	4,883,000	5,131,332
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.27% (n)	266,028,159	266,081,364
Fidelity Investments Money Market Government Portfolio Institutional Class 2.14% (l)(o)	436,587	436,587
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.32% (l)(o)	1,392,687	1,392,966
TOTAL MONEY MARKET FUNDS
(Cost $267,910,917)		267,910,917
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $12,919,408,595)		12,888,977,328
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(164,980,071)
NET ASSETS - 100%		$12,723,997,257

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/48	$(11,800,000)	$(11,252,407)
3% 12/1/48	(5,700,000)	(5,435,485)
3.5% 12/1/48	(3,100,000)	(3,040,664)
4% 12/1/48	(5,500,000)	(5,532,656)
4% 12/1/48	(5,500,000)	(5,532,656)
4% 12/1/48	(10,600,000)	(10,662,938)
4% 12/1/48	(14,500,000)	(14,586,094)
4.5% 12/1/48	(7,200,000)	(7,403,625)
4.5% 12/1/48	(17,500,000)	(17,994,921)
4.5% 12/1/48	(18,800,000)	(19,331,687)

TOTAL FANNIE MAE		(100,773,133)

Ginnie Mae
4.5% 12/1/48	(20,900,000)	(21,554,756)
4.5% 12/1/48	(8,350,000)	(8,611,590)
4.5% 12/1/48	(13,050,000)	(13,458,832)
4.5% 12/1/48	(5,100,000)	(5,259,773)

TOTAL GINNIE MAE		(48,884,951)

TOTAL TBA SALE COMMITMENTS
(Proceeds $149,377,584)		$(149,658,084)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	35	March 2019	$7,384,453	$492	$492
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	21	March 2019	2,508,516	(8,904)	(8,904)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	131	March 2019	14,797,883	(28,692)	(28,692)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	26	March 2019	3,637,563	(25,434)	(25,434)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	45	March 2019	5,692,500	(29,672)	(29,672)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	33	March 2019	5,029,406	(12,706)	(12,706)

TOTAL SOLD					(105,408)

TOTAL FUTURES CONTRACTS					$(104,916)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $24,156,098.

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,250,632 or 1.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $403,331.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated Fund

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$781,274
Fidelity Mortgage Backed Securities Central Fund	3,941,836
Fidelity Specialized High Income Central Fund	1,097,677
Total	$5,820,787

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$--	$1,410,696,691	$--	$--	$3,921,991	$1,414,618,682	16.0%
Fidelity Specialized High Income Central Fund	--	222,433,036	--	--	(1,457,420)	220,975,616	30.6%
Total	$--	$1,633,129,727	$--	$--	$2,464,571	$1,635,594,298

 (a) Includes the value of securities received through in-kind transactions, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$80,190,132	$--	$28,586	$--	$(83,145)	$80,106,987
Fidelity Investments Money Market Government Portfolio Institutional Class 2.14%	--	69,393,030	68,956,443	19,147	--	--	436,587
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.32%	--	6,392,966	5,000,000	6,080	--	--	1,392,966
Fidelity New Markets Income Fund	--	55,097,700	--	96,141	--	(369,025)	54,728,675
Fidelity SAI Total Bond Fund	--	5,851,340,339	--	16,105,794	--	(22,067,865)	5,829,272,474
Fidelity SAI U.S. Treasury Bond Index Fund	--	165,766,417	--	235,458	--	1,031,357	166,797,774
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	47,574,907	--	71,823	--	185,684	47,760,591
Total	$--	$6,275,755,491	$73,956,443	$16,563,029	$--	$(21,302,994)	$6,180,496,054

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,514,281,302	$--	$1,514,281,302	$--
U.S. Government and Government Agency Obligations	2,585,227,219	--	2,585,227,219	--
U.S. Government Agency - Mortgage Securities	469,292,355	--	469,292,355	--
Asset-Backed Securities	62,091,653	--	61,548,958	542,695
Collateralized Mortgage Obligations	17,493,240	--	17,493,240	--
Commercial Mortgage Securities	81,205,669	--	81,205,669	--
Municipal Securities	43,782,434	--	43,782,434	--
Bank Notes	28,300,408	--	28,300,408	--
Fixed-Income Funds	7,814,260,799	7,814,260,799	--	--
Preferred Securities	5,131,332	--	5,131,332	--
Money Market Funds	267,910,917	267,910,917	--	--
Total Investments in Securities:	$12,888,977,328	$8,082,171,716	$4,806,262,917	$542,695
Derivative Instruments:
Assets
Futures Contracts	$492	$492	$--	$--
Total Assets	$492	$492	$--	$--
Liabilities
Futures Contracts	$(105,408)	$(105,408)	$--	$--
Total Liabilities	$(105,408)	$(105,408)	$--	$--
Total Derivative Instruments:	$(104,916)	$(104,916)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(149,658,084)	$--	$(149,658,084)	$--
Total Other Financial Instruments:	$(149,658,084)	$--	$(149,658,084)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$492	$(105,408)
Total Interest Rate Risk	492	(105,408)
Total Value of Derivatives	$492	$(105,408)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,818,398,456)	$4,806,805,612
Fidelity Central Funds (cost $1,899,211,091)	1,901,675,662
Other affiliated issuers (cost $6,201,799,048)	6,180,496,054
Total Investment in Securities (cost $12,919,408,595)		$12,888,977,328
Cash		3,604,268
Receivable for investments sold
Regular delivery		50,058,525
Delayed delivery		3,563,792
Receivable for TBA sale commitments		149,377,584
Receivable for fund shares sold		23,474,894
Dividends receivable		10,499
Interest receivable		36,798,376
Distributions receivable from Fidelity Central Funds		5,311,485
Prepaid expenses		23,429
Total assets		13,161,200,180
Liabilities
Payable for investments purchased
Regular delivery	$65,340,584
Delayed delivery	214,095,205
TBA sale commitments, at value	149,658,084
Payable for fund shares redeemed	6,315,763
Distributions payable	19,944
Accrued management fee	676,737
Payable for daily variation margin on futures contracts	39,397
Other affiliated payables	122,944
Other payables and accrued expenses	934,265
Total liabilities		437,202,923
Net Assets		$12,723,997,257
Net Assets consist of:
Paid in capital		$12,749,562,229
Total distributable earnings (loss)		(25,564,972)
Net Assets, for 1,277,798,795 shares outstanding		$12,723,997,257
Net Asset Value, offering price and redemption price per share ($12,723,997,257 ÷ 1,277,798,795 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 16, 2018 (commencement of operations) to November 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$187,186
Affiliated issuers		16,563,029
Interest		14,535,855
Income from Fidelity Central Funds		5,820,787
Total income		37,106,857
Expenses
Management fee	$3,692,522
Accounting fees and expenses	164,759
Custodian fees and expenses	14,562
Independent trustees' fees and expenses	1,515
Registration fees	2,578,333
Audit	10,146
Miscellaneous	295
Total expenses before reductions	6,462,132
Expense reductions	(2,909,678)
Total expenses after reductions		3,552,454
Net investment income (loss)		33,554,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(908,138)
Futures contracts	(73,859)
Total net realized gain (loss)		(981,997)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,592,844)
Fidelity Central Funds	2,464,571
Other affiliated issuers	(21,302,994)
Futures contracts	(104,916)
Delayed delivery commitments	(280,500)
Total change in net unrealized appreciation (depreciation)		(30,816,683)
Net gain (loss)		(31,798,680)
Net increase (decrease) in net assets resulting from operations		$1,755,723

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 16, 2018 (commencement of operations) to November 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,554,403
Net realized gain (loss)	(981,997)
Change in net unrealized appreciation (depreciation)	(30,816,683)
Net increase (decrease) in net assets resulting from operations	1,755,723
Distributions to shareholders	(27,320,695)
Total distributions	(27,320,695)
Share transactions
Proceeds from sales of shares	12,909,410,777
Reinvestment of distributions	27,298,206
Cost of shares redeemed	(187,146,754)
Net increase (decrease) in net assets resulting from share transactions	12,749,562,229
Total increase (decrease) in net assets	12,723,997,257
Net Assets
Beginning of period	–
End of period	$12,723,997,257
Other Information
Shares
Sold	1,293,891,264
Issued in reinvestment of distributions	2,741,263
Redeemed	(18,833,732)
Net increase (decrease)	1,277,798,795

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Core Income Fund

Six months ended (Unaudited) November 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.037
Net realized and unrealized gain (loss)	(.055)
Total from investment operations	(.018)
Distributions from net investment income	(.022)
Total distributions	(.022)
Net asset value, end of period	$9.96
Total ReturnC,D	(.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G,H
Expenses net of fee waivers, if any	.12%G,H
Expenses net of all reductions	.12%G,H
Net investment income (loss)	3.20%G,H
Supplemental Data
Net assets, end of period (000 omitted)	$12,723,997
Portfolio turnover rateI	12%J,K

 A For the period October 16, 2018 (commencement of operations) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Registration fees are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $538 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,570,271
Gross unrealized depreciation	(48,069,208)
Net unrealized appreciation (depreciation)	$(29,498,937)
Tax cost	$12,918,090,849

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and in-kind transactions, aggregated $6,371,631,085 and $82,913,682, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $6,192,167,932 in exchange for 620,345,649 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $2,909,678.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 16, 2018 to November 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value November 30, 2018	Expenses Paid During Period
Actual	.12%	$1,000.00	$998.20	$.15-B
Hypothetical-C		$1,000.00	$1,024.47	$.61-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005%.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 46/365 (to reflect the period October 16, 2018 to November 30, 2018). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Core Income Fund

On June 7, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve the management contract between Strategic Advisers LLC (Strategic Advisers) and the fund (the Management Contract), the sub-advisory agreement between Strategic Advisers and FIAM LLC (FIAM) (Sub-Advisory Agreement) and the sub-subadvisory agreements between FIAM and each of FMR Investment Management (U.K.) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited (the Sub-Subadvisory Agreements, together with the Management Contract and Sub-Advisory Agreement, the Advisory Contracts), on behalf of the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.

In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bears a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board also considered the structure of the portfolio manager compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board noted that it is familiar with the nature, extent and quality of services provided by Strategic Advisers and FIAM from its oversight of Strategic Advisers as the investment adviser and FIAM as sub-adviser, on behalf of other Strategic Advisers funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other funds will also provide services to the fund.

The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board noted that subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund, their use of technology, and their approach to managing and compensating their investment personnel. The Board noted that the investment staff has extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the investment staff's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to FIAM, and the projected total management fee rate and operating expenses of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 0.60% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2021. The Board considered that although the proposed maximum aggregate annual management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's total management fee rate is expected to be below the median based upon the expected asset allocation to the sub-advisers and the effective sub-advisory fee rates applicable under the proposed sub-advisory agreements, before taking into account the management fee waiver. The Board noted that FIAM, and not the fund, will compensate the sub-subadvisers pursuant to the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, are expected to rank below the applicable competitive Lipper peer group total expense median.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.

Potential Fall-Out Benefits.  The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including nonadvisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.

Possible Economies of Scale.  The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

COI-SANN-0119
1.9887940.100

Strategic Advisers® Fidelity® Emerging Markets Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of November 30, 2018

% of fund's net assets
Fidelity Emerging Markets Fund	60.1
Fidelity SAI Emerging Markets Index Fund	34.0
iShares Edge MSCI Min Vol Emerging Markets ETF	4.0
98.1

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Diversifed Emerging Markets Funds	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 98.1%
	Shares	Value
Diversified Emerging Markets Funds - 98.1%
Fidelity Emerging Markets Fund (a)	32,998,205	$916,690,126
Fidelity SAI Emerging Markets Index Fund (a)	39,344,072	517,767,985
iShares Edge MSCI Min Vol Emerging Markets ETF	1,068,305	61,277,975

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		1,495,736,086

TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $1,499,088,529)		1,495,736,086
NET OTHER ASSETS (LIABILITIES) - 1.9%		28,683,087
NET ASSETS - 100%		$1,524,419,173

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	559	Dec. 2018	$27,938,820	$(4,097)	$(4,097)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$--	$919,000,000	$--	$--	$--	$(2,309,874)	$916,690,126
Fidelity SAI Emerging Markets Index Fund	--	518,888,169	1,855	--	93	(1,118,422)	517,767,985
Total	$--	$1,437,888,169	$1,855	$--	$93	$(3,428,296)	$1,434,458,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,495,736,086	$1,495,736,086	$--	$--
Total Investments in Securities:	$1,495,736,086	$1,495,736,086	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,097)	$(4,097)	$--	$--
Total Liabilities	$(4,097)	$(4,097)	$--	$--
Total Derivative Instruments:	$(4,097)	$(4,097)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,097)
Total Equity Risk	0	(4,097)
Total Value of Derivatives	$0	$(4,097)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $61,202,122)	$61,277,975
Affiliated issuers (cost $1,437,886,407)	1,434,458,111
Total Investment in Securities (cost $1,499,088,529)		$1,495,736,086
Cash		500
Receivable for fund shares sold		90,663,113
Total assets		1,586,399,699
Liabilities
Payable for investments purchased	$61,202,122
Payable for fund shares redeemed	765,211
Payable for daily variation margin on futures contracts	4,097
Other affiliated payables	2,991
Other payables and accrued expenses	6,105
Total liabilities		61,980,526
Net Assets		$1,524,419,173
Net Assets consist of:
Paid in capital		$1,527,785,827
Total distributable earnings (loss)		(3,366,654)
Net Assets, for 144,843,338 shares outstanding		$1,524,419,173
Net Asset Value, offering price and redemption price per share ($1,524,419,173 ÷ 144,843,338 shares)		$10.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 30, 2018 (commencement of operations) to November 30, 2018 (Unaudited)

Expenses
Management fee	$14,455
Accounting fees and expenses	2,995
Custodian fees and expenses	34
Independent trustees' fees and expenses	1
Registration fees	2,633
Audit	4,544
Total expenses before reductions	24,662
Expense reductions	(14,455)
Total expenses after reductions		10,207
Net investment income (loss)		(10,207)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	93
Total net realized gain (loss)		93
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	75,853
Affiliated issuers	(3,428,296)
Futures contracts	(4,097)
Total change in net unrealized appreciation (depreciation)		(3,356,540)
Net gain (loss)		(3,356,447)
Net increase (decrease) in net assets resulting from operations		$(3,366,654)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 30, 2018 (commencement of operations) to November 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,207)
Net realized gain (loss)	93
Change in net unrealized appreciation (depreciation)	(3,356,540)
Net increase (decrease) in net assets resulting from operations	(3,366,654)
Share transactions
Proceeds from sales of shares	1,528,551,781
Cost of shares redeemed	(765,954)
Net increase (decrease) in net assets resulting from share transactions	1,527,785,827
Total increase (decrease) in net assets	1,524,419,173
Net Assets
Beginning of period	–
End of period	$1,524,419,173
Other Information
Shares
Sold	144,916,147
Redeemed	(72,809)
Net increase (decrease)	144,843,338

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Emerging Markets Fund

Six months ended (Unaudited) November 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.52D
Total from investment operations	.52
Net asset value, end of period	$10.52
Total ReturnE,F	5.20%
Ratios to Average Net AssetsG
Expenses before reductions	.43%H
Expenses net of fee waivers, if any	.18%H
Expenses net of all reductions	.18%H
Net investment income (loss)	(.18)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,524,419
Portfolio turnover rateI	0%J,K

 A For the period October 30, 2018 (commencement of operations) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of less than $1 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$156,972
Gross unrealized depreciation	(3,513,512)
Net unrealized appreciation (depreciation)	$(3,356,540)
Tax cost	$1,499,088,529

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,499,090,291 and $1,855, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Subsequent to period end, FIAM LLC and FIL Investment Advisors were allocated a portion of the Fund's assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2021. During the period, this waiver reduced the Fund's management fee by $14,455.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 30, 2018 to November 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value November 30, 2018	Expenses Paid During Period
Actual	.18%	$1,000.00	$1,052.00	$.16-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the period October 30, 2018 to November 30, 2018). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Emerging Markets Fund

On September 13, 2018, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve the management contract between Strategic Advisers LLC (Strategic Advisers) and the fund (the Management Contract), the sub-advisory agreements between Strategic Advisers and each of FIAM LLC (FIAM), FIL Investment Advisors (FIA) and Geode Capital Management, LLC (Geode) (each respective agreement, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements) and the sub-subadvisory agreements between FIA and FIL Investment Advisors (UK) Limited, and between FIAM and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited (the Sub-Subadvisory Agreements, together with the Management Contract and Sub-Advisory Agreements, the Advisory Contracts), on behalf of the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.

In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board also considered the structure of the portfolio manager compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board noted that it is familiar with the nature, extent and quality of services provided by Strategic Advisers and each of the sub-advisers from its oversight of Strategic Advisers as the investment adviser and the sub-advisers on behalf of other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund.

The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board noted that under the Sub-Advisory Agreements and Sub-Subadvisory Agreements, and subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund, their use of technology, and approach to managing and compensating its investment personnel. The Board noted that the investment staff has extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the investment staff's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers, and the projected total management fee rate and operating expenses of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2021. The Board considered that although the proposed maximum aggregate annual management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's total management fee rate is expected to be below the median based upon the expected asset allocation to the sub-advisers and the effective sub-advisory fee rates applicable under the proposed sub-advisory agreements, before taking into account the management fee waiver. The Board noted that FIAM and FIL, and not the fund, will compensate the sub-subadvisers pursuant to the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, are expected to rank below the applicable competitive Lipper peer group total expense median.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.

Potential Fall-Out Benefits.  The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.

Possible Economies of Scale.  The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STE-SANN-0119
1.9890708.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2019